UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Mid Cap Index Fund

Fidelity® Small Cap Index Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity® Mid Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
Fiserv, Inc.	0.8
Global Payments, Inc.	0.7
Harris Corp.	0.6
Dollar General Corp.	0.6
Sempra Energy	0.5
Lam Research Corp.	0.5
Welltower, Inc.	0.5
Advanced Micro Devices, Inc.	0.4
O'Reilly Automotive, Inc.	0.4
Xcel Energy, Inc.	0.4
5.4

Top Market Sectors as of October 31, 2019

% of fund's net assets
Information Technology	17.3
Industrials	13.8
Financials	13.2
Consumer Discretionary	11.6
Real Estate	10.2
Health Care	9.8
Utilities	7.0
Materials	5.1
Communication Services	4.1
Consumer Staples	4.0

Asset Allocation (% of fund's net assets)

As of October 31, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.9%

Fidelity® Mid Cap Index Fund

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc. (a)	1,670,799	$21,620,139
GCI Liberty, Inc. (b)	150,456	10,528,911
Zayo Group Holdings, Inc. (b)	346,430	11,827,120
		43,976,170
Entertainment - 0.8%
Cinemark Holdings, Inc.	163,776	5,994,202
Lions Gate Entertainment Corp.:
Class A (a)	79,123	632,193
Class B	170,581	1,277,652
Live Nation Entertainment, Inc. (b)	197,846	13,948,143
Spotify Technology SA (b)	180,982	26,115,703
Take-Two Interactive Software, Inc. (b)	172,114	20,713,920
The Madison Square Garden Co. (b)	28,421	7,586,133
Viacom, Inc.:
Class A	22,756	543,641
Class B (non-vtg.)	535,214	11,539,214
World Wrestling Entertainment, Inc. Class A (a)	67,587	3,787,575
Zynga, Inc. (b)	1,301,610	8,030,934
		100,169,310
Interactive Media & Services - 0.7%
IAC/InterActiveCorp (b)	113,978	25,901,501
Match Group, Inc. (a)	83,959	6,128,167
TripAdvisor, Inc. (b)	161,525	6,525,610
Twitter, Inc. (b)	1,155,272	34,623,502
Zillow Group, Inc.:
Class A (a)(b)	87,189	2,824,052
Class C (a)(b)	188,473	6,138,566
		82,141,398
Media - 2.1%
Altice U.S.A., Inc. Class A (b)	480,657	14,876,334
AMC Networks, Inc. Class A (b)	65,123	2,836,107
Cable One, Inc.	6,691	8,868,051
CBS Corp. Class B	507,291	18,282,768
Discovery Communications, Inc.:
Class A (a)(b)	235,104	6,337,228
Class C (non-vtg.) (b)	539,604	13,619,605
DISH Network Corp. Class A (b)	359,637	12,364,320
Fox Corp.:
Class A	538,611	17,257,096
Class B	249,384	7,790,756
Interpublic Group of Companies, Inc.	591,491	12,864,929
John Wiley & Sons, Inc. Class A	66,620	3,069,183
Liberty Broadband Corp.:
Class A (b)	37,742	4,453,179
Class C (b)	161,639	19,084,717
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	304,047	12,921,998
Liberty Media Class A (b)	36,681	1,483,013
Liberty SiriusXM Series A (b)	128,883	5,788,136
Liberty SiriusXM Series C (b)	237,436	10,729,733
News Corp.:
Class A	589,007	8,075,286
Class B	187,036	2,640,948
Nexstar Broadcasting Group, Inc. Class A	68,376	6,652,301
Omnicom Group, Inc.	330,679	25,525,112
Sinclair Broadcast Group, Inc. Class A	93,393	3,720,777
Sirius XM Holdings, Inc. (a)	2,098,658	14,102,982
The New York Times Co. Class A	248,505	7,678,805
		241,023,364
Wireless Telecommunication Services - 0.1%
Sprint Corp. (b)	866,364	5,380,120
Telephone & Data Systems, Inc.	152,757	3,985,430
U.S. Cellular Corp. (b)	23,581	877,685
		10,243,235

TOTAL COMMUNICATION SERVICES		477,553,477

CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.7%
Aptiv PLC	394,849	35,358,728
BorgWarner, Inc.	316,086	13,174,464
Gentex Corp.	392,597	11,012,346
Lear Corp.	93,540	11,016,206
The Goodyear Tire & Rubber Co.	356,672	5,660,385
		76,222,129
Automobiles - 0.1%
Harley-Davidson, Inc. (a)	238,850	9,293,654
Thor Industries, Inc.	81,303	5,143,228
		14,436,882
Distributors - 0.4%
Genuine Parts Co.	215,621	22,118,402
LKQ Corp. (b)	470,744	16,000,589
Pool Corp.	59,112	12,259,829
		50,378,820
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (b)	88,023	13,073,176
Frontdoor, Inc. (b)	130,331	6,285,864
Graham Holdings Co.	6,405	4,032,972
Grand Canyon Education, Inc. (b)	72,726	6,687,883
H&R Block, Inc.	312,146	7,800,529
Service Corp. International	271,995	12,370,333
ServiceMaster Global Holdings, Inc. (b)	209,504	8,459,772
		58,710,529
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	375,111	16,414,857
Caesars Entertainment Corp. (b)	873,820	10,730,510
Chipotle Mexican Grill, Inc. (b)	39,222	30,520,992
Choice Hotels International, Inc.	51,108	4,522,036
Darden Restaurants, Inc.	188,759	21,191,973
Domino's Pizza, Inc.	62,826	17,064,798
Dunkin' Brands Group, Inc.	126,486	9,944,329
Extended Stay America, Inc. unit	288,821	4,104,146
Hilton Grand Vacations, Inc. (b)	131,279	4,559,320
Hilton Worldwide Holdings, Inc.	434,410	42,120,394
Hyatt Hotels Corp. Class A	57,328	4,284,695
International Game Technology PLC (a)	150,101	1,987,337
MGM Mirage, Inc.	773,901	22,056,179
Norwegian Cruise Line Holdings Ltd. (b)	328,988	16,699,431
Planet Fitness, Inc. (b)	129,910	8,270,071
Royal Caribbean Cruises Ltd.	263,057	28,628,493
Six Flags Entertainment Corp.	122,056	5,149,543
Vail Resorts, Inc.	61,588	14,311,204
Wendy's Co.	285,606	6,049,135
Wyndham Destinations, Inc.	140,015	6,498,096
Wyndham Hotels & Resorts, Inc.	146,547	7,909,142
Wynn Resorts Ltd.	149,981	18,198,695
Yum China Holdings, Inc.	555,376	23,603,480
		324,818,856
Household Durables - 1.6%
D.R. Horton, Inc.	521,560	27,314,097
Garmin Ltd.	222,450	20,854,688
Leggett & Platt, Inc.	200,792	10,300,630
Lennar Corp.:
Class A	430,924	25,683,070
Class B	23,941	1,125,706
Mohawk Industries, Inc. (b)	91,382	13,102,351
Newell Brands, Inc.	582,415	11,048,413
NVR, Inc. (b)	4,961	18,041,123
PulteGroup, Inc.	390,759	15,333,383
Roku, Inc. Class A (a)(b)	130,846	19,260,531
Tempur Sealy International, Inc. (b)	70,444	6,406,882
Toll Brothers, Inc.	203,464	8,091,763
Whirlpool Corp.	94,953	14,444,250
		191,006,887
Internet & Direct Marketing Retail - 0.5%
Etsy, Inc. (a)(b)	182,990	8,141,225
Expedia, Inc.	212,267	29,008,408
GrubHub, Inc. (a)(b)	139,041	4,735,736
Liberty Interactive Corp. QVC Group Series A (b)	586,312	5,593,416
Wayfair LLC Class A (a)(b)	95,392	7,844,084
		55,322,869
Leisure Products - 0.3%
Brunswick Corp.	130,391	7,593,972
Hasbro, Inc.	177,943	17,315,633
Mattel, Inc. (a)(b)	525,936	6,279,676
Polaris, Inc.	88,137	8,694,715
		39,883,996
Multiline Retail - 1.2%
Dollar General Corp.	398,084	63,828,789
Dollar Tree, Inc. (b)	361,656	39,926,822
Kohl's Corp.	249,603	12,794,650
Macy's, Inc. (a)	474,312	7,190,570
Nordstrom, Inc. (a)	165,019	5,924,182
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	80,757	5,158,757
		134,823,770
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	105,187	17,090,784
AutoNation, Inc. (b)	81,992	4,169,293
AutoZone, Inc. (b)	37,469	42,878,774
Best Buy Co., Inc.	351,351	25,237,542
Burlington Stores, Inc. (b)	100,212	19,257,740
CarMax, Inc. (a)(b)	254,589	23,720,057
Carvana Co. Class A (a)(b)	68,592	5,561,439
Dick's Sporting Goods, Inc. (a)	100,679	3,919,433
Five Below, Inc. (b)	83,984	10,507,238
Floor & Decor Holdings, Inc. Class A (b)	103,950	4,764,029
Foot Locker, Inc.	166,879	7,260,905
Gap, Inc. (a)	333,010	5,414,743
L Brands, Inc.	350,680	5,975,587
O'Reilly Automotive, Inc. (b)	115,624	50,355,408
Penske Automotive Group, Inc.	52,080	2,537,338
Tiffany & Co., Inc. (a)	185,120	23,049,291
Tractor Supply Co.	182,681	17,358,349
Ulta Beauty, Inc. (b)	86,498	20,167,009
Urban Outfitters, Inc. (b)	104,386	2,995,878
Williams-Sonoma, Inc. (a)	119,862	8,005,583
		300,226,420
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd. (b)	218,703	6,795,102
Carter's, Inc.	67,341	6,750,262
Columbia Sportswear Co.	45,131	4,082,099
Hanesbrands, Inc. (a)	550,928	8,379,615
lululemon athletica, Inc. (b)	181,026	36,978,181
PVH Corp.	114,153	9,949,575
Ralph Lauren Corp.	78,604	7,550,700
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	201,776	7,540,369
Tapestry, Inc.	440,828	11,399,812
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	288,367	5,954,779
Class C (non-vtg.) (b)	296,745	5,489,783
		110,870,277

TOTAL CONSUMER DISCRETIONARY		1,356,701,435

CONSUMER STAPLES - 4.0%
Beverages - 0.3%
Brown-Forman Corp.:
Class A	66,183	4,113,273
Class B (non-vtg.)	266,404	17,454,790
Molson Coors Brewing Co. Class B	266,864	14,069,070
		35,637,133
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	56,053	9,574,413
Grocery Outlet Holding Corp.	48,912	1,560,293
Kroger Co.	1,219,186	30,040,743
Sprouts Farmers Market LLC (b)	181,140	3,515,927
U.S. Foods Holding Corp. (b)	334,621	13,274,415
		57,965,791
Food Products - 2.5%
Archer Daniels Midland Co.	854,567	35,925,997
Beyond Meat, Inc. (a)	20,038	1,692,209
Bunge Ltd.	211,368	11,413,872
Campbell Soup Co. (a)	256,566	11,881,571
Conagra Brands, Inc.	739,902	20,014,349
Flowers Foods, Inc.	297,858	6,469,476
Hormel Foods Corp. (a)	426,251	17,429,403
Ingredion, Inc.	102,387	8,088,573
Kellogg Co.	377,702	23,995,408
Lamb Weston Holdings, Inc.	224,151	17,492,744
McCormick & Co., Inc. (non-vtg.)	188,261	30,251,660
Pilgrim's Pride Corp. (b)	81,067	2,461,194
Post Holdings, Inc. (b)	99,498	10,238,344
Seaboard Corp.	391	1,649,664
The Hain Celestial Group, Inc. (a)(b)	139,132	3,289,080
The Hershey Co.	221,562	32,540,811
The J.M. Smucker Co.	168,439	17,800,634
TreeHouse Foods, Inc. (b)	85,318	4,608,878
Tyson Foods, Inc. Class A	441,477	36,549,881
		293,793,748
Household Products - 0.5%
Church & Dwight Co., Inc.	377,526	26,404,168
Clorox Co.	193,213	28,535,628
Energizer Holdings, Inc. (a)	95,695	4,066,081
Spectrum Brands Holdings, Inc. (a)	63,988	3,212,837
		62,218,714
Personal Products - 0.2%
Coty, Inc. Class A	440,477	5,149,176
Herbalife Nutrition Ltd. (b)	157,195	7,021,901
Nu Skin Enterprises, Inc. Class A	84,074	3,748,019
		15,919,096

TOTAL CONSUMER STAPLES		465,534,482

ENERGY - 3.7%
Energy Equipment & Services - 0.7%
Apergy Corp. (b)	118,028	2,970,765
Baker Hughes, A GE Co. Class A	968,093	20,717,190
Halliburton Co.	1,335,636	25,710,993
Helmerich & Payne, Inc.	163,790	6,142,125
National Oilwell Varco, Inc.	591,488	13,379,459
Patterson-UTI Energy, Inc.	304,628	2,534,505
Transocean Ltd. (United States) (a)(b)	888,189	4,218,898
		75,673,935
Oil, Gas & Consumable Fuels - 3.0%
Antero Midstream GP LP (a)	343,220	2,210,337
Antero Resources Corp. (a)(b)	407,362	1,018,405
Apache Corp.	576,532	12,487,683
Cabot Oil & Gas Corp.	631,729	11,775,429
Centennial Resource Development, Inc. Class A (b)	280,401	953,363
Cheniere Energy, Inc. (b)	357,115	21,980,428
Chesapeake Energy Corp. (a)(b)	1,995,336	2,673,750
Cimarex Energy Co.	153,401	6,476,590
Concho Resources, Inc.	305,006	20,594,005
Continental Resources, Inc.	132,610	3,908,017
Devon Energy Corp.	617,935	12,531,722
Diamondback Energy, Inc.	252,019	21,613,149
EQT Corp.	390,784	4,197,020
Equitrans Midstream Corp. (a)	311,436	4,335,189
Hess Corp.	412,173	27,100,375
HollyFrontier Corp.	233,482	12,827,501
Kosmos Energy Ltd.	557,684	3,457,641
Marathon Oil Corp.	1,230,075	14,182,765
Murphy Oil Corp. (a)	235,135	4,850,835
Noble Energy, Inc.	726,621	13,994,720
ONEOK, Inc.	630,924	44,057,423
Parsley Energy, Inc. Class A	412,111	6,515,475
PBF Energy, Inc. Class A	183,268	5,915,891
Pioneer Natural Resources Co.	256,885	31,601,993
Range Resources Corp. (a)	320,644	1,292,195
Targa Resources Corp.	350,870	13,641,826
The Williams Companies, Inc.	1,862,145	41,544,455
WPX Energy, Inc. (b)	643,291	6,420,044
		354,158,226

TOTAL ENERGY		429,832,161

FINANCIALS - 13.2%
Banks - 4.0%
Associated Banc-Corp.	244,176	4,910,379
Bank of Hawaii Corp.	61,617	5,379,780
Bank OZK	185,699	5,210,714
BankUnited, Inc.	143,134	4,909,496
BOK Financial Corp.	49,638	3,829,572
CIT Group, Inc.	145,293	6,231,617
Citizens Financial Group, Inc.	685,398	24,098,594
Comerica, Inc.	228,040	14,918,377
Commerce Bancshares, Inc.	152,799	9,834,144
Cullen/Frost Bankers, Inc.	86,519	7,793,632
East West Bancorp, Inc.	222,379	9,544,507
Fifth Third Bancorp	1,125,165	32,719,798
First Citizens Bancshares, Inc.	11,143	5,481,465
First Hawaiian, Inc.	204,075	5,577,370
First Horizon National Corp.	478,207	7,636,966
First Republic Bank	254,924	27,113,717
FNB Corp., Pennsylvania	494,870	5,968,132
Huntington Bancshares, Inc.	1,596,256	22,555,097
KeyCorp	1,539,276	27,660,790
M&T Bank Corp.	204,529	32,014,924
PacWest Bancorp	179,993	6,657,941
Peoples United Financial, Inc.	675,557	10,923,757
Pinnacle Financial Partners, Inc.	115,149	6,773,064
Popular, Inc.	146,123	7,957,859
Prosperity Bancshares, Inc. (a)	139,775	9,647,271
Regions Financial Corp.	1,530,443	24,640,132
Signature Bank	82,850	9,802,812
Sterling Bancorp	311,152	6,114,137
SunTrust Banks, Inc.	680,484	46,504,277
SVB Financial Group (b)	79,623	17,634,902
Synovus Financial Corp.	225,970	7,653,604
Tcf Financial Corp.	234,169	9,270,751
Texas Capital Bancshares, Inc. (b)	77,154	4,170,945
Umpqua Holdings Corp.	337,297	5,336,039
Webster Financial Corp.	140,451	6,193,889
Western Alliance Bancorp.	148,394	7,320,276
Wintrust Financial Corp.	86,249	5,504,411
Zions Bancorp NA	267,511	12,966,258
		468,461,396
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	77,442	6,186,067
Ameriprise Financial, Inc.	200,539	30,259,330
BGC Partners, Inc. Class A	444,373	2,310,740
Cboe Global Markets, Inc.	169,820	19,554,773
E*TRADE Financial Corp.	367,956	15,376,881
Eaton Vance Corp. (non-vtg.) (a)	171,370	7,814,472
Evercore, Inc. Class A	60,250	4,436,810
FactSet Research Systems, Inc.	57,448	14,564,217
Franklin Resources, Inc.	431,652	11,892,013
Interactive Brokers Group, Inc.	114,343	5,437,010
Invesco Ltd.	604,629	10,169,860
Janus Henderson Group PLC	246,884	5,710,427
Lazard Ltd. Class A	158,826	5,928,975
Legg Mason, Inc.	130,815	4,874,167
LPL Financial	125,587	10,152,453
MarketAxess Holdings, Inc.	56,457	20,809,486
Morningstar, Inc.	30,218	4,890,481
MSCI, Inc.	126,185	29,597,954
Northern Trust Corp.	303,038	30,206,828
Raymond James Financial, Inc.	190,477	15,902,925
SEI Investments Co.	198,254	11,879,380
State Street Corp.	571,521	37,760,392
T. Rowe Price Group, Inc.	353,790	40,968,882
The NASDAQ OMX Group, Inc.	177,656	17,724,739
Virtu Financial, Inc. Class A (a)	77,659	1,317,097
		365,726,359
Consumer Finance - 1.0%
Ally Financial, Inc.	599,207	18,353,710
Credit Acceptance Corp. (b)	16,070	7,035,607
Discover Financial Services	487,441	39,122,015
Navient Corp.	309,299	4,259,047
OneMain Holdings, Inc.	99,353	3,974,120
Santander Consumer U.S.A. Holdings, Inc.	160,824	4,033,466
SLM Corp.	653,048	5,511,725
Synchrony Financial	1,016,891	35,967,435
		118,257,125
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc.	451,780	9,758,448
Jefferies Financial Group, Inc.	406,581	7,590,867
Voya Financial, Inc.	214,877	11,594,763
		28,944,078
Insurance - 4.1%
Alleghany Corp. (b)	21,435	16,682,646
American Financial Group, Inc.	113,012	11,757,768
American National Insurance Co.	11,303	1,356,134
Arch Capital Group Ltd. (b)	587,475	24,532,956
Arthur J. Gallagher & Co.	281,875	25,712,638
Assurant, Inc.	94,220	11,878,315
Assured Guaranty Ltd.	147,498	6,920,606
Athene Holding Ltd. (b)	224,968	9,752,363
Axis Capital Holdings Ltd.	126,557	7,521,283
Brighthouse Financial, Inc. (b)	171,331	6,469,459
Brown & Brown, Inc.	361,508	13,621,621
Cincinnati Financial Corp.	233,348	26,417,327
CNA Financial Corp.	43,153	1,934,981
Erie Indemnity Co. Class A (a)	37,683	6,943,846
Everest Re Group Ltd.	61,591	15,834,430
First American Financial Corp.	167,580	10,353,092
FNF Group	404,893	18,560,295
Globe Life, Inc.	165,920	16,148,994
Hanover Insurance Group, Inc.	60,511	7,969,904
Hartford Financial Services Group, Inc.	552,406	31,531,334
Kemper Corp.	96,652	6,947,346
Lincoln National Corp.	305,896	17,277,006
Loews Corp.	402,450	19,720,050
Markel Corp. (b)	20,788	24,342,748
Mercury General Corp.	41,664	2,002,372
Old Republic International Corp.	433,009	9,673,421
Primerica, Inc.	63,911	8,064,290
Principal Financial Group, Inc.	423,654	22,614,651
Reinsurance Group of America, Inc.	95,775	15,560,564
RenaissanceRe Holdings Ltd.	66,894	12,521,219
Unum Group	319,455	8,797,791
W.R. Berkley Corp.	220,316	15,400,088
White Mountains Insurance Group Ltd.	4,753	5,090,463
Willis Group Holdings PLC	197,839	36,976,109
		476,888,110
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	840,506	14,330,627
Annaly Capital Management, Inc.	2,232,623	20,048,955
Chimera Investment Corp.	285,286	5,779,894
MFA Financial, Inc.	689,343	5,232,113
New Residential Investment Corp.	635,353	10,063,992
Starwood Property Trust, Inc.	418,158	10,286,687
Two Harbors Investment Corp.	414,544	5,749,725
		71,491,993
Thrifts & Mortgage Finance - 0.2%
LendingTree, Inc. (a)(b)	11,747	4,227,158
MGIC Investment Corp.	543,669	7,453,702
New York Community Bancorp, Inc.	694,586	8,091,927
TFS Financial Corp.	74,343	1,431,846
		21,204,633

TOTAL FINANCIALS		1,550,973,694

HEALTH CARE - 9.8%
Biotechnology - 1.5%
Agios Pharmaceuticals, Inc. (a)(b)	79,514	2,391,781
Alkermes PLC (b)	237,527	4,638,902
Alnylam Pharmaceuticals, Inc. (b)	162,395	14,086,142
BioMarin Pharmaceutical, Inc. (b)	274,046	20,062,908
bluebird bio, Inc. (a)(b)	84,631	6,855,111
Exact Sciences Corp. (b)	195,930	17,045,910
Exelixis, Inc. (b)	458,111	7,077,815
Incyte Corp. (b)	272,520	22,869,878
Ionis Pharmaceuticals, Inc. (b)	196,455	10,946,473
Moderna, Inc. (a)	311,322	5,214,644
Neurocrine Biosciences, Inc. (b)	138,567	13,786,031
Sage Therapeutics, Inc. (a)(b)	77,417	10,501,616
Sarepta Therapeutics, Inc. (a)(b)	108,159	8,983,687
Seattle Genetics, Inc. (b)	176,165	18,920,121
United Therapeutics Corp. (b)	66,327	5,958,818
		169,339,837
Health Care Equipment & Supplies - 3.2%
Abiomed, Inc. (b)	68,086	14,133,292
Align Technology, Inc. (b)	121,420	30,633,052
Cantel Medical Corp. (a)	57,019	4,156,115
Dentsply Sirona, Inc.	341,875	18,727,913
DexCom, Inc. (b)	138,865	21,418,538
Hill-Rom Holdings, Inc.	102,402	10,720,465
Hologic, Inc. (b)	408,393	19,729,466
ICU Medical, Inc. (b)	29,551	4,775,737
IDEXX Laboratories, Inc. (b)	130,332	37,145,923
Insulet Corp. (a)(b)	91,013	13,226,009
Integra LifeSciences Holdings Corp. (b)	108,623	6,306,651
Masimo Corp. (b)	72,165	10,520,935
Penumbra, Inc. (a)(b)	48,098	7,501,845
ResMed, Inc.	217,746	32,208,988
STERIS PLC	128,482	18,189,197
Teleflex, Inc.	70,785	24,591,417
The Cooper Companies, Inc.	74,629	21,717,039
Varian Medical Systems, Inc. (b)	139,412	16,842,364
West Pharmaceutical Services, Inc.	112,123	16,127,772
Zimmer Biomet Holdings, Inc.	314,707	43,501,949
		372,174,667
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)(b)	132,286	3,967,257
AmerisourceBergen Corp.	232,809	19,877,232
Cardinal Health, Inc.	457,413	22,619,073
Centene Corp. (b)	627,536	33,309,611
Chemed Corp.	23,832	9,387,663
Covetrus, Inc. (a)(b)	147,204	1,459,528
DaVita HealthCare Partners, Inc. (b)	187,984	11,015,862
Encompass Health Corp.	150,079	9,608,058
Guardant Health, Inc. (a)	55,757	3,875,112
Henry Schein, Inc. (b)	227,945	14,265,938
Laboratory Corp. of America Holdings (b)	150,527	24,802,334
McKesson Corp.	283,672	37,728,376
MEDNAX, Inc. (b)	126,242	2,772,274
Molina Healthcare, Inc. (b)	95,576	11,243,561
Premier, Inc. (a)(b)	79,555	2,591,902
Quest Diagnostics, Inc.	205,879	20,845,249
Universal Health Services, Inc. Class B	121,489	16,699,878
Wellcare Health Plans, Inc. (b)	76,807	22,780,956
		268,849,864
Health Care Technology - 0.5%
Cerner Corp.	485,866	32,611,326
Change Healthcare, Inc.	74,923	990,482
Veeva Systems, Inc. Class A (b)	198,694	28,180,770
		61,782,578
Life Sciences Tools & Services - 1.7%
Adaptive Biotechnologies Corp. (a)	25,699	669,844
Agilent Technologies, Inc.	475,616	36,027,912
Avantor, Inc.	359,093	5,102,712
Bio-Rad Laboratories, Inc. Class A (b)	32,612	10,814,791
Bio-Techne Corp.	57,552	11,980,600
Bruker Corp.	156,613	6,969,279
Charles River Laboratories International, Inc. (b)	73,788	9,590,964
IQVIA Holdings, Inc. (b)	275,418	39,775,868
Mettler-Toledo International, Inc. (b)	37,504	26,438,070
PerkinElmer, Inc.	168,955	14,523,372
PRA Health Sciences, Inc. (b)	95,168	9,298,865
QIAGEN NV (b)	338,978	10,104,934
Waters Corp. (b)	101,458	21,470,542
		202,767,753
Pharmaceuticals - 0.6%
Catalent, Inc. (b)	222,508	10,825,014
Elanco Animal Health, Inc. (b)	572,867	15,478,866
Horizon Pharma PLC (b)	280,730	8,115,904
Jazz Pharmaceuticals PLC (b)	84,987	10,676,917
Mylan NV (b)	788,722	15,104,026
Nektar Therapeutics (a)(b)	258,374	4,424,655
Perrigo Co. PLC	193,702	10,270,080
		74,895,462

TOTAL HEALTH CARE		1,149,810,161

INDUSTRIALS - 13.8%
Aerospace & Defense - 2.0%
Arconic, Inc.	599,709	16,474,006
BWX Technologies, Inc.	145,721	8,466,390
Curtiss-Wright Corp.	65,223	8,821,411
Harris Corp.	338,951	69,928,981
HEICO Corp.	59,909	7,389,176
HEICO Corp. Class A	116,690	11,117,056
Hexcel Corp.	129,825	9,687,542
Huntington Ingalls Industries, Inc.	62,318	14,062,680
Spirit AeroSystems Holdings, Inc. Class A	157,977	12,925,678
Teledyne Technologies, Inc. (b)	54,846	18,077,242
Textron, Inc.	353,037	16,271,475
TransDigm Group, Inc.	75,474	39,720,457
		232,942,094
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (a)	206,412	15,613,004
Expeditors International of Washington, Inc.	262,758	19,165,569
XPO Logistics, Inc. (a)(b)	140,566	10,739,242
		45,517,815
Airlines - 0.6%
Alaska Air Group, Inc.	185,233	12,860,727
American Airlines Group, Inc.	611,274	18,374,896
Copa Holdings SA Class A	48,105	4,894,203
JetBlue Airways Corp. (b)	453,267	8,748,053
United Continental Holdings, Inc. (b)	360,583	32,755,360
		77,633,239
Building Products - 0.8%
A.O. Smith Corp.	208,425	10,354,554
Allegion PLC	143,869	16,694,559
Armstrong World Industries, Inc.	75,161	7,029,808
Fortune Brands Home & Security, Inc.	213,878	12,843,374
Lennox International, Inc.	53,762	13,298,568
Masco Corp.	442,248	20,453,970
Owens Corning	164,903	10,105,256
Resideo Technologies, Inc. (b)	186,696	1,779,213
		92,559,302
Commercial Services & Supplies - 1.1%
ADT, Inc. (a)	166,782	1,290,893
Cintas Corp.	128,390	34,494,541
Clean Harbors, Inc. (b)	78,629	6,483,747
Copart, Inc. (b)	302,969	25,037,358
IAA Spinco, Inc. (b)	202,893	7,740,368
KAR Auction Services, Inc. (a)	203,462	5,058,065
Republic Services, Inc.	326,972	28,613,320
Rollins, Inc.	217,161	8,276,006
Stericycle, Inc. (a)(b)	137,037	7,893,331
		124,887,629
Construction & Engineering - 0.4%
AECOM (b)	238,703	9,550,507
Fluor Corp.	214,786	3,460,202
Jacobs Engineering Group, Inc.	202,134	18,915,700
Quanta Services, Inc.	216,768	9,115,094
Valmont Industries, Inc.	32,647	4,478,842
		45,520,345
Electrical Equipment - 0.9%
Acuity Brands, Inc.	60,523	7,552,665
AMETEK, Inc.	348,618	31,950,840
GrafTech International Ltd. (a)	93,852	1,133,732
Hubbell, Inc. Class B	83,207	11,790,432
nVent Electric PLC	233,144	5,376,301
Regal Beloit Corp.	63,755	4,721,058
Rockwell Automation, Inc.	178,799	30,751,640
Sensata Technologies, Inc. PLC (b)	243,678	12,473,877
		105,750,545
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	86,144	13,117,147
Machinery - 4.2%
AGCO Corp.	97,611	7,485,788
Allison Transmission Holdings, Inc.	169,415	7,388,188
Colfax Corp. (a)(b)	142,720	4,795,392
Crane Co.	76,513	5,854,775
Cummins, Inc.	235,941	40,695,104
Donaldson Co., Inc.	195,693	10,320,849
Dover Corp.	222,243	23,088,825
Flowserve Corp.	200,909	9,812,396
Fortive Corp.	453,077	31,262,313
Gardner Denver Holdings, Inc. (a)(b)	201,428	6,411,453
Gates Industrial Corp. PLC (a)(b)	71,475	714,750
Graco, Inc.	253,015	11,436,278
IDEX Corp.	115,836	18,015,973
Ingersoll-Rand PLC	369,448	46,879,257
ITT, Inc.	134,578	8,000,662
Lincoln Electric Holdings, Inc.	90,887	8,140,749
Middleby Corp. (a)(b)	84,908	10,269,623
Nordson Corp.	87,823	13,771,525
Oshkosh Corp.	104,188	8,895,571
PACCAR, Inc.	520,400	39,581,624
Parker Hannifin Corp.	196,376	36,033,032
Pentair PLC	256,427	10,634,028
Snap-On, Inc.	84,145	13,687,867
Stanley Black & Decker, Inc.	232,400	35,169,092
Timken Co.	102,591	5,026,959
Toro Co.	162,102	12,502,927
Trinity Industries, Inc. (a)	159,896	3,162,743
WABCO Holdings, Inc. (b)	78,463	10,562,689
Westinghouse Air Brake Co. (a)	275,361	19,101,793
Woodward, Inc.	84,327	8,994,318
Xylem, Inc. (a)	274,676	21,064,902
		488,761,445
Marine - 0.0%
Kirby Corp. (b)	91,114	7,212,584
Professional Services - 1.6%
CoStar Group, Inc. (b)	55,182	30,323,613
Equifax, Inc.	184,529	25,226,960
IHS Markit Ltd. (b)	607,293	42,522,656
Manpower, Inc.	91,403	8,310,361
Nielsen Holdings PLC	545,444	10,996,151
Robert Half International, Inc.	177,875	10,186,901
TransUnion Holding Co., Inc.	286,922	23,705,496
Verisk Analytics, Inc.	244,802	35,422,849
		186,694,987
Road & Rail - 0.8%
AMERCO	13,564	5,493,963
Genesee & Wyoming, Inc. Class A (b)	85,515	9,494,730
J.B. Hunt Transport Services, Inc.	130,495	15,340,992
Kansas City Southern	153,751	21,645,066
Knight-Swift Transportation Holdings, Inc. Class A (a)	189,247	6,899,946
Landstar System, Inc.	60,422	6,836,749
Lyft, Inc. (a)	51,176	2,120,733
Old Dominion Freight Lines, Inc.	99,445	18,106,946
Ryder System, Inc.	80,116	3,896,041
Schneider National, Inc. Class B	85,086	1,945,917
		91,781,083
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	159,484	7,014,106
Fastenal Co.	876,949	31,517,547
HD Supply Holdings, Inc. (b)	260,944	10,317,726
MSC Industrial Direct Co., Inc. Class A	67,183	4,918,467
United Rentals, Inc. (b)	118,156	15,782,097
Univar, Inc. (b)	241,812	5,189,286
W.W. Grainger, Inc.	67,139	20,735,209
Watsco, Inc.	49,699	8,761,934
WESCO International, Inc. (b)	65,189	3,269,228
		107,505,600
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	112,224	4,841,343

TOTAL INDUSTRIALS		1,624,725,158

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.0%
Arista Networks, Inc. (b)	90,949	22,243,397
Ciena Corp. (b)	237,469	8,814,849
CommScope Holding Co., Inc. (b)	290,775	3,256,680
EchoStar Holding Corp. Class A (b)	72,533	2,828,787
F5 Networks, Inc. (b)	91,673	13,208,246
Juniper Networks, Inc.	523,887	13,002,875
Motorola Solutions, Inc.	252,622	42,016,091
Ubiquiti, Inc. (a)	23,221	2,939,546
ViaSat, Inc. (b)	86,071	5,925,128
		114,235,599
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	447,372	44,884,833
Arrow Electronics, Inc. (b)	126,295	10,012,668
Avnet, Inc.	157,621	6,235,487
CDW Corp.	222,181	28,419,172
Cognex Corp.	251,460	12,947,675
Coherent, Inc. (b)	36,763	5,474,746
Corning, Inc.	1,184,824	35,106,335
Dolby Laboratories, Inc. Class A	96,031	6,177,674
FLIR Systems, Inc.	207,211	10,683,799
IPG Photonics Corp. (b)	54,512	7,319,871
Jabil, Inc.	228,256	8,404,386
Keysight Technologies, Inc. (b)	287,646	29,026,358
Littelfuse, Inc.	36,753	6,452,724
National Instruments Corp.	199,363	8,251,635
SYNNEX Corp.	63,271	7,449,528
Trimble, Inc. (b)	385,370	15,353,141
Zebra Technologies Corp. Class A (b)	81,982	19,501,058
		261,701,090
IT Services - 5.3%
Akamai Technologies, Inc. (b)	246,471	21,319,742
Alliance Data Systems Corp.	61,895	6,189,500
Amdocs Ltd.	207,574	13,533,825
Black Knight, Inc. (b)	220,274	14,141,591
Booz Allen Hamilton Holding Corp. Class A	208,981	14,705,993
Broadridge Financial Solutions, Inc.	174,398	21,838,118
CACI International, Inc. Class A (b)	37,674	8,429,558
CoreLogic, Inc. (b)	123,420	4,997,276
DXC Technology Co.	401,738	11,116,090
EPAM Systems, Inc. (b)	79,504	13,989,524
Euronet Worldwide, Inc. (b)	76,702	10,743,649
Fiserv, Inc. (b)	866,025	91,919,868
FleetCor Technologies, Inc. (b)	130,763	38,473,090
Gartner, Inc. (b)	133,939	20,637,321
Genpact Ltd.	267,187	10,465,715
Global Payments, Inc.	457,502	77,400,188
GoDaddy, Inc. (b)	269,547	17,528,641
Jack Henry & Associates, Inc.	117,710	16,663,028
Leidos Holdings, Inc.	208,663	17,993,010
MongoDB, Inc. Class A (b)	64,172	8,199,256
Okta, Inc. (b)	156,550	17,074,909
Paychex, Inc.	492,649	41,205,162
Sabre Corp.	421,273	9,891,490
Square, Inc. (b)	520,364	31,965,961
Switch, Inc. Class A	89,042	1,315,150
The Western Union Co. (a)	649,324	16,272,059
Twilio, Inc. Class A (a)(b)	183,377	17,706,883
VeriSign, Inc. (b)	161,193	30,629,894
WEX, Inc. (b)	65,973	12,480,772
		618,827,263
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (b)	1,537,443	52,165,441
Cree, Inc. (b)	160,869	7,678,277
Cypress Semiconductor Corp.	565,201	13,152,227
Entegris, Inc.	206,697	9,921,456
First Solar, Inc. (b)	125,907	6,520,724
KLA-Tencor Corp.	244,510	41,331,970
Lam Research Corp.	221,531	60,043,762
Marvell Technology Group Ltd. (a)	1,005,456	24,523,072
Maxim Integrated Products, Inc.	416,248	24,417,108
Microchip Technology, Inc. (a)	356,628	33,626,454
MKS Instruments, Inc.	82,747	8,954,880
Monolithic Power Systems, Inc.	64,084	9,607,473
ON Semiconductor Corp. (b)	625,095	12,751,938
Qorvo, Inc. (b)	180,331	14,581,565
Skyworks Solutions, Inc.	264,476	24,083,185
Teradyne, Inc.	261,840	16,029,845
Universal Display Corp.	65,406	13,092,973
Xilinx, Inc.	390,028	35,391,141
		407,873,491
Software - 4.5%
2U, Inc. (a)(b)	84,590	1,516,276
Alteryx, Inc. Class A (a)(b)	69,916	6,397,314
Anaplan, Inc.	127,931	6,038,343
ANSYS, Inc. (b)	128,182	28,219,267
Aspen Technology, Inc. (b)	105,717	12,169,084
Atlassian Corp. PLC (b)	161,404	19,495,989
Avalara, Inc. (b)	70,744	5,022,824
Cadence Design Systems, Inc. (b)	426,628	27,880,140
CDK Global, Inc.	186,436	9,422,475
Cerence, Inc. (b)	55,484	860,002
Ceridian HCM Holding, Inc. (b)	124,277	5,996,365
Citrix Systems, Inc.	192,344	20,938,568
Coupa Software, Inc. (a)(b)	93,765	12,891,750
DocuSign, Inc. (b)	234,148	15,498,256
Dropbox, Inc. Class A (b)	323,852	6,418,747
Dynatrace, Inc. (a)	55,846	1,129,765
Elastic NV	68,080	4,902,441
Fair Isaac Corp. (b)	43,510	13,228,780
FireEye, Inc. (b)	304,716	4,826,701
Fortinet, Inc. (b)	219,534	17,905,193
Guidewire Software, Inc. (a)(b)	125,118	14,105,803
HubSpot, Inc. (b)	60,989	9,459,394
LogMeIn, Inc.	75,393	4,951,812
Manhattan Associates, Inc. (b)	98,800	7,405,060
Medallia, Inc. (a)	24,019	698,473
New Relic, Inc. (b)	75,859	4,859,528
Nuance Communications, Inc. (b)	438,198	7,151,391
Nutanix, Inc. Class A (b)	214,790	6,276,164
Pagerduty, Inc. (a)	15,727	361,564
Palo Alto Networks, Inc. (b)	143,843	32,708,460
Parametric Technology Corp. (b)	159,309	10,659,365
Paycom Software, Inc. (b)	75,475	15,965,227
Paylocity Holding Corp. (b)	49,559	5,084,753
Pegasystems, Inc.	58,600	4,407,306
Pluralsight, Inc. (a)(b)	93,955	1,698,706
Proofpoint, Inc. (b)	84,130	9,706,078
RealPage, Inc. (b)	121,905	7,381,348
RingCentral, Inc. (b)	109,427	17,674,649
Smartsheet, Inc. (b)	134,175	5,286,495
SolarWinds, Inc. (a)(b)	68,583	1,299,648
Splunk, Inc. (b)	230,096	27,602,316
SS&C Technologies Holdings, Inc.	339,341	17,649,125
Symantec Corp.	887,951	20,316,319
Synopsys, Inc. (b)	228,561	31,027,156
Teradata Corp. (b)	174,729	5,229,639
The Trade Desk, Inc. (a)(b)	58,935	11,834,148
Tyler Technologies, Inc. (b)	57,806	15,522,067
Zendesk, Inc. (b)	167,574	11,839,103
Zscaler, Inc. (a)(b)	95,601	4,204,532
		533,123,909
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	2,056,746	33,751,202
NCR Corp. (a)(b)	184,311	5,383,724
NetApp, Inc.	366,807	20,497,175
Pure Storage, Inc. Class A (b)	351,452	6,839,256
Western Digital Corp.	449,674	23,225,662
Xerox Holdings Corp.	281,045	9,535,857
		99,232,876

TOTAL INFORMATION TECHNOLOGY		2,034,994,228

MATERIALS - 5.1%
Chemicals - 1.9%
Albemarle Corp. U.S. (a)	161,513	9,810,300
Ashland Global Holdings, Inc.	91,964	7,115,255
Axalta Coating Systems Ltd. (b)	316,350	9,329,162
Cabot Corp.	86,939	3,789,671
Celanese Corp. Class A	189,242	22,926,668
CF Industries Holdings, Inc.	334,372	15,163,770
Corteva, Inc.	1,151,252	30,370,028
Eastman Chemical Co.	209,674	15,943,611
Element Solutions, Inc. (b)	347,924	3,778,455
FMC Corp.	201,447	18,432,401
Huntsman Corp.	336,954	7,456,792
International Flavors & Fragrances, Inc. (a)	163,737	19,977,551
NewMarket Corp.	10,462	5,079,196
Olin Corp.	253,136	4,642,514
RPM International, Inc.	195,771	14,179,694
The Chemours Co. LLC (a)	249,544	4,095,017
The Mosaic Co.	539,991	10,735,021
The Scotts Miracle-Gro Co. Class A	60,297	6,053,216
Valvoline, Inc.	289,764	6,183,564
W.R. Grace & Co.	87,535	5,816,701
Westlake Chemical Corp.	53,730	3,395,199
		224,273,786
Construction Materials - 0.5%
Eagle Materials, Inc.	63,907	5,837,265
Martin Marietta Materials, Inc.	95,740	25,075,263
Vulcan Materials Co.	201,514	28,790,305
		59,702,833
Containers & Packaging - 1.5%
Aptargroup, Inc.	98,163	11,597,958
Ardagh Group SA	29,032	542,027
Avery Dennison Corp.	129,154	16,513,630
Ball Corp.	506,858	35,464,854
Berry Global Group, Inc. (b)	202,169	8,392,035
Crown Holdings, Inc. (b)	199,470	14,529,395
Graphic Packaging Holding Co.	451,775	7,074,797
International Paper Co.	602,529	26,318,467
Owens-Illinois, Inc.	236,877	2,013,455
Packaging Corp. of America	143,453	15,702,365
Sealed Air Corp.	238,176	9,948,612
Silgan Holdings, Inc.	118,709	3,652,676
Sonoco Products Co.	152,060	8,773,862
WestRock Co.	390,214	14,582,297
		175,106,430
Metals & Mining - 1.2%
Alcoa Corp. (b)	284,625	5,917,354
Freeport-McMoRan, Inc.	2,222,443	21,824,390
Newmont Goldcorp Corp.	1,254,689	49,848,794
Nucor Corp.	467,619	25,181,283
Reliance Steel & Aluminum Co.	99,797	11,580,444
Royal Gold, Inc.	100,118	11,557,622
Steel Dynamics, Inc.	321,737	9,767,935
United States Steel Corp. (a)	262,978	3,026,877
		138,704,699
Paper & Forest Products - 0.0%
Domtar Corp.	95,579	3,478,120

TOTAL MATERIALS		601,265,868

REAL ESTATE - 10.2%
Equity Real Estate Investment Trusts (REITs) - 9.8%
Alexandria Real Estate Equities, Inc.	171,161	27,171,809
American Campus Communities, Inc.	209,363	10,463,963
American Homes 4 Rent Class A	394,532	10,443,262
Americold Realty Trust	293,741	11,776,077
Apartment Investment & Management Co. Class A	226,603	12,435,973
Apple Hospitality (REIT), Inc.	322,430	5,313,646
AvalonBay Communities, Inc.	213,565	46,484,558
Boston Properties, Inc.	237,143	32,536,020
Brandywine Realty Trust (SBI)	268,479	4,102,359
Brixmor Property Group, Inc.	454,465	10,007,319
Brookfield Property REIT, Inc. Class A	112,876	2,133,356
Camden Property Trust (SBI)	142,973	16,351,822
Colony Capital, Inc.	736,268	4,123,101
Columbia Property Trust, Inc.	178,984	3,672,752
CoreSite Realty Corp.	56,229	6,606,908
Corporate Office Properties Trust (SBI)	171,641	5,087,439
Cousins Properties, Inc.	223,093	8,952,722
CubeSmart	295,059	9,353,370
CyrusOne, Inc.	171,640	12,234,499
DDR Corp.	212,667	3,302,719
Digital Realty Trust, Inc.	318,716	40,489,681
Douglas Emmett, Inc.	253,890	10,998,515
Duke Realty Corp.	550,657	19,350,087
Empire State Realty Trust, Inc.	227,178	3,287,266
EPR Properties	117,859	9,168,252
Equity Commonwealth	185,038	5,954,523
Equity Lifestyle Properties, Inc.	265,541	18,571,938
Equity Residential (SBI)	561,094	49,746,594
Essex Property Trust, Inc.	100,344	32,825,533
Extra Space Storage, Inc.	189,509	21,276,175
Federal Realty Investment Trust (SBI)	114,288	15,544,311
Gaming & Leisure Properties	310,481	12,531,013
HCP, Inc.	754,217	28,373,644
Healthcare Trust of America, Inc.	311,992	9,671,752
Highwoods Properties, Inc. (SBI)	156,827	7,339,504
Hospitality Properties Trust (SBI)	249,387	6,309,491
Host Hotels & Resorts, Inc.	1,109,024	18,176,903
Hudson Pacific Properties, Inc.	233,095	8,372,772
Invitation Homes, Inc.	730,864	22,503,303
Iron Mountain, Inc.	436,877	14,329,566
JBG SMITH Properties	187,483	7,548,066
Kilroy Realty Corp.	151,839	12,743,847
Kimco Realty Corp.	618,981	13,345,230
Lamar Advertising Co. Class A	130,563	10,446,346
Liberty Property Trust (SBI)	238,829	14,107,629
Life Storage, Inc.	71,185	7,753,470
Medical Properties Trust, Inc.	678,394	14,063,108
Mid-America Apartment Communities, Inc.	174,111	24,199,688
National Retail Properties, Inc.	248,250	14,624,408
Omega Healthcare Investors, Inc.	327,395	14,418,476
Outfront Media, Inc.	218,614	5,751,734
Paramount Group, Inc.	306,733	4,131,694
Park Hotels & Resorts, Inc.	365,750	8,503,688
Rayonier, Inc.	197,969	5,341,204
Realty Income Corp.	488,294	39,937,566
Regency Centers Corp.	254,791	17,132,147
Retail Properties America, Inc.	327,757	4,509,936
SBA Communications Corp. Class A	172,035	41,400,223
SL Green Realty Corp.	125,825	10,518,970
Spirit Realty Capital, Inc.	137,440	6,850,010
Store Capital Corp.	322,685	13,068,743
Sun Communities, Inc.	135,696	22,070,954
Taubman Centers, Inc.	89,238	3,192,936
The Macerich Co. (a)	216,076	5,942,090
UDR, Inc.	444,701	22,346,225
Ventas, Inc.	571,236	37,187,464
VEREIT, Inc.	1,618,348	15,924,544
VICI Properties, Inc. (a)	707,578	16,663,462
Vornado Realty Trust	264,858	17,382,631
Weingarten Realty Investors (SBI)	184,762	5,862,498
Welltower, Inc.	621,778	56,389,047
Weyerhaeuser Co.	1,142,577	33,374,674
WP Carey, Inc.	259,211	23,862,965
		1,147,970,170
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (b)	513,049	27,473,774
Howard Hughes Corp. (b)	61,553	6,882,856
Jones Lang LaSalle, Inc.	78,802	11,546,069
		45,902,699

TOTAL REAL ESTATE		1,193,872,869

UTILITIES - 7.0%
Electric Utilities - 2.9%
Alliant Energy Corp.	363,849	19,407,706
Avangrid, Inc.	85,817	4,295,141
Edison International	537,225	33,791,453
Entergy Corp.	304,982	37,049,213
Evergy, Inc.	360,736	23,054,638
Eversource Energy	497,059	41,623,721
FirstEnergy Corp.	815,084	39,384,859
Hawaiian Electric Industries, Inc.	165,836	7,487,495
IDACORP, Inc.	77,048	8,291,906
OGE Energy Corp.	306,340	13,191,000
PG&E Corp. (a)(b)	809,713	4,995,929
Pinnacle West Capital Corp.	171,851	16,174,616
PPL Corp.	1,109,533	37,158,260
Xcel Energy, Inc.	789,747	50,156,832
		336,062,769
Gas Utilities - 0.4%
Atmos Energy Corp.	179,321	20,170,026
National Fuel Gas Co.	125,056	5,666,287
UGI Corp.	319,494	15,230,279
		41,066,592
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	386,814	15,518,978
The AES Corp.	1,017,573	17,349,620
Vistra Energy Corp.	649,637	17,559,688
		50,428,286
Multi-Utilities - 2.9%
Ameren Corp.	375,703	29,192,123
CenterPoint Energy, Inc.	770,426	22,396,284
CMS Energy Corp.	434,124	27,749,206
Consolidated Edison, Inc.	510,764	47,102,656
DTE Energy Co.	280,238	35,679,902
MDU Resources Group, Inc.	301,394	8,707,273
NiSource, Inc.	571,616	16,028,113
Public Service Enterprise Group, Inc.	774,597	49,039,736
Sempra Energy	421,413	60,898,393
WEC Energy Group, Inc.	484,104	45,699,418
		342,493,104
Water Utilities - 0.4%
American Water Works Co., Inc.	277,144	34,163,541
Aqua America, Inc.	330,871	14,998,382
		49,161,923

TOTAL UTILITIES		819,212,674

TOTAL COMMON STOCKS
(Cost $10,226,933,225)		11,704,476,207
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (c)
(Cost $1,791,690)	1,800,000	1,793,043
	Shares	Value

Money Market Funds - 5.1%
Fidelity Cash Central Fund 1.83% (d)	66,426,481	$66,439,767
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	535,651,523	535,705,088
TOTAL MONEY MARKET FUNDS
(Cost $602,138,716)		602,144,855
TOTAL INVESTMENT IN SECURITIES - 104.9%
(Cost $10,830,863,631)		12,308,414,105
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(578,511,467)
NET ASSETS - 100%		$11,729,902,638

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	109	Dec. 2019	$21,309,500	$577,687	$577,687

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $843,184.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$451,850
Fidelity Securities Lending Cash Central Fund	1,250,818
Total	$1,702,668

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$477,553,477	$477,553,477	$--	$--
Consumer Discretionary	1,356,701,435	1,356,701,435	--	--
Consumer Staples	465,534,482	465,534,482	--	--
Energy	429,832,161	429,832,161	--	--
Financials	1,550,973,694	1,550,973,694	--	--
Health Care	1,149,810,161	1,149,810,161	--	--
Industrials	1,624,725,158	1,624,725,158	--	--
Information Technology	2,034,994,228	2,034,994,228	--	--
Materials	601,265,868	601,265,868	--	--
Real Estate	1,193,872,869	1,193,872,869	--	--
Utilities	819,212,674	819,212,674	--	--
U.S. Government and Government Agency Obligations	1,793,043	--	1,793,043	--
Money Market Funds	602,144,855	602,144,855	--	--
Total Investments in Securities:	$12,308,414,105	$12,306,621,062	$1,793,043	$--
Derivative Instruments:
Assets
Futures Contracts	$577,687	$577,687	$--	$--
Total Assets	$577,687	$577,687	$--	$--
Total Derivative Instruments:	$577,687	$577,687	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$577,687	$0
Total Equity Risk	577,687	0
Total Value of Derivatives	$577,687	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $513,170,081) — See accompanying schedule: Unaffiliated issuers (cost $10,228,724,915)	$11,706,269,250
Fidelity Central Funds (cost $602,138,716)	602,144,855
Total Investment in Securities (cost $10,830,863,631)		$12,308,414,105
Cash		4
Receivable for fund shares sold		16,598,409
Dividends receivable		5,257,176
Distributions receivable from Fidelity Central Funds		341,674
Total assets		12,330,611,368
Liabilities
Payable for investments purchased	$56,832,773
Payable for fund shares redeemed	7,809,694
Accrued management fee	236,717
Payable for daily variation margin on futures contracts	134,627
Collateral on securities loaned	535,694,919
Total liabilities		600,708,730
Net Assets		$11,729,902,638
Net Assets consist of:
Paid in capital		$10,074,200,345
Total accumulated earnings (loss)		1,655,702,293
Net Assets		$11,729,902,638
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($11,729,902,638 ÷ 512,820,782 shares)		$22.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$91,216,418
Interest		23,003
Income from Fidelity Central Funds (including $1,250,818 from security lending)		1,702,668
Total income		92,942,089
Expenses
Management fee	$1,319,333
Independent trustees' fees and expenses	20,216
Commitment fees	12,483
Total expenses before reductions	1,352,032
Expense reductions	(839)
Total expenses after reductions		1,351,193
Net investment income (loss)		91,590,896
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	166,875,220
Fidelity Central Funds	2,447
Futures contracts	71,337
Total net realized gain (loss)		166,949,004
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(35,576,413)
Fidelity Central Funds	1
Futures contracts	(628,982)
Total change in net unrealized appreciation (depreciation)		(36,205,394)
Net gain (loss)		130,743,610
Net increase (decrease) in net assets resulting from operations		$222,334,506

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$91,590,896	$124,269,152
Net realized gain (loss)	166,949,004	(6,611,355)
Change in net unrealized appreciation (depreciation)	(36,205,394)	768,960,020
Net increase (decrease) in net assets resulting from operations	222,334,506	886,617,817
Distributions to shareholders	(34,449,034)	(158,764,159)
Share transactions - net increase (decrease)	1,836,027,820	3,086,023,803
Total increase (decrease) in net assets	2,023,913,292	3,813,877,461
Net Assets
Beginning of period	9,705,989,346	5,892,111,885
End of period	$11,729,902,638	$9,705,989,346

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.53	$20.85	$19.25	$16.87	$17.98	$16.29
Income from Investment Operations
Net investment income (loss)A	.19	.36	.34	.31	.31	.26
Net realized and unrealized gain (loss)	.23	1.80	1.79	2.48	(.72)	1.88
Total from investment operations	.42	2.16	2.13	2.79	(.41)	2.14
Distributions from net investment income	(.08)	(.34)	(.28)	(.25)	(.24)	(.22)
Distributions from net realized gain	–	(.14)	(.25)	(.16)	(.46)	(.24)
Total distributions	(.08)	(.48)	(.53)	(.41)	(.70)	(.45)B
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$22.87	$22.53	$20.85	$19.25	$16.87	$17.98
Total ReturnD,E	1.86%	10.68%	11.13%	16.70%	(2.13)%	13.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H	.03%	.04%	.05%	.12%	.12%
Expenses net of fee waivers, if any	.03%H	.03%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03%H	.03%	.04%	.04%	.04%	.04%
Net investment income (loss)	1.73%H	1.71%	1.66%	1.67%	1.76%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$11,729,903	$9,705,989	$393,979	$191,401	$7,598	$25,167
Portfolio turnover rateI	22%H	12%	10%J	14%	16%	8%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.235 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
Novocure Ltd.	0.3
Haemonetics Corp.	0.3
Generac Holdings, Inc.	0.3
Teladoc Health, Inc.	0.3
First Industrial Realty Trust, Inc.	0.3
Rexford Industrial Realty, Inc.	0.3
Trex Co., Inc.	0.3
Radian Group, Inc.	0.3
Portland General Electric Co.	0.3
Aaron's, Inc. Class A	0.3
3.0

Top Market Sectors as of October 31, 2019

% of fund's net assets
Financials	18.0
Health Care	16.4
Industrials	16.1
Information Technology	13.5
Consumer Discretionary	10.9
Real Estate	8.3
Utilities	4.0
Materials	3.8
Energy	3.1
Consumer Staples	2.9

Asset Allocation (% of fund's net assets)

As of October 31, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.6%

Fidelity® Small Cap Index Fund

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.6%
ATN International, Inc.	55,823	$3,306,396
Bandwidth, Inc. (a)	80,416	4,515,358
Cincinnati Bell, Inc. (a)	249,175	1,273,284
Cogent Communications Group, Inc.	208,382	12,219,520
Consolidated Communications Holdings, Inc. (b)	352,170	1,408,680
Frontier Communications Corp. (a)(b)	505,304	459,827
IDT Corp. Class B (a)	82,568	562,288
Intelsat SA (a)(b)	333,351	8,463,782
Iridium Communications, Inc. (a)(b)	492,192	12,043,938
Ooma, Inc. (a)	95,443	1,083,278
ORBCOMM, Inc. (a)	373,337	1,497,081
Pareteum Corp. (a)(b)	528,453	195,528
PDVWireless, Inc. (a)(b)	54,240	2,199,974
Vonage Holdings Corp. (a)	1,124,109	10,982,545
		60,211,479
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A (b)	257,379	2,411,641
Eros International PLC (a)(b)	353,849	792,622
Gaia, Inc. Class A (a)(b)	48,384	335,301
Glu Mobile, Inc. (a)(b)	577,836	3,426,567
IMAX Corp. (a)	260,562	5,562,999
LiveXLive Media, Inc. (a)(b)	137,650	234,005
Marcus Corp.	111,308	4,018,219
Reading International, Inc. Class A (a)	76,183	866,201
Rosetta Stone, Inc. (a)	103,360	1,980,378
		19,627,933
Interactive Media & Services - 0.5%
Care.com, Inc. (a)(b)	109,903	1,283,667
CarGurus, Inc. Class A (a)(b)	368,357	12,373,112
Cars.com, Inc. (a)(b)	335,802	3,797,921
DHI Group, Inc. (a)	254,404	920,942
Eventbrite, Inc. (a)(b)	181,281	3,259,432
EverQuote, Inc. Class A (a)(b)	43,596	884,999
Liberty TripAdvisor Holdings, Inc. (a)	363,441	3,507,206
MeetMe, Inc. (a)	364,894	1,554,448
QuinStreet, Inc. (a)(b)	227,140	2,914,206
Travelzoo, Inc. (a)	25,126	254,275
TrueCar, Inc. (a)	521,347	1,710,018
Yelp, Inc. (a)	344,318	11,882,414
		44,342,640
Media - 1.1%
Boston Omaha Corp. (a)(b)	50,887	1,142,922
Cardlytics, Inc. (a)(b)	68,055	2,852,185
Cbdmd, Inc. (a)(b)	46,161	162,487
Central European Media Enterprises Ltd. Class A (a)	443,753	1,990,232
Clear Channel Outdoor Holdings, Inc. (a)(b)	252,518	588,367
comScore, Inc. (a)	239,338	552,871
Cumulus Media, Inc. (a)	70,885	970,416
Daily Journal Corp. (a)(b)	5,754	1,616,932
E.W. Scripps Co. Class A (b)	273,753	3,677,872
Emerald Expositions Events, Inc.	121,449	1,180,484
Entercom Communications Corp. Class A (b)	607,357	2,113,602
Entravision Communication Corp. Class A	295,727	839,865
Fluent, Inc. (a)	212,465	495,043
Gannett Co., Inc.	527,001	5,717,961
Gray Television, Inc. (a)	453,550	7,442,756
Hemisphere Media Group, Inc. (a)	76,632	989,319
Lee Enterprises, Inc. (a)	251,258	454,777
Liberty Latin America Ltd.:
Class A (a)	220,349	4,118,323
Class C (a)	575,083	10,587,278
Liberty Media Corp.:
Liberty Braves Class A (a)	1,778	52,487
Liberty Braves Class C (a)	226,837	6,671,276
Loral Space & Communications Ltd. (a)	64,754	2,589,512
Marchex, Inc. Class B (a)	173,806	575,298
MDC Partners, Inc. Class A (a)	273,053	854,656
Meredith Corp. (b)	197,708	7,453,592
MSG Network, Inc. Class A (a)(b)	289,792	4,697,528
National CineMedia, Inc.	312,070	2,619,828
New Media Investment Group, Inc. (b)	298,250	2,627,583
Saga Communications, Inc. Class A	17,849	538,504
Scholastic Corp.	146,070	5,623,695
TechTarget, Inc. (a)	114,980	2,805,512
Tegna, Inc.	1,082,135	16,264,489
Tribune Publishing Co.	85,013	761,716
WideOpenWest, Inc. (a)	128,429	815,524
		102,444,892
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)(b)	218,216	2,066,506
Gogo, Inc. (a)(b)	272,964	1,678,729
Shenandoah Telecommunications Co.	239,496	7,702,191
Spok Holdings, Inc.	85,487	1,017,295
		12,464,721

TOTAL COMMUNICATION SERVICES		239,091,665

CONSUMER DISCRETIONARY - 10.9%
Auto Components - 1.1%
Adient PLC	435,409	9,226,317
American Axle & Manufacturing Holdings, Inc. (a)(b)	556,204	4,649,865
Cooper Tire & Rubber Co.	248,693	7,023,090
Cooper-Standard Holding, Inc. (a)	82,985	2,643,902
Dana, Inc.	718,521	11,661,596
Dorman Products, Inc. (a)(b)	133,986	9,640,293
Fox Factory Holding Corp. (a)	186,874	11,388,102
Gentherm, Inc. (a)	163,272	6,819,871
LCI Industries	121,289	11,779,588
Modine Manufacturing Co. (a)	244,684	2,796,738
Motorcar Parts of America, Inc. (a)(b)	92,764	1,768,082
Standard Motor Products, Inc.	104,181	5,454,917
Stoneridge, Inc. (a)(b)	130,981	4,044,693
Tenneco, Inc.	253,759	3,194,826
Visteon Corp. (a)(b)	138,470	12,880,479
		104,972,359
Automobiles - 0.1%
Winnebago Industries, Inc.	155,153	7,458,205
Distributors - 0.1%
Core-Mark Holding Co., Inc.	226,023	6,898,222
Funko, Inc. (a)	89,575	1,612,350
Weyco Group, Inc.	28,677	707,462
		9,218,034
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (a)	279,392	8,320,294
American Public Education, Inc. (a)	79,827	1,733,842
Career Education Corp. (a)	344,479	4,877,823
Carriage Services, Inc.	83,221	2,143,773
Chegg, Inc. (a)(b)	576,759	17,683,431
Collectors Universe, Inc.	40,284	1,154,539
Houghton Mifflin Harcourt Co. (a)	521,825	3,370,990
K12, Inc. (a)	191,720	3,794,139
Laureate Education, Inc. Class A (a)	520,207	8,039,799
OneSpaWorld Holdings Ltd. (a)(b)	226,315	3,519,198
Regis Corp. (a)	142,887	2,943,472
Select Interior Concepts, Inc. (a)	101,006	1,157,529
Strategic Education, Inc.	105,966	13,036,997
Weight Watchers International, Inc. (a)(b)	232,318	8,100,929
		79,876,755
Hotels, Restaurants & Leisure - 2.7%
BFC Financial Corp. Class A	316,699	1,415,645
Biglari Holdings, Inc. (a)	4,695	391,939
BJ's Restaurants, Inc.	101,950	4,036,201
Bloomin' Brands, Inc.	431,225	8,542,567
Bluegreen Vacations Corp.	33,328	320,282
Boyd Gaming Corp.	401,066	10,929,049
Brinker International, Inc. (b)	185,215	8,232,807
Carrols Restaurant Group, Inc. (a)(b)	174,822	1,246,481
Century Casinos, Inc. (a)	134,999	997,643
Churchill Downs, Inc.	174,535	22,687,805
Chuy's Holdings, Inc. (a)(b)	83,883	2,044,229
Cracker Barrel Old Country Store, Inc. (b)	95,262	14,813,241
Dave & Buster's Entertainment, Inc. (b)	181,316	7,212,750
Del Taco Restaurants, Inc. (a)	144,002	1,099,455
Denny's Corp. (a)	287,419	5,782,870
Dine Brands Global, Inc. (b)	80,813	5,911,471
Drive Shack, Inc. (a)(b)	307,268	1,225,999
El Pollo Loco Holdings, Inc. (a)(b)	104,004	1,208,526
Eldorado Resorts, Inc. (a)(b)	326,637	14,623,538
Empire Resorts, Inc. (a)	17,230	167,303
Everi Holdings, Inc. (a)	344,336	3,464,020
Fiesta Restaurant Group, Inc. (a)	119,756	1,029,303
Golden Entertainment, Inc. (a)	85,211	1,233,855
Habit Restaurants, Inc. Class A (a)(b)	104,171	1,094,837
Inspired Entertainment, Inc. (a)	41,858	307,656
J. Alexanders Holdings, Inc. (a)	66,998	646,531
Jack in the Box, Inc.	127,643	10,724,565
Kura Sushi U.S.A., Inc. Class A (a)	17,094	315,384
Lindblad Expeditions Holdings (a)	116,288	1,830,373
Marriott Vacations Worldwide Corp.	213,135	23,429,931
Monarch Casino & Resort, Inc. (a)	57,576	2,486,707
Nathan's Famous, Inc.	13,470	1,025,067
Noodles & Co. (a)(b)	147,518	786,271
Papa John's International, Inc. (b)	110,175	6,450,746
Penn National Gaming, Inc. (a)	545,025	11,617,208
PlayAGS, Inc. (a)	131,448	1,516,910
Potbelly Corp. (a)(b)	96,395	409,679
RCI Hospitality Holdings, Inc.	47,265	886,219
Red Lion Hotels Corp. (a)	114,005	684,030
Red Robin Gourmet Burgers, Inc. (a)(b)	64,752	1,974,936
Red Rock Resorts, Inc.	347,302	7,564,238
Ruth's Hospitality Group, Inc.	140,510	2,891,696
Scientific Games Corp. Class A (a)(b)	278,290	6,676,177
SeaWorld Entertainment, Inc. (a)(b)	233,928	6,180,378
Shake Shack, Inc. Class A (a)	143,799	11,831,782
Target Hospitality Corp. (a)(b)	163,308	904,726
Texas Roadhouse, Inc. Class A	327,994	18,531,661
The Cheesecake Factory, Inc. (b)	205,999	8,608,698
Twin River Worldwide Holdings, Inc.	98,066	2,461,457
Wingstop, Inc.	145,382	12,129,220
		262,584,062
Household Durables - 1.8%
Bassett Furniture Industries, Inc.	46,963	716,186
Beazer Homes U.S.A., Inc. (a)	145,331	2,181,418
Cavco Industries, Inc. (a)	42,807	8,203,962
Century Communities, Inc. (a)(b)	131,599	3,970,342
Ethan Allen Interiors, Inc.	119,244	2,350,299
Flexsteel Industries, Inc.	35,721	591,897
GoPro, Inc. Class A (a)(b)	623,925	2,595,528
Green Brick Partners, Inc. (a)	121,800	1,226,526
Hamilton Beach Brands Holding Co. Class A	31,755	592,231
Helen of Troy Ltd. (a)	124,648	18,667,284
Hooker Furniture Corp.	57,612	1,363,676
Installed Building Products, Inc. (a)	113,025	7,371,491
iRobot Corp. (a)(b)	136,355	6,553,221
KB Home	426,731	15,230,029
La-Z-Boy, Inc.	223,359	7,931,478
Legacy Housing Corp.	22,418	355,325
LGI Homes, Inc. (a)(b)	100,184	7,862,440
Lifetime Brands, Inc.	54,247	433,434
Lovesac (a)(b)	43,908	717,018
M.D.C. Holdings, Inc.	246,374	9,537,138
M/I Homes, Inc. (a)	132,755	5,865,116
Meritage Homes Corp. (a)	179,762	12,959,043
Purple Innovation, Inc. (a)(b)	16,198	117,112
Skyline Champion Corp. (a)	250,971	7,084,911
Sonos, Inc. (a)(b)	349,370	4,569,760
Taylor Morrison Home Corp. (a)	522,190	13,080,860
TopBuild Corp. (a)	169,033	17,567,600
TRI Pointe Homes, Inc. (a)	701,165	11,036,337
Tupperware Brands Corp.	242,474	2,335,025
Universal Electronics, Inc. (a)	67,237	3,504,392
William Lyon Homes, Inc. (a)	158,948	3,075,644
Zagg, Inc. (a)(b)	139,038	1,024,710
		180,671,433
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	123,113	1,755,591
Duluth Holdings, Inc. (a)(b)	55,206	510,103
Groupon, Inc. (a)	2,236,789	6,218,273
Lands' End, Inc. (a)(b)	52,454	633,120
Leaf Group Ltd. (a)	80,201	238,197
Liquidity Services, Inc. (a)	134,083	870,199
Overstock.com, Inc. (a)(b)	132,260	1,392,698
PetMed Express, Inc. (b)	98,857	2,314,737
Quotient Technology, Inc. (a)	374,060	3,220,657
Shutterstock, Inc. (a)	95,524	3,876,364
Stamps.com, Inc. (a)	83,476	7,047,879
Stitch Fix, Inc. (a)(b)	209,370	4,786,198
The RealReal, Inc. (b)	87,016	2,010,940
The Rubicon Project, Inc. (a)	245,594	2,087,549
Waitr Holdings, Inc. (a)(b)	282,510	122,835
		37,085,340
Leisure Products - 0.3%
Acushnet Holdings Corp.	175,474	4,992,235
American Outdoor Brands Corp. (a)(b)	269,470	1,907,848
Callaway Golf Co. (b)	463,903	9,380,119
Clarus Corp.	115,882	1,477,496
Escalade, Inc.	49,463	566,846
Johnson Outdoors, Inc. Class A	24,654	1,443,492
Malibu Boats, Inc. Class A (a)	103,130	3,364,101
Marine Products Corp.	35,355	474,464
MCBC Holdings, Inc. (a)	92,437	1,455,883
Sturm, Ruger & Co., Inc.	82,382	3,769,800
Vista Outdoor, Inc. (a)	286,303	1,918,230
YETI Holdings, Inc. (b)	153,300	5,106,423
		35,856,937
Multiline Retail - 0.1%
Big Lots, Inc.	194,438	4,213,471
Dillard's, Inc. Class A (b)	51,428	3,547,503
JC Penney Corp., Inc. (a)(b)	1,586,769	1,586,769
		9,347,743
Specialty Retail - 2.6%
Aaron's, Inc. Class A	335,522	25,140,663
Abercrombie & Fitch Co. Class A (b)	325,809	5,274,848
America's Car Mart, Inc. (a)	31,225	2,841,163
American Eagle Outfitters, Inc.	802,206	12,337,928
Asbury Automotive Group, Inc. (a)	95,690	9,868,510
Ascena Retail Group, Inc. (a)(b)	769,192	270,909
At Home Group, Inc. (a)(b)	236,909	2,018,465
Barnes & Noble Education, Inc. (a)	211,869	870,782
Bed Bath & Beyond, Inc. (b)	604,804	8,285,815
Boot Barn Holdings, Inc. (a)	139,586	4,892,489
Caleres, Inc. (b)	203,763	4,384,980
Camping World Holdings, Inc. (b)	162,679	1,537,317
Chico's FAS, Inc.	584,952	2,012,235
Citi Trends, Inc.	58,151	1,037,995
Conn's, Inc. (a)(b)	99,169	2,398,898
DSW, Inc. Class A	322,066	5,314,089
Express, Inc. (a)(b)	333,477	1,073,796
GameStop Corp. Class A (b)	447,815	2,436,114
Genesco, Inc. (a)	79,999	3,107,961
GNC Holdings, Inc. Class A (a)(b)	420,211	1,109,357
Group 1 Automotive, Inc.	87,699	8,720,789
Guess?, Inc. (b)	250,647	4,198,337
Haverty Furniture Companies, Inc.	88,703	1,609,072
Hibbett Sports, Inc. (a)(b)	89,703	2,140,314
Hudson Ltd. (a)	197,639	2,454,676
J.Jill, Inc. (b)	72,642	125,671
Lithia Motors, Inc. Class A (sub. vtg.) (b)	109,928	17,311,461
Lumber Liquidators Holdings, Inc. (a)(b)	143,388	1,323,471
MarineMax, Inc. (a)	104,358	1,612,331
Michaels Companies, Inc. (a)(b)	426,640	3,724,567
Monro, Inc. (b)	161,839	11,346,532
Murphy U.S.A., Inc. (a)	151,199	17,830,898
National Vision Holdings, Inc. (a)	388,533	9,247,085
Office Depot, Inc.	2,713,913	5,590,661
Party City Holdco, Inc. (a)(b)	267,699	1,504,468
Rent-A-Center, Inc.	241,923	6,258,548
RH (a)(b)	82,256	14,945,915
RTW Retailwinds, Inc. (a)	127,852	189,221
Sally Beauty Holdings, Inc. (a)(b)	599,069	9,285,570
Shoe Carnival, Inc. (b)	47,074	1,562,386
Signet Jewelers Ltd. (b)	257,133	4,124,413
Sleep Number Corp. (a)	142,934	6,877,984
Sonic Automotive, Inc. Class A (sub. vtg.)	121,682	3,921,811
Sportsman's Warehouse Holdings, Inc. (a)	214,541	1,461,024
Tailored Brands, Inc. (b)	251,344	1,166,236
The Buckle, Inc. (b)	144,328	3,019,342
The Cato Corp. Class A (sub. vtg.)	110,435	1,931,508
The Children's Place Retail Stores, Inc. (b)	76,267	6,247,030
The Container Store Group, Inc. (a)(b)	77,105	325,383
Tile Shop Holdings, Inc. (b)	190,647	320,287
Tilly's, Inc.	108,486	1,113,066
Winmark Corp.	12,041	2,167,380
Zumiez, Inc. (a)	99,683	3,180,885
		253,052,636
Textiles, Apparel & Luxury Goods - 0.9%
Centric Brands, Inc. (a)(b)	77,792	194,480
Crocs, Inc. (a)	307,978	10,776,150
Culp, Inc.	51,774	800,944
Deckers Outdoor Corp. (a)	145,236	22,206,584
Delta Apparel, Inc. (a)	30,735	766,838
Fossil Group, Inc. (a)(b)	234,006	2,545,985
G-III Apparel Group Ltd. (a)	226,060	5,676,367
Kontoor Brands, Inc. (b)	220,008	8,360,304
Movado Group, Inc.	78,552	2,046,280
Oxford Industries, Inc. (b)	82,578	5,686,321
Rocky Brands, Inc.	36,049	1,002,523
Steven Madden Ltd.	417,643	17,198,539
Superior Group of Companies, Inc.	50,560	731,603
Unifi, Inc. (a)	71,376	1,948,565
Vera Bradley, Inc. (a)	103,314	1,111,659
Vince Holding Corp. (a)	16,207	342,292
Wolverine World Wide, Inc.	415,769	12,340,024
		93,735,458

TOTAL CONSUMER DISCRETIONARY		1,073,858,962

CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)(b)	41,560	15,562,558
Celsius Holdings, Inc. (a)(b)	126,500	445,280
Coca-Cola Bottling Co. Consolidated	23,301	6,392,862
Craft Brew Alliance, Inc. (a)	56,685	413,234
MGP Ingredients, Inc. (b)	64,742	2,776,784
National Beverage Corp. (b)	59,484	2,614,917
New Age Beverages Corp. (a)(b)	383,894	1,032,675
Primo Water Corp. (a)(b)	175,481	2,122,443
		31,360,753
Food & Staples Retailing - 0.7%
Andersons, Inc.	158,003	2,910,415
BJ's Wholesale Club Holdings, Inc. (a)	555,356	14,828,005
Chefs' Warehouse Holdings (a)	121,588	4,027,603
HF Foods Group, Inc. (a)(b)	36,519	709,564
Ingles Markets, Inc. Class A	71,297	2,811,241
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	42,206	370,147
Performance Food Group Co. (a)	510,500	21,752,405
PriceSmart, Inc.	111,525	8,264,003
Rite Aid Corp. (a)(b)	270,146	2,485,343
SpartanNash Co.	180,391	2,362,220
United Natural Foods, Inc. (a)(b)	260,508	1,953,810
Village Super Market, Inc. Class A	39,973	1,059,285
Weis Markets, Inc. (b)	48,625	1,871,576
		65,405,617
Food Products - 1.2%
Alico, Inc.	17,788	584,336
B&G Foods, Inc. Class A (b)	322,323	5,012,123
Bridgford Foods Corp. (a)	9,267	228,617
Cal-Maine Foods, Inc. (b)	156,635	6,248,170
Calavo Growers, Inc. (b)	80,524	6,983,847
Darling International, Inc. (a)	812,951	15,689,954
Dean Foods Co. (b)	399,065	391,084
Farmer Brothers Co. (a)	53,037	680,465
Fresh Del Monte Produce, Inc. (b)	153,685	4,902,552
Freshpet, Inc. (a)	171,224	8,948,166
Hostess Brands, Inc. Class A (a)(b)	592,061	7,566,540
J&J Snack Foods Corp.	75,066	14,319,590
John B. Sanfilippo & Son, Inc.	42,853	4,547,560
Lancaster Colony Corp.	93,775	13,051,605
Landec Corp. (a)	122,112	1,202,803
Limoneira Co. (b)	77,489	1,466,092
Sanderson Farms, Inc. (b)	98,738	15,285,630
Seneca Foods Corp. Class A (a)	32,181	1,138,564
The Simply Good Foods Co. (a)	410,801	10,081,057
Tootsie Roll Industries, Inc. (b)	81,808	2,804,378
		121,133,133
Household Products - 0.2%
Central Garden & Pet Co. (a)(b)	12,259	368,015
Central Garden & Pet Co. Class A (non-vtg.) (a)	251,834	7,121,866
Oil-Dri Corp. of America	23,881	836,074
WD-40 Co. (b)	68,193	12,779,368
		21,105,323
Personal Products - 0.3%
Edgewell Personal Care Co. (a)	268,766	9,406,810
elf Beauty, Inc. (a)	129,827	2,181,094
Inter Parfums, Inc.	87,206	6,752,361
LifeVantage Corp. (a)	70,161	951,383
MediFast, Inc. (b)	56,127	6,226,729
Nature's Sunshine Products, Inc. (a)	40,751	384,689
Revlon, Inc. (a)(b)	35,512	933,610
USANA Health Sciences, Inc. (a)(b)	64,183	4,756,602
Youngevity International, Inc. (a)(b)	39,159	182,873
		31,776,151
Tobacco - 0.2%
22nd Century Group, Inc. (a)(b)	581,026	1,098,139
Pyxus International, Inc. (a)(b)	41,527	474,238
Turning Point Brands, Inc. (b)	43,053	898,516
Universal Corp. (b)	121,936	6,682,093
Vector Group Ltd. (b)	550,722	6,718,808
		15,871,794

TOTAL CONSUMER STAPLES		286,652,771

ENERGY - 3.1%
Energy Equipment & Services - 0.9%
Archrock, Inc.	637,997	6,150,291
Cactus, Inc.	235,309	6,993,383
COVIA Corp. (a)(b)	193,466	266,983
Diamond Offshore Drilling, Inc. (a)(b)	319,574	1,690,546
DMC Global, Inc. (b)	70,172	3,139,495
Dril-Quip, Inc. (a)	179,653	7,369,366
Era Group, Inc. (a)	94,434	913,177
Exterran Corp. (a)	150,895	1,911,840
Forum Energy Technologies, Inc. (a)	409,765	475,327
Frank's International NV (a)	533,646	2,614,865
FTS International, Inc. (a)	156,440	237,789
Geospace Technologies Corp. (a)	64,651	943,258
Helix Energy Solutions Group, Inc. (a)	708,804	6,088,626
Independence Contract Drilling, Inc. (a)	229,902	204,613
Keane Group, Inc. (a)(b)	798,987	3,451,624
KLX Energy Services Holdings, Inc. (a)(b)	105,383	836,741
Liberty Oilfield Services, Inc. Class A (b)	263,718	2,428,843
Mammoth Energy Services, Inc. (b)	61,721	98,754
Matrix Service Co. (a)	133,365	2,501,927
McDermott International, Inc. (a)(b)	888,748	1,448,659
Nabors Industries Ltd.	1,752,435	3,242,005
Natural Gas Services Group, Inc. (a)	62,877	747,608
NCS Multistage Holdings, Inc. (a)	54,910	123,548
Newpark Resources, Inc. (a)	449,399	2,696,394
Nine Energy Service, Inc. (a)	79,053	446,649
Noble Corp. (a)(b)	1,225,188	1,506,981
Oceaneering International, Inc. (a)	493,653	6,990,126
Oil States International, Inc. (a)	301,003	4,295,313
Pacific Drilling SA (a)	141,511	353,778
Parker Drilling Co. (a)	46,606	860,813
ProPetro Holding Corp. (a)	399,942	3,099,551
RigNet, Inc. (a)	68,309	357,939
RPC, Inc. (b)	286,247	1,185,063
SEACOR Holdings, Inc. (a)	86,274	3,702,017
SEACOR Marine Holdings, Inc. (a)	90,524	1,177,717
Seadrill Ltd. (a)(b)	281,883	496,114
Select Energy Services, Inc. Class A (a)	296,210	2,251,196
Smart Sand, Inc. (a)(b)	102,078	237,842
Solaris Oilfield Infrastructure, Inc. Class A (b)	156,300	1,663,032
TETRA Technologies, Inc. (a)	594,667	1,010,934
Tidewater, Inc. (a)	192,876	3,130,377
U.S. Silica Holdings, Inc. (b)	365,666	1,630,870
U.S. Well Services, Inc. (a)(b)	91,954	175,632
		91,147,606
Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp. (a)	767,208	222,490
Altus Midstream Co. (a)(b)	245,375	539,825
Amplify Energy Corp. New (b)	65,212	472,787
Arch Coal, Inc. (b)	81,217	6,407,209
Ardmore Shipping Corp. (a)	170,076	1,358,907
Berry Petroleum Corp.	311,702	2,926,882
Bonanza Creek Energy, Inc. (a)(b)	93,655	1,668,932
Brigham Minerals, Inc. Class A	83,196	1,588,212
California Resources Corp. (a)(b)	240,808	1,346,117
Callon Petroleum Co. (a)(b)	1,142,695	4,342,241
Carrizo Oil & Gas, Inc. (a)(b)	443,433	3,263,667
Chaparral Energy, Inc. Class A (a)(b)	145,106	136,008
Clean Energy Fuels Corp. (a)	666,429	1,499,465
CNX Resources Corp. (a)(b)	929,157	7,832,794
Comstock Resources, Inc. (a)(b)	77,488	530,018
CONSOL Energy, Inc. (a)(b)	137,198	1,815,130
Contura Energy, Inc. (a)	95,238	2,184,760
CVR Energy, Inc.	146,729	6,957,889
Delek U.S. Holdings, Inc. (b)	372,552	14,883,452
Denbury Resources, Inc. (a)(b)	2,353,293	2,348,822
DHT Holdings, Inc.	443,891	3,431,277
Diamond S Shipping, Inc. (a)	112,214	1,638,324
Dorian LPG Ltd. (a)	140,231	1,745,876
Earthstone Energy, Inc. (a)	93,693	363,529
Energy Fuels, Inc. (a)(b)	465,501	929,518
Evolution Petroleum Corp.	131,687	740,081
Extraction Oil & Gas, Inc. (a)(b)	425,184	722,813
Falcon Minerals Corp. (b)	192,198	1,183,940
GasLog Ltd.	202,382	2,774,657
Golar LNG Ltd. (b)	469,657	6,467,177
Goodrich Petroleum Corp. (a)	43,062	414,687
Green Plains, Inc. (b)	185,194	2,283,442
Gulfport Energy Corp. (a)(b)	802,535	2,235,060
Hallador Energy Co.	94,625	318,413
Highpoint Resources, Inc. (a)(b)	547,288	580,125
International Seaways, Inc. (a)	125,393	3,152,380
Jagged Peak Energy, Inc. (a)(b)	330,831	2,345,592
Laredo Petroleum, Inc. (a)(b)	906,851	2,140,168
Magnolia Oil & Gas Corp. Class A (a)(b)	502,221	4,931,810
Matador Resources Co. (a)(b)	550,336	7,655,174
Montage Resources Corp. (a)	113,865	514,670
NACCO Industries, Inc. Class A	18,720	945,360
National Energy Services Reunited Corp. (a)	117,370	811,027
Nextdecade Corp. (a)	52,827	312,736
Nordic American Tanker Shipping Ltd.	688,755	2,465,743
Northern Oil & Gas, Inc. (a)(b)	1,460,003	2,861,606
Oasis Petroleum, Inc. (a)	1,581,694	4,128,221
Overseas Shipholding Group, Inc. (a)	316,366	515,677
Panhandle Royalty Co. Class A	70,729	1,003,645
Par Pacific Holdings, Inc. (a)	175,344	3,971,542
PDC Energy, Inc. (a)	312,233	6,229,048
Peabody Energy Corp.	339,220	3,571,987
Penn Virginia Corp. (a)	67,559	1,607,904
PrimeEnergy Corp. (a)(b)	2,576	408,090
QEP Resources, Inc.	1,186,474	3,950,958
Renewable Energy Group, Inc. (a)(b)	181,571	2,966,870
Rex American Resources Corp. (a)	28,770	2,328,068
Ring Energy, Inc. (a)(b)	315,482	523,700
Roan Resources, Inc. (a)(b)	166,295	249,443
Rosehill Resources, Inc. (a)	49,300	75,922
SandRidge Energy, Inc. (a)	153,054	670,377
Scorpio Tankers, Inc.	215,460	6,853,783
SemGroup Corp. Class A	393,231	6,331,019
Ship Finance International Ltd. (NY Shares) (b)	399,903	5,786,596
SilverBow Resources, Inc. (a)	33,994	268,553
SM Energy Co.	555,168	4,352,517
Southwestern Energy Co. (a)(b)	2,693,484	5,521,642
SRC Energy, Inc. (a)	1,200,351	3,745,095
Talos Energy, Inc. (a)	101,826	2,192,314
Teekay Corp. (b)	345,779	1,766,931
Teekay Tankers Ltd. (a)	950,367	1,938,749
Tellurian, Inc. (a)(b)	467,989	3,729,872
Unit Corp. (a)(b)	255,221	520,651
Uranium Energy Corp. (a)(b)	835,624	791,419
W&T Offshore, Inc. (a)	471,623	1,900,641
Whiting Petroleum Corp. (a)(b)	449,489	2,849,760
World Fuel Services Corp.	320,331	13,380,226
		210,422,012

TOTAL ENERGY		301,569,618

FINANCIALS - 18.0%
Banks - 9.9%
1st Constitution Bancorp	34,601	657,073
1st Source Corp.	72,244	3,697,448
ACNB Corp.	32,177	1,138,744
Allegiance Bancshares, Inc. (a)(b)	96,267	3,201,840
Amalgamated Bank	69,514	1,265,850
American National Bankshares, Inc.	52,680	1,907,016
Ameris Bancorp	303,289	12,995,934
Ames National Corp.	41,085	1,138,055
Arrow Financial Corp.	61,697	2,166,799
Atlantic Capital Bancshares, Inc. (a)	113,944	2,125,056
Banc of California, Inc. (b)	226,150	3,114,086
BancFirst Corp.	94,650	5,479,289
Bancorp, Inc., Delaware (a)	253,274	2,760,687
BancorpSouth Bank	474,857	14,563,864
Bank First National Corp. (b)	29,407	2,058,490
Bank of Commerce Holdings	78,155	876,899
Bank of Marin Bancorp	66,972	2,938,062
Bank7 Corp.	17,938	326,472
BankFinancial Corp.	64,264	827,720
Bankwell Financial Group, Inc.	30,163	863,265
Banner Corp.	169,054	9,125,535
Bar Harbor Bankshares	76,923	1,926,921
BayCom Corp. (a)	53,867	1,138,748
BCB Bancorp, Inc.	63,301	816,583
Berkshire Hills Bancorp, Inc.	230,360	7,148,071
Boston Private Financial Holdings, Inc.	415,046	4,669,268
Bridge Bancorp, Inc.	83,317	2,699,471
Brookline Bancorp, Inc., Delaware	391,210	6,141,997
Bryn Mawr Bank Corp.	99,890	3,806,808
Business First Bancshares, Inc.	59,197	1,446,775
Byline Bancorp, Inc. (a)	117,413	2,035,941
C & F Financial Corp.	15,317	779,023
Cadence Bancorp Class A	623,698	9,592,475
Cambridge Bancorp	20,435	1,583,917
Camden National Corp.	77,891	3,451,350
Capital Bancorp, Inc. (a)	38,229	553,938
Capital City Bank Group, Inc.	66,704	1,897,729
Capstar Financial Holdings, Inc.	74,426	1,258,544
Carolina Financial Corp.	105,729	4,012,416
Carter Bank & Trust (a)(b)	114,302	2,246,034
Cathay General Bancorp	381,876	13,583,329
CBTX, Inc.	88,577	2,537,731
Centerstate Banks of Florida, Inc.	616,949	15,645,827
Central Pacific Financial Corp.	139,562	4,036,133
Central Valley Community Bancorp	53,218	1,108,531
Century Bancorp, Inc. Class A (non-vtg.)	13,822	1,202,652
Chemung Financial Corp.	19,251	819,515
Citizens & Northern Corp.	55,873	1,436,495
City Holding Co.	80,480	6,385,283
Civista Bancshares, Inc.	76,595	1,721,856
CNB Financial Corp., Pennsylvania	70,851	2,215,511
Coastal Financial Corp. of Washington (a)	37,055	557,678
Codorus Valley Bancorp, Inc.	44,595	965,482
Colony Bankcorp, Inc.	35,066	544,926
Columbia Banking Systems, Inc.	365,909	14,380,224
Community Bank System, Inc.	251,900	17,073,782
Community Bankers Trust Corp.	99,923	865,333
Community Financial Corp.	22,699	756,331
Community Trust Bancorp, Inc.	78,468	3,437,683
ConnectOne Bancorp, Inc.	167,565	4,068,478
CrossFirst Bankshares, Inc. (a)(b)	34,474	460,917
Customers Bancorp, Inc. (a)	144,134	3,398,680
CVB Financial Corp.	661,453	13,744,993
DNB Financial Corp.	18,678	849,475
Eagle Bancorp, Inc.	167,327	7,553,141
Enterprise Bancorp, Inc.	41,939	1,250,202
Enterprise Financial Services Corp.	123,029	5,388,670
Equity Bancshares, Inc. (a)	75,864	2,105,985
Esquire Financial Holdings, Inc. (a)	30,231	734,613
Evans Bancorp, Inc.	21,563	819,178
Farmers & Merchants Bancorp, Inc. (b)	48,271	1,235,738
Farmers National Banc Corp.	123,265	1,839,114
FB Financial Corp.	86,949	3,275,369
Fidelity D & D Bancorp, Inc. (b)	13,234	872,782
Financial Institutions, Inc.	78,149	2,456,223
First Bancorp, North Carolina	145,920	5,508,480
First Bancorp, Puerto Rico	1,065,797	11,212,184
First Bancshares, Inc.	83,049	2,737,295
First Bank Hamilton New Jersey	65,940	696,326
First Busey Corp.	259,829	6,851,691
First Business Finance Services, Inc.	39,436	959,084
First Capital, Inc. (b)	15,436	906,093
First Choice Bancorp	47,590	1,064,112
First Commonwealth Financial Corp. (b)	486,564	6,855,687
First Community Bankshares, In	78,361	2,494,231
First Financial Bancorp, Ohio	485,128	11,371,400
First Financial Bankshares, Inc. (b)	647,174	21,537,951
First Financial Corp., Indiana	66,046	2,897,438
First Financial Northwest, Inc.	37,134	525,446
First Foundation, Inc.	196,488	3,145,773
First Guaranty Bancshares, Inc.	21,442	450,282
First Internet Bancorp	46,788	1,063,959
First Interstate Bancsystem, Inc.	188,422	7,906,187
First Merchants Corp.	272,044	10,759,340
First Mid-Illinois Bancshares, Inc.	74,606	2,603,749
First Midwest Bancorp, Inc., Delaware	528,592	10,857,280
First Northwest Bancorp	41,817	734,725
First of Long Island Corp.	118,826	2,785,281
Flushing Financial Corp.	137,404	2,973,423
FNCM Bancorp, Inc.	80,566	598,605
Franklin Financial Network, Inc.	66,757	2,221,005
Franklin Financial Services Corp. (b)	20,177	722,135
Fulton Financial Corp.	808,038	13,785,128
FVCBankcorp, Inc. (a)	58,725	1,011,245
German American Bancorp, Inc.	124,078	4,100,778
Glacier Bancorp, Inc. (b)	430,948	18,237,719
Great Southern Bancorp, Inc.	56,336	3,403,821
Great Western Bancorp, Inc.	284,462	9,919,190
Guaranty Bancshares, Inc. Texas	39,262	1,243,035
Hancock Whitney Corp.	449,178	17,517,942
Hanmi Financial Corp.	154,688	2,977,744
HarborOne Bancorp, Inc.	126,420	1,290,748
Hawthorn Bancshares, Inc.	27,061	649,464
Heartland Financial U.S.A., Inc.	173,434	8,113,243
Heritage Commerce Corp.	210,470	2,529,849
Heritage Financial Corp., Washington	182,584	5,026,538
Hilltop Holdings, Inc.	356,067	8,317,725
Home Bancshares, Inc.	772,253	14,271,235
HomeTrust Bancshares, Inc.	75,988	2,028,880
Hope Bancorp, Inc.	603,273	8,608,706
Horizon Bancorp, Inc. Indiana	189,296	3,455,598
Howard Bancorp, Inc. (a)	60,067	1,007,924
IBERIABANK Corp.	259,699	19,059,310
Independent Bank Corp.	110,472	2,486,725
Independent Bank Corp., Massachusetts	165,308	13,568,481
Independent Bank Group, Inc.	177,514	9,491,674
International Bancshares Corp.	276,945	11,343,667
Investar Holding Corp.	43,820	1,087,174
Investors Bancorp, Inc.	1,142,488	13,766,980
Lakeland Bancorp, Inc.	244,725	4,050,199
Lakeland Financial Corp.	123,927	5,768,802
LCNB Corp.	59,053	1,067,678
Level One Bancorp, Inc.	24,584	599,850
Live Oak Bancshares, Inc. (b)	128,628	2,334,598
Macatawa Bank Corp.	124,060	1,297,047
Mackinac Financial Corp.	42,769	668,907
Mainstreet Bancshares, Inc. (a)(b)	34,290	711,175
Malvern Bancorp, Inc. (a)	34,642	775,288
Mercantil Bank Holding Corp. Class A (b)	97,286	1,911,670
Mercantile Bank Corp.	82,023	2,888,030
Metropolitan Bank Holding Corp. (a)	34,006	1,460,218
Mid Penn Bancorp, Inc.	32,104	818,652
Midland States Bancorp, Inc.	109,856	2,944,141
MidWestOne Financial Group, Inc.	59,472	1,938,490
MutualFirst Financial, Inc.	28,696	1,144,683
MVB Financial Corp.	44,554	897,763
National Bank Holdings Corp.	146,872	5,052,397
National Bankshares, Inc.	29,995	1,262,190
NBT Bancorp, Inc.	212,374	8,441,867
Nicolet Bankshares, Inc. (a)	42,000	2,897,160
Northeast Bank	36,261	776,348
Northrim Bancorp, Inc.	32,755	1,275,807
Norwood Financial Corp.	27,173	847,798
Oak Valley Bancorp Oakdale California (b)	32,782	547,459
OFG Bancorp	252,441	5,127,077
Ohio Valley Banc Corp.	19,571	719,039
Old Line Bancshares, Inc.	76,788	2,248,353
Old National Bancorp, Indiana	845,441	15,213,711
Old Second Bancorp, Inc.	140,484	1,695,642
Opus Bank	110,605	2,741,898
Origin Bancorp, Inc. (b)	95,206	3,350,299
Orrstown Financial Services, Inc.	48,847	1,059,491
Pacific City Financial Corp.	58,106	972,113
Pacific Mercantile Bancorp (a)	88,320	632,371
Pacific Premier Bancorp, Inc.	294,980	9,957,050
Park National Corp.	66,082	6,690,803
Parke Bancorp, Inc.	42,412	1,019,584
Peapack-Gladstone Financial Corp.	96,420	2,815,464
Penns Woods Bancorp, Inc.	31,938	976,345
People's Utah Bancorp	78,670	2,289,297
Peoples Bancorp of North Carolina	21,676	644,644
Peoples Bancorp, Inc.	90,786	2,969,610
Peoples Financial Services Corp.	31,930	1,570,317
Preferred Bank, Los Angeles	71,178	3,794,499
Premier Financial Bancorp, Inc.	61,060	1,083,815
QCR Holdings, Inc.	74,988	3,043,013
RBB Bancorp	84,796	1,707,791
Red River Bancshares, Inc. (b)	3,314	145,816
Reliant Bancorp, Inc.	47,461	1,080,212
Renasant Corp.	284,335	9,866,425
Republic Bancorp, Inc., Kentucky Class A	49,014	2,179,653
Republic First Bancorp, Inc. (a)	205,128	830,768
Richmond Mutual Bancorp., Inc. (a)	63,744	889,229
S&T Bancorp, Inc. (b)	168,515	6,345,432
Sandy Spring Bancorp, Inc.	175,907	6,068,792
SB One Bancorp	38,781	856,284
Seacoast Banking Corp., Florida (a)	252,995	7,083,860
Select Bancorp, Inc. New (a)	74,997	847,466
ServisFirst Bancshares, Inc.	238,784	8,357,440
Shore Bancshares, Inc.	58,714	916,526
Sierra Bancorp	71,062	1,935,729
Simmons First National Corp. Class A	451,720	10,805,142
SmartFinancial, Inc.	63,037	1,326,929
South Plains Financial, Inc.	16,457	275,655
South State Corp.	168,922	13,321,189
Southern First Bancshares, Inc. (a)	34,334	1,384,004
Southern National Bancorp of Virginia, Inc.	95,262	1,508,950
Southside Bancshares, Inc. (b)	160,374	5,524,884
Spirit of Texas Bancshares, Inc. (a)	60,916	1,273,144
Stock Yards Bancorp, Inc.	102,044	4,075,637
Summit Financial Group, Inc.	55,022	1,400,860
The Bank of NT Butterfield & Son Ltd.	272,284	8,971,758
The Bank of Princeton	25,779	741,404
The First Bancorp, Inc.	46,705	1,320,350
Tompkins Financial Corp.	72,323	6,328,986
TowneBank	332,803	9,348,436
Trico Bancshares	134,481	5,060,520
TriState Capital Holdings, Inc. (a)	125,205	2,894,740
Triumph Bancorp, Inc. (a)	121,095	3,929,533
Trustmark Corp.	319,370	10,960,778
UMB Financial Corp.	220,379	14,381,934
Union Bankshares Corp.	404,581	14,912,856
Union Bankshares, Inc.	17,782	591,074
United Bankshares, Inc., West Virginia	485,166	19,183,464
United Community Bank, Inc.	392,078	11,844,676
United Security Bancshares, California	63,666	647,483
Unity Bancorp, Inc.	36,930	806,551
Univest Corp. of Pennsylvania	143,751	3,701,588
Valley National Bancorp	1,613,447	18,683,716
Veritex Holdings, Inc.	258,686	6,368,849
Washington Trust Bancorp, Inc.	76,281	3,897,196
WesBanco, Inc.	262,632	9,872,337
West Bancorp., Inc.	77,145	1,811,365
Westamerica Bancorp.	130,081	8,587,948
		968,349,749
Capital Markets - 1.5%
Ares Management Corp.	332,072	9,819,369
Artisan Partners Asset Management, Inc.	248,354	6,792,482
Ashford, Inc. (a)	1,473	35,219
Assetmark Financial Holdings, Inc. (a)	69,494	1,906,915
Associated Capital Group, Inc.	8,819	358,051
B. Riley Financial, Inc.	101,397	2,854,326
Blucora, Inc. (a)	239,161	5,173,052
BrightSphere Investment Group, Inc.	345,052	3,388,411
Cohen & Steers, Inc.	113,285	7,413,370
Cowen Group, Inc. Class A (a)(b)	143,520	2,148,494
Diamond Hill Investment Group, Inc.	15,957	2,247,703
Donnelley Financial Solutions, Inc. (a)	157,873	1,783,965
Federated Investors, Inc. Class B (non-vtg.)	479,089	15,302,103
Focus Financial Partners, Inc. Class A (a)	149,669	3,274,758
Gain Capital Holdings, Inc.	95,291	402,128
GAMCO Investors, Inc. Class A	24,896	392,361
Greenhill & Co., Inc.	83,251	1,348,666
Hamilton Lane, Inc. Class A	108,884	6,491,664
Houlihan Lokey	204,901	9,683,621
INTL FCStone, Inc. (a)	78,995	3,159,800
Ladenburg Thalmann Financial Services, Inc.	569,988	1,288,173
Moelis & Co. Class A	236,036	8,421,764
Och-Ziff Capital Management Group LLC Class A	84,829	1,524,377
Oppenheimer Holdings, Inc. Class A (non-vtg.)	47,592	1,294,502
Piper Jaffray Companies	68,150	5,352,501
PJT Partners, Inc.	112,531	4,673,412
Pzena Investment Management, Inc.	84,009	697,275
Safeguard Scientifics, Inc. (a)	97,304	1,100,508
Siebert Financial Corp. (a)(b)	35,570	319,063
Silvercrest Asset Management Group Class A	39,292	472,290
Stifel Financial Corp.	335,855	18,801,163
Value Line, Inc.	6,223	125,891
Virtus Investment Partners, Inc.	32,940	3,573,331
Waddell & Reed Financial, Inc. Class A (b)	357,242	5,915,928
Westwood Holdings Group, Inc.	40,214	1,215,669
WisdomTree Investments, Inc. (b)	663,735	3,391,686
		142,143,991
Consumer Finance - 0.6%
CURO Group Holdings Corp. (a)(b)	84,309	1,179,483
Elevate Credit, Inc. (a)	100,718	411,937
Encore Capital Group, Inc. (a)(b)	153,439	5,092,640
Enova International, Inc. (a)	165,286	3,882,568
EZCORP, Inc. (non-vtg.) Class A (a)(b)	252,455	1,327,913
First Cash Financial Services, Inc.	210,274	17,745,023
Green Dot Corp. Class A (a)	240,309	6,930,512
LendingClub Corp. (a)(b)	328,280	4,149,459
Medallion Financial Corp. (a)	105,990	724,972
Nelnet, Inc. Class A	89,012	5,453,765
PRA Group, Inc. (a)(b)	224,173	7,606,190
Regional Management Corp. (a)	45,013	1,302,226
World Acceptance Corp. (a)(b)	31,333	3,252,679
		59,059,367
Diversified Financial Services - 0.2%
Banco Latinoamericano de Comercio Exterior SA Series E	154,610	3,189,604
Cannae Holdings, Inc. (a)	337,280	9,848,576
FGL Holdings Class A	724,817	6,545,098
GWG Holdings, Inc. (a)(b)	10,549	108,127
Marlin Business Services Corp.	39,802	944,899
On Deck Capital, Inc. (a)	330,737	1,475,087
Rafael Holdings, Inc. (a)	53,805	934,593
		23,045,984
Insurance - 2.3%
AMBAC Financial Group, Inc.(a)	225,204	4,616,682
American Equity Investment Life Holding Co.	448,264	11,063,156
Amerisafe, Inc.	95,096	6,041,449
Argo Group International Holdings, Ltd.	162,424	10,049,173
Citizens, Inc. Class A (a)(b)	232,686	1,549,689
CNO Financial Group, Inc.	773,113	12,099,218
Crawford & Co. Class A	84,084	890,450
Donegal Group, Inc. Class A	49,394	727,080
eHealth, Inc. (a)(b)	111,073	7,668,480
Employers Holdings, Inc.	155,925	6,601,865
Enstar Group Ltd. (a)	56,845	11,420,161
FBL Financial Group, Inc. Class A	48,416	2,778,110
Fednat Holding Co.	55,347	794,229
Genworth Financial, Inc. Class A	2,510,386	10,744,452
Global Indemnity Ltd.	38,855	962,050
Goosehead Insurance (b)	56,528	2,893,103
Greenlight Capital Re, Ltd. (a)(b)	148,807	1,607,116
Hallmark Financial Services, Inc. (a)	72,952	1,300,005
HCI Group, Inc. (b)	31,572	1,327,603
Health Insurance Innovations, Inc. (a)(b)	47,998	1,270,987
Heritage Insurance Holdings, Inc.	135,481	1,804,607
Horace Mann Educators Corp.	205,260	8,941,126
Independence Holding Co.	23,070	902,037
Investors Title Co.	6,772	1,027,312
James River Group Holdings Ltd.	145,828	5,222,101
Kinsale Capital Group, Inc.	101,711	10,752,887
MBIA, Inc. (a)(b)	394,142	3,661,579
National General Holdings Corp.	337,563	7,196,843
National Western Life Group, Inc.	11,060	3,014,956
NI Holdings, Inc. (a)	43,955	769,213
Palomar Holdings, Inc. (b)	30,294	1,367,774
ProAssurance Corp.	264,391	10,369,415
ProSight Global, Inc.	46,349	735,095
Protective Insurance Corp. Class B	43,452	691,321
RLI Corp.	198,547	19,322,594
Safety Insurance Group, Inc.	73,241	7,119,025
Selective Insurance Group, Inc.	289,780	20,029,594
State Auto Financial Corp.	86,867	2,874,429
Stewart Information Services Corp.	116,791	4,779,088
Third Point Reinsurance Ltd. (a)	366,698	3,479,964
Tiptree, Inc.	114,850	844,148
Trupanion, Inc. (a)(b)	142,618	3,380,047
United Fire Group, Inc.	106,424	4,844,420
United Insurance Holdings Corp.	106,064	1,300,345
Universal Insurance Holdings, Inc.	151,372	4,103,695
Watford Holdings Ltd. (a)(b)	100,605	2,710,299
		227,648,972
Mortgage Real Estate Investment Trusts - 1.3%
AG Mortgage Investment Trust, Inc.	163,568	2,558,204
Anworth Mortgage Asset Corp.	522,586	1,787,244
Apollo Commercial Real Estate Finance, Inc.	761,119	13,928,478
Ares Commercial Real Estate Corp.	137,979	2,138,675
Arlington Asset Investment Corp. (b)	178,307	1,030,614
Armour Residential REIT, Inc.	300,646	5,029,808
Blackstone Mortgage Trust, Inc.	620,562	22,526,401
Capstead Mortgage Corp.	470,731	3,638,751
Cherry Hill Mortgage Investment Corp.	75,030	1,014,406
Colony NorthStar Credit Real Estate, Inc.	403,270	5,778,859
Dynex Capital, Inc.	132,101	2,134,752
Ellington Financial LLC	156,010	2,873,704
Exantas Capital Corp.	153,236	1,802,055
Granite Point Mortgage Trust, Inc.	267,027	4,966,702
Great Ajax Corp.	86,439	1,352,770
Invesco Mortgage Capital, Inc.	701,294	11,038,368
KKR Real Estate Finance Trust, Inc. (b)	121,462	2,435,313
Ladder Capital Corp. Class A	512,872	8,857,299
New York Mortgage Trust, Inc.	1,148,113	7,187,187
Orchid Island Capital, Inc.	316,226	1,761,379
PennyMac Mortgage Investment Trust	427,724	9,790,602
Redwood Trust, Inc.	470,135	7,682,006
TPG RE Finance Trust, Inc.	244,738	4,951,050
Western Asset Mortgage Capital Corp.	256,913	2,579,407
ZAIS Financial Corp.	158,761	2,513,187
		131,357,221
Thrifts & Mortgage Finance - 2.2%
Axos Financial, Inc. (a)	288,619	8,384,382
Bridgewater Bancshares, Inc. (a)	115,326	1,451,954
Capitol Federal Financial, Inc.	658,874	9,402,132
Columbia Financial, Inc. (a)(b)	262,393	4,326,861
Dime Community Bancshares, Inc.	160,579	3,097,569
Entegra Financial Corp. (a)	27,136	816,794
ESSA Bancorp, Inc.	42,802	699,813
Essent Group Ltd.	479,332	24,968,404
Farmer Mac Class C (non-vtg.)	45,353	3,840,946
First Defiance Financial Corp.	99,886	3,088,475
Flagstar Bancorp, Inc.	141,533	5,143,309
FS Bancorp, Inc.	18,427	1,054,946
Greene County Bancorp, Inc.	14,057	391,066
Hingham Institution for Savings	6,755	1,283,382
Home Bancorp, Inc.	36,011	1,374,180
HomeStreet, Inc. (a)	112,807	3,385,338
Kearny Financial Corp.	405,698	5,691,943
Luther Burbank Corp.	93,555	1,082,431
Merchants Bancorp/IN	41,659	680,291
Meridian Bancorp, Inc. Maryland	241,165	4,717,187
Meta Financial Group, Inc.	175,655	5,561,237
MMA Capital Management, LLC (a)	23,767	756,504
NMI Holdings, Inc. (a)	325,662	9,525,614
Northfield Bancorp, Inc.	220,333	3,747,864
Northwest Bancshares, Inc.	497,443	8,391,863
OceanFirst Financial Corp.	250,893	6,003,869
Ocwen Financial Corp. (a)	645,833	1,091,458
OP Bancorp	63,347	620,801
Oritani Financial Corp.	198,946	3,712,332
PCSB Financial Corp.	77,131	1,562,674
PDL Community Bancorp (a)	39,764	557,889
Pennymac Financial Services, Inc.	124,542	3,876,992
Pioneer Bancorp, Inc. (a)(b)	53,867	727,205
Provident Bancorp, Inc. (a)	47,247	538,616
Provident Financial Holdings, Inc.	28,468	571,068
Provident Financial Services, Inc.	306,023	7,635,274
Prudential Bancorp, Inc.	40,389	704,788
Radian Group, Inc.	1,016,980	25,526,198
Riverview Bancorp, Inc.	102,925	740,031
Southern Missouri Bancorp, Inc.	37,951	1,381,796
Sterling Bancorp, Inc.	82,723	801,586
Territorial Bancorp, Inc.	36,168	1,069,126
Timberland Bancorp, Inc.	34,625	917,563
Trustco Bank Corp., New York	479,724	4,144,815
United Community Financial Corp.	235,828	2,686,081
Walker & Dunlop, Inc.	137,939	8,688,778
Washington Federal, Inc.	393,719	14,354,995
Waterstone Financial, Inc.	118,652	2,210,487
Westfield Financial, Inc.	110,111	1,052,661
WMI Holdings Corp. (a)(b)	381,656	4,885,197
WSFS Financial Corp.	261,837	11,041,666
		219,968,431

TOTAL FINANCIALS		1,771,573,715

HEALTH CARE - 16.4%
Biotechnology - 7.2%
Abeona Therapeutics, Inc. (a)(b)	172,281	408,306
ACADIA Pharmaceuticals, Inc. (a)(b)	523,776	22,213,340
Acceleron Pharma, Inc. (a)	223,439	10,025,708
Achillion Pharmaceuticals, Inc. (a)	674,741	4,325,090
Acorda Therapeutics, Inc. (a)	213,443	352,181
Adamas Pharmaceuticals, Inc. (a)(b)	115,179	473,386
ADMA Biologics, Inc. (a)(b)	251,774	1,231,175
Aduro Biotech, Inc. (a)	301,065	343,214
Adverum Biotechnologies, Inc. (a)(b)	268,703	1,953,471
Aeglea BioTherapeutics, Inc. (a)	125,593	955,763
Affimed NV (a)(b)	300,663	883,949
Agenus, Inc. (a)(b)	540,686	1,400,377
AgeX Therapeutics, Inc. (a)(b)	99,779	155,655
Aimmune Therapeutics, Inc. (a)(b)	220,551	6,135,729
Akebia Therapeutics, Inc. (a)(b)	589,055	2,197,175
Akero Therapeutics, Inc. (a)	28,265	656,031
Albireo Pharma, Inc. (a)	53,598	984,595
Aldeyra Therapeutics, Inc. (a)(b)	112,719	630,099
Alector, Inc. (b)	152,032	2,560,219
Allakos, Inc. (a)(b)	96,590	6,626,074
Allogene Therapeutics, Inc. (b)	193,018	5,558,918
AMAG Pharmaceuticals, Inc. (a)(b)	169,368	1,643,716
Amicus Therapeutics, Inc. (a)	1,269,640	10,703,065
AnaptysBio, Inc. (a)	121,691	4,590,185
Anavex Life Sciences Corp. (a)(b)	208,725	567,732
Anika Therapeutics, Inc. (a)(b)	66,627	4,689,875
Apellis Pharmaceuticals, Inc. (a)	240,467	7,067,325
Applied Therapeutics, Inc. (a)(b)	24,101	397,908
Arcus Biosciences, Inc. (a)	163,758	1,285,500
Ardelyx, Inc. (a)	234,104	1,170,520
Arena Pharmaceuticals, Inc. (a)	248,140	12,088,140
ArQule, Inc. (a)(b)	557,777	5,639,125
Arrowhead Pharmaceuticals, Inc. (a)(b)	464,297	18,595,095
Assembly Biosciences, Inc. (a)	113,887	1,880,274
Atara Biotherapeutics, Inc. (a)(b)	256,516	2,801,155
Athenex, Inc. (a)(b)	338,885	3,741,290
Athersys, Inc. (a)(b)	609,455	780,102
Atreca, Inc. (b)	37,464	421,470
Audentes Therapeutics, Inc. (a)	222,904	5,996,118
Avid Bioservices, Inc. (a)(b)	276,874	1,481,276
AVROBIO, Inc. (a)(b)	104,278	1,514,117
Axcella Health, Inc.	6,634	35,094
BeyondSpring, Inc. (a)(b)	54,682	646,888
BioCryst Pharmaceuticals, Inc. (a)(b)	544,388	1,088,776
Biohaven Pharmaceutical Holding Co. Ltd. (a)	194,052	8,910,868
Biospecifics Technologies Corp. (a)	30,902	1,496,584
BioTime, Inc. (b)	511,821	399,220
BioXcel Therapeutics, Inc. (a)	29,759	123,797
Blueprint Medicines Corp. (a)	242,839	16,717,037
Bridgebio Pharma, Inc.	113,565	2,567,705
Calithera Biosciences, Inc. (a)	242,580	698,630
Calyxt, Inc. (a)	43,185	197,787
CareDx, Inc. (a)(b)	204,193	5,351,899
CASI Pharmaceuticals, Inc. (a)(b)	235,250	771,620
Castle Biosciences, Inc.	20,137	474,025
Catalyst Pharmaceutical Partners, Inc. (a)	476,601	2,254,323
Cel-Sci Corp. (a)(b)	134,149	920,262
Celcuity, Inc. (a)	26,984	424,998
Cellular Biomedicine Group, Inc. (a)(b)	57,798	1,057,125
Checkpoint Therapeutics, Inc. (a)(b)	109,422	213,373
ChemoCentryx, Inc. (a)	201,356	1,731,662
Chimerix, Inc. (a)	226,567	323,991
Clovis Oncology, Inc. (a)(b)	254,168	805,713
Coherus BioSciences, Inc. (a)(b)	306,871	5,330,349
Concert Pharmaceuticals, Inc. (a)	109,539	682,428
Constellation Pharmaceuticals, Inc. (a)(b)	78,417	1,082,939
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	300,212	1,552,096
Cortexyme, Inc. (b)	14,478	300,708
Crinetics Pharmaceuticals, Inc. (a)(b)	54,698	963,232
Cue Biopharma, Inc. (a)(b)	91,717	786,932
Cyclerion Therapeutics, Inc. (a)(b)	117,096	279,859
Cytokinetics, Inc. (a)	278,036	3,239,119
CytomX Therapeutics, Inc. (a)	224,008	1,373,169
Deciphera Pharmaceuticals, Inc. (a)	94,140	4,174,168
Denali Therapeutics, Inc. (a)(b)	239,795	3,757,588
Dicerna Pharmaceuticals, Inc. (a)	257,978	4,254,057
Dynavax Technologies Corp. (a)(b)	418,084	2,128,048
Eagle Pharmaceuticals, Inc. (a)	45,501	2,852,913
Editas Medicine, Inc. (a)(b)	247,016	5,147,813
Eidos Therapeutics, Inc. (a)(b)	55,521	2,692,769
Eiger Biopharmaceuticals, Inc. (a)	115,590	1,259,931
Emergent BioSolutions, Inc. (a)	226,427	12,942,567
Enanta Pharmaceuticals, Inc. (a)	85,283	5,192,029
Enochian Biosciences, Inc. (a)(b)	22,779	129,840
Epizyme, Inc. (a)(b)	386,686	4,450,756
Esperion Therapeutics, Inc. (a)(b)	123,930	4,928,696
Evelo Biosciences, Inc. (a)(b)	63,277	413,199
Fate Therapeutics, Inc. (a)(b)	259,675	3,882,141
FibroGen, Inc. (a)	385,033	15,074,042
Five Prime Therapeutics, Inc. (a)	175,074	691,542
Flexion Therapeutics, Inc. (a)(b)	169,222	2,905,542
Forty Seven, Inc. (a)	97,940	676,765
G1 Therapeutics, Inc. (a)(b)	169,103	3,588,366
Galectin Therapeutics, Inc. (a)(b)	186,051	740,483
Genomic Health, Inc. (a)	133,686	8,914,182
Geron Corp. (a)(b)	882,147	1,261,470
Global Blood Therapeutics, Inc. (a)(b)	288,086	13,813,724
GlycoMimetics, Inc. (a)(b)	167,048	882,013
Gossamer Bio, Inc. (b)	213,923	4,401,466
Gritstone Oncology, Inc. (a)(b)	122,787	995,803
Halozyme Therapeutics, Inc. (a)	709,194	10,864,852
Harpoon Therapeutics, Inc.	35,729	475,196
Heron Therapeutics, Inc. (a)(b)	366,591	7,790,059
Homology Medicines, Inc. (a)(b)	123,391	1,620,124
Hookipa Pharma, Inc. (b)	8,419	68,867
ImmunoGen, Inc. (a)	725,859	1,727,544
Immunomedics, Inc. (a)(b)	868,702	13,899,232
Inovio Pharmaceuticals, Inc. (a)(b)	460,410	980,673
Insmed, Inc. (a)(b)	442,033	8,217,393
Intellia Therapeutics, Inc. (a)(b)	192,848	2,407,707
Intercept Pharmaceuticals, Inc. (a)(b)	124,718	9,076,976
Intrexon Corp. (a)(b)	358,284	1,820,083
Invitae Corp. (a)(b)	430,448	6,934,517
Iovance Biotherapeutics, Inc. (a)	570,669	12,058,236
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	761,882	7,649,295
Jounce Therapeutics, Inc. (a)(b)	80,153	289,753
Kadmon Holdings, Inc. (a)(b)	656,712	1,897,898
Kalvista Pharmaceuticals, Inc. (a)	58,056	615,394
Karuna Therapeutics, Inc. (a)	26,419	367,752
Karyopharm Therapeutics, Inc. (a)(b)	293,147	3,429,820
Kezar Life Sciences, Inc. (a)(b)	71,668	232,921
Kindred Biosciences, Inc. (a)	177,515	1,450,298
Kiniksa Pharmaceuticals Ltd. (a)(b)	67,630	476,792
Kodiak Sciences, Inc. (b)	116,988	2,422,821
Krystal Biotech, Inc. (a)(b)	52,482	2,155,436
Kura Oncology, Inc. (a)(b)	173,460	2,598,431
La Jolla Pharmaceutical Co. (a)(b)	103,242	724,243
Lexicon Pharmaceuticals, Inc. (a)(b)	208,708	774,307
Ligand Pharmaceuticals, Inc. Class B (a)(b)	91,911	10,000,836
LogicBio Therapeutics, Inc. (b)	38,943	387,483
Macrogenics, Inc. (a)	240,285	2,042,423
Madrigal Pharmaceuticals, Inc. (a)(b)	38,951	3,600,241
Magenta Therapeutics, Inc. (a)(b)	93,120	969,379
MannKind Corp. (a)(b)	944,094	1,232,043
Marker Therapeutics, Inc. (a)(b)	133,968	514,437
MediciNova, Inc. (a)(b)	202,480	1,631,989
MEI Pharma, Inc. (a)	313,822	568,018
MeiraGTx Holdings PLC (a)	86,615	1,251,587
Mersana Therapeutics, Inc. (a)	167,014	313,986
Minerva Neurosciences, Inc. (a)	151,571	718,447
Mirati Therapeutics, Inc. (a)(b)	135,482	12,759,695
Mirum Pharmaceuticals, Inc. (a)	20,790	149,272
Molecular Templates, Inc. (a)	85,391	722,408
Momenta Pharmaceuticals, Inc. (a)	489,434	7,576,438
Morphic Holding, Inc.	28,556	399,784
Mustang Bio, Inc. (a)	130,058	344,654
Myriad Genetics, Inc. (a)	348,181	11,723,254
Natera, Inc. (a)	277,974	10,707,558
Neon Therapeutics, Inc. (a)(b)	67,602	142,640
NextCure, Inc. (b)	16,093	402,325
Novavax, Inc. (a)(b)	117,106	488,332
OncoCyte Corp. (a)(b)	101,738	172,955
Oncternal Therapeutics, Inc. (a)	1	5
Oncternal Therapeutics, Inc. rights (a)(c)	4,336	0
Opko Health, Inc. (a)(b)	1,773,531	2,518,414
Organogenesis Holdings, Inc. Class A (a)	48,875	342,614
OvaScience, Inc. (a)	43,250	311,833
Palatin Technologies, Inc. (a)(b)	992,273	801,757
PDL BioPharma, Inc. (a)(b)	582,257	1,641,965
Pfenex, Inc. (a)	148,526	1,369,410
PhaseBio Pharmaceuticals, Inc. (a)(b)	64,561	265,346
Pieris Pharmaceuticals, Inc. (a)	236,233	781,931
Polarityte, Inc. (a)(b)	64,453	174,668
Portola Pharmaceuticals, Inc. (a)(b)	370,648	10,715,434
Precision BioSciences, Inc. (a)	45,341	294,263
Prevail Therapeutics, Inc. (b)	40,803	449,649
Principia Biopharma, Inc. (a)	66,851	2,360,509
Progenics Pharmaceuticals, Inc. (a)	431,196	2,289,651
Protagonist Therapeutics, Inc. (a)	87,488	1,176,714
Prothena Corp. PLC (a)	200,107	1,820,974
PTC Therapeutics, Inc. (a)	284,396	11,628,952
Puma Biotechnology, Inc. (a)(b)	151,074	1,027,303
Ra Pharmaceuticals, Inc. (a)	172,721	8,129,977
Radius Health, Inc. (a)(b)	223,922	6,368,342
Recro Pharma, Inc. (a)	98,041	1,546,107
REGENXBIO, Inc. (a)	165,496	5,906,552
Repligen Corp. (a)	256,804	20,413,350
Replimune Group, Inc. (a)(b)	57,356	975,052
Retrophin, Inc. (a)(b)	206,853	2,482,236
Rhythm Pharmaceuticals, Inc. (a)(b)	115,322	2,458,665
Rigel Pharmaceuticals, Inc. (a)	857,437	1,757,746
Rocket Pharmaceuticals, Inc. (a)(b)	150,003	2,181,044
Rubius Therapeutics, Inc. (a)(b)	176,260	1,558,138
Sangamo Therapeutics, Inc. (a)(b)	570,482	5,162,862
Savara, Inc. (a)(b)	153,776	135,646
Scholar Rock Holding Corp. (a)(b)	77,173	713,850
Seres Therapeutics, Inc. (a)(b)	169,547	593,415
Solid Biosciences, Inc. (a)(b)	98,870	1,092,514
Sorrento Therapeutics, Inc. (a)(b)	636,721	967,816
Spark Therapeutics, Inc. (a)(b)	170,675	18,632,590
Spectrum Pharmaceuticals, Inc. (a)	556,251	4,316,508
Spero Therapeutics, Inc. (a)	50,118	549,794
Stemline Therapeutics, Inc. (a)(b)	225,273	2,252,730
Stoke Therapeutics, Inc. (b)	47,545	1,347,425
Sutro Biopharma, Inc. (a)	50,602	507,538
Syndax Pharmaceuticals, Inc. (a)	98,248	660,227
Synlogic, Inc. (a)	73,935	158,221
Synthorx, Inc. (b)	49,907	685,722
Syros Pharmaceuticals, Inc. (a)(b)	170,933	884,578
TCR2 Therapeutics, Inc. (b)	59,588	740,679
TG Therapeutics, Inc. (a)(b)	411,577	2,811,071
The Medicines Company (a)(b)	375,560	19,713,144
Tobira Therapeutics, Inc. rights (a)(c)	9,663	76,531
Tocagen, Inc. (a)(b)	102,085	64,365
Translate Bio, Inc. (a)(b)	144,980	1,325,842
Turning Point Therapeutics, Inc. (b)	33,114	1,270,253
Twist Bioscience Corp.	108,315	2,580,063
Tyme, Inc. (a)(b)	271,797	361,490
Ultragenyx Pharmaceutical, Inc. (a)(b)	271,230	10,887,172
UNITY Biotechnology, Inc. (a)(b)	136,870	854,069
UroGen Pharma Ltd. (a)(b)	94,320	2,134,462
Vanda Pharmaceuticals, Inc. (a)	259,846	3,510,519
VBI Vaccines, Inc. (a)	388,876	227,492
Veracyte, Inc. (a)	234,184	5,369,839
Vericel Corp. (a)(b)	220,351	3,496,970
Viking Therapeutics, Inc. (a)(b)	318,833	2,062,850
Voyager Therapeutics, Inc. (a)	122,528	1,885,706
X4 Pharmaceuticals, Inc. (a)	34,329	420,530
Xbiotech, Inc. (a)(b)	97,408	1,058,825
Xencor, Inc. (a)(b)	234,894	8,035,724
Y-mAbs Therapeutics, Inc. (a)(b)	100,637	3,134,843
ZIOPHARM Oncology, Inc. (a)(b)	799,824	3,375,257
		711,733,101
Health Care Equipment & Supplies - 3.8%
Accuray, Inc. (a)	438,211	1,139,349
Alphatec Holdings, Inc. (a)	193,583	1,331,851
Angiodynamics, Inc. (a)	178,980	2,738,394
Antares Pharma, Inc. (a)	810,179	2,722,201
Atricure, Inc. (a)	184,582	4,908,035
Atrion Corp.	7,089	5,979,075
Avanos Medical, Inc. (a)(b)	235,211	10,358,692
Avedro, Inc.	38,943	905,035
AxoGen, Inc. (a)(b)	167,957	2,088,545
Axonics Modulation Technologies, Inc. (a)(b)	76,407	1,888,781
BioLife Solutions, Inc. (a)(b)	33,840	575,618
BioSig Technologies, Inc. (a)(b)	78,735	522,013
Bovie Medical Corp. (a)	160,759	1,061,009
Cardiovascular Systems, Inc. (a)	170,182	7,576,503
Cerus Corp. (a)	696,438	3,029,505
ConforMis, Inc. (a)	327,776	626,052
CONMED Corp.	134,866	14,837,957
Cryolife, Inc. (a)	180,812	4,059,229
CryoPort, Inc. (a)(b)	157,474	2,209,360
Cutera, Inc. (a)	69,658	2,194,227
CytoSorbents Corp. (a)(b)	147,052	698,497
electroCore, Inc. (a)(b)	64,883	102,515
Genmark Diagnostics, Inc. (a)	268,331	1,505,337
Glaukos Corp. (a)(b)	178,947	11,422,187
Globus Medical, Inc. (a)	377,371	19,762,919
Haemonetics Corp. (a)	254,247	30,695,240
Heska Corp. (a)(b)	34,210	2,771,694
Inogen, Inc. (a)	90,807	4,943,079
Integer Holdings Corp. (a)	161,228	12,485,496
IntriCon Corp. (a)(b)	40,658	840,807
Invacare Corp. (b)	167,036	1,289,518
IRadimed Corp. (a)(b)	22,207	560,727
iRhythm Technologies, Inc. (a)(b)	123,033	8,221,065
Lantheus Holdings, Inc. (a)	190,614	3,974,302
LeMaitre Vascular, Inc. (b)	81,457	2,818,412
LivaNova PLC (a)	240,975	17,044,162
Meridian Bioscience, Inc.	210,096	2,056,840
Merit Medical Systems, Inc. (a)	265,529	5,484,502
Mesa Laboratories, Inc.	19,089	4,347,520
Misonix, Inc. (a)	37,108	643,824
Natus Medical, Inc. (a)	167,328	5,635,607
Neogen Corp. (a)	254,881	16,582,558
Neuronetics, Inc. (a)(b)	65,561	584,149
Nevro Corp. (a)	148,372	12,789,666
Novocure Ltd. (a)	432,095	30,955,258
NuVasive, Inc. (a)	257,790	18,184,507
OraSure Technologies, Inc. (a)	307,634	2,627,194
Orthofix International NV (a)	89,472	3,760,508
OrthoPediatrics Corp. (a)(b)	45,131	1,745,667
Pulse Biosciences, Inc. (a)(b)	54,698	770,148
Quidel Corp. (a)	175,841	10,005,353
Rockwell Medical Technologies, Inc. (a)(b)	269,932	596,550
RTI Biologics, Inc. (a)	267,828	589,222
Seaspine Holdings Corp. (a)	74,183	1,026,693
Senseonics Holdings, Inc. (a)(b)	634,858	742,784
Shockwave Medical, Inc. (a)	33,417	1,136,846
SI-BONE, Inc. (b)	80,583	1,341,707
Sientra, Inc. (a)(b)	189,069	1,215,714
Silk Road Medical, Inc. (b)	59,811	1,980,940
Soliton, Inc. (b)	27,065	300,963
Staar Surgical Co. (a)(b)	221,720	7,267,982
SurModics, Inc. (a)	65,048	3,090,430
Tactile Systems Technology, Inc. (a)(b)	90,832	4,125,589
Tandem Diabetes Care, Inc. (a)	278,749	17,165,363
TransEnterix, Inc. (a)(b)	885,458	202,062
TransMedics Group, Inc. (b)	32,980	591,661
Utah Medical Products, Inc.	17,417	1,784,720
Vapotherm, Inc.	72,201	743,670
Varex Imaging Corp. (a)	187,677	5,632,187
ViewRay, Inc. (a)(b)	359,247	934,042
Wright Medical Group NV (a)	625,146	13,003,037
Zynex, Inc. (b)	79,383	733,499
		370,266,350
Health Care Providers & Services - 2.0%
Addus HomeCare Corp. (a)	52,174	4,393,573
Amedisys, Inc. (a)	155,422	19,974,835
American Renal Associates Holdings, Inc. (a)	90,123	749,823
AMN Healthcare Services, Inc. (a)	228,685	13,437,531
Apollo Medical Holdings, Inc. (a)	30,522	456,914
Avalon GloboCare Corp. (a)	109,576	159,981
BioScrip, Inc. (a)	613,093	2,170,349
BioTelemetry, Inc. (a)	164,317	6,467,517
Brookdale Senior Living, Inc. (a)	916,185	6,733,960
Catasys, Inc. (a)(b)	36,299	566,627
Community Health Systems, Inc. (a)(b)	432,147	1,529,800
Corvel Corp. (a)	44,424	3,514,827
Cross Country Healthcare, Inc. (a)	177,425	1,917,964
Diplomat Pharmacy, Inc. (a)(b)	293,853	1,598,560
Enzo Biochem, Inc. (a)	212,805	672,464
Genesis HealthCare, Inc. Class A (a)(b)	377,996	483,835
Hanger, Inc. (a)(b)	180,296	4,076,493
HealthEquity, Inc. (a)	344,052	19,538,713
LHC Group, Inc. (a)	149,244	16,561,607
Magellan Health Services, Inc. (a)	108,815	7,062,094
National Healthcare Corp.	60,774	4,994,407
National Research Corp. Class A	60,355	3,466,188
Owens & Minor, Inc.	307,356	2,068,506
Patterson Companies, Inc. (b)	413,296	7,079,760
Pennant Group, Inc. (a)	126,616	2,277,822
PetIQ, Inc. Class A (a)(b)	96,217	2,378,484
Providence Service Corp. (a)	57,975	3,702,863
R1 RCM, Inc. (a)	516,776	5,493,329
RadNet, Inc.(a)	208,904	3,263,080
Select Medical Holdings Corp. (a)	545,113	9,931,959
Surgery Partners, Inc. (a)(b)	120,075	954,596
Tenet Healthcare Corp. (a)	511,958	12,973,016
The Ensign Group, Inc.	250,794	10,596,047
The Joint Corp. (a)(b)	66,509	1,268,327
Tivity Health, Inc. (a)	235,564	3,818,492
Triple-S Management Corp. (b)	114,617	1,734,155
U.S. Physical Therapy, Inc.	62,351	8,820,796
		196,889,294
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (a)(b)	823,335	9,007,285
Castlight Health, Inc. Class B (a)	483,342	729,846
Computer Programs & Systems, Inc. (b)	62,862	1,450,226
Evolent Health, Inc. (a)(b)	369,650	2,816,733
Health Catalyst, Inc. (b)	41,412	1,331,810
HealthStream, Inc. (a)	129,648	3,637,923
HMS Holdings Corp. (a)	430,003	14,056,798
Inovalon Holdings, Inc. Class A (a)(b)	352,695	5,512,623
Inspire Medical Systems, Inc. (a)(b)	66,153	4,034,010
Livongo Health, Inc. (b)	72,423	1,563,613
Nextgen Healthcare, Inc. (a)	272,156	4,600,797
Omnicell, Inc. (a)	206,234	14,516,811
OptimizeRx Corp. (a)(b)	69,471	903,123
Phreesia, Inc. (b)	50,541	1,497,530
Simulations Plus, Inc.	60,467	2,141,136
Tabula Rasa HealthCare, Inc. (a)(b)	96,824	4,932,215
Teladoc Health, Inc. (a)(b)	354,974	27,191,008
Vocera Communications, Inc. (a)(b)	155,915	3,105,827
		103,029,314
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	134,821	2,076,243
Cambrex Corp. (a)	166,712	9,957,708
ChromaDex, Inc. (a)(b)	191,270	552,770
Codexis, Inc. (a)(b)	263,298	3,559,789
Fluidigm Corp. (a)	346,600	1,705,272
Luminex Corp.	206,818	4,238,735
Medpace Holdings, Inc. (a)	136,760	10,069,639
Nanostring Technologies, Inc. (a)	166,428	3,761,273
NeoGenomics, Inc. (a)	473,895	10,866,412
Pacific Biosciences of California, Inc. (a)	705,376	3,414,020
Personalis, Inc. (a)	47,113	488,091
Quanterix Corp. (a)	66,466	1,385,816
Syneos Health, Inc. (a)	308,954	15,494,043
		67,569,811
Pharmaceuticals - 1.7%
AcelRx Pharmaceuticals, Inc. (a)(b)	402,576	805,152
Acer Therapeutics, Inc. (a)(b)	24,283	76,006
Aclaris Therapeutics, Inc. (a)(b)	142,261	248,957
Aerie Pharmaceuticals, Inc. (a)(b)	209,483	4,648,428
Akcea Therapeutics, Inc. (a)(b)	61,793	1,132,666
Akorn, Inc. (a)	464,892	2,319,811
Amneal Pharmaceuticals, Inc. (a)(b)	460,775	1,419,187
Amphastar Pharmaceuticals, Inc. (a)	179,358	3,464,300
ANI Pharmaceuticals, Inc. (a)	45,044	3,518,387
Arvinas Holding Co. LLC (a)	92,429	1,909,583
Assertio Therapeutics, Inc. (a)	310,373	245,226
AstraZeneca PLC rights (a)(c)	1,000	0
Axsome Therapeutics, Inc. (a)(b)	126,161	3,037,957
Biodelivery Sciences International, Inc. (a)	419,785	2,426,357
Cara Therapeutics, Inc. (a)(b)	199,167	4,134,707
Cerecor, Inc. (a)(b)	106,998	368,073
Chiasma, Inc. (a)(b)	167,463	877,506
Collegium Pharmaceutical, Inc. (a)(b)	162,195	1,946,340
Corcept Therapeutics, Inc. (a)(b)	474,954	6,929,579
CorMedix, Inc. (a)(b)	122,340	682,657
CymaBay Therapeutics, Inc. (a)	340,849	1,530,412
Dermira, Inc. (a)(b)	236,207	1,580,225
Dova Pharmaceuticals, Inc. (a)	41,740	1,190,007
Eloxx Pharmaceuticals, Inc. (a)(b)	107,354	653,786
Endo International PLC (a)	1,115,507	5,120,177
Evofem Biosciences, Inc. (a)	67,539	343,774
Evolus, Inc. (a)(b)	74,799	1,193,044
Eyepoint Pharmaceuticals, Inc. (a)(b)	304,182	687,451
Fulcrum Therapeutics, Inc. (b)	27,534	172,638
Innoviva, Inc. (a)	316,207	3,674,325
Intersect ENT, Inc. (a)	154,081	2,745,723
Intra-Cellular Therapies, Inc. (a)	219,619	2,031,476
Kala Pharmaceuticals, Inc. (a)(b)	115,882	420,652
Kaleido Biosciences, Inc. (a)(b)	23,564	138,085
Lannett Co., Inc. (a)(b)	155,918	1,853,865
Liquidia Technologies, Inc. (a)	64,794	283,798
Mallinckrodt PLC (a)(b)	422,844	1,336,187
Marinus Pharmaceuticals, Inc. (a)(b)	234,092	273,888
Menlo Therapeutics, Inc. (a)	71,133	360,644
MyoKardia, Inc. (a)(b)	221,024	12,671,306
NGM Biopharmaceuticals, Inc. (b)	36,763	476,816
Ocular Therapeutix, Inc. (a)(b)	211,078	683,893
Odonate Therapeutics, Inc. (a)(b)	58,310	1,851,926
Omeros Corp. (a)(b)	232,291	3,679,489
OptiNose, Inc. (a)(b)	126,833	991,834
Osmotica Pharmaceuticals PLC	35,447	157,030
Pacira Biosciences, Inc. (a)	200,587	8,121,768
Paratek Pharmaceuticals, Inc. (a)(b)	155,904	480,964
Phibro Animal Health Corp. Class A	100,212	2,401,080
Prestige Brands Holdings, Inc. (a)(b)	249,706	8,854,575
Reata Pharmaceuticals, Inc. (a)(b)	99,898	20,586,980
resTORbio, Inc. (a)(b)	80,537	583,893
Revance Therapeutics, Inc. (a)(b)	221,045	3,461,565
SIGA Technologies, Inc. (a)	265,616	1,474,169
Strongbridge Biopharma PLC (a)	166,261	352,473
Supernus Pharmaceuticals, Inc. (a)	244,498	6,794,599
TherapeuticsMD, Inc. (a)(b)	972,294	2,586,302
Theravance Biopharma, Inc. (a)(b)	220,828	3,559,747
Tricida, Inc. (a)(b)	109,137	4,082,815
Verrica Pharmaceuticals, Inc. (a)(b)	64,957	878,219
WAVE Life Sciences (a)(b)	112,901	2,855,266
Xeris Pharmaceuticals, Inc. (a)(b)	131,339	1,074,353
Zogenix, Inc. (a)(b)	211,729	9,453,700
Zynerba Pharmaceuticals, Inc. (a)(b)	113,519	880,907
		164,776,705

TOTAL HEALTH CARE		1,614,264,575

INDUSTRIALS - 16.1%
Aerospace & Defense - 1.2%
AAR Corp.	165,728	6,919,144
Aerojet Rocketdyne Holdings, Inc. (a)(b)	362,753	15,681,812
AeroVironment, Inc. (a)(b)	105,281	6,104,192
Astronics Corp. (a)	121,952	3,529,291
Axon Enterprise, Inc. (a)(b)	290,069	14,831,228
Cubic Corp.	154,982	11,428,373
Ducommun, Inc. (a)	53,219	2,638,598
Kratos Defense & Security Solutions, Inc. (a)	448,331	8,464,489
Maxar Technologies, Inc. (b)	297,278	2,523,890
Mercury Systems, Inc. (a)	269,397	19,843,783
Moog, Inc. Class A	159,922	13,387,071
National Presto Industries, Inc. (b)	24,652	2,122,291
Park Aerospace Corp.	95,450	1,621,696
Parsons Corp.	96,028	3,418,597
Triumph Group, Inc.	245,912	5,107,592
Vectrus, Inc. (a)	56,009	2,560,171
Wesco Aircraft Holdings, Inc. (a)	264,936	2,919,595
		123,101,813
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)(b)	292,184	6,109,567
Atlas Air Worldwide Holdings, Inc. (a)(b)	115,159	2,525,437
Echo Global Logistics, Inc. (a)	134,439	2,676,680
Forward Air Corp.	139,205	9,628,810
Hub Group, Inc. Class A (a)	160,372	7,345,038
Radiant Logistics, Inc. (b)	195,701	1,054,828
		29,340,360
Airlines - 0.5%
Allegiant Travel Co.	64,492	10,791,446
Hawaiian Holdings, Inc.	233,905	6,692,022
Mesa Air Group, Inc. (a)(b)	107,043	815,668
SkyWest, Inc.	248,576	14,802,701
Spirit Airlines, Inc. (a)	341,093	12,811,453
		45,913,290
Building Products - 1.6%
AAON, Inc. (b)	204,453	9,948,683
Advanced Drain Systems, Inc.	180,459	6,680,592
American Woodmark Corp. (a)	83,942	8,323,689
Apogee Enterprises, Inc.	129,712	4,869,388
Armstrong Flooring, Inc. (a)	86,809	533,007
Builders FirstSource, Inc. (a)	567,385	12,828,575
Caesarstone Sdot-Yam Ltd.	113,060	1,909,583
Continental Building Products, Inc. (a)	173,504	5,189,505
CSW Industrials, Inc.	73,522	5,089,193
Gibraltar Industries, Inc. (a)	160,060	8,519,994
Griffon Corp.	182,235	3,883,428
Insteel Industries, Inc.	92,438	1,762,793
Jeld-Wen Holding, Inc. (a)	335,944	5,741,283
Masonite International Corp. (a)	123,677	7,595,005
NCI Building Systems, Inc. (a)	230,323	1,439,519
Patrick Industries, Inc. (a)	112,630	5,565,048
PGT, Inc. (a)	280,862	4,960,023
Quanex Building Products Corp.	164,088	3,165,258
Simpson Manufacturing Co. Ltd.	222,303	18,371,120
Trex Co., Inc. (a)(b)	291,942	25,658,782
Universal Forest Products, Inc.	296,546	14,934,057
		156,968,525
Commercial Services & Supplies - 2.9%
ABM Industries, Inc.	331,368	12,081,677
ACCO Brands Corp.	479,844	4,390,573
ADS Waste Holdings, Inc. (a)	354,171	11,609,725
Brady Corp. Class A	237,992	13,408,469
BrightView Holdings, Inc. (a)(b)	155,957	2,776,035
Casella Waste Systems, Inc. Class A (a)	221,251	9,644,331
CECO Environmental Corp. (a)	146,667	1,006,136
Charah Solutions, Inc. (a)	44,367	84,741
Cimpress NV (a)(b)	107,947	14,261,958
CompX International, Inc. Class A	9,069	132,952
Covanta Holding Corp.	587,047	8,476,959
Deluxe Corp.	213,521	11,066,793
Ennis, Inc.	128,383	2,515,023
Healthcare Services Group, Inc. (b)	368,885	8,986,039
Heritage-Crystal Clean, Inc. (a)	76,761	2,037,237
Herman Miller, Inc.	293,559	13,650,494
HNI Corp.	213,381	8,108,478
Interface, Inc.	288,757	4,802,029
Kimball International, Inc. Class B	178,936	3,643,137
Knoll, Inc.	244,492	6,537,716
LSC Communications, Inc.	153,427	149,591
Matthews International Corp. Class A (b)	153,384	5,672,140
McGrath RentCorp.	120,570	9,200,697
Mobile Mini, Inc.	222,377	8,365,823
MSA Safety, Inc.	175,276	21,045,389
NL Industries, Inc. (a)	32,066	132,433
NRC Group Holdings Corp. (a)	54,420	666,101
PICO Holdings, Inc. (a)	87,508	943,336
Pitney Bowes, Inc. (b)	858,250	3,776,300
Quad/Graphics, Inc. (b)	162,269	735,079
R.R. Donnelley & Sons Co.	353,903	1,543,017
SP Plus Corp. (a)	114,077	5,038,781
Steelcase, Inc. Class A	432,693	7,559,147
Team, Inc. (a)(b)	149,210	2,709,654
Tetra Tech, Inc.	271,115	23,714,429
The Brink's Co.	247,560	21,032,698
U.S. Ecology, Inc.	109,683	6,825,573
UniFirst Corp.	75,154	15,093,929
Viad Corp.	100,197	6,114,021
VSE Corp.	42,752	1,642,532
		281,181,172
Construction & Engineering - 1.1%
Aegion Corp. (a)	152,717	3,309,377
Ameresco, Inc. Class A (a)	108,873	1,604,788
Arcosa, Inc.	241,793	9,287,269
Argan, Inc. (b)	73,821	2,794,125
Comfort Systems U.S.A., Inc.	180,760	9,112,112
Concrete Pumping Holdings, Inc. (a)	57,384	197,401
Construction Partners, Inc. Class A (a)(b)	63,909	1,094,122
Dycom Industries, Inc. (a)(b)	151,047	6,886,233
EMCOR Group, Inc.	276,800	24,278,128
Granite Construction, Inc. (b)	232,824	5,480,677
Great Lakes Dredge & Dock Corp. (a)	305,074	3,279,546
Ies Holdings, Inc. (a)(b)	36,919	716,229
MasTec, Inc. (a)(b)	297,898	18,749,700
MYR Group, Inc. (a)	80,927	2,784,698
Northwest Pipe Co. (a)	46,916	1,430,938
NV5 Holdings, Inc. (a)(b)	51,524	3,731,883
Primoris Services Corp.	221,410	4,525,620
Sterling Construction Co., Inc. (a)	132,434	2,151,390
Tutor Perini Corp. (a)(b)	199,255	3,082,475
Williams Scotsman Corp. (a)	255,148	4,021,132
		108,517,843
Electrical Equipment - 0.9%
Allied Motion Technologies, Inc.	36,050	1,364,853
American Superconductor Corp. (a)(b)	103,547	810,773
Atkore International Group, Inc. (a)	232,024	8,051,233
AZZ, Inc.	128,394	4,980,403
Bloom Energy Corp. Class A (a)(b)	269,626	825,056
Encore Wire Corp.	101,936	5,728,803
Energous Corp. (a)(b)	129,560	354,994
EnerSys	211,934	14,169,907
Generac Holdings, Inc. (a)	303,720	29,333,278
Plug Power, Inc. (a)(b)	1,168,452	3,096,398
Powell Industries, Inc.	44,082	1,726,251
Preformed Line Products Co.	14,319	781,817
Sunrun, Inc. (a)(b)	562,076	8,734,661
Thermon Group Holdings, Inc. (a)	162,343	3,868,634
TPI Composites, Inc. (a)(b)	143,817	2,952,563
Vicor Corp. (a)	88,677	3,223,409
Vivint Solar, Inc. (a)(b)	218,944	1,534,797
		91,537,830
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	179,345	6,255,554
Machinery - 3.9%
Actuant Corp. Class A	276,532	6,849,698
Alamo Group, Inc.	48,823	5,226,990
Albany International Corp. Class A	152,254	12,786,291
Altra Industrial Motion Corp.	319,548	9,842,078
Astec Industries, Inc.	111,316	3,906,078
Barnes Group, Inc.	234,212	13,689,691
Blue Bird Corp. (a)	72,553	1,417,686
Briggs & Stratton Corp.	204,302	1,505,706
Chart Industries, Inc. (a)	179,145	10,503,271
CIRCOR International, Inc. (a)	97,501	3,733,313
Columbus McKinnon Corp. (NY Shares)	114,917	4,311,686
Commercial Vehicle Group, Inc. (a)	152,061	1,108,525
Douglas Dynamics, Inc.	111,919	5,241,167
Eastern Co.	25,221	695,847
Energy Recovery, Inc. (a)(b)	188,160	1,751,770
EnPro Industries, Inc.	102,517	7,130,057
ESCO Technologies, Inc.	127,052	10,734,623
Evoqua Water Technologies Corp. (a)	373,638	6,490,092
Federal Signal Corp.	296,246	9,610,220
Franklin Electric Co., Inc.	229,778	12,373,545
Gencor Industries, Inc. (a)	41,773	522,163
Gorman-Rupp Co.	88,698	3,276,504
Graham Corp.	45,426	1,029,353
Greenbrier Companies, Inc.	160,269	4,694,279
Harsco Corp. (a)	394,538	7,997,285
Hillenbrand, Inc.	307,691	9,473,806
Hurco Companies, Inc.	30,332	1,055,250
Hyster-Yale Materials Handling Class A	50,505	2,561,614
John Bean Technologies Corp.	155,054	15,934,900
Kadant, Inc. (b)	54,622	4,959,678
Kennametal, Inc.	407,049	12,598,167
L.B. Foster Co. Class A (a)	48,655	885,521
Lindsay Corp. (b)	53,990	5,097,196
Luxfer Holdings PLC sponsored	129,537	2,183,994
Lydall, Inc. (a)	86,357	1,690,006
Manitowoc Co., Inc. (a)(b)	174,010	2,220,368
Meritor, Inc. (a)	394,926	8,700,220
Milacron Holdings Corp. (a)	340,735	5,697,089
Miller Industries, Inc.	55,556	1,997,238
Mueller Industries, Inc.	274,966	8,460,704
Mueller Water Products, Inc. Class A	776,861	9,089,274
Navistar International Corp. New (a)	246,626	7,714,461
NN, Inc.	208,426	1,504,836
Omega Flex, Inc.	14,590	1,354,682
Park-Ohio Holdings Corp.	42,127	1,295,827
Proto Labs, Inc. (a)(b)	133,924	12,986,610
RBC Bearings, Inc. (a)	120,326	19,305,103
REV Group, Inc. (b)	136,407	1,696,903
Rexnord Corp. (a)	521,185	14,744,324
Spartan Motors, Inc.	171,005	2,987,457
SPX Corp. (a)	216,956	9,880,176
SPX Flow, Inc. (a)	208,237	9,428,971
Standex International Corp.	62,234	4,716,093
Sun Hydraulics Corp.	145,690	5,773,695
Tennant Co.	89,479	6,928,359
Terex Corp.	314,669	8,669,131
Titan International, Inc.	236,041	630,229
TriMas Corp. (a)	225,255	7,280,242
Twin Disc, Inc. (a)	47,402	510,046
Wabash National Corp.	267,529	3,814,964
Watts Water Technologies, Inc. Class A	136,721	12,749,233
Welbilt, Inc. (a)(b)	644,668	12,222,905
		385,227,190
Marine - 0.1%
Costamare, Inc.	240,815	1,892,806
Eagle Bulk Shipping, Inc. (a)(b)	219,936	954,522
Genco Shipping & Trading Ltd.	76,052	751,394
Matson, Inc.	210,878	8,051,322
Safe Bulkers, Inc. (a)(b)	257,866	420,322
Scorpio Bulkers, Inc.	273,503	1,777,770
		13,848,136
Professional Services - 1.6%
Acacia Research Corp. (a)	212,703	540,266
Asgn, Inc. (a)	254,011	16,152,559
Barrett Business Services, Inc.	36,209	3,176,616
BG Staffing, Inc. (b)	48,824	934,003
CBIZ, Inc. (a)	255,728	6,999,275
CRA International, Inc.	38,817	1,911,737
Exponent, Inc.	256,355	16,286,233
Forrester Research, Inc.	53,905	1,858,644
Franklin Covey Co. (a)	53,202	2,032,316
FTI Consulting, Inc. (a)	184,511	20,087,713
GP Strategies Corp. (a)	60,425	670,718
Heidrick & Struggles International, Inc.	94,315	2,684,205
Huron Consulting Group, Inc. (a)	111,107	7,348,617
ICF International, Inc.	89,962	7,708,844
InnerWorkings, Inc. (a)	212,980	1,032,953
Insperity, Inc.	191,942	20,274,833
Kelly Services, Inc. Class A (non-vtg.)	165,201	3,966,476
Kforce, Inc.	107,619	4,402,693
Korn Ferry	279,876	10,268,650
MISTRAS Group, Inc. (a)	89,226	1,383,003
Resources Connection, Inc.	151,303	2,216,589
TriNet Group, Inc. (a)	222,080	11,768,019
TrueBlue, Inc. (a)	197,037	4,512,147
Upwork, Inc. (b)	283,603	4,265,389
Willdan Group, Inc. (a)(b)	50,165	1,520,000
		154,002,498
Road & Rail - 0.5%
ArcBest Corp.	127,138	3,673,017
Avis Budget Group, Inc. (a)	293,200	8,710,972
Covenant Transport Group, Inc. Class A (a)	66,575	1,023,258
Daseke, Inc. (a)(b)	219,495	590,442
Heartland Express, Inc.	227,836	4,761,772
Hertz Global Holdings, Inc. (a)(b)	504,990	6,822,415
Marten Transport Ltd.	197,079	4,268,731
P.A.M. Transportation Services, Inc. (a)	9,469	542,574
Roadrunner Transportation Systems, Inc. (a)(b)	16,370	183,999
Saia, Inc. (a)	128,839	11,492,439
U.S. Xpress Enterprises, Inc. (a)(b)	103,068	534,923
Universal Logistics Holdings, Inc.	42,216	795,983
Werner Enterprises, Inc. (b)	224,549	8,196,039
YRC Worldwide, Inc. (a)(b)	164,508	551,102
		52,147,666
Trading Companies & Distributors - 1.4%
Aircastle Ltd.	260,588	7,093,205
Applied Industrial Technologies, Inc.	189,768	11,355,717
Beacon Roofing Supply, Inc. (a)	337,407	10,473,113
BlueLinx Corp. (a)(b)	45,004	1,406,825
BMC Stock Holdings, Inc. (a)	330,626	8,923,596
CAI International, Inc. (a)	82,086	1,951,184
DXP Enterprises, Inc. (a)	81,410	2,810,273
EVI Industries, Inc. (b)	21,130	726,661
Foundation Building Materials, Inc. (a)	75,047	1,395,124
GATX Corp. (b)	176,678	14,054,735
General Finance Corp. (a)	53,022	518,555
GMS, Inc. (a)	159,035	4,764,689
H&E Equipment Services, Inc.	158,923	5,393,847
Herc Holdings, Inc. (a)	119,932	5,308,190
Kaman Corp.	136,980	8,036,617
Lawson Products, Inc. (a)	21,036	966,604
MRC Global, Inc. (a)	395,766	4,495,902
Now, Inc. (a)	539,406	5,685,339
Rush Enterprises, Inc.:
Class A	144,570	6,316,263
Class B	14,611	627,104
SiteOne Landscape Supply, Inc. (a)(b)	203,217	17,895,289
Systemax, Inc.	61,694	1,335,058
Textainer Group Holdings Ltd. (a)(b)	141,908	1,468,748
Titan Machinery, Inc. (a)	95,615	1,587,209
Transcat, Inc. (a)	33,096	1,037,229
Triton International Ltd.	274,588	10,077,380
Veritiv Corp. (a)	65,925	899,217
Willis Lease Finance Corp. (a)	14,350	782,219
		137,385,892

TOTAL INDUSTRIALS		1,585,427,769

INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 1.1%
Acacia Communications, Inc. (a)	187,907	12,337,974
ADTRAN, Inc.	240,588	2,119,580
Applied Optoelectronics, Inc. (a)(b)	95,309	892,092
CalAmp Corp. (a)	165,831	1,860,624
Calix Networks, Inc. (a)	235,429	1,801,032
Cambium Networks Corp. (a)	28,841	252,647
Casa Systems, Inc. (a)	160,272	1,077,028
Clearfield, Inc. (a)	52,425	646,400
Comtech Telecommunications Corp.	117,132	4,093,763
Dasan Zhone Solutions, Inc. (a)	43,954	331,193
Digi International, Inc. (a)	140,161	2,021,122
Extreme Networks, Inc. (a)	581,303	3,743,591
Harmonic, Inc. (a)	431,348	3,355,887
Infinera Corp. (a)(b)	870,947	4,868,594
Inseego Corp. (a)(b)	223,124	1,278,501
InterDigital, Inc.	154,813	8,302,621
KVH Industries, Inc. (a)	73,102	747,102
Lumentum Holdings, Inc. (a)	380,265	23,827,405
NETGEAR, Inc. (a)	152,364	4,139,730
NetScout Systems, Inc. (a)	361,048	8,744,583
Plantronics, Inc. (b)	166,890	6,578,804
Sonus Networks, Inc. (a)	290,510	1,246,288
Tessco Technologies, Inc.	31,355	416,708
Viavi Solutions, Inc. (a)	1,142,663	18,236,901
		112,920,170
Electronic Equipment & Components - 2.6%
Airgain, Inc. (a)	44,554	506,579
Akoustis Technologies, Inc. (a)(b)	125,513	1,025,441
Anixter International, Inc. (a)	151,140	12,506,835
Arlo Technologies, Inc. (a)	369,555	1,260,183
AVX Corp.	234,874	3,598,270
Badger Meter, Inc.	142,491	8,235,980
Bel Fuse, Inc. Class B (non-vtg.)	47,447	697,945
Belden, Inc.	193,566	9,926,064
Benchmark Electronics, Inc.	186,632	6,326,825
Coda Octopus Group, Inc. (a)(b)	22,948	168,438
CTS Corp.	163,249	4,355,483
Daktronics, Inc.	183,164	1,256,505
ePlus, Inc. (a)	66,739	5,214,318
Fabrinet (a)	181,197	10,188,707
FARO Technologies, Inc. (a)	85,869	4,094,234
Fitbit, Inc. (a)(b)	1,117,575	6,906,614
II-VI, Inc. (a)	444,451	14,733,551
Insight Enterprises, Inc. (a)	176,247	10,818,041
Iteris, Inc. (a)	185,539	994,489
Itron, Inc. (a)	170,109	12,972,512
KEMET Corp. (b)	282,921	6,150,703
Kimball Electronics, Inc. (a)	122,126	1,814,792
Knowles Corp. (a)(b)	404,445	8,727,923
Methode Electronics, Inc. Class A	182,741	6,286,290
MTS Systems Corp.	88,717	5,010,736
Napco Security Technolgies, Inc. (a)(b)	57,358	1,741,389
nLIGHT, Inc. (a)(b)	163,674	2,186,685
Novanta, Inc. (a)	167,570	14,922,109
OSI Systems, Inc. (a)	82,189	8,156,436
Par Technology Corp. (a)(b)	56,988	1,428,119
PC Connection, Inc.	56,375	2,753,355
Plexus Corp. (a)	143,526	10,612,312
Rogers Corp. (a)(b)	92,162	12,486,108
Sanmina Corp. (a)	336,260	10,333,270
ScanSource, Inc. (a)	128,766	4,159,142
Tech Data Corp. (a)	180,720	21,957,480
TTM Technologies, Inc. (a)	494,833	5,794,494
Vishay Intertechnology, Inc.	660,373	13,306,516
Vishay Precision Group, Inc. (a)	52,080	1,773,324
Wrap Technologies, Inc. (a)(b)	42,631	167,540
		255,555,737
IT Services - 2.3%
3PEA International, Inc. (a)(b)	149,553	1,612,181
Brightcove, Inc. (a)	194,175	1,846,604
Carbonite, Inc. (a)	163,934	2,814,747
Cardtronics PLC (a)(b)	186,258	6,381,199
Cass Information Systems, Inc.	70,587	4,045,341
Conduent, Inc. (a)	855,108	5,284,567
CSG Systems International, Inc.	163,378	9,417,108
Endurance International Group Holdings, Inc. (a)	358,929	1,407,002
EVERTEC, Inc.	301,271	9,215,880
EVO Payments, Inc. Class A (a)(b)	176,626	5,021,477
Exela Technologies, Inc. (a)(b)	215,173	131,492
ExlService Holdings, Inc. (a)	166,163	11,569,930
GTT Communications, Inc. (a)(b)	167,060	1,257,962
Hackett Group, Inc.	122,910	2,078,408
i3 Verticals, Inc. Class A (a)(b)	73,563	1,504,363
Information Services Group, Inc. (a)	154,872	334,524
International Money Express, Inc. (a)	69,071	1,058,168
KBR, Inc.	702,296	19,776,655
Limelight Networks, Inc. (a)	567,267	2,393,867
Liveramp Holdings, Inc. (a)(b)	332,728	13,006,338
ManTech International Corp. Class A	132,554	10,495,626
Maximus, Inc.	315,445	24,207,249
NIC, Inc.	327,123	7,693,933
Perficient, Inc. (a)	160,296	6,283,603
Perspecta, Inc.	702,137	18,634,716
Presidio, Inc.	226,115	3,753,509
PRG-Schultz International, Inc. (a)	92,783	463,915
Priority Technology Holdings, Inc. (a)	30,211	104,530
Science Applications International Corp.	294,498	24,331,425
StarTek, Inc. (a)	76,988	500,422
Sykes Enterprises, Inc. (a)	189,019	5,839,742
Ttec Holdings, Inc.	71,625	3,392,876
Tucows, Inc. (a)(b)	47,156	2,619,044
Unisys Corp. (a)	253,021	2,595,995
Verra Mobility Corp. (a)(b)	575,094	8,252,599
Virtusa Corp. (a)	144,248	5,377,565
		224,704,562
Semiconductors & Semiconductor Equipment - 2.7%
Adesto Technologies Corp. (a)(b)	133,710	1,224,784
Advanced Energy Industries, Inc. (a)	188,871	11,162,276
Alpha & Omega Semiconductor Ltd. (a)	101,107	1,320,457
Ambarella, Inc. (a)(b)	157,020	8,263,963
Amkor Technology, Inc. (a)	490,035	6,091,135
Axcelis Technologies, Inc. (a)	160,696	3,080,542
AXT, Inc. (a)	184,849	576,729
Brooks Automation, Inc.	353,002	14,991,995
Cabot Microelectronics Corp.	144,020	21,764,302
Ceva, Inc. (a)	107,779	2,933,744
Cirrus Logic, Inc. (a)	289,555	19,678,158
Cohu, Inc.	200,202	3,327,357
Diodes, Inc. (a)	203,444	9,490,663
DSP Group, Inc. (a)	108,009	1,610,414
Enphase Energy, Inc. (a)(b)	455,495	8,850,268
FormFactor, Inc. (a)	370,639	8,091,049
GSI Technology, Inc. (a)	71,390	558,270
Ichor Holdings Ltd. (a)(b)	110,300	3,210,833
Impinj, Inc. (a)	73,589	2,420,710
Inphi Corp. (a)	223,546	16,068,486
Lattice Semiconductor Corp. (a)	619,174	12,129,619
MACOM Technology Solutions Holdings, Inc. (a)	228,006	5,184,856
MaxLinear, Inc. Class A (a)	323,115	6,126,260
NeoPhotonics Corp. (a)	193,503	1,273,250
NVE Corp.	23,717	1,476,383
Onto Innovation, Inc. (a)	238,160	7,668,752
PDF Solutions, Inc. (a)	141,663	2,289,274
Photronics, Inc. (a)	323,048	3,811,966
Power Integrations, Inc.	141,009	12,847,330
Rambus, Inc. (a)	549,387	7,606,263
Semtech Corp. (a)	327,458	16,523,531
Silicon Laboratories, Inc. (a)	213,239	22,654,511
SMART Global Holdings, Inc. (a)	65,421	1,943,004
SunPower Corp. (a)(b)	310,084	2,716,336
Synaptics, Inc. (a)(b)	166,897	7,028,033
Ultra Clean Holdings, Inc. (a)	194,368	4,153,644
Veeco Instruments, Inc. (a)	240,967	3,286,790
Xperi Corp.	245,772	4,990,400
		268,426,337
Software - 4.6%
8x8, Inc. (a)(b)	465,702	8,997,363
A10 Networks, Inc. (a)	286,962	2,132,128
ACI Worldwide, Inc. (a)	572,335	17,965,596
Agilysys, Inc. (a)	103,687	2,611,876
Alarm.com Holdings, Inc. (a)	182,245	9,002,903
Altair Engineering, Inc. Class A (a)(b)	195,047	7,191,383
American Software, Inc. Class A	144,726	2,346,008
AppFolio, Inc. (a)(b)	78,274	7,610,581
Appian Corp. Class A (a)(b)	155,071	6,922,369
Avaya Holdings Corp. (a)	552,636	6,681,369
Benefitfocus, Inc. (a)(b)	147,683	3,357,573
Blackbaud, Inc.	243,014	20,401,025
BlackLine, Inc. (a)(b)	213,042	9,957,583
Bottomline Technologies, Inc. (a)	212,357	8,696,019
Box, Inc. Class A (a)	709,705	12,008,209
ChannelAdvisor Corp. (a)	126,844	1,193,602
Cision Ltd. (a)	453,317	4,564,902
Cloudera, Inc. (a)(b)	1,171,856	9,937,339
CommVault Systems, Inc. (a)	199,737	9,920,937
Cornerstone OnDemand, Inc. (a)	282,282	16,533,257
Digimarc Corp. (a)(b)	58,623	2,086,979
Digital Turbine, Inc. (a)	392,084	2,740,667
Domo, Inc. Class B (a)	86,301	1,387,720
Ebix, Inc. (b)	115,549	4,925,854
eGain Communications Corp. (a)	99,302	747,248
Envestnet, Inc. (a)(b)	237,360	14,832,626
Everbridge, Inc. (a)(b)	165,037	11,471,722
Five9, Inc. (a)	297,756	16,528,436
Forescout Technologies, Inc. (a)(b)	206,799	6,361,137
GTY Govtech, Inc. (a)(b)	171,130	891,587
Ideanomics, Inc. (a)(b)	240,298	276,343
Instructure, Inc. (a)(b)	169,706	7,930,361
Intelligent Systems Corp. (a)	34,311	1,549,828
j2 Global, Inc.	231,201	21,954,847
LivePerson, Inc. (a)(b)	306,430	12,578,952
Majesco (a)	35,722	307,566
MicroStrategy, Inc. Class A (a)	41,241	6,320,183
Mitek Systems, Inc. (a)	184,319	1,776,835
MobileIron, Inc. (a)	475,633	2,977,463
Model N, Inc. (a)	161,829	4,820,886
Onespan, Inc. (a)	164,782	3,083,071
Phunware, Inc. (a)(b)	141,119	232,846
Progress Software Corp.	221,601	8,837,448
PROS Holdings, Inc. (a)	164,129	8,409,970
Q2 Holdings, Inc. (a)	214,198	15,313,015
QAD, Inc. Class A	55,626	2,585,496
Qualys, Inc. (a)	168,784	14,402,339
Rapid7, Inc. (a)	242,763	12,159,999
Rimini Street, Inc. (a)	91,826	359,040
SailPoint Technologies Holding, Inc. (a)(b)	426,141	8,250,090
SecureWorks Corp. (a)(b)	44,237	537,922
SharpSpring, Inc. (a)(b)	43,137	439,566
ShotSpotter, Inc. (a)(b)	40,035	808,707
SPS Commerce, Inc. (a)	173,725	9,167,468
SurveyMonkey (a)	427,125	7,859,100
Synchronoss Technologies, Inc. (a)(b)	193,860	1,163,160
Telaria, Inc. (a)	217,997	1,650,237
TeleNav, Inc. (a)	164,148	773,137
Tenable Holdings, Inc. (a)	184,100	4,639,320
TiVo Corp.	612,343	4,984,472
Upland Software, Inc. (a)(b)	113,796	4,265,074
Varonis Systems, Inc. (a)	147,371	10,544,395
Verint Systems, Inc. (a)	324,723	14,739,177
VirnetX Holding Corp. (a)(b)	308,054	1,802,116
Workiva, Inc. (a)	182,729	7,614,317
Yext, Inc. (a)(b)	462,613	7,614,610
Zix Corp. (a)	268,897	1,777,409
Zuora, Inc. (a)(b)	430,314	6,131,975
		450,644,738
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (a)(b)	568,738	5,397,324
Astro-Med, Inc.	32,006	507,615
Avid Technology, Inc. (a)	144,920	978,935
Diebold Nixdorf, Inc. (a)(b)	382,164	2,675,148
Immersion Corp. (a)	153,065	1,258,194
Sonim Technologies, Inc. (b)	16,448	39,311
Stratasys Ltd. (a)(b)	255,341	5,280,452
		16,136,979

TOTAL INFORMATION TECHNOLOGY		1,328,388,523

MATERIALS - 3.8%
Chemicals - 1.9%
A. Schulman, Inc. rights (a)(c)	74,621	32,311
Advanced Emissions Solutions, Inc. (b)	83,847	1,159,604
AdvanSix, Inc. (a)	139,569	3,176,590
American Vanguard Corp.	144,968	2,026,653
Amyris, Inc. (a)(b)	183,266	607,527
Balchem Corp.	160,055	16,199,167
Chase Corp.	36,696	4,298,936
Ferro Corp. (a)(b)	403,816	4,494,472
Flotek Industries, Inc. (a)	265,603	507,302
FutureFuel Corp.	127,068	1,566,748
GCP Applied Technologies, Inc. (a)	269,107	5,559,751
H.B. Fuller Co.	252,107	12,302,822
Hawkins, Inc.	48,371	2,067,860
Ingevity Corp. (a)	208,813	17,584,143
Innophos Holdings, Inc.	97,390	3,176,862
Innospec, Inc.	120,882	11,043,780
Intrepid Potash, Inc. (a)	472,644	1,460,470
Koppers Holdings, Inc. (a)	93,965	3,016,277
Kraton Performance Polymers, Inc. (a)	155,971	3,496,870
Kronos Worldwide, Inc.	113,163	1,434,907
Livent Corp. (b)	732,901	5,027,701
LSB Industries, Inc. (a)	110,426	467,102
Marrone Bio Innovations, Inc. (a)	257,805	340,303
Minerals Technologies, Inc.	174,965	8,652,019
OMNOVA Solutions, Inc. (a)	216,735	2,191,191
Orion Engineered Carbons SA	301,193	4,987,756
PolyOne Corp.	380,635	12,199,352
PQ Group Holdings, Inc. (a)	190,851	3,143,316
Quaker Chemical Corp.	64,981	9,934,295
Rayonier Advanced Materials, Inc. (b)	239,705	999,570
Sensient Technologies Corp. (b)	209,911	13,132,032
Stepan Co.	101,772	9,945,160
Trecora Resources (a)	97,489	854,979
Tredegar Corp.	129,705	2,578,535
Trinseo SA	200,039	8,501,658
Tronox Holdings PLC (b)	456,172	3,872,900
Valhi, Inc.	134,087	253,424
		182,294,345
Construction Materials - 0.2%
Forterra, Inc. (a)	95,022	780,131
Summit Materials, Inc. (a)	558,839	12,814,178
U.S. Concrete, Inc. (a)(b)	79,714	4,165,854
United States Lime & Minerals, Inc.	9,010	797,385
		18,557,548
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	140,351	5,497,549
Class B	19,418	913,229
Myers Industries, Inc.	177,458	3,004,364
UFP Technologies, Inc. (a)	32,929	1,370,176
		10,785,318
Metals & Mining - 1.2%
AK Steel Holding Corp. (a)(b)	1,574,166	3,715,032
Allegheny Technologies, Inc. (a)(b)	623,525	13,100,260
Carpenter Technology Corp.	233,998	11,470,582
Century Aluminum Co. (a)	249,400	1,454,002
Cleveland-Cliffs, Inc. (b)	1,331,913	9,629,731
Coeur d'Alene Mines Corp. (a)	1,090,841	6,021,442
Commercial Metals Co.	585,986	11,327,109
Compass Minerals International, Inc. (b)	169,374	9,566,244
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Gold Resource Corp. (b)	302,711	1,325,874
Haynes International, Inc.	62,892	2,167,258
Hecla Mining Co. (b)	2,388,817	5,494,279
Kaiser Aluminum Corp.	79,055	8,465,209
Materion Corp.	100,791	5,728,960
Mayville Engineering Co., Inc. (b)	30,712	262,588
Novagold Resources, Inc. (a)	1,149,757	8,362,821
Olympic Steel, Inc.	47,609	713,183
Pan American Silver Corp. rights (a)(c)	1,046,441	10
Ramaco Resources, Inc. (a)	39,437	140,001
Ryerson Holding Corp. (a)	80,225	697,155
Schnitzer Steel Industries, Inc. Class A	128,873	2,750,150
SunCoke Energy, Inc.	385,470	2,039,136
Synalloy Corp.	38,056	595,957
TimkenSteel Corp. (a)(b)	205,667	1,155,849
Warrior Metropolitan Coal, Inc.	256,703	5,000,574
Worthington Industries, Inc.	191,912	7,064,281
		118,247,688
Paper & Forest Products - 0.4%
Boise Cascade Co.	193,894	6,935,588
Clearwater Paper Corp. (a)	80,780	1,497,661
Louisiana-Pacific Corp.	616,855	18,030,672
Neenah, Inc.	83,374	5,377,623
P.H. Glatfelter Co.	219,868	3,957,624
Schweitzer-Mauduit International, Inc.	153,788	6,226,876
Verso Corp. (a)(b)	175,424	2,568,207
		44,594,251

TOTAL MATERIALS		374,479,150

REAL ESTATE - 8.3%
Equity Real Estate Investment Trusts (REITs) - 7.6%
Acadia Realty Trust (SBI)	412,829	11,550,955
Agree Realty Corp.	204,183	16,083,495
Alexander & Baldwin, Inc.	342,591	8,054,314
Alexanders, Inc.	10,687	3,691,290
American Assets Trust, Inc.	240,086	11,754,611
American Finance Trust, Inc.	534,630	7,912,524
Armada Hoffler Properties, Inc.	262,023	4,910,311
Ashford Hospitality Trust, Inc.	457,543	1,249,092
Bluerock Residential Growth (REIT), Inc.	115,567	1,389,115
Braemar Hotels & Resorts, Inc.	153,957	1,421,023
BRT Realty Trust	46,370	774,379
CareTrust (REIT), Inc.	476,444	11,549,003
CatchMark Timber Trust, Inc.	264,982	3,039,344
CBL & Associates Properties, Inc. (b)	852,982	1,228,294
Cedar Realty Trust, Inc.	442,510	1,477,983
Chatham Lodging Trust	229,236	4,137,710
CIM Commercial Trust Corp.	6,783	98,693
City Office REIT, Inc.	194,205	2,629,536
Clipper Realty, Inc.	68,446	659,819
Community Healthcare Trust, Inc.	93,396	4,522,234
CorEnergy Infrastructure Trust, Inc. (b)	66,461	3,201,426
CorePoint Lodging, Inc.	198,758	1,957,766
Corrections Corp. of America	595,057	9,080,570
Cousins Properties, Inc.	4,525	181,588
DiamondRock Hospitality Co.	1,001,048	9,990,459
Easterly Government Properties, Inc.	389,746	8,699,131
EastGroup Properties, Inc.	184,397	24,699,978
Essential Properties Realty Trust, Inc.	378,932	9,723,395
Farmland Partners, Inc.	146,234	979,768
First Industrial Realty Trust, Inc.	625,974	26,359,765
Four Corners Property Trust, Inc.	341,649	9,788,244
Franklin Street Properties Corp.	522,806	4,496,132
Front Yard Residential Corp. Class B	249,995	3,092,438
Getty Realty Corp.	168,573	5,653,938
Gladstone Commercial Corp.	153,366	3,613,303
Gladstone Land Corp.	93,671	1,120,305
Global Medical REIT, Inc.	164,143	1,986,130
Global Net Lease, Inc.	416,446	8,112,368
Government Properties Income Trust (b)	237,570	7,573,732
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	316,594	9,453,497
Healthcare Realty Trust, Inc.	635,322	22,090,146
Hersha Hospitality Trust	176,111	2,430,332
Independence Realty Trust, Inc.	451,476	6,952,730
Industrial Logistics Properties Trust	323,091	6,862,453
Investors Real Estate Trust	59,652	4,513,867
iStar Financial, Inc. (b)	297,947	3,876,290
Jernigan Capital, Inc.	106,570	2,023,764
Kite Realty Group Trust	414,810	7,391,914
Lexington Corporate Properties Trust	1,141,627	12,420,902
LTC Properties, Inc.	196,729	10,200,399
Mack-Cali Realty Corp.	431,300	9,238,446
Monmouth Real Estate Investment Corp. Class A	461,156	6,954,232
National Health Investors, Inc.	208,410	17,879,494
National Storage Affiliates Trust	296,314	10,125,049
New Senior Investment Group, Inc.	422,923	2,977,378
NexPoint Residential Trust, Inc.	95,246	4,645,147
One Liberty Properties, Inc.	81,739	2,322,205
Pebblebrook Hotel Trust	646,509	16,621,746
Pennsylvania Real Estate Investment Trust (SBI) (b)	344,324	1,900,668
Physicians Realty Trust	920,570	17,187,042
Piedmont Office Realty Trust, Inc. Class A	623,731	13,996,524
Potlatch Corp.	330,422	14,033,022
Preferred Apartment Communities, Inc. Class A	223,278	3,197,341
PS Business Parks, Inc.	99,867	18,030,987
QTS Realty Trust, Inc. Class A	272,909	14,625,193
Ramco-Gershenson Properties Trust (SBI)	389,683	5,650,404
Retail Opportunity Investments Corp.	557,235	10,400,791
Retail Value, Inc.	76,993	2,818,714
Rexford Industrial Realty, Inc.	544,504	26,185,197
RLJ Lodging Trust	855,902	14,045,352
Ryman Hospitality Properties, Inc.	228,395	19,224,007
Sabra Health Care REIT, Inc.	939,040	23,100,384
Safety Income and Growth, Inc. (b)	54,023	1,868,115
Saul Centers, Inc.	60,156	3,220,752
Senior Housing Properties Trust (SBI)	1,174,703	11,658,927
Seritage Growth Properties (b)	169,125	7,355,246
Stag Industrial, Inc.	633,938	19,677,436
Summit Hotel Properties, Inc.	518,582	6,357,815
Sunstone Hotel Investors, Inc.	1,116,229	15,080,254
Tanger Factory Outlet Centers, Inc. (b)	454,185	7,321,462
Terreno Realty Corp.	321,018	18,108,625
The GEO Group, Inc.	593,248	9,029,235
UMH Properties, Inc.	181,563	2,710,736
Uniti Group, Inc.	919,582	6,363,507
Universal Health Realty Income Trust (SBI)	64,757	7,720,977
Urban Edge Properties	570,929	12,052,311
Urstadt Biddle Properties, Inc. Class A	150,903	3,671,470
Washington Prime Group, Inc. (b)	936,659	3,952,701
Washington REIT (SBI)	399,934	12,405,953
Whitestone REIT Class B	193,266	2,752,108
Xenia Hotels & Resorts, Inc.	564,739	11,887,756
		745,015,164
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)(b)	29,993	533,875
American Realty Investments, Inc. (a)	11,408	181,958
Consolidated-Tomoka Land Co.	24,771	1,584,601
Cushman & Wakefield PLC (a)(b)	508,515	9,483,805
eXp World Holdings, Inc. (a)(b)	80,600	722,982
Forestar Group, Inc. (a)	52,710	989,894
FRP Holdings, Inc. (a)	34,092	1,765,284
Griffin Industrial Realty, Inc.	5,509	216,944
Jones Lang LaSalle, Inc.	47	6,886
Kennedy-Wilson Holdings, Inc.	608,883	14,010,398
Marcus & Millichap, Inc. (a)	114,647	4,095,191
Maui Land & Pineapple, Inc. (a)	30,839	317,333
Newmark Group, Inc.	716,585	7,610,133
RE/MAX Holdings, Inc.	89,979	3,009,798
Realogy Holdings Corp. (b)	564,030	4,444,556
Redfin Corp. (a)(b)	438,906	7,632,575
Stratus Properties, Inc. (a)	27,088	747,087
Tejon Ranch Co. (a)	105,063	1,689,413
The RMR Group, Inc.	75,174	3,638,422
The St. Joe Co. (a)(b)	169,522	3,144,633
Transcontinental Realty Investors, Inc. (a)	4,246	133,919
		65,959,687

TOTAL REAL ESTATE		810,974,851

UTILITIES - 4.0%
Electric Utilities - 1.1%
Allete, Inc.	257,097	22,125,768
El Paso Electric Co.	200,489	13,374,621
Genie Energy Ltd. Class B (b)	73,444	547,158
MGE Energy, Inc.	173,968	13,402,495
Otter Tail Corp.	196,409	11,132,462
PNM Resources, Inc.	395,078	20,603,318
Portland General Electric Co.	443,965	25,252,729
Spark Energy, Inc. Class A,	61,507	588,622
		107,027,173
Gas Utilities - 1.2%
Chesapeake Utilities Corp.	80,636	7,644,293
New Jersey Resources Corp.	440,202	19,192,807
Northwest Natural Holding Co.	150,097	10,410,728
ONE Gas, Inc.	259,131	24,057,722
RGC Resources, Inc.	34,453	1,004,994
South Jersey Industries, Inc. (b)	459,640	14,782,022
Southwest Gas Holdings, Inc.	269,451	23,523,072
Spire, Inc.	246,557	20,725,581
		121,341,219
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. (a)	510,767	1,190,086
NRG Yield, Inc.:
Class A	118,579	2,036,001
Class C	418,978	7,596,071
Ormat Technologies, Inc.	197,323	15,107,049
Pattern Energy Group, Inc.	437,797	12,271,450
Sunnova Energy International, Inc.	68,506	727,534
Terraform Power, Inc.	362,816	6,160,616
		45,088,807
Multi-Utilities - 0.6%
Avista Corp.	325,302	15,624,255
Black Hills Corp.	302,801	23,869,803
NorthWestern Energy Corp.	251,031	18,204,768
Unitil Corp.	73,958	4,605,365
		62,304,191
Water Utilities - 0.6%
American States Water Co.	182,262	17,338,584
AquaVenture Holdings Ltd. (a)	72,180	1,416,172
Artesian Resources Corp. Class A	37,293	1,383,570
Cadiz, Inc. (a)(b)	68,784	814,403
California Water Service Group	238,932	13,373,024
Consolidated Water Co., Inc.	74,507	1,306,853
Global Water Resources, Inc.	57,177	700,418
Middlesex Water Co.	80,578	5,418,871
Pure Cycle Corp. (a)	78,446	877,026
SJW Corp.	131,017	9,479,080
York Water Co.	65,693	2,893,120
		55,001,121

TOTAL UTILITIES		390,762,511

TOTAL COMMON STOCKS
(Cost $9,309,160,984)		9,777,044,110
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (d)
(Cost $2,388,920)	2,400,000	2,390,724
	Shares	Value

Money Market Funds - 14.6%
Fidelity Cash Central Fund 1.83% (e)	40,710,239	$40,718,381
Fidelity Securities Lending Cash Central Fund 1.84% (e)(f)	1,392,826,135	1,392,965,417
TOTAL MONEY MARKET FUNDS
(Cost $1,433,665,281)		1,433,683,798
TOTAL INVESTMENT IN SECURITIES - 114.1%
(Cost $10,745,215,185)		11,213,118,632
NET OTHER ASSETS (LIABILITIES) - (14.1)%		(1,382,321,995)
NET ASSETS - 100%		$9,830,796,637

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	682	Dec. 2019	$53,311,940	$2,212,804	$2,212,804

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $68,835,687.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,164,915.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$845,972
Fidelity Securities Lending Cash Central Fund	7,371,935
Total	$8,217,907

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$239,091,665	$239,091,665	$--	$--
Consumer Discretionary	1,073,858,962	1,073,858,962	--	--
Consumer Staples	286,652,771	286,652,771	--	--
Energy	301,569,618	301,569,618	--	--
Financials	1,771,573,715	1,771,573,715	--	--
Health Care	1,614,264,575	1,614,188,044	--	76,531
Industrials	1,585,427,769	1,585,427,769	--	--
Information Technology	1,328,388,523	1,328,388,523	--	--
Materials	374,479,150	374,446,828	--	32,322
Real Estate	810,974,851	810,974,851	--	--
Utilities	390,762,511	390,762,511	--	--
U.S. Government and Government Agency Obligations	2,390,724	--	2,390,724	--
Money Market Funds	1,433,683,798	1,433,683,798	--	--
Total Investments in Securities:	$11,213,118,632	$11,210,619,055	$2,390,724	$108,853
Derivative Instruments:
Assets
Futures Contracts	$2,212,804	$2,212,804	$--	$--
Total Assets	$2,212,804	$2,212,804	$--	$--
Total Derivative Instruments:	$2,212,804	$2,212,804	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,212,804	$0
Total Equity Risk	2,212,804	0
Total Value of Derivatives	$2,212,804	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,342,848,153) — See accompanying schedule: Unaffiliated issuers (cost $9,311,549,904)	$9,779,434,834
Fidelity Central Funds (cost $1,433,665,281)	1,433,683,798
Total Investment in Securities (cost $10,745,215,185)		$11,213,118,632
Cash		2
Receivable for investments sold		19,725,289
Receivable for fund shares sold		24,528,220
Dividends receivable		3,532,715
Distributions receivable from Fidelity Central Funds		1,492,994
Total assets		11,262,397,852
Liabilities
Payable for investments purchased	$19,811,816
Payable for fund shares redeemed	18,300,586
Accrued management fee	197,207
Payable for daily variation margin on futures contracts	363,703
Collateral on securities loaned	1,392,927,903
Total liabilities		1,431,601,215
Net Assets		$9,830,796,637
Net Assets consist of:
Paid in capital		$9,266,220,431
Total accumulated earnings (loss)		564,576,206
Net Assets		$9,830,796,637
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($9,830,796,637 ÷ 487,826,179 shares)		$20.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$62,841,049
Interest		40,869
Income from Fidelity Central Funds (including $7,371,935 from security lending)		8,217,907
Total income		71,099,825
Expenses
Management fee	$1,144,348
Independent trustees' fees and expenses	17,760
Interest	14,826
Commitment fees	10,932
Total expenses before reductions	1,187,866
Expense reductions	(1,427)
Total expenses after reductions		1,186,439
Net investment income (loss)		69,913,386
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	133,365,278
Fidelity Central Funds	5,586
Foreign currency transactions	13
Futures contracts	(5,924,020)
Total net realized gain (loss)		127,446,857
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(267,667,276)
Futures contracts	1,162,603
Total change in net unrealized appreciation (depreciation)		(266,504,673)
Net gain (loss)		(139,057,816)
Net increase (decrease) in net assets resulting from operations		$(69,144,430)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,913,386	$88,831,138
Net realized gain (loss)	127,446,857	166,016,455
Change in net unrealized appreciation (depreciation)	(266,504,673)	51,609,542
Net increase (decrease) in net assets resulting from operations	(69,144,430)	306,457,135
Distributions to shareholders	(30,571,613)	(290,813,119)
Share transactions - net increase (decrease)	1,365,941,991	4,115,619,318
Total increase (decrease) in net assets	1,266,225,948	4,131,263,334
Net Assets
Beginning of period	8,564,570,689	4,433,307,355
End of period	$9,830,796,637	$8,564,570,689

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$20.43	$20.49	$19.03	$15.48	$17.07	$16.09
Income from Investment Operations
Net investment income (loss)A	.15	.27	.28	.25	.24	.25
Net realized and unrealized gain (loss)	(.36)	.60	1.93	3.72	(1.20)	1.33
Total from investment operations	(.21)	.87	2.21	3.97	(.96)	1.58
Distributions from net investment income	(.07)	(.23)	(.23)	(.23)	(.22)	(.21)
Distributions from net realized gain	–	(.70)	(.51)	(.19)	(.41)	(.39)
Total distributions	(.07)	(.93)	(.75)B	(.42)	(.63)	(.60)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$20.15	$20.43	$20.49	$19.03	$15.48	$17.07
Total ReturnD,E	(1.02)%	4.74%	11.73%	25.90%	(5.69)%	9.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H	.03%	.04%	.05%	.15%	.15%
Expenses net of fee waivers, if any	.03%H	.03%	.04%	.04%	.05%	.05%
Expenses net of all reductions	.03%H	.03%	.04%	.04%	.05%	.05%
Net investment income (loss)	1.53%H	1.37%	1.38%	1.44%	1.56%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$9,830,797	$8,564,571	$353,568	$169,906	$116,939	$4,389
Portfolio turnover rateI	28%H	18%	14%J	11%	13%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.512 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 9, 2018, each Fund's publicly offered share classes were consolidated into a single share class. The surviving class is Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (formerly Institutional Premium Class). All prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period May 1, 2018 through November 9, 2018.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Index Fund	$10,945,268,450	$2,157,074,315	$(793,350,973)	$1,363,723,342
Fidelity Small Cap Index Fund	10,911,350,861	1,622,501,470	(1,318,520,895)	303,980,575

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	3,117,735,703	1,160,788,275
Fidelity Small Cap Index Fund	2,917,467,138	1,280,553,202

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management contract is based on an annual rate of .025% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .03% and .03% of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund's average net assets, respectively. During July 2019, the Board approved to change the management fee structure from a flat fee to a unitary fee effective August 1, 2019, which eliminated the need for a separate expense contract. There is no change to the total expenses paid by the shareholders.

Prior to August 1, 2019, under the expense contract, the investment adviser paid other expenses as necessary so that the total expenses did not exceed .025% of each Fund's average net assets on an annual basis with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Small Cap Index Fund	Borrower	$30,393,286	2.51%	$14,826

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Mid Cap Index Fund	$12,483
Fidelity Small Cap Index Fund	10,932

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Index Fund	$83,678	$17,632	$24,171
Fidelity Small Cap Index Fund	$469,093	$660,594	$29,738,664

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Mid Cap Index Fund	$839
Fidelity Small Cap Index Fund	1,427

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2019	Year ended April 30, 2019
Fidelity Mid Cap Index Fund
Distributions to shareholders
Investor Class	$–	$509,563
Premium Class	–	27,258,985
Institutional Class	–	14,971,406
Fidelity Mid Cap Index Fund	34,449,034	116,024,205
Total	$34,449,034	$158,764,159
Fidelity Small Cap Index Fund
Distributions to shareholders
Investor Class	$–	$827,727
Premium Class	–	21,076,778
Institutional Class	–	6,517,784
Fidelity Small Cap Index Fund	30,571,613	262,390,830
Total	$30,571,613	$290,813,119

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2019	Year ended April 30, 2019	Six months ended October 31, 2019	Year ended April 30, 2019
Fidelity Mid Cap Index Fund
Investor Class
Shares sold	–	1,415,951	$–	$30,593,918
Reinvestment of distributions	–	22,477	–	487,986
Shares redeemed	–	(4,877,518)	–	(103,063,527)
Net increase (decrease)	–	(3,439,090)	$–	$(71,981,623)
Premium Class
Shares sold	–	39,635,020	$–	$861,339,889
Reinvestment of distributions	–	1,211,112	–	26,317,465
Shares redeemed	–	(211,177,744)	–	(4,524,773,468)
Net increase (decrease)	–	(170,331,612)	$–	$(3,637,116,114)
Institutional Class
Shares sold	–	33,782,432	$–	$736,852,357
Reinvestment of distributions	–	661,370	–	14,378,201
Shares redeemed	–	(124,457,627)	–	(2,628,735,786)
Net increase (decrease)	–	(90,013,825)	$–	$(1,877,505,228)
Fidelity Mid Cap Index Fund
Shares sold	135,340,786	467,292,728	$3,027,186,821	$9,828,209,701
Reinvestment of distributions	1,488,372	5,715,154	32,759,054	111,270,694
Shares redeemed	(54,777,422)	(61,139,095)	(1,223,918,055)	(1,266,853,627)
Net increase (decrease)	82,051,736	411,868,787	$1,836,027,820	$8,672,626,768
Fidelity Small Cap Index Fund
Investor Class
Shares sold	–	14,271,528	$–	$316,523,201
Reinvestment of distributions	–	35,872	–	792,763
Shares redeemed	–	(17,004,666)	–	(360,915,167)
Net increase (decrease)	–	(2,697,266)	$–	$(43,599,203)
Premium Class
Shares sold	–	58,076,683	$–	$1,284,593,169
Reinvestment of distributions	–	920,492	–	20,361,287
Shares redeemed	–	(212,344,172)	–	(4,493,116,136)
Net increase (decrease)	–	(153,346,997)	$–	$(3,188,161,680)
Institutional Class
Shares sold	–	23,785,274	$–	$525,644,806
Reinvestment of distributions	–	287,884	–	6,370,885
Shares redeemed	–	(67,163,430)	–	(1,402,563,634)
Net increase (decrease)	–	(43,090,272)	$–	$(870,547,943)
Fidelity Small Cap Index Fund
Shares sold	150,758,635	466,513,661	$2,977,055,816	$9,492,114,830
Reinvestment of distributions	1,526,619	14,113,254	29,631,670	255,226,696
Shares redeemed	(83,775,841)	(78,565,140)	(1,640,745,495)	(1,529,413,382)
Net increase (decrease)	68,509,413	402,061,775	$1,365,941,991	$8,217,928,144

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Fidelity Mid Cap Index Fund	.03%
Actual		$1,000.00	$1,018.60	$.15
Hypothetical-C		$1,000.00	$1,024.99	$.15
Fidelity Small Cap Index Fund	.03%
Actual		$1,000.00	$989.80	$.15
Hypothetical-C		$1,000.00	$1,024.99	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Index Fund
Fidelity Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

July 2019 Contract Approval. At its July 2019 meeting, the Board voted to approve amended and restated management contracts to implement a comprehensive unitary fee for each fund (New Contracts). In reaching its conclusion to approve the New Contracts, the Board considered that it had received and reviewed certain information and made certain findings in connection with the annual renewal of the Advisory Contracts at its September 2018 meeting and considered how, if at all, the approval of the New Contracts would change its prior conclusions. The Board considered that the New Contracts would implement a comprehensive unitary fee for each fund set at the fund's current management fee and expense contract levels and payable to FMR for managing the fund and paying all of the fund's operating expenses, subject to certain exceptions. The Board also noted that the New Contracts would not change the investment processes, the level or nature of services provided, the resources and personnel allocated, or trading and compliance operations. Based on its evaluation, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure in each New Contract is fair and reasonable, and that the New Contracts should be approved.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve amended and restated management contracts and sub-advisory agreements with Geode (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreements with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under the expense limitation arrangements in effect for the fund, from the fund's management fee. Fidelity no longer calculates hypothetical net management fees for the funds and, as a result, the charts do not include hypothetical net management fees for periods after 2015.

Fidelity Mid Cap Index Fund

The Board considered that (i) effective July 1, 2016, the fund's management fee rate was reduced from 0.12% to 0.04%; (ii) effective August 1, 2017, the fund's management fee rate was further reduced from 0.04% to 0.035%; and (iii) effective August 1, 2018, the fund's management fee rate was further reduced from 0.035% to 0.025%. The Board considered that the chart below reflects the fund's lower management fee rates for 2016, 2017, and 2018, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

Fidelity Small Cap Index Fund

The Board considered that (i) effective July 1, 2016, the fund's management fee rate was reduced from 0.15% to 0.04%; (ii) effective August 1, 2017, the fund's management fee rate was further reduced from 0.04% to 0.035%; and (iii) effective August 1, 2018, the fund's management fee rate was further reduced from 0.035% to 0.025%. The Board considered that the chart below reflects the fund's lower management fee rates for 2016, 2017, and 2018, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's unitary fee rate, which covers expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below the competitive median for 2018.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed and each fund's Amended and Restated Contracts should be approved.

MCX-I-SCX-I-SANN-1219
1.929323.108

Fidelity® Large Cap Growth Index Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
Apple, Inc.	7.6
Microsoft Corp.	7.3
Amazon.com, Inc.	4.9
Facebook, Inc. Class A	3.1
Alphabet, Inc. Class C	2.6
Alphabet, Inc. Class A	2.5
Visa, Inc. Class A	2.2
MasterCard, Inc. Class A	1.7
UnitedHealth Group, Inc.	1.7
Merck & Co., Inc.	1.5
35.1

Top Market Sectors as of October 31, 2019

% of fund's net assets
Information Technology	36.7
Health Care	14.4
Consumer Discretionary	13.8
Communication Services	11.1
Industrials	9.5
Consumer Staples	4.7
Financials	3.1
Real Estate	2.5
Materials	1.4
Energy	0.2

Asset Allocation (% of fund's net assets)

As of October 31, 2019 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 1.8%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 0.1%
Zayo Group Holdings, Inc. (a)	45,616	$1,557,330
Entertainment - 1.2%
Activision Blizzard, Inc.	5,254	294,382
Electronic Arts, Inc. (a)	48,856	4,709,718
Live Nation Entertainment, Inc. (a)	24,850	1,751,925
Netflix, Inc. (a)	78,836	22,658,255
Spotify Technology SA (a)	22,199	3,203,316
Take-Two Interactive Software, Inc. (a)	9,978	1,200,852
The Madison Square Garden Co. (a)	335	89,418
World Wrestling Entertainment, Inc. Class A (b)	8,028	449,889
Zynga, Inc. (a)	39,770	245,381
		34,603,136
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	55,151	69,424,079
Class C (a)	57,896	72,955,329
Facebook, Inc. Class A (a)	448,453	85,946,017
IAC/InterActiveCorp (a)	8,130	1,847,543
Match Group, Inc. (b)	10,379	757,563
TripAdvisor, Inc. (a)	18,173	734,189
Twitter, Inc. (a)	144,202	4,321,734
		235,986,454
Media - 1.3%
Altice U.S.A., Inc. Class A (a)	59,255	1,833,942
AMC Networks, Inc. Class A (a)	8,026	349,532
Cable One, Inc. (b)	824	1,092,105
CBS Corp. Class B	56,896	2,050,532
Charter Communications, Inc. Class A (a)(b)	17,176	8,035,963
Comcast Corp. Class A	386,532	17,324,364
Fox Corp.:
Class A	5,442	174,362
Class B	2,903	90,690
Interpublic Group of Companies, Inc.	6,830	148,553
Nexstar Broadcasting Group, Inc. Class A	6,350	617,792
Omnicom Group, Inc.	21,010	1,621,762
Sinclair Broadcast Group, Inc. Class A	10,445	416,129
Sirius XM Holdings, Inc. (b)	251,795	1,692,062
The New York Times Co. Class A	5,752	177,737
		35,625,525
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	28,694	2,371,846

TOTAL COMMUNICATION SERVICES		310,144,291

CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.0%
Aptiv PLC	3,303	295,784
Automobiles - 0.3%
Tesla, Inc. (a)(b)	26,101	8,219,727
Distributors - 0.1%
LKQ Corp. (a)	8,870	301,491
Pool Corp.	7,444	1,543,886
		1,845,377
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	11,143	1,654,958
Grand Canyon Education, Inc. (a)	793	72,924
H&R Block, Inc.	5,803	145,017
Service Corp. International	11,704	532,298
ServiceMaster Global Holdings, Inc. (a)	4,410	178,076
		2,583,273
Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc. (a)	4,958	3,858,117
Choice Hotels International, Inc. (b)	2,647	234,207
Darden Restaurants, Inc.	23,545	2,643,397
Domino's Pizza, Inc.	7,902	2,146,341
Dunkin' Brands Group, Inc.	14,407	1,132,678
Hilton Grand Vacations, Inc. (a)	2,239	77,760
Hilton Worldwide Holdings, Inc.	54,225	5,257,656
Las Vegas Sands Corp.	30,634	1,894,407
Marriott International, Inc. Class A	51,098	6,466,452
McDonald's Corp.	23,500	4,622,450
MGM Mirage, Inc.	9,595	273,458
Norwegian Cruise Line Holdings Ltd. (a)	9,214	467,703
Planet Fitness, Inc. (a)	16,639	1,059,239
Six Flags Entertainment Corp.	1,394	58,813
Starbucks Corp.	224,054	18,946,006
Vail Resorts, Inc.	6,782	1,575,933
Wendy's Co.	35,132	744,096
Wyndham Hotels & Resorts, Inc.	5,213	281,346
Wynn Resorts Ltd.	15,051	1,826,288
Yum China Holdings, Inc.	55,515	2,359,388
Yum! Brands, Inc.	51,832	5,271,833
		61,197,568
Household Durables - 0.2%
Lennar Corp.:
Class A	21,244	1,266,142
Class B	1,247	58,634
NVR, Inc. (a)	629	2,287,415
Roku, Inc. Class A (a)(b)	16,601	2,443,667
Tempur Sealy International, Inc. (a)	8,694	790,719
		6,846,577
Internet & Direct Marketing Retail - 5.9%
Amazon.com, Inc. (a)	77,334	137,396,224
eBay, Inc.	146,930	5,179,283
Etsy, Inc. (a)	23,435	1,042,623
Expedia, Inc.	22,144	3,026,199
GrubHub, Inc. (a)(b)	17,901	609,708
The Booking Holdings, Inc. (a)	7,935	16,256,990
Wayfair LLC Class A (a)(b)	12,101	995,065
		164,506,092
Leisure Products - 0.1%
Hasbro, Inc.	21,592	2,101,118
Mattel, Inc. (a)(b)	43,815	523,151
Polaris, Inc.	9,701	957,004
		3,581,273
Multiline Retail - 0.4%
Dollar General Corp.	47,140	7,558,428
Dollar Tree, Inc. (a)	23,865	2,634,696
Nordstrom, Inc. (b)	19,847	712,507
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	9,649	616,378
Target Corp.	5,001	534,657
		12,056,666
Specialty Retail - 3.3%
Advance Auto Parts, Inc.	3,043	494,427
AutoZone, Inc. (a)	4,769	5,457,548
Best Buy Co., Inc.	8,827	634,043
Burlington Stores, Inc. (a)	12,708	2,442,096
CarMax, Inc. (a)(b)	15,098	1,406,681
Carvana Co. Class A (a)(b)	8,701	705,477
Five Below, Inc. (a)	10,659	1,333,547
Floor & Decor Holdings, Inc. Class A (a)	13,332	611,006
L Brands, Inc.	6,536	111,373
Lowe's Companies, Inc.	152,257	16,993,404
O'Reilly Automotive, Inc. (a)	14,132	6,154,627
Ross Stores, Inc.	67,249	7,375,198
The Home Depot, Inc.	122,226	28,671,775
TJX Companies, Inc.	235,352	13,568,043
Tractor Supply Co.	23,124	2,197,242
Ulta Beauty, Inc. (a)	10,501	2,448,308
Williams-Sonoma, Inc. (b)	2,702	180,467
		90,785,262
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	10,765	334,469
Carter's, Inc. (b)	3,678	368,683
Columbia Sportswear Co.	3,545	320,645
Hanesbrands, Inc.	52,581	799,757
lululemon athletica, Inc. (a)	22,180	4,530,709
NIKE, Inc. Class B	239,645	21,460,210
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,265	346,233
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	23,285	480,835
Class C (non-vtg.) (a)	24,422	451,807
VF Corp.	59,563	4,901,439
		33,994,787

TOTAL CONSUMER DISCRETIONARY		385,912,386

CONSUMER STAPLES - 4.7%
Beverages - 2.3%
Brown-Forman Corp.:
Class A	8,891	552,576
Class B (non-vtg.)	29,859	1,956,362
Monster Beverage Corp. (a)	71,822	4,031,369
PepsiCo, Inc.	219,269	30,077,129
The Coca-Cola Co.	503,276	27,393,313
		64,010,749
Food & Staples Retailing - 1.2%
Casey's General Stores, Inc.	2,013	343,841
Costco Wholesale Corp.	82,067	24,382,926
Grocery Outlet Holding Corp. (b)	909	28,997
Sprouts Farmers Market LLC (a)	10,921	211,977
Sysco Corp.	90,718	7,245,647
		32,213,388
Food Products - 0.3%
Campbell Soup Co. (b)	17,458	808,480
Kellogg Co.	17,297	1,098,878
Lamb Weston Holdings, Inc.	6,994	545,812
McCormick & Co., Inc. (non-vtg.)	14,936	2,400,066
Pilgrim's Pride Corp. (a)	3,470	105,349
Post Holdings, Inc. (a)	5,362	551,750
The Hershey Co.	24,467	3,593,468
TreeHouse Foods, Inc. (a)	1,663	89,835
		9,193,638
Household Products - 0.3%
Church & Dwight Co., Inc.	46,800	3,273,192
Clorox Co.	19,525	2,883,647
Procter & Gamble Co.	27,200	3,386,672
		9,543,511
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	41,316	7,695,931
Herbalife Nutrition Ltd. (a)	2,948	131,687
		7,827,618
Tobacco - 0.3%
Altria Group, Inc.	174,135	7,799,507

TOTAL CONSUMER STAPLES		130,588,411

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cabot Oil & Gas Corp.	49,066	914,590
Cheniere Energy, Inc. (a)	25,856	1,591,437
Diamondback Energy, Inc.	6,311	541,231
Equitrans Midstream Corp. (b)	4,262	59,327
ONEOK, Inc.	25,357	1,770,679
Parsley Energy, Inc. Class A	28,434	449,542
Pioneer Natural Resources Co.	13,358	1,643,301
		6,970,107
FINANCIALS - 3.1%
Banks - 0.1%
CIT Group, Inc.	1,358	58,245
Comerica, Inc.	1,686	110,298
First Republic Bank	5,578	593,276
Prosperity Bancshares, Inc.	1,902	131,276
Signature Bank	4,880	577,402
SVB Financial Group (a)	689	152,600
Synovus Financial Corp.	4,447	150,620
Western Alliance Bancorp.	3,727	183,853
		1,957,570
Capital Markets - 1.6%
Ameriprise Financial, Inc.	3,400	513,026
Cboe Global Markets, Inc.	5,021	578,168
Charles Schwab Corp.	134,280	5,466,539
E*TRADE Financial Corp.	9,457	395,208
Evercore, Inc. Class A	2,666	196,324
FactSet Research Systems, Inc. (b)	7,164	1,816,217
Interactive Brokers Group, Inc.	3,713	176,553
Intercontinental Exchange, Inc.	42,298	3,989,547
Lazard Ltd. Class A	7,353	274,487
LPL Financial	15,696	1,268,865
MarketAxess Holdings, Inc.	7,179	2,646,108
Moody's Corp.	31,855	7,030,080
Morningstar, Inc.	3,842	621,789
MSCI, Inc.	15,976	3,747,331
Raymond James Financial, Inc.	5,981	499,354
S&P Global, Inc.	47,757	12,320,828
SEI Investments Co.	11,286	676,257
T. Rowe Price Group, Inc.	12,971	1,502,042
TD Ameritrade Holding Corp.	44,448	1,705,914
Virtu Financial, Inc. Class A (b)	3,790	64,278
		45,488,915
Consumer Finance - 0.4%
American Express Co.	73,740	8,648,227
Credit Acceptance Corp. (a)	1,783	780,615
Discover Financial Services	20,822	1,671,174
Synchrony Financial	34,213	1,210,114
		12,310,130
Diversified Financial Services - 0.0%
Voya Financial, Inc.	1,787	96,427
Insurance - 1.0%
Alleghany Corp. (a)	328	255,279
Aon PLC	45,025	8,697,029
Arch Capital Group Ltd. (a)	11,221	468,589
Arthur J. Gallagher & Co.	9,011	821,983
Athene Holding Ltd. (a)	11,466	497,051
Axis Capital Holdings Ltd.	2,937	174,546
Brown & Brown, Inc.	6,092	229,547
Erie Indemnity Co. Class A (b)	3,283	604,958
Everest Re Group Ltd.	2,242	576,396
Kemper Corp.	2,132	153,248
Markel Corp. (a)	209	244,739
Marsh & McLennan Companies, Inc.	85,481	8,857,541
Primerica, Inc.	5,578	703,832
Progressive Corp.	36,586	2,550,044
RenaissanceRe Holdings Ltd.	4,167	779,979
The Travelers Companies, Inc.	8,000	1,048,480
		26,663,241
Thrifts & Mortgage Finance - 0.0%
LendingTree, Inc. (a)(b)	1,474	530,419

TOTAL FINANCIALS		87,046,702

HEALTH CARE - 14.4%
Biotechnology - 3.4%
AbbVie, Inc.	286,326	22,777,233
Agios Pharmaceuticals, Inc. (a)(b)	1,099	33,058
Alexion Pharmaceuticals, Inc. (a)	30,090	3,171,486
Alnylam Pharmaceuticals, Inc. (a)	16,780	1,455,497
Amgen, Inc.	103,082	21,982,237
Biogen, Inc. (a)	11,527	3,443,230
BioMarin Pharmaceutical, Inc. (a)	32,943	2,411,757
Celgene Corp. (a)	131,600	14,216,748
Exact Sciences Corp. (a)	24,689	2,147,943
Exelixis, Inc. (a)	22,691	350,576
Gilead Sciences, Inc.	31,340	1,996,671
Incyte Corp. (a)	32,746	2,748,044
Ionis Pharmaceuticals, Inc. (a)	24,303	1,354,163
Moderna, Inc.	34,023	569,885
Neurocrine Biosciences, Inc. (a)	17,467	1,737,792
Regeneron Pharmaceuticals, Inc. (a)	3,094	947,630
Sage Therapeutics, Inc. (a)(b)	9,553	1,295,864
Sarepta Therapeutics, Inc. (a)(b)	13,212	1,097,389
Seattle Genetics, Inc. (a)	22,080	2,371,392
Vertex Pharmaceuticals, Inc. (a)	47,851	9,353,913
		95,462,508
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	144,054	12,044,355
Abiomed, Inc. (a)	8,494	1,763,185
Align Technology, Inc. (a)	14,740	3,718,755
Baxter International, Inc.	43,819	3,360,917
Becton, Dickinson & Co.	4,486	1,148,416
Boston Scientific Corp. (a)	268,865	11,211,671
Cantel Medical Corp. (b)	3,866	281,793
Danaher Corp.	6,807	938,141
DexCom, Inc. (a)	17,572	2,710,305
Edwards Lifesciences Corp. (a)	40,428	9,637,227
Hill-Rom Holdings, Inc.	6,529	683,521
Hologic, Inc. (a)	41,390	1,999,551
ICU Medical, Inc. (a)	1,103	178,256
IDEXX Laboratories, Inc. (a)	15,915	4,535,934
Insulet Corp. (a)(b)	11,669	1,695,739
Intuitive Surgical, Inc. (a)	21,448	11,859,672
Masimo Corp. (a)	9,247	1,348,120
Penumbra, Inc. (a)(b)	6,080	948,298
ResMed, Inc.	27,625	4,086,290
STERIS PLC	879	124,440
Stryker Corp.	66,515	14,385,199
Teleflex, Inc.	8,846	3,073,189
The Cooper Companies, Inc.	1,227	357,057
Varian Medical Systems, Inc. (a)	17,532	2,118,041
West Pharmaceutical Services, Inc.	10,969	1,577,781
		95,785,853
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	29,329	2,504,110
Anthem, Inc.	14,424	3,881,210
Centene Corp. (a)	65,692	3,486,931
Chemed Corp.	3,413	1,344,415
Cigna Corp.	21,721	3,876,330
Encompass Health Corp.	9,619	615,808
Guardant Health, Inc. (b)	7,146	496,647
HCA Holdings, Inc.	30,915	4,128,389
Henry Schein, Inc. (a)	3,542	221,676
Humana, Inc.	11,096	3,264,443
Laboratory Corp. of America Holdings (a)	1,089	179,435
McKesson Corp. (b)	3,879	515,907
Molina Healthcare, Inc. (a)	9,366	1,101,816
UnitedHealth Group, Inc.	183,616	46,399,763
Wellcare Health Plans, Inc. (a)	8,853	2,625,800
		74,642,680
Health Care Technology - 0.3%
Cerner Corp.	59,676	4,005,453
Change Healthcare, Inc. (b)	4,237	56,013
Veeva Systems, Inc. Class A (a)	25,240	3,579,789
		7,641,255
Life Sciences Tools & Services - 1.4%
Adaptive Biotechnologies Corp.	1,895	49,393
Agilent Technologies, Inc.	5,593	423,670
Avantor, Inc.	31,814	452,077
Bio-Techne Corp.	7,353	1,530,674
Bruker Corp.	20,487	911,672
Charles River Laboratories International, Inc. (a)	9,597	1,247,418
Illumina, Inc. (a)	27,441	8,109,364
IQVIA Holdings, Inc. (a)	14,824	2,140,882
Mettler-Toledo International, Inc. (a)	4,748	3,347,055
PerkinElmer, Inc.	4,452	382,694
PRA Health Sciences, Inc. (a)	12,088	1,181,118
Thermo Fisher Scientific, Inc.	52,650	15,899,247
Waters Corp. (a)	12,732	2,694,346
		38,369,610
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	129,429	7,425,342
Eli Lilly & Co.	166,694	18,994,781
Horizon Pharma PLC (a)	3,976	114,946
Jazz Pharmaceuticals PLC (a)	9,256	1,162,831
Johnson & Johnson	77,316	10,208,805
Merck & Co., Inc.	473,959	41,073,287
Nektar Therapeutics (a)(b)	4,679	80,128
Zoetis, Inc. Class A	93,090	11,908,073
		90,968,193

TOTAL HEALTH CARE		402,870,099

INDUSTRIALS - 9.5%
Aerospace & Defense - 3.1%
BWX Technologies, Inc. (b)	14,101	819,268
General Dynamics Corp.	3,484	615,971
Harris Corp.	21,654	4,467,437
HEICO Corp.	8,017	988,817
HEICO Corp. Class A	14,518	1,383,130
Hexcel Corp.	15,707	1,172,056
Huntington Ingalls Industries, Inc.	6,288	1,418,950
Lockheed Martin Corp.	48,165	18,142,792
Northrop Grumman Corp.	30,725	10,829,948
Raytheon Co.	33,470	7,102,669
Spirit AeroSystems Holdings, Inc. Class A	17,729	1,450,587
The Boeing Co.	102,908	34,979,458
TransDigm Group, Inc.	7,828	4,119,720
		87,490,803
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (b)	19,908	1,505,841
Expeditors International of Washington, Inc.	23,819	1,737,358
United Parcel Service, Inc. Class B	135,234	15,574,900
XPO Logistics, Inc. (a)	9,762	745,817
		19,563,916
Airlines - 0.2%
Alaska Air Group, Inc.	10,207	708,672
American Airlines Group, Inc.	7,409	222,715
Delta Air Lines, Inc.	23,094	1,272,018
JetBlue Airways Corp. (a)	4,871	94,010
Southwest Airlines Co.	54,122	3,037,868
United Continental Holdings, Inc. (a)	9,717	882,692
		6,217,975
Building Products - 0.2%
A.O. Smith Corp.	4,273	212,283
Allegion PLC	13,745	1,594,970
Armstrong World Industries, Inc.	9,908	926,695
Fortune Brands Home & Security, Inc.	8,154	489,648
Lennox International, Inc.	6,199	1,533,385
		4,756,981
Commercial Services & Supplies - 0.6%
Cintas Corp.	15,623	4,197,431
Copart, Inc. (a)	38,446	3,177,177
IAA Spinco, Inc. (a)	22,810	870,202
KAR Auction Services, Inc. (b)	22,245	553,011
Republic Services, Inc.	2,474	216,500
Rollins, Inc.	25,978	990,022
Waste Management, Inc.	64,178	7,201,413
		17,205,756
Construction & Engineering - 0.0%
Quanta Services, Inc.	6,023	253,267
Electrical Equipment - 0.3%
Acuity Brands, Inc.	1,936	241,593
AMETEK, Inc.	34,772	3,186,854
Emerson Electric Co.	10,759	754,744
Hubbell, Inc. Class B	5,481	776,658
Rockwell Automation, Inc.	22,417	3,855,500
Sensata Technologies, Inc. PLC (a)	12,276	628,408
		9,443,757
Industrial Conglomerates - 1.0%
3M Co.	82,226	13,566,468
Carlisle Companies, Inc.	9,538	1,452,351
Honeywell International, Inc.	67,212	11,609,529
Roper Technologies, Inc.	3,095	1,042,891
		27,671,239
Machinery - 1.3%
Allison Transmission Holdings, Inc.	21,092	919,822
Caterpillar, Inc.	8,616	1,187,285
Deere & Co.	6,892	1,200,173
Donaldson Co., Inc.	24,162	1,274,304
Dover Corp.	11,774	1,223,201
Flowserve Corp.	5,179	252,942
Fortive Corp.	12,142	837,798
Graco, Inc.	31,297	1,414,624
IDEX Corp.	7,086	1,102,086
Illinois Tool Works, Inc.	62,586	10,550,748
Ingersoll-Rand PLC	43,378	5,504,234
Lincoln Electric Holdings, Inc. (b)	10,455	936,454
Middleby Corp. (a)	10,510	1,271,185
Nordson Corp.	9,858	1,545,833
Toro Co. (b)	20,617	1,590,189
WABCO Holdings, Inc. (a)	9,146	1,231,235
Westinghouse Air Brake Co. (b)	9,235	640,632
Woodward, Inc.	8,867	945,754
Xylem, Inc.	34,546	2,649,333
		36,277,832
Professional Services - 0.7%
CoStar Group, Inc. (a)	6,965	3,827,407
Equifax, Inc.	19,441	2,657,779
IHS Markit Ltd. (a)	47,784	3,345,836
Nielsen Holdings PLC	8,308	167,489
Robert Half International, Inc.	21,629	1,238,693
TransUnion Holding Co., Inc.	35,905	2,966,471
Verisk Analytics, Inc.	30,207	4,370,953
		18,574,628
Road & Rail - 1.1%
CSX Corp.	50,321	3,536,057
Genesee & Wyoming, Inc. Class A (a)	2,717	301,669
J.B. Hunt Transport Services, Inc.	4,876	573,223
Landstar System, Inc. (b)	7,665	867,295
Lyft, Inc. (b)	647	26,812
Norfolk Southern Corp.	6,546	1,191,372
Old Dominion Freight Lines, Inc.	5,324	969,394
Uber Technologies, Inc. (b)	3,485	109,778
Union Pacific Corp.	137,339	22,724,111
		30,299,711
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	1,330	58,493
Fastenal Co.	98,367	3,535,310
United Rentals, Inc. (a)	10,218	1,364,818
W.W. Grainger, Inc.	8,445	2,608,154
		7,566,775

TOTAL INDUSTRIALS		265,322,640

INFORMATION TECHNOLOGY - 36.7%
Communications Equipment - 1.6%
Arista Networks, Inc. (a)	11,221	2,744,320
Cisco Systems, Inc.	801,832	38,095,038
F5 Networks, Inc. (a)	10,380	1,495,550
Motorola Solutions, Inc.	23,280	3,871,930
Ubiquiti, Inc. (b)	2,732	345,844
		46,552,682
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	55,512	5,569,519
CDW Corp.	27,522	3,520,339
Cognex Corp. (b)	30,394	1,564,987
Corning, Inc.	44,388	1,315,216
Dolby Laboratories, Inc. Class A	1,587	102,092
FLIR Systems, Inc.	2,098	108,173
IPG Photonics Corp. (a)	497	66,737
Jabil, Inc.	5,972	219,889
Keysight Technologies, Inc. (a)	35,940	3,626,705
National Instruments Corp.	1,437	59,477
Trimble, Inc. (a)	8,787	350,074
Zebra Technologies Corp. Class A (a)	10,307	2,451,726
		18,954,934
IT Services - 9.2%
Accenture PLC Class A	123,545	22,907,714
Akamai Technologies, Inc. (a)	28,159	2,435,754
Alliance Data Systems Corp.	905	90,500
Automatic Data Processing, Inc.	81,466	13,216,229
Black Knight, Inc. (a)	27,311	1,753,366
Booz Allen Hamilton Holding Corp. Class A	26,626	1,873,672
Broadridge Financial Solutions, Inc.	21,760	2,724,787
Cognizant Technology Solutions Corp. Class A	6,767	412,381
CoreLogic, Inc. (a)	918	37,170
EPAM Systems, Inc. (a)	10,178	1,790,921
Euronet Worldwide, Inc. (a)	9,602	1,344,952
Fidelity National Information Services, Inc.	71,882	9,471,172
Fiserv, Inc. (a)	105,299	11,176,436
FleetCor Technologies, Inc. (a)	16,470	4,845,803
Gartner, Inc. (a)	16,555	2,550,794
Genpact Ltd.	33,501	1,312,234
Global Payments, Inc.	57,682	9,758,641
GoDaddy, Inc. (a)	34,097	2,217,328
IBM Corp.	103,674	13,864,324
Jack Henry & Associates, Inc.	12,816	1,814,233
MasterCard, Inc. Class A	174,391	48,273,173
MongoDB, Inc. Class A (a)(b)	8,153	1,041,709
Okta, Inc. (a)	19,959	2,176,928
Paychex, Inc.	59,756	4,997,992
PayPal Holdings, Inc. (a)	220,161	22,918,760
Sabre Corp.	8,880	208,502
Square, Inc. (a)(b)	65,510	4,024,279
Switch, Inc. Class A (b)	12,318	181,937
The Western Union Co.	17,223	431,608
Twilio, Inc. Class A (a)(b)	23,089	2,229,474
VeriSign, Inc. (a)	13,423	2,550,638
Visa, Inc. Class A (b)	337,380	60,343,787
WEX, Inc. (a)	8,434	1,595,544
		256,572,742
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. (a)	187,435	6,359,670
Analog Devices, Inc.	7,431	792,368
Applied Materials, Inc.	90,735	4,923,281
Broadcom, Inc.	71,990	21,082,272
Cree, Inc. (a)	1,496	71,404
Entegris, Inc.	24,689	1,185,072
KLA-Tencor Corp.	29,657	5,013,219
Lam Research Corp.	23,305	6,316,587
Maxim Integrated Products, Inc.	16,921	992,586
Microchip Technology, Inc. (b)	11,194	1,055,482
Monolithic Power Systems, Inc.	7,669	1,149,736
NVIDIA Corp.	108,936	21,898,315
Qualcomm, Inc.	227,078	18,266,154
Skyworks Solutions, Inc.	515	46,896
Teradyne, Inc.	31,343	1,918,818
Texas Instruments, Inc.	173,475	20,468,315
Universal Display Corp.	7,902	1,581,822
Xilinx, Inc.	47,526	4,312,509
		117,434,506
Software - 13.3%
2U, Inc. (a)(b)	4,013	71,933
Adobe, Inc. (a)	91,187	25,343,603
Alteryx, Inc. Class A (a)(b)	8,896	813,984
Anaplan, Inc.	16,218	765,490
ANSYS, Inc. (a)	16,006	3,523,721
Aspen Technology, Inc. (a)	13,552	1,559,971
Atlassian Corp. PLC (a)	20,184	2,438,025
Autodesk, Inc. (a)	31,745	4,677,943
Avalara, Inc. (a)	8,943	634,953
Cadence Design Systems, Inc. (a)	52,117	3,405,846
CDK Global, Inc.	23,406	1,182,939
Ceridian HCM Holding, Inc. (a)(b)	13,051	629,711
Citrix Systems, Inc.	20,704	2,253,837
Coupa Software, Inc. (a)(b)	11,937	1,641,218
DocuSign, Inc. (a)	29,390	1,945,324
Dropbox, Inc. Class A (a)	40,646	805,604
Dynatrace, Inc. (b)	6,418	129,836
Elastic NV	8,460	609,205
Fair Isaac Corp. (a)	5,504	1,673,436
FireEye, Inc. (a)	36,843	583,593
Fortinet, Inc. (a)	27,331	2,229,116
Guidewire Software, Inc. (a)(b)	16,057	1,810,266
HubSpot, Inc. (a)	7,679	1,191,013
Intuit, Inc.	46,519	11,978,643
Manhattan Associates, Inc. (a)	12,416	930,579
Medallia, Inc. (b)	2,675	77,789
Microsoft Corp.	1,419,929	203,575,221
New Relic, Inc. (a)	9,648	618,051
Nutanix, Inc. Class A (a)	26,250	767,025
Oracle Corp.	433,011	23,594,769
Pagerduty, Inc. (b)	1,739	39,980
Palo Alto Networks, Inc. (a)	17,935	4,078,240
Parametric Technology Corp. (a)	19,801	1,324,885
Paycom Software, Inc. (a)	9,430	1,994,728
Paylocity Holding Corp. (a)	6,159	631,913
Pegasystems, Inc.	7,767	584,156
Pluralsight, Inc. (a)(b)	11,557	208,951
Proofpoint, Inc. (a)	10,301	1,188,426
RealPage, Inc. (a)	15,887	961,958
RingCentral, Inc. (a)(b)	13,866	2,239,636
Salesforce.com, Inc. (a)	158,526	24,807,734
ServiceNow, Inc. (a)	36,011	8,904,080
Smartsheet, Inc. (a)	16,389	645,727
SolarWinds, Inc. (a)(b)	1,719	32,575
Splunk, Inc. (a)	28,715	3,444,651
SS&C Technologies Holdings, Inc.	38,727	2,014,191
Synopsys, Inc. (a)	27,901	3,787,561
Teradata Corp. (a)	21,371	639,634
The Trade Desk, Inc. (a)(b)	7,422	1,490,338
Tyler Technologies, Inc. (a)	7,324	1,966,640
VMware, Inc. Class A	14,710	2,328,152
Workday, Inc. Class A (a)	29,920	4,851,827
Zendesk, Inc. (a)	20,727	1,464,363
Zscaler, Inc. (a)(b)	11,505	505,990
		371,598,980
Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	849,108	211,224,100
Dell Technologies, Inc. (a)	20,773	1,098,684
HP, Inc.	13,238	229,944
NCR Corp. (a)(b)	22,377	653,632
NetApp, Inc.	44,232	2,471,684
Pure Storage, Inc. Class A (a)	42,759	832,090
		216,510,134

TOTAL INFORMATION TECHNOLOGY		1,027,623,978

MATERIALS - 1.4%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	6,157	1,313,042
Axalta Coating Systems Ltd. (a)	11,878	350,282
CF Industries Holdings, Inc.	3,938	178,588
Ecolab, Inc.	48,467	9,309,057
Element Solutions, Inc. (a)	16,066	174,477
NewMarket Corp.	1,202	583,559
PPG Industries, Inc.	14,422	1,804,481
RPM International, Inc.	3,985	288,634
Sherwin-Williams Co.	16,066	9,194,893
The Scotts Miracle-Gro Co. Class A	7,633	766,277
W.R. Grace & Co.	10,793	717,195
		24,680,485
Construction Materials - 0.2%
Eagle Materials, Inc.	6,457	589,782
Martin Marietta Materials, Inc.	3,594	941,305
Vulcan Materials Co.	23,496	3,356,874
		4,887,961
Containers & Packaging - 0.3%
Aptargroup, Inc.	4,671	551,879
Avery Dennison Corp.	15,037	1,922,631
Ball Corp.	63,951	4,474,651
Berry Global Group, Inc. (a)	9,287	385,503
Crown Holdings, Inc. (a)	14,096	1,026,753
Sealed Air Corp.	2,005	83,749
		8,445,166
Metals & Mining - 0.0%
Royal Gold, Inc.	3,820	440,981
Southern Copper Corp.	11,156	396,930
		837,911

TOTAL MATERIALS		38,851,523

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Homes 4 Rent Class A	20,261	536,309
American Tower Corp.	84,802	18,493,620
Americold Realty Trust	37,332	1,496,640
Brookfield Property REIT, Inc. Class A	13,634	257,683
Colony Capital, Inc.	5,294	29,646
CoreSite Realty Corp.	5,406	635,205
Crown Castle International Corp.	79,753	11,068,919
Equinix, Inc.	16,222	9,194,305
Equity Lifestyle Properties, Inc.	36,172	2,529,870
Extra Space Storage, Inc.	20,854	2,341,279
Iron Mountain, Inc.	5,971	195,849
Lamar Advertising Co. Class A	15,895	1,271,759
Outfront Media, Inc.	4,252	111,870
Public Storage	21,835	4,866,148
SBA Communications Corp. Class A	21,571	5,191,061
Simon Property Group, Inc.	51,918	7,823,004
Sun Communities, Inc.	4,897	796,497
UDR, Inc.	5,657	284,264
		67,123,928
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	23,531	1,260,085
Howard Hughes Corp. (a)	2,291	256,180
Jones Lang LaSalle, Inc.	1,041	152,527
		1,668,792

TOTAL REAL ESTATE		68,792,720

TOTAL COMMON STOCKS
(Cost $2,240,536,135)		2,724,122,857
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (c)
(Cost $995,383)	1,000,000	996,135
	Shares	Value

Money Market Funds - 6.5%
Fidelity Cash Central Fund 1.83% (d)	64,377,822	$64,390,698
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	116,254,415	116,266,040
TOTAL MONEY MARKET FUNDS
(Cost $180,660,289)		180,656,738
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $2,422,191,807)		2,905,775,730
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(109,967,429)
NET ASSETS - 100%		$2,795,808,301

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	438	Dec. 2019	$70,870,590	$3,173,581	$3,173,581

The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $996,135.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$185,393
Fidelity Securities Lending Cash Central Fund	53,397
Total	$238,790

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$310,144,291	$310,144,291	$--	$--
Consumer Discretionary	385,912,386	385,912,386	--	--
Consumer Staples	130,588,411	130,588,411	--	--
Energy	6,970,107	6,970,107	--	--
Financials	87,046,702	87,046,702	--	--
Health Care	402,870,099	402,870,099	--	--
Industrials	265,322,640	265,322,640	--	--
Information Technology	1,027,623,978	1,027,623,978	--	--
Materials	38,851,523	38,851,523	--	--
Real Estate	68,792,720	68,792,720	--	--
U.S. Government and Government Agency Obligations	996,135	--	996,135	--
Money Market Funds	180,656,738	180,656,738	--	--
Total Investments in Securities:	$2,905,775,730	$2,904,779,595	$996,135	$--
Derivative Instruments:
Assets
Futures Contracts	$3,173,581	$3,173,581	$--	$--
Total Assets	$3,173,581	$3,173,581	$--	$--
Total Derivative Instruments:	$3,173,581	$3,173,581	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,173,581	$0
Total Equity Risk	3,173,581	0
Total Value of Derivatives	$3,173,581	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $112,857,513) — See accompanying schedule: Unaffiliated issuers (cost $2,241,531,518)	$2,725,118,992
Fidelity Central Funds (cost $180,660,289)	180,656,738
Total Investment in Securities (cost $2,422,191,807)		$2,905,775,730
Segregated cash with brokers for derivative instruments		2,183,259
Cash		28,137
Receivable for fund shares sold		4,324,254
Dividends receivable		1,189,894
Distributions receivable from Fidelity Central Funds		93,510
Total assets		2,913,594,784
Liabilities
Payable for investments purchased	$131,276
Payable for fund shares redeemed	1,127,057
Accrued management fee	78,772
Payable for daily variation margin on futures contracts	178,072
Collateral on securities loaned	116,271,306
Total liabilities		117,786,483
Net Assets		$2,795,808,301
Net Assets consist of:
Paid in capital		$2,304,153,594
Total accumulated earnings (loss)		491,654,707
Net Assets		$2,795,808,301
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($2,795,808,301 ÷ 170,476,052 shares)		$16.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$15,429,237
Interest		6,950
Income from Fidelity Central Funds (including $53,397 from security lending)		238,790
Total income		15,674,977
Expenses
Management fee	$430,163
Independent trustees' fees and expenses	4,637
Commitment fees	2,883
Total expenses before reductions	437,683
Expense reductions	(44)
Total expenses after reductions		437,639
Net investment income (loss)		15,237,338
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,140,447)
Fidelity Central Funds	(995)
Futures contracts	250,640
Total net realized gain (loss)		(1,890,802)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	100,499,964
Fidelity Central Funds	(3,551)
Futures contracts	2,828,036
Total change in net unrealized appreciation (depreciation)		103,324,449
Net gain (loss)		101,433,647
Net increase (decrease) in net assets resulting from operations		$116,670,985

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,237,338	$18,913,951
Net realized gain (loss)	(1,890,802)	(1,590,088)
Change in net unrealized appreciation (depreciation)	103,324,449	249,457,926
Net increase (decrease) in net assets resulting from operations	116,670,985	266,781,789
Distributions to shareholders	(7,655,659)	(18,453,303)
Share transactions - net increase (decrease)	446,034,198	1,035,948,778
Total increase (decrease) in net assets	555,049,524	1,284,277,264
Net Assets
Beginning of period	2,240,758,777	956,481,513
End of period	$2,795,808,301	$2,240,758,777

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$15.75	$13.62	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.19	.18	.13
Net realized and unrealized gain (loss)	.60	2.13	2.00	1.50
Total from investment operations	.70	2.32	2.18	1.63
Distributions from net investment income	(.05)	(.15)	(.13)	(.03)
Distributions from net realized gain	–	(.04)	(.03)	–
Total distributions	(.05)	(.19)	(.16)	(.03)
Net asset value, end of period	$16.40	$15.75	$13.62	$11.60
Total ReturnC,D	4.48%	17.34%	18.89%	16.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.04%	.04%	.05%G
Expenses net of fee waivers, if any	.04%G	.04%	.04%	.05%G
Expenses net of all reductions	.04%G	.04%	.04%	.05%G
Net investment income (loss)	1.25%G	1.30%	1.33%	1.40%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,795,808	$2,240,759	$141,224	$758
Portfolio turnover rateH	29%G	14%	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 9, 2018, the Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity Large Cap Growth Index Fund (formerly Institutional Premium Class). All prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period May 1, 2018 through November 9, 2018.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$533,130,442
Gross unrealized depreciation	(55,428,970)
Net unrealized appreciation (depreciation)	$477,701,472
Tax cost	$2,431,247,839

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $765,165,699 and $359,312,527, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. During July 2019, the Board approved to change the management fee structure from a flat fee to a unitary fee effective August 1, 2019, which eliminated the need for a separate expense contract. There is no change to the total expenses paid by the shareholders.

Prior to August 1, 2019, under the expense contract, the investment adviser paid expenses as necessary so that the total expenses did not exceed .035% of average net assets on an annual basis with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,883 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $4,394. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $35 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $44.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2019	Year ended April 30, 2019
Distributions to shareholders
Investor Class	$–	$61,037
Premium Class	–	2,682,926
Institutional Class	–	831,828
Fidelity Large Cap Growth Index Fund	7,655,659	14,877,512
Total	$7,655,659	$18,453,303

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2019	Year ended April 30, 2019	Six months ended October 31, 2019	Year ended April 30, 2019
Investor Class
Shares sold	–	956,645	$–	$14,205,933
Reinvestment of distributions	–	3,859	–	56,343
Shares redeemed	–	(2,380,735)	–	(34,606,130)
Net increase (decrease)	–	(1,420,231)	$–	$(20,343,854)
Premium Class
Shares sold	–	11,355,225	$–	$167,740,807
Reinvestment of distributions	–	167,590	–	2,446,815
Shares redeemed	–	(56,084,913)	–	(817,705,407)
Net increase (decrease)	–	(44,562,098)	$–	$(647,517,785)
Institutional Class
Shares sold	–	8,415,932	$–	$123,853,329
Reinvestment of distributions	–	37,653	–	549,727
Shares redeemed	–	(22,320,265)	–	(325,793,352)
Net increase (decrease)	–	(13,866,680)	$–	$(201,390,296)
Fidelity Large Cap Growth Index Fund
Shares sold	42,536,184	149,051,711	$672,498,760	$2,153,168,687
Reinvestment of distributions	435,567	1,059,885	6,685,952	13,275,800
Shares redeemed	(14,724,794)	(18,249,341)	(233,150,514)	(261,243,774)
Net increase (decrease)	28,246,957	131,862,255	$446,034,198	$1,905,200,713

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Fidelity Large Cap Growth Index Fund	.04%
Actual		$1,000.00	$1,044.80	$.21
Hypothetical-C		$1,000.00	$1,024.94	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

July 2019 Contract Approval.  At its July 2019 meeting, the Board voted to approve an amended and restated management contract to implement a comprehensive unitary fee for the fund (New Contract). In reaching its conclusion to approve the New Contract, the Board considered that it had received and reviewed certain information and made certain findings in connection with the annual renewal of the Advisory Contracts at its September 2018 meeting and considered how, if at all, the approval of the New Contract would change its prior conclusions. The Board considered that the New Contract would implement a comprehensive unitary fee set at the fund's current management fee and expense contract levels and payable to FMR for managing the fund and paying all of the fund's operating expenses, subject to certain exceptions. The Board also noted that the New Contract would not change the investment processes, the level or nature of services provided, the resources and personnel allocated, or trading and compliance operations. Based on its evaluation, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure in the New Contract is fair and reasonable, and that the New Contract should be approved.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreement with Geode (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Large Cap Growth Index Fund

The Board considered that effective August 1, 2017, the fund's management fee rate was reduced from 0.05% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rate for 2017, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate, which covers expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2018.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

LC1-I-SANN-1219
1.9879606.103

Fidelity® Large Cap Value Index Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
Berkshire Hathaway, Inc. Class B	3.0
JPMorgan Chase & Co.	2.9
Johnson & Johnson	2.2
Procter & Gamble Co.	2.1
Exxon Mobil Corp.	2.1
AT&T, Inc.	2.0
Bank of America Corp.	1.9
Intel Corp.	1.8
Verizon Communications, Inc.	1.8
The Walt Disney Co.	1.7
21.5

Top Market Sectors as of October 31, 2019

% of fund's net assets
Financials	23.7
Health Care	12.6
Industrials	9.6
Consumer Staples	9.0
Communication Services	8.2
Energy	8.0
Utilities	6.8
Information Technology	6.1
Consumer Discretionary	6.0
Real Estate	5.5

Asset Allocation (% of fund's net assets)

As of October 31, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.1%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	1,381,081	$53,157,808
CenturyLink, Inc. (a)	205,842	2,663,595
GCI Liberty, Inc. (b)	18,555	1,298,479
Verizon Communications, Inc.	782,874	47,340,391
		104,460,273
Entertainment - 2.2%
Activision Blizzard, Inc.	135,600	7,597,668
Cinemark Holdings, Inc. (a)	20,250	741,150
Electronic Arts, Inc. (b)	5,332	514,005
Lions Gate Entertainment Corp.:
Class A (a)	10,762	85,988
Class B	19,982	149,665
Take-Two Interactive Software, Inc. (b)	11,356	1,366,695
The Madison Square Garden Co. (b)	3,181	849,073
The Walt Disney Co.	330,291	42,911,407
Viacom, Inc.:
Class A	2,221	53,060
Class B (non-vtg.)	66,382	1,431,196
Zynga, Inc. (b)	124,808	770,065
		56,469,972
Interactive Media & Services - 0.1%
IAC/InterActiveCorp (b)	5,863	1,332,367
TripAdvisor, Inc. (b)	2,071	83,668
Zillow Group, Inc.:
Class A (a)(b)	11,420	369,894
Class C (a)(b)	22,505	732,988
		2,518,917
Media - 1.8%
CBS Corp. Class B	6,157	221,898
Charter Communications, Inc. Class A (a)(b)	12,442	5,821,114
Comcast Corp. Class A	451,660	20,243,401
Discovery Communications, Inc.:
Class A (a)(b)	30,201	814,068
Class C (non-vtg.) (b)	65,201	1,645,673
DISH Network Corp. Class A (b)	44,108	1,516,433
Fox Corp.:
Class A	58,613	1,877,961
Class B	29,043	907,303
Interpublic Group of Companies, Inc.	65,915	1,433,651
John Wiley & Sons, Inc. Class A	8,171	376,438
Liberty Broadband Corp.:
Class A (b)	4,600	542,754
Class C (b)	19,922	2,352,191
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	35,229	1,497,233
Liberty Media Class A (b)	6,753	273,024
Liberty SiriusXM Series A (b)	14,992	673,291
Liberty SiriusXM Series C (b)	30,147	1,362,343
News Corp.:
Class A	70,038	960,221
Class B	25,359	358,069
Nexstar Broadcasting Group, Inc. Class A	1,884	183,294
Omnicom Group, Inc.	19,026	1,468,617
Sinclair Broadcast Group, Inc. Class A	596	23,745
The New York Times Co. Class A	24,820	766,938
		45,319,660
Wireless Telecommunication Services - 0.1%
Sprint Corp. (b)	107,307	666,376
T-Mobile U.S., Inc. (b)	28,268	2,336,633
Telephone & Data Systems, Inc.	18,876	492,475
U.S. Cellular Corp. (b)	2,973	110,655
		3,606,139

TOTAL COMMUNICATION SERVICES		212,374,961

CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.4%
Aptiv PLC	45,391	4,064,764
BorgWarner, Inc.	38,958	1,623,769
Gentex Corp.	48,362	1,356,554
Lear Corp.	11,534	1,358,359
The Goodyear Tire & Rubber Co.	43,952	697,518
		9,100,964
Automobiles - 0.6%
Ford Motor Co.	738,958	6,347,649
General Motors Co.	234,687	8,720,969
Harley-Davidson, Inc. (a)	29,426	1,144,966
Thor Industries, Inc. (a)	9,967	630,512
		16,844,096
Distributors - 0.2%
Genuine Parts Co.	26,531	2,721,550
LKQ Corp. (b)	49,679	1,688,589
		4,410,139
Diversified Consumer Services - 0.2%
Frontdoor, Inc. (b)	16,061	774,622
Graham Holdings Co.	792	498,691
Grand Canyon Education, Inc. (b)	8,134	748,003
H&R Block, Inc.	32,743	818,248
Service Corp. International	21,460	976,001
ServiceMaster Global Holdings, Inc. (b)	21,738	877,780
		4,693,345
Hotels, Restaurants & Leisure - 1.8%
ARAMARK Holdings Corp.	46,188	2,021,187
Caesars Entertainment Corp. (b)	107,393	1,318,786
Carnival Corp.	75,108	3,221,382
Choice Hotels International, Inc. (a)	3,587	317,378
Dunkin' Brands Group, Inc.	1,077	84,674
Extended Stay America, Inc. unit	35,122	499,084
Hilton Grand Vacations, Inc. (b)	14,015	486,741
Hyatt Hotels Corp. Class A	6,980	521,685
International Game Technology PLC	18,551	245,615
Las Vegas Sands Corp.	33,560	2,075,350
McDonald's Corp.	121,785	23,955,110
MGM Mirage, Inc.	87,428	2,491,698
Norwegian Cruise Line Holdings Ltd. (b)	32,234	1,636,198
Royal Caribbean Cruises Ltd.	32,395	3,525,548
Six Flags Entertainment Corp.	13,582	573,025
Vail Resorts, Inc.	802	186,361
Wyndham Destinations, Inc.	17,204	798,438
Wyndham Hotels & Resorts, Inc.	12,654	682,936
Wynn Resorts Ltd.	3,181	385,983
Yum China Holdings, Inc.	13,148	558,790
Yum! Brands, Inc.	6,450	656,030
		46,241,999
Household Durables - 0.6%
D.R. Horton, Inc.	64,125	3,358,226
Garmin Ltd.	27,448	2,573,250
Leggett & Platt, Inc. (a)	24,663	1,265,212
Lennar Corp.:
Class A	31,241	1,861,964
Class B	1,636	76,925
Mohawk Industries, Inc. (b)	11,244	1,612,165
Newell Brands, Inc.	71,617	1,358,574
PulteGroup, Inc.	48,217	1,892,035
Toll Brothers, Inc.	25,059	996,596
Whirlpool Corp.	11,701	1,779,956
		16,774,903
Internet & Direct Marketing Retail - 0.0%
Expedia, Inc.	3,442	470,384
Liberty Interactive Corp. QVC Group Series A (b)	72,665	693,224
		1,163,608
Leisure Products - 0.1%
Brunswick Corp.	16,074	936,150
Mattel, Inc. (a)(b)	20,091	239,887
Polaris, Inc.	1,144	112,856
		1,288,893
Multiline Retail - 0.6%
Dollar General Corp.	2,927	469,315
Dollar Tree, Inc. (b)	20,395	2,251,608
Kohl's Corp.	30,638	1,570,504
Macy's, Inc. (a)	58,448	886,072
Target Corp.	89,274	9,544,283
		14,721,782
Specialty Retail - 1.3%
Advance Auto Parts, Inc.	9,853	1,600,915
AutoNation, Inc. (a)(b)	10,137	515,466
Best Buy Co., Inc.	34,460	2,475,262
CarMax, Inc. (a)(b)	16,486	1,536,001
Dick's Sporting Goods, Inc. (a)	12,441	484,328
Foot Locker, Inc.	20,650	898,482
Gap, Inc.	41,167	669,375
L Brands, Inc.	36,066	614,565
Penske Automotive Group, Inc. (a)	6,365	310,103
The Home Depot, Inc.	89,659	21,032,208
Tiffany & Co., Inc. (a)	22,801	2,838,953
Urban Outfitters, Inc. (a)(b)	13,008	373,330
Williams-Sonoma, Inc. (a)	12,052	804,953
		34,153,941
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. (b)	15,824	491,652
Carter's, Inc. (a)	4,582	459,300
Columbia Sportswear Co.	1,884	170,408
Hanesbrands, Inc. (a)	14,955	227,466
PVH Corp.	14,058	1,225,295
Ralph Lauren Corp.	9,659	927,844
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	15,923	595,043
Tapestry, Inc.	54,200	1,401,612
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	11,625	240,056
Class C (non-vtg.) (b)	13,174	243,719
		5,982,395

TOTAL CONSUMER DISCRETIONARY		155,376,065

CONSUMER STAPLES - 9.0%
Beverages - 1.0%
Brown-Forman Corp.:
Class A	543	33,747
Class B (non-vtg.)	2,225	145,782
Constellation Brands, Inc. Class A (sub. vtg.)	29,964	5,703,048
Keurig Dr. Pepper, Inc. (a)	38,346	1,079,823
Molson Coors Brewing Co. Class B	32,924	1,735,753
PepsiCo, Inc.	42,416	5,818,203
The Coca-Cola Co.	230,566	12,549,707
		27,066,063
Food & Staples Retailing - 1.8%
Casey's General Stores, Inc.	5,152	880,013
Grocery Outlet Holding Corp. (a)	4,949	157,873
Kroger Co.	150,109	3,698,686
Sprouts Farmers Market LLC (b)	11,898	230,940
U.S. Foods Holding Corp. (b)	41,073	1,629,366
Walgreens Boots Alliance, Inc.	144,110	7,894,346
Walmart, Inc.	265,663	31,151,643
		45,642,867
Food Products - 2.0%
Archer Daniels Midland Co.	105,278	4,425,887
Beyond Meat, Inc. (a)	2,490	210,281
Bunge Ltd.	25,909	1,399,086
Campbell Soup Co. (a)	13,557	627,825
Conagra Brands, Inc.	91,081	2,463,741
Flowers Foods, Inc.	36,853	800,447
General Mills, Inc.	113,303	5,762,591
Hormel Foods Corp. (a)	52,437	2,144,149
Ingredion, Inc.	12,621	997,059
Kellogg Co.	28,588	1,816,196
Lamb Weston Holdings, Inc.	20,487	1,598,805
McCormick & Co., Inc. (non-vtg.)	8,152	1,309,945
Mondelez International, Inc.	268,858	14,101,602
Pilgrim's Pride Corp. (b)	6,598	200,315
Post Holdings, Inc. (b)	6,714	690,871
Seaboard Corp.	49	206,735
The Hain Celestial Group, Inc. (a)(b)	17,284	408,594
The Hershey Co.	3,494	513,164
The J.M. Smucker Co.	20,733	2,191,063
The Kraft Heinz Co.	117,751	3,806,890
TreeHouse Foods, Inc. (a)(b)	8,661	467,867
Tyson Foods, Inc. Class A	54,357	4,500,216
		50,643,329
Household Products - 2.9%
Clorox Co.	4,412	651,608
Colgate-Palmolive Co.	158,975	10,905,685
Energizer Holdings, Inc. (a)	11,818	502,147
Kimberly-Clark Corp.	64,556	8,578,201
Procter & Gamble Co.	440,466	54,842,422
Spectrum Brands Holdings, Inc.	7,844	393,847
		75,873,910
Personal Products - 0.1%
Coty, Inc. Class A	54,604	638,321
Herbalife Nutrition Ltd. (b)	16,404	732,767
Nu Skin Enterprises, Inc. Class A	10,428	464,880
		1,835,968
Tobacco - 1.2%
Altria Group, Inc.	181,241	8,117,784
Philip Morris International, Inc.	293,991	23,942,627
		32,060,411

TOTAL CONSUMER STAPLES		233,122,548

ENERGY - 8.0%
Energy Equipment & Services - 0.7%
Apergy Corp. (b)	14,638	368,438
Baker Hughes, A GE Co. Class A	119,140	2,549,596
Halliburton Co.	164,577	3,168,107
Helmerich & Payne, Inc.	20,103	753,863
National Oilwell Varco, Inc.	72,727	1,645,085
Patterson-UTI Energy, Inc.	37,487	311,892
Schlumberger Ltd.	262,040	8,566,088
Transocean Ltd. (United States) (a)(b)	108,658	516,126
		17,879,195
Oil, Gas & Consumable Fuels - 7.3%
Antero Midstream GP LP (a)	42,613	274,428
Antero Resources Corp. (b)	49,660	124,150
Apache Corp.	70,787	1,533,246
Cabot Oil & Gas Corp.	29,116	542,722
Centennial Resource Development, Inc. Class A (b)	34,688	117,939
Cheniere Energy, Inc. (b)	18,677	1,149,569
Chesapeake Energy Corp. (a)(b)	243,717	326,581
Chevron Corp.	360,615	41,881,826
Cimarex Energy Co.	18,840	795,425
Concho Resources, Inc.	37,614	2,539,697
ConocoPhillips Co.	210,166	11,601,163
Continental Resources, Inc.	16,251	478,917
Devon Energy Corp.	75,885	1,538,948
Diamondback Energy, Inc.	24,595	2,109,267
EOG Resources, Inc.	109,646	7,599,564
EQT Corp.	48,370	519,494
Equitrans Midstream Corp. (a)	34,722	483,330
Exxon Mobil Corp.	800,731	54,105,394
Hess Corp.	50,801	3,340,166
HollyFrontier Corp.	28,697	1,576,613
Kinder Morgan, Inc.	369,118	7,374,978
Kosmos Energy Ltd. (a)	69,119	428,538
Marathon Oil Corp.	151,202	1,743,359
Marathon Petroleum Corp.	124,185	7,941,631
Murphy Oil Corp. (a)	29,157	601,509
Noble Energy, Inc.	89,700	1,727,622
Occidental Petroleum Corp.	169,162	6,851,061
ONEOK, Inc.	52,910	3,694,705
Parsley Energy, Inc. Class A	21,746	343,804
PBF Energy, Inc. Class A	22,580	728,882
Phillips 66 Co.	84,837	9,910,658
Pioneer Natural Resources Co.	18,141	2,231,706
Range Resources Corp. (a)	38,980	157,089
Targa Resources Corp.	43,319	1,684,243
The Williams Companies, Inc.	229,389	5,117,669
Valero Energy Corp.	78,785	7,640,569
WPX Energy, Inc. (b)	78,999	788,410
		191,604,872

TOTAL ENERGY		209,484,067

FINANCIALS - 23.7%
Banks - 11.0%
Associated Banc-Corp.	30,101	605,331
Bank of America Corp.	1,593,034	49,814,173
Bank of Hawaii Corp.	7,645	667,485
Bank OZK	22,969	644,510
BankUnited, Inc.	17,641	605,086
BB&T Corp.	144,521	7,666,839
BOK Financial Corp.	6,089	469,766
CIT Group, Inc.	16,442	705,197
Citigroup, Inc.	427,162	30,695,861
Citizens Financial Group, Inc.	84,361	2,966,133
Comerica, Inc.	26,499	1,733,565
Commerce Bancshares, Inc.	18,819	1,211,191
Cullen/Frost Bankers, Inc. (a)	10,641	958,541
East West Bancorp, Inc.	27,312	1,172,231
Fifth Third Bancorp	138,524	4,028,278
First Citizens Bancshares, Inc.	1,377	677,374
First Hawaiian, Inc.	25,060	684,890
First Horizon National Corp.	58,629	936,305
First Republic Bank	25,703	2,733,771
FNB Corp., Pennsylvania	60,896	734,406
Huntington Bancshares, Inc.	196,667	2,778,905
JPMorgan Chase & Co.	601,398	75,126,638
KeyCorp	189,367	3,402,925
M&T Bank Corp.	25,213	3,946,591
PacWest Bancorp	22,162	819,772
Peoples United Financial, Inc.	83,115	1,343,970
Pinnacle Financial Partners, Inc.	14,126	830,891
PNC Financial Services Group, Inc.	84,120	12,340,404
Popular, Inc.	17,922	976,032
Prosperity Bancshares, Inc. (a)	15,285	1,054,971
Regions Financial Corp.	188,134	3,028,957
Signature Bank	5,198	615,027
Sterling Bancorp	38,298	752,556
SunTrust Banks, Inc.	83,879	5,732,291
SVB Financial Group (b)	9,098	2,015,025
Synovus Financial Corp.	25,742	871,882
Tcf Financial Corp.	28,853	1,142,290
Texas Capital Bancshares, Inc. (b)	9,459	511,354
U.S. Bancorp	270,623	15,430,923
Umpqua Holdings Corp.	41,861	662,241
Webster Financial Corp.	17,130	755,433
Wells Fargo & Co.	751,035	38,775,937
Western Alliance Bancorp.	16,378	807,927
Wintrust Financial Corp.	10,630	678,407
Zions Bancorp NA	32,843	1,591,900
		285,704,182
Capital Markets - 3.7%
Affiliated Managers Group, Inc.	9,552	763,014
Ameriprise Financial, Inc.	21,298	3,213,655
Bank of New York Mellon Corp.	158,454	7,407,725
BGC Partners, Inc. Class A	55,300	287,560
BlackRock, Inc. Class A	22,401	10,342,542
Cboe Global Markets, Inc.	15,781	1,817,182
Charles Schwab Corp.	88,897	3,618,997
CME Group, Inc.	66,956	13,776,197
E*TRADE Financial Corp.	37,068	1,549,072
Eaton Vance Corp. (non-vtg.) (a)	20,978	956,597
Evercore, Inc. Class A	4,760	350,526
Franklin Resources, Inc.	53,197	1,465,577
Goldman Sachs Group, Inc.	61,181	13,054,802
Interactive Brokers Group, Inc.	10,219	485,913
Intercontinental Exchange, Inc.	63,335	5,973,757
Invesco Ltd.	74,531	1,253,611
Janus Henderson Group PLC (a)	30,158	697,555
Lazard Ltd. Class A	12,269	458,002
Legg Mason, Inc.	16,106	600,110
Morgan Stanley	224,796	10,351,856
Northern Trust Corp.	37,313	3,719,360
Raymond James Financial, Inc.	17,982	1,501,317
SEI Investments Co.	12,690	760,385
State Street Corp.	70,402	4,651,460
T. Rowe Price Group, Inc.	31,052	3,595,822
TD Ameritrade Holding Corp.	6,707	257,415
The NASDAQ OMX Group, Inc.	21,881	2,183,067
Virtu Financial, Inc. Class A (a)	5,598	94,942
		95,188,018
Consumer Finance - 1.0%
Ally Financial, Inc.	73,778	2,259,820
American Express Co.	57,150	6,702,552
Capital One Financial Corp.	88,294	8,233,416
Credit Acceptance Corp. (b)	248	108,577
Discover Financial Services	39,030	3,132,548
Navient Corp.	38,166	525,546
OneMain Holdings, Inc.	12,280	491,200
Santander Consumer U.S.A. Holdings, Inc.	19,811	496,860
SLM Corp.	80,558	679,910
Synchrony Financial	91,137	3,223,516
		25,853,945
Diversified Financial Services - 3.2%
AXA Equitable Holdings, Inc. (a)	55,370	1,195,992
Berkshire Hathaway, Inc. Class B (b)	370,037	78,662,447
Jefferies Financial Group, Inc.	49,862	930,924
Voya Financial, Inc.	24,552	1,324,826
		82,114,189
Insurance - 4.4%
AFLAC, Inc.	139,408	7,410,929
Alleghany Corp. (b)	2,368	1,842,991
Allstate Corp.	62,157	6,614,748
American Financial Group, Inc.	13,924	1,448,653
American International Group, Inc.	164,591	8,716,739
American National Insurance Co.	1,365	163,773
Arch Capital Group Ltd. (b)	62,528	2,611,169
Arthur J. Gallagher & Co.	27,360	2,495,779
Assurant, Inc.	11,563	1,457,747
Assured Guaranty Ltd.	18,269	857,181
Athene Holding Ltd. (b)	16,658	722,124
Axis Capital Holdings Ltd.	14,020	833,209
Brighthouse Financial, Inc. (b)	21,164	799,153
Brown & Brown, Inc.	41,914	1,579,320
Chubb Ltd.	86,088	13,121,533
Cincinnati Financial Corp.	28,710	3,250,259
CNA Financial Corp.	5,330	238,997
Erie Indemnity Co. Class A (a)	1,562	287,830
Everest Re Group Ltd.	5,269	1,354,607
First American Financial Corp.	20,583	1,271,618
FNF Group	49,879	2,286,453
Globe Life, Inc.	20,462	1,991,566
Hanover Insurance Group, Inc.	7,455	981,898
Hartford Financial Services Group, Inc.	68,041	3,883,780
Kemper Corp.	9,674	695,367
Lincoln National Corp.	37,664	2,127,263
Loews Corp.	49,614	2,431,086
Markel Corp. (b)	2,346	2,747,166
Marsh & McLennan Companies, Inc.	11,698	1,212,147
Mercury General Corp.	5,109	245,539
MetLife, Inc.	149,811	7,009,657
Old Republic International Corp.	53,131	1,186,947
Primerica, Inc.	2,158	272,296
Principal Financial Group, Inc.	52,084	2,780,244
Progressive Corp.	74,235	5,174,180
Prudential Financial, Inc.	76,703	6,990,711
Reinsurance Group of America, Inc.	11,806	1,918,121
RenaissanceRe Holdings Ltd.	5,105	955,554
The Travelers Companies, Inc.	41,475	5,435,714
Unum Group	39,396	1,084,966
W.R. Berkley Corp.	27,172	1,899,323
White Mountains Insurance Group Ltd.	579	620,109
Willis Group Holdings PLC	24,351	4,551,202
		115,559,648
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	103,382	1,762,663
Annaly Capital Management, Inc.	274,348	2,463,645
Chimera Investment Corp.	35,045	710,012
MFA Financial, Inc.	85,099	645,901
New Residential Investment Corp.	78,323	1,240,636
Starwood Property Trust, Inc.	51,578	1,268,819
Two Harbors Investment Corp.	51,369	712,488
		8,804,164
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	66,855	916,582
New York Community Bancorp, Inc.	85,676	998,125
TFS Financial Corp.	9,319	179,484
		2,094,191

TOTAL FINANCIALS		615,318,337

HEALTH CARE - 12.6%
Biotechnology - 1.2%
Agios Pharmaceuticals, Inc. (a)(b)	8,693	261,485
Alexion Pharmaceuticals, Inc. (b)	9,872	1,040,509
Alkermes PLC (b)	29,497	576,076
Alnylam Pharmaceuticals, Inc. (b)	3,233	280,430
Amgen, Inc.	9,099	1,940,362
Biogen, Inc. (b)	22,866	6,830,303
bluebird bio, Inc. (a)(b)	10,407	842,967
Exelixis, Inc. (b)	33,148	512,137
Gilead Sciences, Inc.	206,539	13,158,600
Moderna, Inc.	3,672	61,506
Regeneron Pharmaceuticals, Inc. (b)	12,259	3,754,687
United Therapeutics Corp. (b)	8,103	727,974
		29,987,036
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	184,711	15,443,687
Baxter International, Inc.	48,392	3,711,666
Becton, Dickinson & Co.	46,336	11,862,016
Cantel Medical Corp. (a)	2,993	218,160
Danaher Corp.	114,018	15,713,961
Dentsply Sirona, Inc.	42,169	2,310,018
Hill-Rom Holdings, Inc.	6,077	636,201
Hologic, Inc. (b)	9,953	480,829
ICU Medical, Inc. (b)	2,494	403,055
Integra LifeSciences Holdings Corp. (b)	13,392	777,540
Medtronic PLC	253,858	27,645,136
STERIS PLC	14,908	2,110,526
The Cooper Companies, Inc.	7,950	2,313,450
West Pharmaceutical Services, Inc.	3,365	484,022
Zimmer Biomet Holdings, Inc.	38,737	5,354,616
		89,464,883
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)(b)	16,267	487,847
Anthem, Inc.	34,460	9,272,497
Cardinal Health, Inc.	56,304	2,784,233
Centene Corp. (b)	12,728	675,602
Cigna Corp.	48,887	8,724,374
Covetrus, Inc. (b)	18,209	180,542
CVS Health Corp.	245,542	16,301,533
DaVita HealthCare Partners, Inc. (b)	23,120	1,354,832
Encompass Health Corp.	9,111	583,286
HCA Holdings, Inc.	20,500	2,737,570
Henry Schein, Inc. (a)(b)	24,502	1,533,458
Humana, Inc.	14,556	4,282,375
Laboratory Corp. of America Holdings (b)	17,409	2,868,481
McKesson Corp.	31,093	4,135,369
MEDNAX, Inc. (b)	15,506	340,512
Molina Healthcare, Inc. (b)	2,583	303,864
Premier, Inc. (a)(b)	9,831	320,294
Quest Diagnostics, Inc.	25,340	2,565,675
Universal Health Services, Inc. Class B	14,984	2,059,701
Wellcare Health Plans, Inc. (b)	878	260,415
		61,772,460
Health Care Technology - 0.0%
Change Healthcare, Inc. (a)	4,264	56,370
Life Sciences Tools & Services - 0.7%
Adaptive Biotechnologies Corp.	867	22,598
Agilent Technologies, Inc.	53,018	4,016,114
Avantor, Inc.	12,471	177,213
Bio-Rad Laboratories, Inc. Class A (b)	3,996	1,325,154
IQVIA Holdings, Inc. (b)	19,464	2,810,991
PerkinElmer, Inc.	16,237	1,395,733
QIAGEN NV (b)	41,773	1,245,253
Thermo Fisher Scientific, Inc.	24,055	7,264,129
		18,257,185
Pharmaceuticals - 4.9%
Allergan PLC	62,030	10,924,103
Bristol-Myers Squibb Co.	182,567	10,473,869
Catalent, Inc. (b)	27,330	1,329,605
Elanco Animal Health, Inc. (b)	70,672	1,909,557
Horizon Pharma PLC (b)	30,704	887,653
Jazz Pharmaceuticals PLC (b)	1,201	150,882
Johnson & Johnson	426,643	56,333,942
Merck & Co., Inc.	25,334	2,195,444
Mylan NV (b)	97,350	1,864,253
Nektar Therapeutics (a)(b)	26,617	455,816
Perrigo Co. PLC	23,804	1,262,088
Pfizer, Inc.	1,052,446	40,382,353
		128,169,565

TOTAL HEALTH CARE		327,707,499

INDUSTRIALS - 9.6%
Aerospace & Defense - 1.8%
Arconic, Inc.	73,908	2,030,253
BWX Technologies, Inc.	4,653	270,339
Curtiss-Wright Corp.	8,025	1,085,381
General Dynamics Corp.	44,940	7,945,392
Harris Corp.	20,723	4,275,362
Hexcel Corp.	1,104	82,380
Huntington Ingalls Industries, Inc.	1,579	356,317
Raytheon Co.	20,084	4,262,026
Spirit AeroSystems Holdings, Inc. Class A	1,961	160,449
Teledyne Technologies, Inc. (b)	6,768	2,230,733
Textron, Inc.	43,360	1,998,462
TransDigm Group, Inc.	1,750	920,990
United Technologies Corp.	153,439	22,030,772
		47,648,856
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc. (a)	5,918	447,638
Expeditors International of Washington, Inc.	9,250	674,695
FedEx Corp.	45,611	6,962,975
XPO Logistics, Inc. (b)	7,232	552,525
		8,637,833
Airlines - 0.6%
Alaska Air Group, Inc.	12,371	858,919
American Airlines Group, Inc.	67,760	2,036,866
Copa Holdings SA Class A	5,931	603,420
Delta Air Lines, Inc.	88,005	4,847,315
JetBlue Airways Corp. (b)	51,003	984,358
Southwest Airlines Co.	37,007	2,077,203
United Continental Holdings, Inc. (b)	34,660	3,148,514
		14,556,595
Building Products - 0.5%
A.O. Smith Corp.	21,473	1,066,779
Allegion PLC	4,367	506,747
Fortune Brands Home & Security, Inc.	17,877	1,073,514
Johnson Controls International PLC	150,333	6,513,929
Lennox International, Inc.	603	149,158
Masco Corp.	54,538	2,522,383
Owens Corning	20,299	1,243,923
Resideo Technologies, Inc. (b)	22,947	218,685
		13,295,118
Commercial Services & Supplies - 0.3%
ADT, Inc. (a)	21,665	167,687
Clean Harbors, Inc. (b)	9,766	805,304
IAA Spinco, Inc. (b)	2,335	89,080
KAR Auction Services, Inc. (a)	2,533	62,970
Republic Services, Inc.	37,631	3,293,089
Stericycle, Inc. (a)(b)	16,898	973,325
Waste Management, Inc.	17,423	1,955,035
		7,346,490
Construction & Engineering - 0.2%
AECOM (b)	29,458	1,178,615
Fluor Corp.	26,438	425,916
Jacobs Engineering Group, Inc.	24,915	2,331,546
Quanta Services, Inc.	20,648	868,248
Valmont Industries, Inc.	3,966	544,096
		5,348,421
Electrical Equipment - 0.7%
Acuity Brands, Inc.	5,488	684,848
AMETEK, Inc.	8,811	807,528
Eaton Corp. PLC	79,829	6,953,904
Emerson Electric Co.	105,667	7,412,540
GrafTech International Ltd. (a)	11,779	142,290
Hubbell, Inc. Class B	4,560	646,152
nVent Electric PLC	28,773	663,505
Regal Beloit Corp.	7,862	582,181
Sensata Technologies, Inc. PLC (b)	17,423	891,883
		18,784,831
Industrial Conglomerates - 1.5%
3M Co.	24,843	4,098,847
Carlisle Companies, Inc.	1,396	212,569
General Electric Co.	1,636,795	16,335,214
Honeywell International, Inc.	69,644	12,029,608
Roper Technologies, Inc.	16,342	5,506,600
		38,182,838
Machinery - 2.3%
AGCO Corp.	12,004	920,587
Caterpillar, Inc.	95,138	13,110,016
Colfax Corp. (b)	17,482	587,395
Crane Co.	9,441	722,425
Cummins, Inc.	29,055	5,011,406
Deere & Co.	53,546	9,324,500
Dover Corp.	15,339	1,593,569
Flowserve Corp.	19,397	947,349
Fortive Corp.	43,252	2,984,388
Gardner Denver Holdings, Inc. (a)(b)	24,975	794,954
Gates Industrial Corp. PLC (a)(b)	8,914	89,140
IDEX Corp.	7,118	1,107,063
Ingersoll-Rand PLC	2,695	341,969
ITT, Inc.	16,563	984,670
Lincoln Electric Holdings, Inc. (a)	664	59,474
Nordson Corp.	974	152,733
Oshkosh Corp.	12,860	1,097,987
PACCAR, Inc.	64,073	4,873,392
Parker Hannifin Corp.	24,153	4,431,834
Pentair PLC	31,594	1,310,203
Snap-On, Inc.	10,381	1,688,677
Stanley Black & Decker, Inc.	28,588	4,326,222
Timken Co.	12,716	623,084
Trinity Industries, Inc. (a)	19,923	394,077
WABCO Holdings, Inc. (b)	1,608	216,469
Westinghouse Air Brake Co. (a)	24,415	1,693,669
Woodward, Inc.	1,850	197,321
		59,584,573
Marine - 0.1%
Kirby Corp. (b)	11,227	888,729
Professional Services - 0.2%
Equifax, Inc.	3,473	474,794
IHS Markit Ltd. (b)	27,767	1,944,245
Manpower, Inc.	11,189	1,017,304
Nielsen Holdings PLC	58,812	1,185,650
		4,621,993
Road & Rail - 0.9%
AMERCO	1,676	678,847
CSX Corp.	92,098	6,471,726
Genesee & Wyoming, Inc. Class A (b)	8,709	966,960
J.B. Hunt Transport Services, Inc.	11,120	1,307,267
Kansas City Southern	18,932	2,665,247
Knight-Swift Transportation Holdings, Inc. Class A (a)	23,267	848,315
Landstar System, Inc. (a)	747	84,523
Lyft, Inc. (a)	5,760	238,694
Norfolk Southern Corp.	43,513	7,919,366
Old Dominion Freight Lines, Inc.	7,066	1,286,577
Ryder System, Inc.	9,704	471,906
Schneider National, Inc. Class B	10,553	241,347
Uber Technologies, Inc. (a)	30,890	973,035
		24,153,810
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	18,253	802,767
Fastenal Co.	10,401	373,812
HD Supply Holdings, Inc. (b)	32,141	1,270,855
MSC Industrial Direct Co., Inc. Class A	8,204	600,615
United Rentals, Inc. (b)	4,247	567,272
Univar, Inc. (b)	29,548	634,100
Watsco, Inc.	6,121	1,079,132
WESCO International, Inc. (a)(b)	8,063	404,359
		5,732,912
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	13,919	600,466

TOTAL INDUSTRIALS		249,383,465

INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.2%
Ciena Corp. (b)	29,273	1,086,614
CommScope Holding Co., Inc. (a)(b)	35,678	399,594
EchoStar Holding Corp. Class A (b)	8,972	349,908
F5 Networks, Inc. (b)	881	126,934
Juniper Networks, Inc.	64,397	1,598,334
Motorola Solutions, Inc.	8,099	1,347,026
ViaSat, Inc. (b)	10,680	735,211
		5,643,621
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (b)	15,568	1,234,231
Avnet, Inc.	19,228	760,660
Coherent, Inc. (b)	4,558	678,777
Corning, Inc.	99,684	2,953,637
Dolby Laboratories, Inc. Class A	10,275	660,991
FLIR Systems, Inc.	23,369	1,204,906
IPG Photonics Corp. (b)	6,250	839,250
Jabil, Inc.	22,127	814,716
Littelfuse, Inc.	4,528	794,981
National Instruments Corp.	23,198	960,165
SYNNEX Corp.	7,782	916,253
Trimble, Inc. (b)	39,237	1,563,202
		13,381,769
IT Services - 1.2%
Akamai Technologies, Inc. (b)	2,588	223,862
Alliance Data Systems Corp.	6,835	683,500
Amdocs Ltd.	25,549	1,665,795
CACI International, Inc. Class A (b)	4,615	1,032,606
Cognizant Technology Solutions Corp. Class A	95,973	5,848,595
CoreLogic, Inc. (b)	14,317	579,695
DXC Technology Co.	49,381	1,366,372
Fidelity National Information Services, Inc.	44,798	5,902,584
IBM Corp.	66,290	8,864,962
Jack Henry & Associates, Inc.	1,695	239,944
Leidos Holdings, Inc.	25,701	2,216,197
Sabre Corp.	42,899	1,007,269
The Western Union Co.	62,325	1,561,865
VeriSign, Inc. (b)	6,176	1,173,564
		32,366,810
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	60,111	6,409,636
Applied Materials, Inc.	82,041	4,451,545
Cree, Inc. (b)	18,343	875,511
Cypress Semiconductor Corp.	69,750	1,623,083
First Solar, Inc. (b)	15,530	804,299
Intel Corp.	838,660	47,409,450
Lam Research Corp.	3,339	905,003
Marvell Technology Group Ltd. (a)	123,681	3,016,580
Maxim Integrated Products, Inc.	32,007	1,877,531
Microchip Technology, Inc. (a)	31,539	2,973,812
Micron Technology, Inc. (b)	209,175	9,946,271
MKS Instruments, Inc.	10,167	1,100,273
ON Semiconductor Corp. (b)	77,185	1,574,574
Qorvo, Inc. (b)	22,264	1,800,267
Skyworks Solutions, Inc.	30,919	2,815,484
		87,583,319
Software - 0.3%
2U, Inc. (a)(b)	6,696	120,026
Autodesk, Inc. (b)	9,483	1,397,415
Cerence, Inc. (b)	6,587	102,099
Ceridian HCM Holding, Inc. (a)(b)	2,956	142,627
Citrix Systems, Inc.	2,566	279,335
Dynatrace, Inc. (a)	1,170	23,669
LogMeIn, Inc.	9,194	603,862
Medallia, Inc. (a)	648	18,844
Nuance Communications, Inc. (b)	53,710	876,547
SolarWinds, Inc. (a)(b)	6,249	118,419
SS&C Technologies Holdings, Inc.	3,967	206,324
Symantec Corp.	109,384	2,502,706
		6,391,873
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies, Inc. (b)	7,949	420,423
Hewlett Packard Enterprise Co.	253,162	4,154,388
HP, Inc.	270,102	4,691,672
Western Digital Corp.	55,369	2,859,809
Xerox Holdings Corp.	34,735	1,178,559
		13,304,851

TOTAL INFORMATION TECHNOLOGY		158,672,243

MATERIALS - 4.2%
Chemicals - 3.0%
Air Products & Chemicals, Inc.	35,679	7,608,904
Albemarle Corp. U.S. (a)	19,857	1,206,114
Ashland Global Holdings, Inc.	11,389	881,167
Axalta Coating Systems Ltd. (b)	26,853	791,895
Cabot Corp.	10,777	469,769
Celanese Corp. Class A	23,272	2,819,403
CF Industries Holdings, Inc.	37,155	1,684,979
Corteva, Inc.	141,735	3,738,969
Dow, Inc.	141,514	7,145,042
DowDuPont, Inc.	141,768	9,343,929
Eastman Chemical Co.	25,784	1,960,615
Element Solutions, Inc. (b)	26,108	283,533
FMC Corp.	24,833	2,272,220
Huntsman Corp.	41,500	918,395
International Flavors & Fragrances, Inc. (a)	20,149	2,458,379
Linde PLC	102,642	20,359,041
LyondellBasell Industries NV Class A	50,261	4,508,412
NewMarket Corp.	122	59,230
Olin Corp. (a)	31,156	571,401
PPG Industries, Inc.	30,086	3,764,360
RPM International, Inc.	20,003	1,448,817
The Chemours Co. LLC (a)	30,732	504,312
The Mosaic Co.	66,466	1,321,344
Valvoline, Inc.	35,621	760,152
Westlake Chemical Corp.	6,746	426,280
		77,306,662
Construction Materials - 0.1%
Eagle Materials, Inc.	1,384	126,415
Martin Marietta Materials, Inc.	8,172	2,140,329
Vulcan Materials Co.	2,031	290,169
		2,556,913
Containers & Packaging - 0.5%
Aptargroup, Inc.	7,229	854,106
Ardagh Group SA	3,946	73,672
Avery Dennison Corp.	1,067	136,427
Berry Global Group, Inc. (b)	15,399	639,212
Crown Holdings, Inc. (b)	10,380	756,079
Graphic Packaging Holding Co.	55,294	865,904
International Paper Co.	74,233	3,242,497
Owens-Illinois, Inc.	29,523	250,946
Packaging Corp. of America	17,682	1,935,472
Sealed Air Corp.	27,185	1,135,517
Silgan Holdings, Inc.	14,786	454,965
Sonoco Products Co.	18,707	1,079,394
WestRock Co.	47,866	1,788,752
		13,212,943
Metals & Mining - 0.6%
Alcoa Corp. (b)	35,223	732,286
Freeport-McMoRan, Inc.	273,754	2,688,264
Newmont Goldcorp Corp.	154,488	6,137,808
Nucor Corp.	57,461	3,094,275
Reliance Steel & Aluminum Co.	12,284	1,425,435
Royal Gold, Inc.	8,418	971,774
Southern Copper Corp.	4,418	157,192
Steel Dynamics, Inc.	39,672	1,204,442
United States Steel Corp. (a)	32,800	377,528
		16,789,004
Paper & Forest Products - 0.0%
Domtar Corp.	11,756	427,801

TOTAL MATERIALS		110,293,323

REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Alexandria Real Estate Equities, Inc.	21,091	3,348,196
American Campus Communities, Inc.	25,795	1,289,234
American Homes 4 Rent Class A	27,757	734,728
Apartment Investment & Management Co. Class A	27,833	1,527,475
Apple Hospitality (REIT), Inc.	39,916	657,816
AvalonBay Communities, Inc.	26,289	5,722,064
Boston Properties, Inc.	29,206	4,007,063
Brandywine Realty Trust (SBI)	32,607	498,235
Brixmor Property Group, Inc.	56,128	1,235,939
Camden Property Trust (SBI)	17,624	2,015,657
Colony Capital, Inc.	85,818	480,581
Columbia Property Trust, Inc.	22,135	454,210
CoreSite Realty Corp.	1,521	178,718
Corporate Office Properties Trust (SBI)	21,060	624,218
Cousins Properties, Inc.	27,516	1,104,217
CubeSmart	36,237	1,148,713
CyrusOne, Inc.	21,091	1,503,366
DDR Corp.	26,284	408,191
Digital Realty Trust, Inc.	39,289	4,991,275
Douglas Emmett, Inc.	31,194	1,351,324
Duke Realty Corp.	67,745	2,380,559
Empire State Realty Trust, Inc.	28,215	408,271
EPR Properties	14,548	1,131,689
Equity Commonwealth	22,601	727,300
Equity Residential (SBI)	69,163	6,131,992
Essex Property Trust, Inc.	12,350	4,040,056
Extra Space Storage, Inc.	4,451	499,714
Federal Realty Investment Trust (SBI)	14,116	1,919,917
Gaming & Leisure Properties	38,125	1,538,725
HCP, Inc.	92,879	3,494,108
Healthcare Trust of America, Inc.	38,348	1,188,788
Highwoods Properties, Inc. (SBI)	19,250	900,900
Hospitality Properties Trust (SBI)	30,792	779,038
Host Hotels & Resorts, Inc.	136,804	2,242,218
Hudson Pacific Properties, Inc.	28,687	1,030,437
Invitation Homes, Inc.	89,989	2,770,761
Iron Mountain, Inc.	47,698	1,564,494
JBG SMITH Properties	23,017	926,664
Kilroy Realty Corp.	18,733	1,572,261
Kimco Realty Corp.	76,148	1,641,751
Liberty Property Trust (SBI)	29,441	1,739,080
Life Storage, Inc.	8,776	955,882
Medical Properties Trust, Inc.	83,344	1,727,721
Mid-America Apartment Communities, Inc.	21,412	2,976,054
National Retail Properties, Inc.	30,548	1,799,583
Omega Healthcare Investors, Inc.	40,261	1,773,094
Outfront Media, Inc.	22,829	600,631
Paramount Group, Inc.	37,627	506,836
Park Hotels & Resorts, Inc.	45,099	1,048,552
Prologis, Inc.	118,708	10,417,814
Public Storage	6,795	1,514,334
Rayonier, Inc.	24,526	661,711
Realty Income Corp.	60,116	4,916,888
Regency Centers Corp.	31,426	2,113,084
Retail Properties America, Inc.	40,532	557,720
Simon Property Group, Inc.	6,631	999,159
SL Green Realty Corp.	15,506	1,296,302
Spirit Realty Capital, Inc.	16,969	845,735
Store Capital Corp.	39,693	1,607,567
Sun Communities, Inc.	12,727	2,070,047
Taubman Centers, Inc.	11,015	394,117
The Macerich Co. (a)	26,619	732,023
UDR, Inc.	51,932	2,609,583
Ventas, Inc.	70,328	4,578,353
VEREIT, Inc.	198,875	1,956,930
VICI Properties, Inc.	87,164	2,052,712
Vornado Realty Trust	32,628	2,141,376
Weingarten Realty Investors (SBI)	22,726	721,096
Welltower, Inc.	76,532	6,940,687
Weyerhaeuser Co.	140,785	4,112,330
WP Carey, Inc.	31,959	2,942,146
		139,480,010
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	39,788	2,130,647
Howard Hughes Corp. (b)	5,161	577,103
Jones Lang LaSalle, Inc.	8,564	1,254,797
		3,962,547

TOTAL REAL ESTATE		143,442,557

UTILITIES - 6.8%
Electric Utilities - 4.1%
Alliant Energy Corp.	44,721	2,385,418
American Electric Power Co., Inc.	93,449	8,820,651
Avangrid, Inc.	10,536	527,327
Duke Energy Corp.	137,753	12,984,598
Edison International	66,104	4,157,942
Entergy Corp.	37,538	4,560,116
Evergy, Inc.	44,373	2,835,878
Eversource Energy	61,178	5,123,046
Exelon Corp.	183,462	8,345,686
FirstEnergy Corp.	100,418	4,852,198
Hawaiian Electric Industries, Inc.	20,381	920,202
IDACORP, Inc.	9,472	1,019,377
NextEra Energy, Inc.	90,502	21,570,247
OGE Energy Corp.	37,573	1,617,893
PG&E Corp. (a)(b)	99,373	613,131
Pinnacle West Capital Corp.	21,152	1,990,826
PPL Corp.	136,691	4,577,782
Southern Co.	196,788	12,330,736
Xcel Energy, Inc.	97,234	6,175,331
		105,408,385
Gas Utilities - 0.2%
Atmos Energy Corp.	22,057	2,480,971
National Fuel Gas Co. (a)	15,493	701,988
UGI Corp.	39,415	1,878,913
		5,061,872
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	47,696	1,913,564
The AES Corp.	125,288	2,136,160
Vistra Energy Corp.	80,073	2,164,373
		6,214,097
Multi-Utilities - 2.1%
Ameren Corp.	46,314	3,598,598
CenterPoint Energy, Inc.	94,791	2,755,574
CMS Energy Corp.	53,452	3,416,652
Consolidated Edison, Inc.	62,929	5,803,312
Dominion Energy, Inc.	151,542	12,509,792
DTE Energy Co.	34,509	4,393,686
MDU Resources Group, Inc.	37,061	1,070,692
NiSource, Inc.	70,371	1,973,203
Public Service Enterprise Group, Inc.	95,399	6,039,711
Sempra Energy	51,925	7,503,682
WEC Energy Group, Inc.	59,643	5,630,299
		54,695,201
Water Utilities - 0.2%
American Water Works Co., Inc.	34,120	4,205,972
Aqua America, Inc.	40,636	1,842,030
		6,048,002

TOTAL UTILITIES		177,427,557

TOTAL COMMON STOCKS
(Cost $2,430,234,886)		2,592,602,622
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (c)
(Cost $398,153)	400,000	398,454
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund 1.83% (d)	6,732,500	$6,733,847
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	48,100,171	48,104,981
TOTAL MONEY MARKET FUNDS
(Cost $54,838,821)		54,838,828
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $2,485,471,860)		2,647,839,904
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(46,875,017)
NET ASSETS - 100%		$2,600,964,887

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	52	Dec. 2019	$7,893,080	$254,409	$254,409

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $398,454.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$118,718
Fidelity Securities Lending Cash Central Fund	133,323
Total	$252,041

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$212,374,961	$212,374,961	$--	$--
Consumer Discretionary	155,376,065	155,376,065	--	--
Consumer Staples	233,122,548	233,122,548	--	--
Energy	209,484,067	209,484,067	--	--
Financials	615,318,337	615,318,337	--	--
Health Care	327,707,499	327,707,499	--	--
Industrials	249,383,465	249,383,465	--	--
Information Technology	158,672,243	158,672,243	--	--
Materials	110,293,323	110,293,323	--	--
Real Estate	143,442,557	143,442,557	--	--
Utilities	177,427,557	177,427,557	--	--
U.S. Government and Government Agency Obligations	398,454	--	398,454	--
Money Market Funds	54,838,828	54,838,828	--	--
Total Investments in Securities:	$2,647,839,904	$2,647,441,450	$398,454	$--
Derivative Instruments:
Assets
Futures Contracts	$254,409	$254,409	$--	$--
Total Assets	$254,409	$254,409	$--	$--
Total Derivative Instruments:	$254,409	$254,409	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$254,409	$0
Total Equity Risk	254,409	0
Total Value of Derivatives	$254,409	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $46,515,413) — See accompanying schedule: Unaffiliated issuers (cost $2,430,633,039)	$2,593,001,076
Fidelity Central Funds (cost $54,838,821)	54,838,828
Total Investment in Securities (cost $2,485,471,860)		$2,647,839,904
Cash		13
Receivable for fund shares sold		3,200,772
Dividends receivable		3,296,711
Distributions receivable from Fidelity Central Funds		48,014
Total assets		2,654,385,414
Liabilities
Payable for investments purchased	$2,835,991
Payable for fund shares redeemed	2,377,986
Accrued management fee	73,842
Payable for daily variation margin on futures contracts	28,075
Collateral on securities loaned	48,104,633
Total liabilities		53,420,527
Net Assets		$2,600,964,887
Net Assets consist of:
Paid in capital		$2,387,117,097
Total accumulated earnings (loss)		213,847,790
Net Assets		$2,600,964,887
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($2,600,964,887 ÷ 202,346,573 shares)		$12.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$29,379,551
Interest		5,596
Income from Fidelity Central Funds (including $133,323 from security lending)		252,041
Total income		29,637,188
Expenses
Management fee	$400,540
Independent trustees' fees and expenses	4,292
Commitment fees	2,681
Total expenses before reductions	407,513
Expense reductions	(421)
Total expenses after reductions		407,092
Net investment income (loss)		29,230,096
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,107,606
Fidelity Central Funds	455
Futures contracts	1,196,984
Total net realized gain (loss)		40,305,045
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	9,321,801
Futures contracts	(48,206)
Total change in net unrealized appreciation (depreciation)		9,273,595
Net gain (loss)		49,578,640
Net increase (decrease) in net assets resulting from operations		$78,808,736

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,230,096	$35,515,081
Net realized gain (loss)	40,305,045	(3,355,151)
Change in net unrealized appreciation (depreciation)	9,273,595	109,427,127
Net increase (decrease) in net assets resulting from operations	78,808,736	141,587,057
Distributions to shareholders	(17,150,273)	(35,228,880)
Share transactions - net increase (decrease)	441,315,052	972,664,715
Total increase (decrease) in net assets	502,973,515	1,079,022,892
Net Assets
Beginning of period	2,097,991,372	1,018,968,480
End of period	$2,600,964,887	$2,097,991,372

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.58	$11.86	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.30	.28	.23
Net realized and unrealized gain (loss)	.21	.73	.57	1.12
Total from investment operations	.37	1.03	.85	1.35
Distributions from net investment income	(.08)	(.25)	(.21)	(.06)
Distributions from net realized gain	(.02)	(.06)	(.07)	–
Total distributions	(.10)	(.31)	(.28)	(.06)
Net asset value, end of period	$12.85	$12.58	$11.86	$11.29
Total ReturnC,D	2.98%	9.15%	7.55%	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.04%	.04%	.05%G
Expenses net of fee waivers, if any	.04%G	.04%	.04%	.05%G
Expenses net of all reductions	.04%G	.04%	.04%	.05%G
Net investment income (loss)	2.55%G	2.55%	2.35%	2.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,600,965	$2,097,991	$355,541	$2,429
Portfolio turnover rateH	29%G	15%	12%	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 9, 2018, the Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity Large Cap Value Index Fund (formerly Institutional Premium Class). All prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period May 1, 2018 through November 9, 2018.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures contracts, foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$287,086,313
Gross unrealized depreciation	(147,218,528)
Net unrealized appreciation (depreciation)	$139,867,785
Tax cost	$2,508,226,528

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $798,557,290 and $329,916,192, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. During July 2019, the Board approved to change the management fee structure from a flat fee to a unitary fee effective August 1, 2019, which eliminated the need for a separate expense contract. There is no change to the total expenses paid by the shareholders.

Prior to August 1, 2019, under the expense contract, the investment adviser paid expenses as necessary so that the total expenses did not exceed .035% of each class' average net assets on an annual basis with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,681 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $12,307. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $4,214 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $421.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2019	Year ended April 30, 2019
Distributions to shareholders
Investor Class	$–	$38,931
Premium Class	–	2,888,445
Institutional Class	–	1,154,749
Fidelity Large Cap Value Index Fund	17,150,273	31,146,755
Total	$17,150,273	$35,228,880

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2019	Year ended April 30, 2019	Six months ended October 31, 2019	Year ended April 30, 2019
Investor Class
Shares sold	–	818,773	$–	$9,993,220
Reinvestment of distributions	–	2,961	–	36,000
Shares redeemed	–	(1,573,896)	–	(19,222,885)
Net increase (decrease)	–	(752,162)	$–	$(9,193,665)
Premium Class
Shares sold	–	10,306,365	$–	$126,611,008
Reinvestment of distributions	–	216,278	–	2,629,934
Shares redeemed	–	(49,684,097)	–	(607,710,921)
Net increase (decrease)	–	(39,161,454)	$–	$(478,469,979)
Institutional Class
Shares sold	–	4,580,059	$–	$55,610,859
Reinvestment of distributions	–	55,632	–	676,482
Shares redeemed	–	(20,653,358)	–	(253,013,973)
Net increase (decrease)	–	(16,017,667)	$–	$(196,726,632)
Fidelity Large Cap Value Index Fund
Shares sold	47,377,710	152,026,875	$589,168,874	$1,837,410,197
Reinvestment of distributions	1,239,125	2,594,518	15,104,933	27,756,097
Shares redeemed	(13,104,769)	(17,759,853)	(162,958,755)	(208,111,303)
Net increase (decrease)	35,512,066	136,861,540	$441,315,052	$1,657,054,991

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Fidelity Large Cap Value Index Fund	.04%
Actual		$1,000.00	$1,029.80	$.20
Hypothetical-C		$1,000.00	$1,024.94	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Value Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

July 2019 Contract Approval.  At its July 2019 meeting, the Board voted to approve an amended and restated management contract to implement a comprehensive unitary fee for the fund (New Contract). In reaching its conclusion to approve the New Contract, the Board considered that it had received and reviewed certain information and made certain findings in connection with the annual renewal of the Advisory Contracts at its September 2018 meeting and considered how, if at all, the approval of the New Contract would change its prior conclusions. The Board considered that the New Contract would implement a comprehensive unitary fee set at the fund's current management fee and expense contract levels and payable to FMR for managing the fund and paying all of the fund's operating expenses, subject to certain exceptions. The Board also noted that the New Contract would not change the investment processes, the level or nature of services provided, the resources and personnel allocated, or trading and compliance operations. Based on its evaluation, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure in the New Contract is fair and reasonable, and that the New Contract should be approved.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreement with Geode (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Large Cap Value Index Fund

The Board considered that effective August 1, 2017, the fund's management fee rate was reduced from 0.05% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rate for 2017, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate, which covers expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2018.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

LC2-I-SANN-1219
1.9879610.103

Fidelity Flex℠ Funds

Fidelity Flex℠ Mid Cap Index Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
Fiserv, Inc.	0.8
Global Payments, Inc.	0.7
Harris Corp.	0.6
Dollar General Corp.	0.5
Sempra Energy	0.5
Lam Research Corp.	0.5
Welltower, Inc.	0.5
Advanced Micro Devices, Inc.	0.4
O'Reilly Automotive, Inc.	0.4
Xcel Energy, Inc.	0.4
5.3

Top Market Sectors as of October 31, 2019

% of fund's net assets
Information Technology	17.3
Industrials	13.8
Financials	13.2
Consumer Discretionary	11.6
Real Estate	10.2
Health Care	9.8
Utilities	7.0
Materials	5.1
Communication Services	4.1
Consumer Staples	4.0

Asset Allocation (% of fund's net assets)

As of October 31, 2019 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.9%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	14,221	$184,020
GCI Liberty, Inc. (a)	1,271	88,945
Zayo Group Holdings, Inc. (a)	2,928	99,962
		372,927
Entertainment - 0.8%
Cinemark Holdings, Inc.	1,411	51,643
Lions Gate Entertainment Corp.:
Class A	590	4,714
Class B	1,474	11,040
Live Nation Entertainment, Inc. (a)	1,690	119,145
Spotify Technology SA (a)	1,534	221,356
Take-Two Interactive Software, Inc. (a)	1,466	176,433
The Madison Square Garden Co. (a)	241	64,328
Viacom, Inc.:
Class A	150	3,584
Class B (non-vtg.)	4,570	98,529
World Wrestling Entertainment, Inc. Class A	570	31,943
Zynga, Inc. (a)	11,017	67,975
		850,690
Interactive Media & Services - 0.7%
IAC/InterActiveCorp (a)	970	220,433
Match Group, Inc. (b)	712	51,969
TripAdvisor, Inc. (a)	1,380	55,752
Twitter, Inc. (a)	9,820	294,305
Zillow Group, Inc.:
Class A (a)	725	23,483
Class C (a)(b)	1,607	52,340
		698,282
Media - 2.1%
Altice U.S.A., Inc. Class A (a)	4,095	126,740
AMC Networks, Inc. Class A (a)	552	24,040
Cable One, Inc.	57	75,546
CBS Corp. Class B	4,326	155,909
Discovery Communications, Inc.:
Class A (a)	1,817	48,977
Class C (non-vtg.) (a)	4,788	120,849
DISH Network Corp. Class A (a)	3,047	104,756
Fox Corp.:
Class A	4,614	147,833
Class B	2,105	65,760
Interpublic Group of Companies, Inc.	5,009	108,946
John Wiley & Sons, Inc. Class A	571	26,306
Liberty Broadband Corp.:
Class A (a)	319	37,639
Class C (a)	1,379	162,819
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	2,618	111,265
Liberty Media Class A (a)	273	11,037
Liberty SiriusXM Series A (a)	1,038	46,617
Liberty SiriusXM Series C (a)	2,083	94,131
News Corp.:
Class A	5,061	69,386
Class B	1,507	21,279
Nexstar Broadcasting Group, Inc. Class A	583	56,720
Omnicom Group, Inc.	2,819	217,599
Sinclair Broadcast Group, Inc. Class A	799	31,832
Sirius XM Holdings, Inc.	17,788	119,535
The New York Times Co. Class A	2,104	65,014
		2,050,535
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	7,434	46,165
Telephone & Data Systems, Inc.	1,297	33,839
U.S. Cellular Corp. (a)	206	7,667
		87,671

TOTAL COMMUNICATION SERVICES		4,060,105

CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.7%
Aptiv PLC	3,354	300,351
BorgWarner, Inc.	2,680	111,702
Gentex Corp.	3,332	93,463
Lear Corp.	790	93,038
The Goodyear Tire & Rubber Co.	3,039	48,229
		646,783
Automobiles - 0.1%
Harley-Davidson, Inc.	2,033	79,104
Thor Industries, Inc.	703	44,472
		123,576
Distributors - 0.4%
Genuine Parts Co.	1,830	187,721
LKQ Corp. (a)	4,011	136,334
Pool Corp.	503	104,322
		428,377
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	750	111,390
Frontdoor, Inc. (a)	1,102	53,149
Graham Holdings Co.	55	34,631
Grand Canyon Education, Inc. (a)	620	57,015
H&R Block, Inc.	2,646	66,124
Service Corp. International	2,314	105,241
ServiceMaster Global Holdings, Inc. (a)	1,763	71,190
		498,740
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	3,181	139,201
Caesars Entertainment Corp. (a)	7,426	91,191
Chipotle Mexican Grill, Inc. (a)	333	259,127
Choice Hotels International, Inc.	439	38,843
Darden Restaurants, Inc.	1,611	180,867
Domino's Pizza, Inc.	534	145,045
Dunkin' Brands Group, Inc.	1,073	84,359
Extended Stay America, Inc. unit	2,428	34,502
Hilton Grand Vacations, Inc. (a)	1,145	39,766
Hilton Worldwide Holdings, Inc.	3,692	357,976
Hyatt Hotels Corp. Class A	491	36,697
International Game Technology PLC	1,237	16,378
MGM Mirage, Inc.	6,563	187,046
Norwegian Cruise Line Holdings Ltd. (a)	2,801	142,179
Planet Fitness, Inc. (a)	1,104	70,281
Royal Caribbean Cruises Ltd.	2,237	243,453
Six Flags Entertainment Corp.	1,039	43,835
Vail Resorts, Inc.	524	121,762
Wendy's Co.	2,424	51,340
Wyndham Destinations, Inc.	1,173	54,439
Wyndham Hotels & Resorts, Inc.	1,253	67,624
Wynn Resorts Ltd.	1,272	154,344
Yum China Holdings, Inc.	4,720	200,600
		2,760,855
Household Durables - 1.6%
D.R. Horton, Inc.	4,420	231,475
Garmin Ltd.	1,884	176,625
Leggett & Platt, Inc.	1,710	87,723
Lennar Corp.:
Class A	3,668	218,613
Class B	182	8,558
Mohawk Industries, Inc. (a)	777	111,406
Newell Brands, Inc.	4,955	93,996
NVR, Inc. (a)	42	152,737
PulteGroup, Inc.	3,331	130,708
Roku, Inc. Class A (a)	1,113	163,834
Tempur Sealy International, Inc. (a)	605	55,025
Toll Brothers, Inc.	1,733	68,921
Whirlpool Corp.	809	123,065
		1,622,686
Internet & Direct Marketing Retail - 0.5%
Etsy, Inc. (a)	1,557	69,271
Expedia, Inc.	1,800	245,988
GrubHub, Inc. (a)	1,186	40,395
Liberty Interactive Corp. QVC Group Series A (a)	5,014	47,834
Wayfair LLC Class A (a)	812	66,771
		470,259
Leisure Products - 0.3%
Brunswick Corp.	1,115	64,938
Hasbro, Inc.	1,511	147,035
Mattel, Inc. (a)(b)	4,479	53,479
Polaris, Inc.	751	74,086
		339,538
Multiline Retail - 1.2%
Dollar General Corp.	3,382	542,270
Dollar Tree, Inc. (a)	3,073	339,259
Kohl's Corp.	2,125	108,928
Macy's, Inc.	4,028	61,064
Nordstrom, Inc.	1,393	50,009
Ollie's Bargain Outlet Holdings, Inc. (a)	700	44,716
		1,146,246
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	895	145,420
AutoNation, Inc. (a)	700	35,595
AutoZone, Inc. (a)	318	363,913
Best Buy Co., Inc.	2,997	215,275
Burlington Stores, Inc. (a)	849	163,152
CarMax, Inc. (a)	2,173	202,458
Carvana Co. Class A (a)(b)	582	47,189
Dick's Sporting Goods, Inc.	855	33,285
Five Below, Inc. (a)	708	88,578
Floor & Decor Holdings, Inc. Class A (a)	873	40,010
Foot Locker, Inc.	1,418	61,697
Gap, Inc.	2,799	45,512
L Brands, Inc.	2,971	50,626
O'Reilly Automotive, Inc. (a)	983	428,106
Penske Automotive Group, Inc.	453	22,070
Tiffany & Co., Inc.	1,575	196,103
Tractor Supply Co.	1,556	147,851
Ulta Beauty, Inc. (a)	733	170,899
Urban Outfitters, Inc. (a)	900	25,830
Williams-Sonoma, Inc.	1,016	67,859
		2,551,428
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd. (a)	1,862	57,852
Carter's, Inc.	568	56,936
Columbia Sportswear Co.	384	34,733
Hanesbrands, Inc.	4,658	70,848
lululemon athletica, Inc. (a)	1,538	314,167
PVH Corp.	966	84,197
Ralph Lauren Corp.	672	64,552
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,709	63,865
Tapestry, Inc.	3,753	97,053
Under Armour, Inc.:
Class A (sub. vtg.) (a)	2,462	50,840
Class C (non-vtg.) (a)	2,513	46,491
		941,534

TOTAL CONSUMER DISCRETIONARY		11,530,022

CONSUMER STAPLES - 4.0%
Beverages - 0.3%
Brown-Forman Corp.:
Class A	525	32,629
Class B (non-vtg.)	2,291	150,106
Molson Coors Brewing Co. Class B	2,281	120,254
		302,989
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	475	81,135
Grocery Outlet Holding Corp.	417	13,302
Kroger Co.	10,363	255,344
Sprouts Farmers Market LLC (a)	1,532	29,736
U.S. Foods Holding Corp. (a)	2,847	112,940
		492,457
Food Products - 2.5%
Archer Daniels Midland Co.	7,267	305,505
Beyond Meat, Inc. (b)	172	14,525
Bunge Ltd.	1,786	96,444
Campbell Soup Co.	2,193	101,558
Conagra Brands, Inc.	6,272	169,658
Flowers Foods, Inc.	2,553	55,451
Hormel Foods Corp.	3,615	147,817
Ingredion, Inc.	869	68,651
Kellogg Co.	3,203	203,487
Lamb Weston Holdings, Inc.	1,906	148,744
McCormick & Co., Inc. (non-vtg.)	1,600	257,104
Pilgrim's Pride Corp. (a)	698	21,191
Post Holdings, Inc. (a)	841	86,539
Seaboard Corp.	3	12,657
The Hain Celestial Group, Inc. (a)	1,186	28,037
The Hershey Co.	1,882	276,409
The J.M. Smucker Co.	1,434	151,545
TreeHouse Foods, Inc. (a)	715	38,624
Tyson Foods, Inc. Class A	3,751	310,545
		2,494,491
Household Products - 0.5%
Church & Dwight Co., Inc.	3,207	224,298
Clorox Co.	1,642	242,507
Energizer Holdings, Inc.	815	34,629
Spectrum Brands Holdings, Inc.	541	27,164
		528,598
Personal Products - 0.2%
Coty, Inc. Class A	3,769	44,060
Herbalife Nutrition Ltd. (a)	1,335	59,634
Nu Skin Enterprises, Inc. Class A	714	31,830
		135,524

TOTAL CONSUMER STAPLES		3,954,059

ENERGY - 3.7%
Energy Equipment & Services - 0.7%
Apergy Corp. (a)	1,017	25,598
Baker Hughes, A GE Co. Class A	8,236	176,250
Halliburton Co.	11,318	217,872
Helmerich & Payne, Inc.	1,400	52,500
National Oilwell Varco, Inc.	5,043	114,073
Patterson-UTI Energy, Inc.	2,608	21,699
Transocean Ltd. (United States) (a)	7,504	35,644
		643,636
Oil, Gas & Consumable Fuels - 3.0%
Antero Midstream GP LP	2,945	18,966
Antero Resources Corp. (a)	3,520	8,800
Apache Corp.	4,909	106,329
Cabot Oil & Gas Corp.	5,371	100,115
Centennial Resource Development, Inc. Class A (a)	2,447	8,320
Cheniere Energy, Inc. (a)	3,037	186,927
Chesapeake Energy Corp. (a)(b)	16,991	22,768
Cimarex Energy Co.	1,310	55,308
Concho Resources, Inc.	2,584	174,472
Continental Resources, Inc.	1,138	33,537
Devon Energy Corp.	5,223	105,922
Diamondback Energy, Inc.	2,135	183,098
EQT Corp.	3,304	35,485
Equitrans Midstream Corp.	2,644	36,804
Hess Corp.	3,505	230,454
HollyFrontier Corp.	1,991	109,386
Kosmos Energy Ltd.	4,715	29,233
Marathon Oil Corp.	10,489	120,938
Murphy Oil Corp.	1,988	41,012
Noble Energy, Inc.	6,187	119,162
ONEOK, Inc.	5,363	374,498
Parsley Energy, Inc. Class A	3,494	55,240
PBF Energy, Inc. Class A	1,557	50,260
Pioneer Natural Resources Co.	2,185	268,799
Range Resources Corp.	2,675	10,780
Targa Resources Corp.	2,975	115,668
The Williams Companies, Inc.	15,833	353,234
WPX Energy, Inc. (a)	5,504	54,930
		3,010,445

TOTAL ENERGY		3,654,081

FINANCIALS - 13.2%
Banks - 4.0%
Associated Banc-Corp.	2,091	42,050
Bank of Hawaii Corp.	527	46,012
Bank OZK	1,569	44,026
BankUnited, Inc.	1,235	42,361
BOK Financial Corp.	427	32,943
CIT Group, Inc.	1,251	53,655
Citizens Financial Group, Inc.	5,841	205,370
Comerica, Inc.	1,929	126,195
Commerce Bancshares, Inc.	1,304	83,925
Cullen/Frost Bankers, Inc.	731	65,848
East West Bancorp, Inc.	1,898	81,462
Fifth Third Bancorp	9,573	278,383
First Citizens Bancshares, Inc.	94	46,240
First Hawaiian, Inc.	1,744	47,664
First Horizon National Corp.	4,077	65,110
First Republic Bank	2,167	230,482
FNB Corp., Pennsylvania	4,181	50,423
Huntington Bancshares, Inc.	13,541	191,334
KeyCorp	13,047	234,455
M&T Bank Corp.	1,739	272,206
PacWest Bancorp	1,523	56,336
Peoples United Financial, Inc.	5,742	92,848
Pinnacle Financial Partners, Inc.	966	56,820
Popular, Inc.	1,241	67,585
Prosperity Bancshares, Inc.	1,188	81,996
Regions Financial Corp.	13,046	210,041
Signature Bank	708	83,771
Sterling Bancorp	2,646	51,994
SunTrust Banks, Inc.	5,783	395,210
SVB Financial Group (a)	675	149,499
Synovus Financial Corp.	1,938	65,640
Tcf Financial Corp.	2,003	79,299
Texas Capital Bancshares, Inc. (a)	660	35,680
Umpqua Holdings Corp.	2,841	44,945
Webster Financial Corp.	1,175	51,818
Western Alliance Bancorp.	1,268	62,550
Wintrust Financial Corp.	737	47,035
Zions Bancorp NA	2,263	109,688
		3,982,899
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	650	51,922
Ameriprise Financial, Inc.	1,701	256,664
BGC Partners, Inc. Class A	3,830	19,916
Cboe Global Markets, Inc.	1,439	165,701
E*TRADE Financial Corp.	3,137	131,095
Eaton Vance Corp. (non-vtg.)	1,442	65,755
Evercore, Inc. Class A	515	37,925
FactSet Research Systems, Inc.	489	123,971
Franklin Resources, Inc.	3,660	100,833
Interactive Brokers Group, Inc.	974	46,314
Invesco Ltd.	5,135	86,371
Janus Henderson Group PLC	2,106	48,712
Lazard Ltd. Class A	1,356	50,619
Legg Mason, Inc.	1,106	41,210
LPL Financial	1,070	86,499
MarketAxess Holdings, Inc.	480	176,923
Morningstar, Inc.	253	40,946
MSCI, Inc.	1,075	252,152
Northern Trust Corp.	2,585	257,673
Raymond James Financial, Inc.	1,617	135,003
SEI Investments Co.	1,684	100,905
State Street Corp.	4,858	320,968
T. Rowe Price Group, Inc.	3,007	348,211
The NASDAQ OMX Group, Inc.	1,506	150,254
Virtu Financial, Inc. Class A	661	11,211
		3,107,753
Consumer Finance - 1.0%
Ally Financial, Inc.	5,103	156,305
Credit Acceptance Corp. (a)	137	59,980
Discover Financial Services	4,143	332,517
Navient Corp.	2,654	36,546
OneMain Holdings, Inc.	857	34,280
Santander Consumer U.S.A. Holdings, Inc.	1,373	34,435
SLM Corp.	5,524	46,623
Synchrony Financial	8,640	305,597
		1,006,283
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc.	3,828	82,685
Jefferies Financial Group, Inc.	3,459	64,580
Voya Financial, Inc.	1,839	99,232
		246,497
Insurance - 4.1%
Alleghany Corp. (a)	182	141,649
American Financial Group, Inc.	972	101,127
American National Insurance Co.	94	11,278
Arch Capital Group Ltd. (a)	4,992	208,466
Arthur J. Gallagher & Co.	2,398	218,746
Assurant, Inc.	802	101,108
Assured Guaranty Ltd.	1,250	58,650
Athene Holding Ltd. (a)	1,914	82,972
Axis Capital Holdings Ltd.	1,069	63,531
Brighthouse Financial, Inc. (a)	1,453	54,865
Brown & Brown, Inc.	3,079	116,017
Cincinnati Financial Corp.	1,983	224,495
CNA Financial Corp.	354	15,873
Erie Indemnity Co. Class A	321	59,151
Everest Re Group Ltd.	523	134,458
First American Financial Corp.	1,425	88,037
FNF Group	3,433	157,369
Globe Life, Inc.	1,415	137,722
Hanover Insurance Group, Inc.	515	67,831
Hartford Financial Services Group, Inc.	4,695	267,991
Kemper Corp.	821	59,013
Lincoln National Corp.	2,594	146,509
Loews Corp.	3,413	167,237
Markel Corp. (a)	177	207,267
Mercury General Corp.	345	16,581
Old Republic International Corp.	3,655	81,653
Primerica, Inc.	546	68,894
Principal Financial Group, Inc.	3,606	192,488
Reinsurance Group of America, Inc.	817	132,738
RenaissanceRe Holdings Ltd.	568	106,318
Unum Group	2,729	75,157
W.R. Berkley Corp.	1,867	130,503
White Mountains Insurance Group Ltd.	40	42,840
Willis Group Holdings PLC	1,682	314,366
		4,052,900
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	7,110	121,226
Annaly Capital Management, Inc.	18,977	170,413
Chimera Investment Corp.	2,419	49,009
MFA Financial, Inc.	5,796	43,992
New Residential Investment Corp.	5,430	86,011
Starwood Property Trust, Inc.	3,572	87,871
Two Harbors Investment Corp.	3,534	49,017
		607,539
Thrifts & Mortgage Finance - 0.2%
LendingTree, Inc. (a)	100	35,985
MGIC Investment Corp.	4,638	63,587
New York Community Bancorp, Inc.	5,894	68,665
TFS Financial Corp.	634	12,211
		180,448

TOTAL FINANCIALS		13,184,319

HEALTH CARE - 9.8%
Biotechnology - 1.5%
Agios Pharmaceuticals, Inc. (a)	682	20,515
Alkermes PLC (a)	2,022	39,490
Alnylam Pharmaceuticals, Inc. (a)	1,374	119,181
BioMarin Pharmaceutical, Inc. (a)	2,336	171,019
bluebird bio, Inc. (a)	721	58,401
Exact Sciences Corp. (a)	1,662	144,594
Exelixis, Inc. (a)	3,875	59,869
Incyte Corp. (a)	2,311	193,939
Ionis Pharmaceuticals, Inc. (a)	1,672	93,164
Moderna, Inc.	2,644	44,287
Neurocrine Biosciences, Inc. (a)	1,180	117,398
Sage Therapeutics, Inc. (a)	659	89,393
Sarepta Therapeutics, Inc. (a)	913	75,834
Seattle Genetics, Inc. (a)	1,493	160,348
United Therapeutics Corp. (a)	557	50,041
		1,437,473
Health Care Equipment & Supplies - 3.2%
Abiomed, Inc. (a)	579	120,189
Align Technology, Inc. (a)	1,032	260,363
Cantel Medical Corp.	482	35,133
Dentsply Sirona, Inc.	2,909	159,355
DexCom, Inc. (a)	1,182	182,312
Hill-Rom Holdings, Inc.	876	91,708
Hologic, Inc. (a)	3,466	167,442
ICU Medical, Inc. (a)	248	40,079
IDEXX Laboratories, Inc. (a)	1,108	315,791
Insulet Corp. (a)	774	112,478
Integra LifeSciences Holdings Corp. (a)	928	53,880
Masimo Corp. (a)	611	89,078
Penumbra, Inc. (a)	409	63,792
ResMed, Inc.	1,851	273,800
STERIS PLC	1,091	154,453
Teleflex, Inc.	603	209,488
The Cooper Companies, Inc.	635	184,785
Varian Medical Systems, Inc. (a)	1,183	142,918
West Pharmaceutical Services, Inc.	952	136,936
Zimmer Biomet Holdings, Inc.	2,676	369,903
		3,163,883
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)	1,120	33,589
AmerisourceBergen Corp.	1,984	169,394
Cardinal Health, Inc.	3,891	192,410
Centene Corp. (a)	5,336	283,235
Chemed Corp.	203	79,964
Covetrus, Inc. (a)	1,221	12,106
DaVita HealthCare Partners, Inc. (a)	1,604	93,994
Encompass Health Corp.	1,276	81,690
Guardant Health, Inc.	475	33,013
Henry Schein, Inc. (a)	1,933	120,977
Laboratory Corp. of America Holdings (a)	1,280	210,906
McKesson Corp.	2,410	320,530
MEDNAX, Inc. (a)	1,079	23,695
Molina Healthcare, Inc. (a)	813	95,641
Premier, Inc. (a)	677	22,057
Quest Diagnostics, Inc.	1,751	177,289
Universal Health Services, Inc. Class B	1,030	141,584
Wellcare Health Plans, Inc. (a)	653	193,680
		2,285,754
Health Care Technology - 0.5%
Cerner Corp.	4,132	277,340
Change Healthcare, Inc.	637	8,421
Veeva Systems, Inc. Class A (a)	1,690	239,693
		525,454
Life Sciences Tools & Services - 1.7%
Adaptive Biotechnologies Corp.	216	5,630
Agilent Technologies, Inc.	4,036	305,727
Avantor, Inc.	3,059	43,468
Bio-Rad Laboratories, Inc. Class A (a)	278	92,190
Bio-Techne Corp.	490	102,003
Bruker Corp.	1,338	59,541
Charles River Laboratories International, Inc. (a)	626	81,367
IQVIA Holdings, Inc. (a)	2,344	338,520
Mettler-Toledo International, Inc. (a)	320	225,581
PerkinElmer, Inc.	1,444	124,126
PRA Health Sciences, Inc. (a)	805	78,657
QIAGEN NV (a)	2,867	85,465
Waters Corp. (a)	861	182,205
		1,724,480
Pharmaceuticals - 0.6%
Catalent, Inc. (a)	1,880	91,462
Elanco Animal Health, Inc. (a)	4,880	131,858
Horizon Pharma PLC (a)	2,377	68,719
Jazz Pharmaceuticals PLC (a)	725	91,082
Mylan NV (a)	6,719	128,669
Nektar Therapeutics (a)	2,228	38,155
Perrigo Co. PLC	1,634	86,635
		636,580

TOTAL HEALTH CARE		9,773,624

INDUSTRIALS - 13.8%
Aerospace & Defense - 2.0%
Arconic, Inc.	5,083	139,630
BWX Technologies, Inc.	1,232	71,579
Curtiss-Wright Corp.	552	74,658
Harris Corp.	2,881	594,379
HEICO Corp.	521	64,260
HEICO Corp. Class A	980	93,365
Hexcel Corp.	1,098	81,933
Huntington Ingalls Industries, Inc.	529	119,374
Spirit AeroSystems Holdings, Inc. Class A	1,346	110,130
Teledyne Technologies, Inc. (a)	468	154,253
Textron, Inc.	3,010	138,731
TransDigm Group, Inc.	642	337,872
		1,980,164
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	1,751	132,446
Expeditors International of Washington, Inc.	2,232	162,802
XPO Logistics, Inc. (a)	1,196	91,374
		386,622
Airlines - 0.6%
Alaska Air Group, Inc.	1,569	108,936
American Airlines Group, Inc.	5,199	156,282
Copa Holdings SA Class A	416	42,324
JetBlue Airways Corp. (a)	3,858	74,459
United Continental Holdings, Inc. (a)	3,063	278,243
		660,244
Building Products - 0.8%
A.O. Smith Corp.	1,767	87,785
Allegion PLC	1,225	142,149
Armstrong World Industries, Inc.	641	59,953
Fortune Brands Home & Security, Inc.	1,813	108,871
Lennox International, Inc.	455	112,549
Masco Corp.	3,767	174,224
Owens Corning	1,394	85,424
Resideo Technologies, Inc. (a)	1,550	14,772
		785,727
Commercial Services & Supplies - 1.1%
ADT, Inc. (b)	1,490	11,533
Cintas Corp.	1,091	293,119
Clean Harbors, Inc. (a)	677	55,825
Copart, Inc. (a)	2,575	212,798
IAA Spinco, Inc. (a)	1,721	65,656
KAR Auction Services, Inc.	1,714	42,610
Republic Services, Inc.	2,778	243,103
Rollins, Inc.	1,840	70,122
Stericycle, Inc. (a)	1,160	66,816
		1,061,582
Construction & Engineering - 0.4%
AECOM (a)	2,046	81,860
Fluor Corp.	1,828	29,449
Jacobs Engineering Group, Inc.	1,716	160,583
Quanta Services, Inc.	1,836	77,204
Valmont Industries, Inc.	274	37,590
		386,686
Electrical Equipment - 0.9%
Acuity Brands, Inc.	515	64,267
AMETEK, Inc.	2,967	271,926
GrafTech International Ltd.	797	9,628
Hubbell, Inc. Class B	712	100,890
nVent Electric PLC	1,949	44,944
Regal Beloit Corp.	538	39,839
Rockwell Automation, Inc.	1,521	261,597
Sensata Technologies, Inc. PLC (a)	2,078	106,373
		899,464
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	733	111,614
Machinery - 4.2%
AGCO Corp.	828	63,499
Allison Transmission Holdings, Inc.	1,443	62,929
Colfax Corp. (a)	1,202	40,387
Crane Co.	645	49,355
Cummins, Inc.	2,006	345,995
Donaldson Co., Inc.	1,652	87,126
Dover Corp.	1,894	196,768
Flowserve Corp.	1,711	83,565
Fortive Corp.	3,851	265,719
Gardner Denver Holdings, Inc. (a)	1,715	54,588
Gates Industrial Corp. PLC (a)	599	5,990
Graco, Inc.	2,153	97,316
IDEX Corp.	983	152,886
Ingersoll-Rand PLC	3,138	398,181
ITT, Inc.	1,150	68,368
Lincoln Electric Holdings, Inc.	776	69,506
Middleby Corp. (a)	717	86,721
Nordson Corp.	748	117,294
Oshkosh Corp.	886	75,647
PACCAR, Inc.	4,422	336,337
Parker Hannifin Corp.	1,675	307,346
Pentair PLC	2,178	90,322
Snap-On, Inc.	716	116,472
Stanley Black & Decker, Inc.	1,976	299,028
Timken Co.	879	43,071
Toro Co.	1,374	105,977
Trinity Industries, Inc.	1,374	27,178
WABCO Holdings, Inc. (a)	665	89,522
Westinghouse Air Brake Co.	2,334	161,910
Woodward, Inc.	715	76,262
Xylem, Inc.	2,343	179,685
		4,154,950
Marine - 0.0%
Kirby Corp. (a)	772	61,112
Professional Services - 1.6%
CoStar Group, Inc. (a)	469	257,725
Equifax, Inc.	1,572	214,908
IHS Markit Ltd. (a)	5,164	361,583
Manpower, Inc.	777	70,645
Nielsen Holdings PLC	4,655	93,845
Robert Half International, Inc.	1,506	86,249
TransUnion Holding Co., Inc.	2,443	201,841
Verisk Analytics, Inc.	2,082	301,265
		1,588,061
Road & Rail - 0.8%
AMERCO	115	46,580
Genesee & Wyoming, Inc. Class A (a)	725	80,497
J.B. Hunt Transport Services, Inc.	1,113	130,844
Kansas City Southern	1,312	184,703
Knight-Swift Transportation Holdings, Inc. Class A	1,606	58,555
Landstar System, Inc.	517	58,499
Lyft, Inc.	441	18,275
Old Dominion Freight Lines, Inc.	843	153,493
Ryder System, Inc.	674	32,777
Schneider National, Inc. Class B	697	15,940
		780,163
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	1,346	59,197
Fastenal Co.	7,462	268,184
HD Supply Holdings, Inc. (a)	2,212	87,462
MSC Industrial Direct Co., Inc. Class A	574	42,023
United Rentals, Inc. (a)	1,008	134,639
Univar, Inc. (a)	2,039	43,757
W.W. Grainger, Inc.	569	175,730
Watsco, Inc.	422	74,399
WESCO International, Inc. (a)	557	27,934
		913,325
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	952	41,069

TOTAL INDUSTRIALS		13,810,783

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	771	188,563
Ciena Corp. (a)	2,016	74,834
CommScope Holding Co., Inc. (a)	2,499	27,989
EchoStar Holding Corp. Class A (a)	622	24,258
F5 Networks, Inc. (a)	775	111,662
Juniper Networks, Inc.	4,433	110,027
Motorola Solutions, Inc.	2,147	357,089
Ubiquiti, Inc.	198	25,065
ViaSat, Inc. (a)	738	50,804
		970,291
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	3,800	381,254
Arrow Electronics, Inc. (a)	1,078	85,464
Avnet, Inc.	1,342	53,090
CDW Corp.	1,887	241,366
Cognex Corp.	2,137	110,034
Coherent, Inc. (a)	318	47,357
Corning, Inc.	10,065	298,226
Dolby Laboratories, Inc. Class A	819	52,686
FLIR Systems, Inc.	1,758	90,642
IPG Photonics Corp. (a)	464	62,306
Jabil, Inc.	1,934	71,210
Keysight Technologies, Inc. (a)	2,447	246,927
Littelfuse, Inc.	314	55,129
National Instruments Corp.	1,705	70,570
SYNNEX Corp.	540	63,580
Trimble, Inc. (a)	3,278	130,596
Zebra Technologies Corp. Class A (a)	697	165,795
		2,226,232
IT Services - 5.3%
Akamai Technologies, Inc. (a)	2,100	181,650
Alliance Data Systems Corp.	526	52,600
Amdocs Ltd.	1,772	115,534
Black Knight, Inc. (a)	1,879	120,632
Booz Allen Hamilton Holding Corp. Class A	1,782	125,399
Broadridge Financial Solutions, Inc.	1,485	185,952
CACI International, Inc. Class A (a)	320	71,600
CoreLogic, Inc. (a)	1,038	42,029
DXC Technology Co.	3,392	93,857
EPAM Systems, Inc. (a)	675	118,773
Euronet Worldwide, Inc. (a)	654	91,606
Fiserv, Inc. (a)	7,359	781,054
FleetCor Technologies, Inc. (a)	1,112	327,173
Gartner, Inc. (a)	1,137	175,189
Genpact Ltd.	2,278	89,229
Global Payments, Inc.	3,891	658,279
GoDaddy, Inc. (a)	2,297	149,374
Jack Henry & Associates, Inc.	999	141,418
Leidos Holdings, Inc.	1,771	152,713
MongoDB, Inc. Class A (a)(b)	542	69,251
Okta, Inc. (a)	1,327	144,736
Paychex, Inc.	4,192	350,619
Sabre Corp.	3,572	83,871
Square, Inc. (a)	4,425	271,828
Switch, Inc. Class A	757	11,181
The Western Union Co.	5,541	138,857
Twilio, Inc. Class A (a)	1,554	150,054
VeriSign, Inc. (a)	1,372	260,707
WEX, Inc. (a)	563	106,508
		5,261,673
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	13,062	443,194
Cree, Inc. (a)	1,365	65,151
Cypress Semiconductor Corp.	4,806	111,836
Entegris, Inc.	1,757	84,336
First Solar, Inc. (a)	1,073	55,571
KLA-Tencor Corp.	2,078	351,265
Lam Research Corp.	1,882	510,097
Marvell Technology Group Ltd.	8,564	208,876
Maxim Integrated Products, Inc.	3,530	207,070
Microchip Technology, Inc.	3,033	285,982
MKS Instruments, Inc.	704	76,187
Monolithic Power Systems, Inc.	543	81,407
ON Semiconductor Corp. (a)	5,323	108,589
Qorvo, Inc. (a)	1,535	124,120
Skyworks Solutions, Inc.	2,252	205,067
Teradyne, Inc.	2,230	136,521
Universal Display Corp.	556	111,300
Xilinx, Inc.	3,315	300,803
		3,467,372
Software - 4.5%
2U, Inc. (a)	745	13,354
Alteryx, Inc. Class A (a)	591	54,077
Anaplan, Inc.	1,095	51,684
ANSYS, Inc. (a)	1,087	239,303
Aspen Technology, Inc. (a)	893	102,793
Atlassian Corp. PLC (a)	1,374	165,965
Avalara, Inc. (a)	596	42,316
Cadence Design Systems, Inc. (a)	3,633	237,417
CDK Global, Inc.	1,581	79,904
Cerence, Inc. (a)	450	6,975
Ceridian HCM Holding, Inc. (a)	1,051	50,711
Citrix Systems, Inc.	1,632	177,660
Coupa Software, Inc. (a)	799	109,855
DocuSign, Inc. (a)	1,993	131,917
Dropbox, Inc. Class A (a)	2,773	54,961
Dynatrace, Inc.	490	9,913
Elastic NV	570	41,046
Fair Isaac Corp. (a)	371	112,799
FireEye, Inc. (a)	2,601	41,200
Fortinet, Inc. (a)	1,871	152,599
Guidewire Software, Inc. (a)	1,069	120,519
HubSpot, Inc. (a)	518	80,342
LogMeIn, Inc.	638	41,904
Manhattan Associates, Inc. (a)	837	62,733
Medallia, Inc.	208	6,049
New Relic, Inc. (a)	646	41,383
Nuance Communications, Inc. (a)	3,757	61,314
Nutanix, Inc. Class A (a)	1,831	53,502
Pagerduty, Inc.	138	3,173
Palo Alto Networks, Inc. (a)	1,224	278,325
Parametric Technology Corp. (a)	1,346	90,061
Paycom Software, Inc. (a)	640	135,379
Paylocity Holding Corp. (a)	422	43,297
Pegasystems, Inc.	502	37,755
Pluralsight, Inc. (a)	785	14,193
Proofpoint, Inc. (a)	711	82,028
RealPage, Inc. (a)	1,024	62,003
RingCentral, Inc. (a)	928	149,891
Smartsheet, Inc. (a)	1,142	44,995
SolarWinds, Inc. (a)	566	10,726
Splunk, Inc. (a)	1,959	235,002
SS&C Technologies Holdings, Inc.	2,893	150,465
Symantec Corp.	7,559	172,950
Synopsys, Inc. (a)	1,948	264,441
Teradata Corp. (a)	1,466	43,877
The Trade Desk, Inc. (a)	502	100,802
Tyler Technologies, Inc. (a)	494	132,649
Zendesk, Inc. (a)	1,416	100,040
Zscaler, Inc. (a)	810	35,624
		4,531,871
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	17,496	287,109
NCR Corp. (a)	1,548	45,217
NetApp, Inc.	3,111	173,843
Pure Storage, Inc. Class A (a)	2,991	58,205
Western Digital Corp.	3,822	197,406
Xerox Holdings Corp.	2,394	81,228
		843,008

TOTAL INFORMATION TECHNOLOGY		17,300,447

MATERIALS - 5.1%
Chemicals - 1.9%
Albemarle Corp. U.S.	1,364	82,849
Ashland Global Holdings, Inc.	787	60,890
Axalta Coating Systems Ltd. (a)	2,680	79,033
Cabot Corp.	755	32,910
Celanese Corp. Class A	1,614	195,536
CF Industries Holdings, Inc.	2,843	128,930
Corteva, Inc.	9,782	258,049
Eastman Chemical Co.	1,776	135,047
Element Solutions, Inc. (a)	2,964	32,189
FMC Corp.	1,715	156,923
Huntsman Corp.	2,871	63,535
International Flavors & Fragrances, Inc. (b)	1,389	169,472
NewMarket Corp.	89	43,209
Olin Corp.	2,119	38,862
RPM International, Inc.	1,666	120,668
The Chemours Co. LLC	2,126	34,888
The Mosaic Co.	4,563	90,712
The Scotts Miracle-Gro Co. Class A	514	51,600
Valvoline, Inc.	2,457	52,432
W.R. Grace & Co.	746	49,572
Westlake Chemical Corp.	463	29,257
		1,906,563
Construction Materials - 0.5%
Eagle Materials, Inc.	546	49,872
Martin Marietta Materials, Inc.	814	213,195
Vulcan Materials Co.	1,713	244,736
		507,803
Containers & Packaging - 1.5%
Aptargroup, Inc.	829	97,946
Ardagh Group SA	252	4,705
Avery Dennison Corp.	1,099	140,518
Ball Corp.	4,306	301,291
Berry Global Group, Inc. (a)	1,709	70,941
Crown Holdings, Inc. (a)	1,698	123,682
Graphic Packaging Holding Co.	3,845	60,213
International Paper Co.	5,126	223,904
Owens-Illinois, Inc.	2,036	17,306
Packaging Corp. of America	1,226	134,198
Sealed Air Corp.	2,015	84,167
Silgan Holdings, Inc.	1,034	31,816
Sonoco Products Co.	1,292	74,548
WestRock Co.	3,307	123,583
		1,488,818
Metals & Mining - 1.2%
Alcoa Corp. (a)	2,398	49,854
Freeport-McMoRan, Inc.	18,942	186,010
Newmont Goldcorp Corp.	10,660	423,522
Nucor Corp.	3,983	214,485
Reliance Steel & Aluminum Co.	845	98,054
Royal Gold, Inc.	852	98,355
Steel Dynamics, Inc.	2,732	82,944
United States Steel Corp. (b)	2,241	25,794
		1,179,018
Paper & Forest Products - 0.0%
Domtar Corp.	823	29,949

TOTAL MATERIALS		5,112,151

REAL ESTATE - 10.2%
Equity Real Estate Investment Trusts (REITs) - 9.8%
Alexandria Real Estate Equities, Inc.	1,456	231,140
American Campus Communities, Inc.	1,774	88,665
American Homes 4 Rent Class A	3,331	88,172
Americold Realty Trust	2,485	99,624
Apartment Investment & Management Co. Class A	1,917	105,205
Apple Hospitality (REIT), Inc.	2,698	44,463
AvalonBay Communities, Inc.	1,815	395,053
Boston Properties, Inc.	2,017	276,732
Brandywine Realty Trust (SBI)	2,270	34,686
Brixmor Property Group, Inc.	3,870	85,217
Brookfield Property REIT, Inc. Class A	985	18,617
Camden Property Trust (SBI)	1,216	139,074
Colony Capital, Inc.	6,148	34,429
Columbia Property Trust, Inc.	1,509	30,965
CoreSite Realty Corp.	477	56,048
Corporate Office Properties Trust (SBI)	1,443	42,771
Cousins Properties, Inc.	1,900	76,247
CubeSmart	2,487	78,838
CyrusOne, Inc.	1,461	104,140
DDR Corp.	1,846	28,668
Digital Realty Trust, Inc.	2,708	344,024
Douglas Emmett, Inc.	2,166	93,831
Duke Realty Corp.	4,695	164,982
Empire State Realty Trust, Inc.	1,949	28,202
EPR Properties	1,004	78,101
Equity Commonwealth	1,593	51,263
Equity Lifestyle Properties, Inc.	2,256	157,785
Equity Residential (SBI)	4,771	422,997
Essex Property Trust, Inc.	853	279,042
Extra Space Storage, Inc.	1,611	180,867
Federal Realty Investment Trust (SBI)	977	132,882
Gaming & Leisure Properties	2,632	106,228
HCP, Inc.	6,411	241,182
Healthcare Trust of America, Inc.	2,660	82,460
Highwoods Properties, Inc. (SBI)	1,316	61,589
Hospitality Properties Trust (SBI)	2,150	54,395
Host Hotels & Resorts, Inc.	9,451	154,902
Hudson Pacific Properties, Inc.	1,995	71,660
Invitation Homes, Inc.	6,221	191,545
Iron Mountain, Inc.	3,703	121,458
JBG SMITH Properties	1,600	64,416
Kilroy Realty Corp.	1,285	107,850
Kimco Realty Corp.	5,284	113,923
Lamar Advertising Co. Class A	1,103	88,251
Liberty Property Trust (SBI)	2,018	119,203
Life Storage, Inc.	605	65,897
Medical Properties Trust, Inc.	5,740	118,990
Mid-America Apartment Communities, Inc.	1,480	205,705
National Retail Properties, Inc.	2,125	125,184
Omega Healthcare Investors, Inc.	2,773	122,123
Outfront Media, Inc.	1,861	48,963
Paramount Group, Inc.	2,660	35,830
Park Hotels & Resorts, Inc.	3,118	72,494
Rayonier, Inc.	1,699	45,839
Realty Income Corp.	4,150	339,429
Regency Centers Corp.	2,174	146,180
Retail Properties America, Inc.	2,764	38,033
SBA Communications Corp. Class A	1,462	351,830
SL Green Realty Corp.	1,069	89,368
Spirit Realty Capital, Inc.	1,167	58,163
Store Capital Corp.	2,737	110,849
Sun Communities, Inc.	1,154	187,698
Taubman Centers, Inc.	773	27,658
The Macerich Co.	1,819	50,023
UDR, Inc.	3,798	190,850
Ventas, Inc.	4,854	315,995
VEREIT, Inc.	13,702	134,828
VICI Properties, Inc.	6,032	142,054
Vornado Realty Trust	2,259	148,258
Weingarten Realty Investors (SBI)	1,595	50,609
Welltower, Inc.	5,283	479,115
Weyerhaeuser Co.	9,715	283,775
WP Carey, Inc.	2,204	202,900
		9,760,432
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	4,365	233,746
Howard Hughes Corp. (a)	524	58,594
Jones Lang LaSalle, Inc.	669	98,022
		390,362

TOTAL REAL ESTATE		10,150,794

UTILITIES - 7.0%
Electric Utilities - 2.9%
Alliant Energy Corp.	3,103	165,514
Avangrid, Inc.	725	36,286
Edison International	4,564	287,076
Entergy Corp.	2,593	314,998
Evergy, Inc.	3,068	196,076
Eversource Energy	4,236	354,723
FirstEnergy Corp.	6,930	334,858
Hawaiian Electric Industries, Inc.	1,420	64,113
IDACORP, Inc.	658	70,814
OGE Energy Corp.	2,597	111,827
PG&E Corp. (a)	6,848	42,252
Pinnacle West Capital Corp.	1,455	136,945
PPL Corp.	9,432	315,878
Xcel Energy, Inc.	6,711	426,216
		2,857,576
Gas Utilities - 0.4%
Atmos Energy Corp.	1,525	171,532
National Fuel Gas Co.	1,053	47,711
UGI Corp.	2,704	128,900
		348,143
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	3,287	131,874
The AES Corp.	8,656	147,585
Vistra Energy Corp.	5,507	148,854
		428,313
Multi-Utilities - 2.9%
Ameren Corp.	3,194	248,174
CenterPoint Energy, Inc.	6,530	189,827
CMS Energy Corp.	3,691	235,929
Consolidated Edison, Inc.	4,338	400,050
DTE Energy Co.	2,383	303,404
MDU Resources Group, Inc.	2,569	74,218
NiSource, Inc.	4,868	136,499
Public Service Enterprise Group, Inc.	6,580	416,580
Sempra Energy	3,586	518,213
WEC Energy Group, Inc.	4,129	389,778
		2,912,672
Water Utilities - 0.4%
American Water Works Co., Inc.	2,359	290,794
Aqua America, Inc.	2,806	127,196
		417,990

TOTAL UTILITIES		6,964,694

TOTAL COMMON STOCKS
(Cost $92,886,381)		99,495,079

Money Market Funds - 0.6%
Fidelity Cash Central Fund 1.83% (c)	247,641	247,691
Fidelity Securities Lending Cash Central Fund 1.84% (c)(d)	417,412	417,454
TOTAL MONEY MARKET FUNDS
(Cost $665,145)		665,145
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $93,551,526)		100,160,224
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(445,336)
NET ASSETS - 100%		$99,714,888

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	Dec. 2019	$195,500	$7,467	$7,467

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,397
Fidelity Securities Lending Cash Central Fund	5,325
Total	$9,722

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$4,060,105	$4,060,105	$--	$--
Consumer Discretionary	11,530,022	11,530,022	--	--
Consumer Staples	3,954,059	3,954,059	--	--
Energy	3,654,081	3,654,081	--	--
Financials	13,184,319	13,184,319	--	--
Health Care	9,773,624	9,773,624	--	--
Industrials	13,810,783	13,810,783	--	--
Information Technology	17,300,447	17,300,447	--	--
Materials	5,112,151	5,112,151	--	--
Real Estate	10,150,794	10,150,794	--	--
Utilities	6,964,694	6,964,694	--	--
Money Market Funds	665,145	665,145	--	--
Total Investments in Securities:	$100,160,224	$100,160,224	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$7,467	$7,467	$--	$--
Total Assets	$7,467	$7,467	$--	$--
Total Derivative Instruments:	$7,467	$7,467	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$7,467	$0
Total Equity Risk	7,467	0
Total Value of Derivatives	$7,467	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $400,554) — See accompanying schedule: Unaffiliated issuers (cost $92,886,381)	$99,495,079
Fidelity Central Funds (cost $665,145)	665,145
Total Investment in Securities (cost $93,551,526)		$100,160,224
Segregated cash with brokers for derivative instruments		7,700
Cash		2,162
Receivable for fund shares sold		155,433
Dividends receivable		44,308
Distributions receivable from Fidelity Central Funds		3,457
Total assets		100,373,284
Liabilities
Payable for investments purchased	$118,318
Payable for fund shares redeemed	121,148
Payable for daily variation margin on futures contracts	1,470
Collateral on securities loaned	417,460
Total liabilities		658,396
Net Assets		$99,714,888
Net Assets consist of:
Paid in capital		$92,080,939
Total accumulated earnings (loss)		7,633,949
Net Assets, for 8,024,539 shares outstanding		$99,714,888
Net Asset Value, offering price and redemption price per share ($99,714,888 ÷ 8,024,539 shares)		$12.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$717,239
Income from Fidelity Central Funds (including $5,325 from security lending)		9,722
Total income		726,961
Expenses
Independent trustees' fees and expenses	$158
Commitment fees	97
Total expenses before reductions	255
Expense reductions	(53)
Total expenses after reductions		202
Net investment income (loss)		726,759
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	876,725
Fidelity Central Funds	51
Futures contracts	(6,826)
Total net realized gain (loss)		869,950
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	211,015
Fidelity Central Funds	(38)
Futures contracts	(10,841)
Total change in net unrealized appreciation (depreciation)		200,136
Net gain (loss)		1,070,086
Net increase (decrease) in net assets resulting from operations		$1,796,845

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$726,759	$1,106,843
Net realized gain (loss)	869,950	(146,494)
Change in net unrealized appreciation (depreciation)	200,136	6,353,794
Net increase (decrease) in net assets resulting from operations	1,796,845	7,314,143
Distributions to shareholders	(220,520)	(1,190,626)
Share transactions
Proceeds from sales of shares	34,947,560	45,261,175
Reinvestment of distributions	58,842	322,533
Cost of shares redeemed	(13,633,955)	(29,828,891)
Net increase (decrease) in net assets resulting from share transactions	21,372,447	15,754,817
Total increase (decrease) in net assets	22,948,772	21,878,334
Net Assets
Beginning of period	76,766,116	54,887,782
End of period	$99,714,888	$76,766,116
Other Information
Shares
Sold	2,863,467	3,946,892
Issued in reinvestment of distributions	4,920	29,694
Redeemed	(1,118,339)	(2,567,677)
Net increase (decrease)	1,750,048	1,408,909

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Mid Cap Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.23	$11.28	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.20	.16	.02
Net realized and unrealized gain (loss)	.12	.98	.98	.17
Total from investment operations	.23	1.18	1.14	.19
Distributions from net investment income	(.03)	(.19)	(.04)	–
Distributions from net realized gain	–	(.05)	(.01)	–
Total distributions	(.03)	(.23)C	(.05)	–
Net asset value, end of period	$12.43	$12.23	$11.28	$10.19
Total ReturnD,E	1.92%	10.75%	11.19%	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	-%	- %I
Expenses net of all reductionsH	- %I	-%	-%	- %I
Net investment income (loss)	1.74%I	1.76%	1.46%	1.24%I
Supplemental Data
Net assets, end of period (000 omitted)	$99,715	$76,766	$54,888	$306
Portfolio turnover rateJ	19%I	25%	25%K	1%L

 A For the period March 9, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.046 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Flex Mid Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to, futures contracts, partnerships, short-term gain distribution from underlying funds and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,874,027
Gross unrealized depreciation	(6,782,020)
Net unrealized appreciation (depreciation)	$6,092,007
Tax cost	$94,075,684

The Fund elected to defer to its next fiscal year approximately $122,272 of capital losses recognized during the period November 1, 2018 to April 31, 2019.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $30,834,774 and $8,112,354, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $97 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were $12 from securities loaned to NFS.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $53.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Actual	- %-C	$1,000.00	$1,019.20	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Mid Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement (the Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreement with Geode (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including its size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, with which the Board is familiar through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

At its July 2018 meeting, the Board approved amended and restated sub-advisory agreements for the fund (effective August 1, 2018) that lowered the sub-advisory fee rates that FMR pays to the sub-advisers.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

ZMP-SANN-1219
1.9881626.102

Fidelity Flex℠ Funds

Fidelity Flex℠ Small Cap Index Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
Novocure Ltd.	0.3
Haemonetics Corp.	0.3
Generac Holdings, Inc.	0.3
Teladoc Health, Inc.	0.3
First Industrial Realty Trust, Inc.	0.3
Rexford Industrial Realty, Inc.	0.3
Trex Co., Inc.	0.3
Radian Group, Inc.	0.3
Portland General Electric Co.	0.3
Aaron's, Inc. Class A	0.3
3.0

Top Market Sectors as of October 31, 2019

% of fund's net assets
Financials	18.1
Health Care	16.4
Industrials	16.2
Information Technology	13.5
Consumer Discretionary	10.9
Real Estate	8.3
Utilities	4.0
Materials	3.8
Energy	3.1
Consumer Staples	2.9

Asset Allocation (% of fund's net assets)

As of October 31, 2019 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.6%

Percentages are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.6%
ATN International, Inc.	475	$28,134
Bandwidth, Inc. (a)	705	39,586
Cincinnati Bell, Inc. (a)	2,283	11,666
Cogent Communications Group, Inc.	1,822	106,842
Consolidated Communications Holdings, Inc.	3,111	12,444
Frontier Communications Corp. (a)(b)	5,056	4,601
IDT Corp. Class B (a)	759	5,169
Intelsat SA (a)	2,962	75,205
Iridium Communications, Inc. (a)	4,317	105,637
Ooma, Inc. (a)	899	10,204
ORBCOMM, Inc. (a)	3,016	12,094
Pareteum Corp. (a)	4,468	1,653
PDVWireless, Inc. (a)	476	19,307
Vonage Holdings Corp. (a)	9,768	95,433
		527,975
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A (b)	2,290	21,457
Eros International PLC (a)	3,050	6,832
Gaia, Inc. Class A (a)	397	2,751
Glu Mobile, Inc. (a)	4,938	29,282
IMAX Corp. (a)	2,224	47,482
LiveXLive Media, Inc. (a)	1,682	2,859
Marcus Corp.	942	34,006
Reading International, Inc. Class A (a)	692	7,868
Rosetta Stone, Inc. (a)	866	16,593
		169,130
Interactive Media & Services - 0.5%
Care.com, Inc. (a)	986	11,516
CarGurus, Inc. Class A (a)	3,236	108,697
Cars.com, Inc. (a)	2,918	33,003
DHI Group, Inc. (a)	2,464	8,920
Eventbrite, Inc. (a)	1,603	28,822
EverQuote, Inc. Class A (a)	386	7,836
Liberty TripAdvisor Holdings, Inc. (a)	3,251	31,372
MeetMe, Inc. (a)	3,364	14,331
QuinStreet, Inc. (a)	1,970	25,275
Travelzoo, Inc. (a)	228	2,307
TrueCar, Inc. (a)	4,337	14,225
Yelp, Inc. (a)	2,995	103,357
		389,661
Media - 1.0%
Boston Omaha Corp. (a)	471	10,579
Cardlytics, Inc. (a)	596	24,978
Cbdmd, Inc. (a)(b)	371	1,306
Central European Media Enterprises Ltd. Class A (a)	3,892	17,456
Clear Channel Outdoor Holdings, Inc. (a)	2,052	4,781
comScore, Inc. (a)	1,818	4,200
Cumulus Media, Inc. (a)	700	9,583
Daily Journal Corp. (a)	50	14,051
E.W. Scripps Co. Class A	2,356	31,653
Emerald Expositions Events, Inc.	1,107	10,760
Entercom Communications Corp. Class A	5,430	18,896
Entravision Communication Corp. Class A	2,940	8,350
Fluent, Inc. (a)	1,643	3,828
Gannett Co., Inc.	4,555	49,422
Gray Television, Inc. (a)	3,928	64,458
Hemisphere Media Group, Inc. (a)	781	10,083
Lee Enterprises, Inc. (a)	2,000	3,620
Liberty Latin America Ltd.:
Class A (a)	1,849	34,558
Class C (a)	5,163	95,051
Liberty Media Corp.:
Liberty Braves Class A (a)	507	14,967
Liberty Braves Class C (a)	1,556	45,762
Loral Space & Communications Ltd. (a)	537	21,475
Marchex, Inc. Class B (a)	1,345	4,452
MDC Partners, Inc. Class A (a)	2,318	7,255
Meredith Corp.	1,747	65,862
MSG Network, Inc. Class A (a)	2,652	42,989
National CineMedia, Inc.	2,614	21,945
New Media Investment Group, Inc.	2,658	23,417
Saga Communications, Inc. Class A	130	3,922
Scholastic Corp.	1,282	49,357
TechTarget, Inc. (a)	959	23,400
Tegna, Inc.	9,522	143,116
Tribune Publishing Co.	717	6,424
WideOpenWest, Inc. (a)	926	5,880
		897,836
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	1,858	17,595
Gogo, Inc. (a)	2,452	15,080
Shenandoah Telecommunications Co.	2,101	67,568
Spok Holdings, Inc.	694	8,259
		108,502

TOTAL COMMUNICATION SERVICES		2,093,104

CONSUMER DISCRETIONARY - 10.9%
Auto Components - 1.1%
Adient PLC	3,822	80,988
American Axle & Manufacturing Holdings, Inc. (a)	4,892	40,897
Cooper Tire & Rubber Co.	2,193	61,930
Cooper-Standard Holding, Inc. (a)	709	22,589
Dana, Inc.	6,323	102,622
Dorman Products, Inc. (a)	1,163	83,678
Fox Factory Holding Corp. (a)	1,632	99,454
Gentherm, Inc. (a)	1,422	59,397
LCI Industries	1,057	102,656
Modine Manufacturing Co. (a)	2,151	24,586
Motorcar Parts of America, Inc. (a)	799	15,229
Standard Motor Products, Inc.	916	47,962
Stoneridge, Inc. (a)	1,140	35,203
Tenneco, Inc.	2,188	27,547
Visteon Corp. (a)	1,215	113,019
		917,757
Automobiles - 0.1%
Winnebago Industries, Inc.	1,347	64,750
Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,954	59,636
Funko, Inc. (a)	795	14,310
Weyco Group, Inc.	257	6,340
		80,286
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (a)	2,427	72,276
American Public Education, Inc. (a)	695	15,095
Career Education Corp. (a)	3,013	42,664
Carriage Services, Inc.	741	19,088
Chegg, Inc. (a)	5,055	154,986
Collectors Universe, Inc.	360	10,318
Houghton Mifflin Harcourt Co. (a)	4,547	29,374
K12, Inc. (a)	1,687	33,386
Laureate Education, Inc. Class A (a)	4,556	70,413
OneSpaWorld Holdings Ltd. (a)	1,996	31,038
Regis Corp. (a)	1,271	26,183
Select Interior Concepts, Inc. (a)	930	10,658
Strategic Education, Inc.	926	113,926
Weight Watchers International, Inc. (a)	2,013	70,193
		699,598
Hotels, Restaurants & Leisure - 2.7%
BFC Financial Corp. Class A	2,725	12,181
Biglari Holdings, Inc. (a)	35	2,922
BJ's Restaurants, Inc.	872	34,522
Bloomin' Brands, Inc.	3,752	74,327
Bluegreen Vacations Corp.	255	2,451
Boyd Gaming Corp.	3,526	96,084
Brinker International, Inc.	1,618	71,920
Carrols Restaurant Group, Inc. (a)	1,540	10,980
Century Casinos, Inc. (a)	1,244	9,193
Churchill Downs, Inc.	1,524	198,105
Chuy's Holdings, Inc. (a)	714	17,400
Cracker Barrel Old Country Store, Inc.	837	130,154
Dave & Buster's Entertainment, Inc.	1,573	62,574
Del Taco Restaurants, Inc. (a)	1,206	9,208
Denny's Corp. (a)	2,531	50,924
Dine Brands Global, Inc.	715	52,302
Drive Shack, Inc. (a)	2,648	10,566
El Pollo Loco Holdings, Inc. (a)	834	9,691
Eldorado Resorts, Inc. (a)(b)	2,872	128,579
Empire Resorts, Inc. (a)	126	1,223
Everi Holdings, Inc. (a)	3,014	30,321
Fiesta Restaurant Group, Inc. (a)	1,099	9,446
Golden Entertainment, Inc. (a)	679	9,832
Habit Restaurants, Inc. Class A (a)	807	8,482
Inspired Entertainment, Inc. (a)	337	2,477
J. Alexanders Holdings, Inc. (a)	662	6,388
Jack in the Box, Inc.	1,125	94,523
Kura Sushi U.S.A., Inc. Class A (a)	139	2,565
Lindblad Expeditions Holdings (a)	995	15,661
Marriott Vacations Worldwide Corp.	1,875	206,119
Monarch Casino & Resort, Inc. (a)	474	20,472
Nathan's Famous, Inc.	123	9,360
Noodles & Co. (a)	1,367	7,286
Papa John's International, Inc.	951	55,681
Penn National Gaming, Inc. (a)	4,731	100,841
PlayAGS, Inc. (a)	1,125	12,983
Potbelly Corp. (a)	765	3,251
RCI Hospitality Holdings, Inc.	364	6,825
Red Lion Hotels Corp. (a)	1,119	6,714
Red Robin Gourmet Burgers, Inc. (a)	546	16,653
Red Rock Resorts, Inc.	3,059	66,625
Ruth's Hospitality Group, Inc.	1,192	24,531
Scientific Games Corp. Class A (a)	2,408	57,768
SeaWorld Entertainment, Inc. (a)	2,059	54,399
Shake Shack, Inc. Class A (a)	1,261	103,755
Target Hospitality Corp. (a)	1,572	8,709
Texas Roadhouse, Inc. Class A	2,877	162,551
The Cheesecake Factory, Inc.	1,842	76,977
Twin River Worldwide Holdings, Inc.	851	21,360
Wingstop, Inc.	1,281	106,874
		2,294,735
Household Durables - 1.8%
Bassett Furniture Industries, Inc.	481	7,335
Beazer Homes U.S.A., Inc. (a)	1,287	19,318
Cavco Industries, Inc. (a)	370	70,911
Century Communities, Inc. (a)	1,188	35,842
Ethan Allen Interiors, Inc.	1,005	19,809
Flexsteel Industries, Inc.	362	5,998
GoPro, Inc. Class A (a)	5,367	22,327
Green Brick Partners, Inc. (a)	1,073	10,805
Hamilton Beach Brands Holding Co. Class A	275	5,129
Helen of Troy Ltd. (a)	1,087	162,789
Hooker Furniture Corp.	536	12,687
Installed Building Products, Inc. (a)	982	64,046
iRobot Corp. (a)(b)	1,180	56,711
KB Home	3,745	133,659
La-Z-Boy, Inc.	1,932	68,605
Legacy Housing Corp.	243	3,852
LGI Homes, Inc. (a)	867	68,042
Lifetime Brands, Inc.	553	4,418
Lovesac (a)	368	6,009
M.D.C. Holdings, Inc.	2,143	82,956
M/I Homes, Inc. (a)	1,162	51,337
Meritage Homes Corp. (a)	1,583	114,118
Purple Innovation, Inc. (a)	141	1,019
Skyline Champion Corp. (a)	2,200	62,106
Sonos, Inc. (a)	3,084	40,339
Taylor Morrison Home Corp. (a)	4,599	115,205
TopBuild Corp. (a)	1,473	153,089
TRI Pointe Homes, Inc. (a)	6,077	95,652
Tupperware Brands Corp.	2,182	21,013
Universal Electronics, Inc. (a)	589	30,699
William Lyon Homes, Inc. (a)	1,374	26,587
Zagg, Inc. (a)	1,265	9,323
		1,581,735
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	1,023	14,588
Duluth Holdings, Inc. (a)	376	3,474
Groupon, Inc. (a)	19,693	54,747
Lands' End, Inc. (a)	492	5,938
Leaf Group Ltd. (a)	599	1,779
Liquidity Services, Inc. (a)	1,098	7,126
Overstock.com, Inc. (a)	1,130	11,899
PetMed Express, Inc.	898	21,027
Quotient Technology, Inc. (a)	3,219	27,716
Shutterstock, Inc. (a)	837	33,965
Stamps.com, Inc. (a)	725	61,212
Stitch Fix, Inc. (a)(b)	1,794	41,011
The RealReal, Inc.	777	17,956
The Rubicon Project, Inc. (a)	2,117	17,995
Waitr Holdings, Inc. (a)(b)	1,974	858
		321,291
Leisure Products - 0.3%
Acushnet Holdings Corp.	1,486	42,277
American Outdoor Brands Corp. (a)	2,278	16,128
Callaway Golf Co.	4,141	83,731
Clarus Corp.	1,045	13,324
Escalade, Inc.	367	4,206
Johnson Outdoors, Inc. Class A	228	13,349
Malibu Boats, Inc. Class A (a)	912	29,749
Marine Products Corp.	254	3,409
MCBC Holdings, Inc. (a)	855	13,466
Sturm, Ruger & Co., Inc.	734	33,588
Vista Outdoor, Inc. (a)	2,543	17,038
YETI Holdings, Inc. (b)	1,365	45,468
		315,733
Multiline Retail - 0.1%
Big Lots, Inc.	1,699	36,817
Dillard's, Inc. Class A (b)	446	30,765
JC Penney Corp., Inc. (a)(b)	13,483	13,483
		81,065
Specialty Retail - 2.6%
Aaron's, Inc. Class A	2,932	219,695
Abercrombie & Fitch Co. Class A	2,863	46,352
America's Car Mart, Inc. (a)	273	24,840
American Eagle Outfitters, Inc.	7,046	108,367
Asbury Automotive Group, Inc. (a)	832	85,804
Ascena Retail Group, Inc. (a)	6,649	2,342
At Home Group, Inc. (a)	2,094	17,841
Barnes & Noble Education, Inc. (a)	1,949	8,010
Bed Bath & Beyond, Inc. (b)	5,276	72,281
Boot Barn Holdings, Inc. (a)	1,224	42,901
Caleres, Inc.	1,784	38,392
Camping World Holdings, Inc.	1,521	14,373
Chico's FAS, Inc.	5,341	18,373
Citi Trends, Inc.	452	8,068
Conn's, Inc. (a)	864	20,900
DSW, Inc. Class A	2,840	46,860
Express, Inc. (a)	2,958	9,525
GameStop Corp. Class A (b)	3,750	20,400
Genesco, Inc. (a)	701	27,234
GNC Holdings, Inc. Class A (a)	3,740	9,874
Group 1 Automotive, Inc.	776	77,165
Guess?, Inc.	2,187	36,632
Haverty Furniture Companies, Inc.	802	14,548
Hibbett Sports, Inc. (a)	814	19,422
Hudson Ltd. (a)	1,663	20,654
J.Jill, Inc. (b)	544	941
Lithia Motors, Inc. Class A (sub. vtg.)	960	151,181
Lumber Liquidators Holdings, Inc. (a)	1,221	11,270
MarineMax, Inc. (a)	852	13,163
Michaels Companies, Inc. (a)	3,705	32,345
Monro, Inc.	1,426	99,977
Murphy U.S.A., Inc. (a)	1,317	155,314
National Vision Holdings, Inc. (a)	3,380	80,444
Office Depot, Inc.	23,896	49,226
Party City Holdco, Inc. (a)(b)	2,295	12,898
Rent-A-Center, Inc.	2,117	54,767
RH (a)(b)	720	130,824
RTW Retailwinds, Inc. (a)	1,023	1,514
Sally Beauty Holdings, Inc. (a)	5,295	82,073
Shoe Carnival, Inc.	411	13,641
Signet Jewelers Ltd.	2,205	35,368
Sleep Number Corp. (a)	1,254	60,342
Sonic Automotive, Inc. Class A (sub. vtg.)	1,045	33,680
Sportsman's Warehouse Holdings, Inc. (a)	2,071	14,104
Tailored Brands, Inc. (b)	2,157	10,008
The Buckle, Inc.	1,268	26,527
The Cato Corp. Class A (sub. vtg.)	949	16,598
The Children's Place Retail Stores, Inc.	687	56,272
The Container Store Group, Inc. (a)	539	2,275
Tile Shop Holdings, Inc.	1,506	2,530
Tilly's, Inc.	1,004	10,301
Winmark Corp.	104	18,720
Zumiez, Inc. (a)	880	28,081
		2,215,237
Textiles, Apparel & Luxury Goods - 0.9%
Centric Brands, Inc. (a)	631	1,578
Crocs, Inc. (a)	2,704	94,613
Culp, Inc.	475	7,348
Deckers Outdoor Corp. (a)	1,272	194,489
Delta Apparel, Inc. (a)	285	7,111
Fossil Group, Inc. (a)(b)	1,996	21,716
G-III Apparel Group Ltd. (a)	1,945	48,839
Kontoor Brands, Inc.	1,941	73,758
Movado Group, Inc.	649	16,906
Oxford Industries, Inc.	730	50,268
Rocky Brands, Inc.	308	8,565
Steven Madden Ltd.	3,655	150,513
Superior Group of Companies, Inc.	485	7,018
Unifi, Inc. (a)	642	17,527
Vera Bradley, Inc. (a)	912	9,813
Vince Holding Corp. (a)	118	2,492
Wolverine World Wide, Inc.	3,624	107,560
		820,114

TOTAL CONSUMER DISCRETIONARY		9,392,301

CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	364	136,303
Celsius Holdings, Inc. (a)	1,052	3,703
Coca-Cola Bottling Co. Consolidated	205	56,244
Craft Brew Alliance, Inc. (a)	444	3,237
MGP Ingredients, Inc.	554	23,761
National Beverage Corp.	516	22,683
New Age Beverages Corp. (a)	3,024	8,135
Primo Water Corp. (a)	1,487	17,985
		272,051
Food & Staples Retailing - 0.7%
Andersons, Inc.	1,353	24,922
BJ's Wholesale Club Holdings, Inc. (a)	4,853	129,575
Chefs' Warehouse Holdings (a)	1,054	34,914
HF Foods Group, Inc. (a)	350	6,801
Ingles Markets, Inc. Class A	614	24,210
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	312	2,736
Performance Food Group Co. (a)	4,459	189,998
PriceSmart, Inc.	1,010	74,841
Rite Aid Corp. (a)(b)	2,296	21,123
SpartanNash Co.	1,579	20,677
United Natural Foods, Inc. (a)	2,326	17,445
Village Super Market, Inc. Class A	479	12,694
Weis Markets, Inc.	406	15,627
		575,563
Food Products - 1.2%
Alico, Inc.	198	6,504
B&G Foods, Inc. Class A (b)	2,890	44,940
Bridgford Foods Corp. (a)	75	1,850
Cal-Maine Foods, Inc.	1,374	54,809
Calavo Growers, Inc.	698	60,538
Darling International, Inc. (a)	7,182	138,613
Dean Foods Co.	3,591	3,519
Farmer Brothers Co. (a)	408	5,235
Fresh Del Monte Produce, Inc.	1,343	42,842
Freshpet, Inc. (a)	1,499	78,338
Hostess Brands, Inc. Class A (a)	5,135	65,625
J&J Snack Foods Corp.	658	125,520
John B. Sanfilippo & Son, Inc.	376	39,901
Lancaster Colony Corp.	816	113,571
Landec Corp. (a)	1,130	11,131
Limoneira Co.	648	12,260
Sanderson Farms, Inc.	865	133,911
Seneca Foods Corp. Class A (a)	311	11,003
The Simply Good Foods Co. (a)	3,564	87,461
Tootsie Roll Industries, Inc.	701	24,030
		1,061,601
Household Products - 0.2%
Central Garden & Pet Co. (a)	627	18,823
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,634	46,210
Oil-Dri Corp. of America	203	7,107
WD-40 Co.	595	111,503
		183,643
Personal Products - 0.3%
Edgewell Personal Care Co. (a)	2,349	82,215
elf Beauty, Inc. (a)	1,143	19,202
Inter Parfums, Inc.	763	59,079
LifeVantage Corp. (a)	645	8,746
MediFast, Inc.	497	55,137
Nature's Sunshine Products, Inc. (a)	422	3,984
Revlon, Inc. (a)	279	7,335
USANA Health Sciences, Inc. (a)	562	41,650
Youngevity International, Inc. (a)	315	1,471
		278,819
Tobacco - 0.2%
22nd Century Group, Inc. (a)	5,267	9,955
Pyxus International, Inc. (a)	354	4,043
Turning Point Brands, Inc.	349	7,284
Universal Corp.	1,065	58,362
Vector Group Ltd.	4,841	59,060
		138,704

TOTAL CONSUMER STAPLES		2,510,381

ENERGY - 3.1%
Energy Equipment & Services - 0.9%
Archrock, Inc.	5,536	53,367
Cactus, Inc.	2,036	60,510
COVIA Corp. (a)	1,573	2,171
Diamond Offshore Drilling, Inc. (a)(b)	2,713	14,352
DMC Global, Inc.	600	26,844
Dril-Quip, Inc. (a)	1,573	64,524
Era Group, Inc. (a)	937	9,061
Exterran Corp. (a)	1,291	16,357
Forum Energy Technologies, Inc. (a)	3,165	3,671
Frank's International NV (a)	4,715	23,104
FTS International, Inc. (a)	1,278	1,943
Geospace Technologies Corp. (a)	614	8,958
Helix Energy Solutions Group, Inc. (a)	6,237	53,576
Independence Contract Drilling, Inc. (a)	1,659	1,477
Keane Group, Inc. (a)	7,009	30,279
KLX Energy Services Holdings, Inc. (a)	1,079	8,567
Liberty Oilfield Services, Inc. Class A	2,212	20,373
Mammoth Energy Services, Inc.	426	682
Matrix Service Co. (a)	1,110	20,824
McDermott International, Inc. (a)(b)	7,583	12,360
Nabors Industries Ltd.	15,762	29,160
Natural Gas Services Group, Inc. (a)	491	5,838
NCS Multistage Holdings, Inc. (a)	359	808
Newpark Resources, Inc. (a)	3,853	23,118
Nine Energy Service, Inc. (a)	593	3,350
Noble Corp. (a)	10,331	12,707
Oceaneering International, Inc. (a)	4,533	64,187
Oil States International, Inc. (a)	2,597	37,059
Pacific Drilling SA (a)	1,120	2,800
Parker Drilling Co. (a)	425	7,850
ProPetro Holding Corp. (a)	3,587	27,799
RigNet, Inc. (a)	592	3,102
RPC, Inc.	2,433	10,073
SEACOR Holdings, Inc. (a)	766	32,869
SEACOR Marine Holdings, Inc. (a)	849	11,045
Seadrill Ltd. (a)	2,196	3,865
Select Energy Services, Inc. Class A (a)	2,649	20,132
Smart Sand, Inc. (a)	721	1,680
Solaris Oilfield Infrastructure, Inc. Class A	1,304	13,875
TETRA Technologies, Inc. (a)	5,218	8,871
Tidewater, Inc. (a)	1,629	26,439
U.S. Silica Holdings, Inc.	3,364	15,003
U.S. Well Services, Inc. (a)	745	1,423
		796,053
Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp. (a)	5,568	1,615
Altus Midstream Co. (a)	1,875	4,125
Amplify Energy Corp. New	539	3,908
Arch Coal, Inc.	747	58,931
Ardmore Shipping Corp. (a)	1,518	12,129
Berry Petroleum Corp.	2,724	25,578
Bonanza Creek Energy, Inc. (a)	781	13,917
Brigham Minerals, Inc. Class A	679	12,962
California Resources Corp. (a)(b)	2,066	11,549
Callon Petroleum Co. (a)	10,177	38,673
Carrizo Oil & Gas, Inc. (a)(b)	3,894	28,660
Chaparral Energy, Inc. Class A (a)	1,168	1,095
Clean Energy Fuels Corp. (a)	6,070	13,658
CNX Resources Corp. (a)	8,143	68,645
Comstock Resources, Inc. (a)	567	3,878
CONSOL Energy, Inc. (a)	1,113	14,725
Contura Energy, Inc. (a)	791	18,146
CVR Energy, Inc.	1,291	61,219
Delek U.S. Holdings, Inc.	3,266	130,477
Denbury Resources, Inc. (a)	20,440	20,401
DHT Holdings, Inc.	3,902	30,162
Diamond S Shipping, Inc. (a)	923	13,476
Dorian LPG Ltd. (a)	1,356	16,882
Earthstone Energy, Inc. (a)	677	2,627
Energy Fuels, Inc. (a)	4,550	9,085
Evolution Petroleum Corp.	1,008	5,665
Extraction Oil & Gas, Inc. (a)	3,524	5,991
Falcon Minerals Corp.	1,744	10,743
GasLog Ltd.	1,679	23,019
Golar LNG Ltd.	4,177	57,517
Goodrich Petroleum Corp. (a)	464	4,468
Green Plains, Inc.	1,510	18,618
Gulfport Energy Corp. (a)	6,887	19,180
Hallador Energy Co.	760	2,557
Highpoint Resources, Inc. (a)	5,577	5,912
International Seaways, Inc. (a)	1,108	27,855
Jagged Peak Energy, Inc. (a)	2,840	20,136
Laredo Petroleum, Inc. (a)	7,542	17,799
Magnolia Oil & Gas Corp. Class A (a)	4,359	42,805
Matador Resources Co. (a)	4,807	66,865
Montage Resources Corp. (a)	799	3,611
NACCO Industries, Inc. Class A	177	8,939
National Energy Services Reunited Corp. (a)	1,074	7,421
Nextdecade Corp. (a)	428	2,534
Nordic American Tanker Shipping Ltd.	5,906	21,143
Northern Oil & Gas, Inc. (a)	12,690	24,872
Oasis Petroleum, Inc. (a)	13,828	36,091
Overseas Shipholding Group, Inc. (a)	2,533	4,129
Panhandle Royalty Co. Class A	674	9,564
Par Pacific Holdings, Inc. (a)	1,509	34,179
PDC Energy, Inc. (a)	2,719	54,244
Peabody Energy Corp.	2,917	30,716
Penn Virginia Corp. (a)	583	13,875
PrimeEnergy Corp. (a)	21	3,327
QEP Resources, Inc.	11,165	37,179
Renewable Energy Group, Inc. (a)	1,552	25,360
Rex American Resources Corp. (a)	238	19,259
Ring Energy, Inc. (a)	2,285	3,793
Roan Resources, Inc. (a)	1,330	1,995
Rosehill Resources, Inc. (a)	391	602
SandRidge Energy, Inc. (a)	1,278	5,598
Scorpio Tankers, Inc.	1,893	60,216
SemGroup Corp. Class A	3,569	57,461
Ship Finance International Ltd. (NY Shares)	3,519	50,920
SilverBow Resources, Inc. (a)	243	1,920
SM Energy Co.	4,836	37,914
Southwestern Energy Co. (a)	25,039	51,330
SRC Energy, Inc. (a)	10,771	33,606
Talos Energy, Inc. (a)	868	18,688
Teekay Corp.	3,171	16,204
Teekay Tankers Ltd. (a)	9,226	18,821
Tellurian, Inc. (a)	4,162	33,171
Unit Corp. (a)	2,034	4,149
Uranium Energy Corp. (a)	6,849	6,487
W&T Offshore, Inc. (a)	3,898	15,709
Whiting Petroleum Corp. (a)	3,896	24,701
World Fuel Services Corp.	2,816	117,624
		1,843,005

TOTAL ENERGY		2,639,058

FINANCIALS - 18.1%
Banks - 9.9%
1st Constitution Bancorp	330	6,267
1st Source Corp.	650	33,267
ACNB Corp.	268	9,485
Allegiance Bancshares, Inc. (a)	837	27,839
Amalgamated Bank	616	11,217
American National Bankshares, Inc.	462	16,724
Ameris Bancorp	2,650	113,553
Ames National Corp.	410	11,357
Arrow Financial Corp.	572	20,089
Atlantic Capital Bancshares, Inc. (a)	938	17,494
Banc of California, Inc.	1,989	27,389
BancFirst Corp.	832	48,164
Bancorp, Inc., Delaware (a)	2,271	24,754
BancorpSouth Bank	4,151	127,311
Bank First National Corp.	243	17,010
Bank of Commerce Holdings	662	7,428
Bank of Marin Bancorp	629	27,594
Bank7 Corp.	180	3,276
BankFinancial Corp.	668	8,604
Bankwell Financial Group, Inc.	258	7,384
Banner Corp.	1,486	80,214
Bar Harbor Bankshares	652	16,333
BayCom Corp. (a)	467	9,872
BCB Bancorp, Inc.	537	6,927
Berkshire Hills Bancorp, Inc.	2,029	62,960
Boston Private Financial Holdings, Inc.	3,802	42,773
Bridge Bancorp, Inc.	693	22,453
Brookline Bancorp, Inc., Delaware	3,416	53,631
Bryn Mawr Bank Corp.	846	32,241
Business First Bancshares, Inc.	533	13,027
Byline Bancorp, Inc. (a)	940	16,300
C & F Financial Corp.	145	7,375
Cadence Bancorp Class A	5,421	83,375
Cambridge Bancorp	197	15,269
Camden National Corp.	650	28,802
Capital Bancorp, Inc. (a)	307	4,448
Capital City Bank Group, Inc.	576	16,387
Capstar Financial Holdings, Inc.	625	10,569
Carolina Financial Corp.	885	33,586
Carter Bank & Trust (a)	984	19,336
Cathay General Bancorp	3,343	118,911
CBTX, Inc.	762	21,831
Centerstate Banks of Florida, Inc.	5,421	137,477
Central Pacific Financial Corp.	1,262	36,497
Central Valley Community Bancorp	448	9,332
Century Bancorp, Inc. Class A (non-vtg.)	125	10,876
Chemung Financial Corp.	179	7,620
Citizens & Northern Corp.	513	13,189
City Holding Co.	706	56,014
Civista Bancshares, Inc.	653	14,679
CNB Financial Corp., Pennsylvania	624	19,512
Coastal Financial Corp. of Washington (a)	322	4,846
Codorus Valley Bancorp, Inc.	473	10,240
Colony Bankcorp, Inc.	282	4,382
Columbia Banking Systems, Inc.	3,226	126,782
Community Bank System, Inc.	2,211	149,862
Community Bankers Trust Corp.	994	8,608
Community Financial Corp.	195	6,497
Community Trust Bancorp, Inc.	632	27,688
ConnectOne Bancorp, Inc.	1,449	35,182
CrossFirst Bankshares, Inc. (a)	270	3,610
Customers Bancorp, Inc. (a)	1,235	29,121
CVB Financial Corp.	5,766	119,817
DNB Financial Corp.	163	7,413
Eagle Bancorp, Inc.	1,487	67,123
Enterprise Bancorp, Inc.	389	11,596
Enterprise Financial Services Corp.	1,105	48,399
Equity Bancshares, Inc. (a)	628	17,433
Esquire Financial Holdings, Inc. (a)	248	6,026
Evans Bancorp, Inc.	221	8,396
Farmers & Merchants Bancorp, Inc.	429	10,982
Farmers National Banc Corp.	1,090	16,263
FB Financial Corp.	741	27,913
Fidelity D & D Bancorp, Inc.	132	8,705
Financial Institutions, Inc.	687	21,592
First Bancorp, North Carolina	1,298	49,000
First Bancorp, Puerto Rico	9,364	98,509
First Bancshares, Inc.	721	23,764
First Bank Hamilton New Jersey	712	7,519
First Busey Corp.	2,324	61,284
First Business Finance Services, Inc.	340	8,269
First Capital, Inc.	134	7,866
First Choice Bancorp	405	9,056
First Commonwealth Financial Corp.	4,191	59,051
First Community Bankshares, In	628	19,989
First Financial Bancorp, Ohio	4,216	98,823
First Financial Bankshares, Inc.	5,660	188,365
First Financial Corp., Indiana	556	24,392
First Financial Northwest, Inc.	302	4,273
First Foundation, Inc.	1,722	27,569
First Guaranty Bancshares, Inc.	168	3,528
First Internet Bancorp	390	8,869
First Interstate Bancsystem, Inc.	1,650	69,234
First Merchants Corp.	2,414	95,474
First Mid-Illinois Bancshares, Inc.	615	21,464
First Midwest Bancorp, Inc., Delaware	4,605	94,587
First Northwest Bancorp	414	7,274
First of Long Island Corp.	1,015	23,792
Flushing Financial Corp.	1,195	25,860
FNCM Bancorp, Inc.	648	4,815
Franklin Financial Network, Inc.	547	18,199
Franklin Financial Services Corp.	162	5,798
Fulton Financial Corp.	7,011	119,608
FVCBankcorp, Inc. (a)	616	10,608
German American Bancorp, Inc.	1,114	36,818
Glacier Bancorp, Inc.	3,769	159,504
Great Southern Bancorp, Inc.	488	29,485
Great Western Bancorp, Inc.	2,489	86,791
Guaranty Bancshares, Inc. Texas	477	15,102
Hancock Whitney Corp.	3,907	152,373
Hanmi Financial Corp.	1,340	25,795
HarborOne Bancorp, Inc.	1,120	11,435
Hawthorn Bancshares, Inc.	218	5,232
Heartland Financial U.S.A., Inc.	1,541	72,088
Heritage Commerce Corp.	1,872	22,501
Heritage Financial Corp., Washington	1,657	45,617
Hilltop Holdings, Inc.	3,094	72,276
Home Bancshares, Inc.	6,767	125,054
HomeTrust Bancshares, Inc.	663	17,702
Hope Bancorp, Inc.	5,295	75,560
Horizon Bancorp, Inc. Indiana	1,567	28,606
Howard Bancorp, Inc. (a)	647	10,857
IBERIABANK Corp.	2,267	166,375
Independent Bank Corp.	1,102	24,806
Independent Bank Corp., Massachusetts	1,437	117,949
Independent Bank Group, Inc.	1,540	82,344
International Bancshares Corp.	2,382	97,567
Investar Holding Corp.	399	9,899
Investors Bancorp, Inc.	9,952	119,922
Lakeland Bancorp, Inc.	2,028	33,563
Lakeland Financial Corp.	1,052	48,971
LCNB Corp.	561	10,143
Level One Bancorp, Inc.	217	5,295
Live Oak Bancshares, Inc.	1,061	19,257
Macatawa Bank Corp.	1,126	11,772
Mackinac Financial Corp.	344	5,380
Mainstreet Bancshares, Inc. (a)	275	5,704
Malvern Bancorp, Inc. (a)	342	7,654
Mercantil Bank Holding Corp. Class A	854	16,781
Mercantile Bank Corp.	675	23,767
Metropolitan Bank Holding Corp. (a)	300	12,882
Mid Penn Bancorp, Inc.	359	9,155
Midland States Bancorp, Inc.	904	24,227
MidWestOne Financial Group, Inc.	508	16,558
MutualFirst Financial, Inc.	256	10,212
MVB Financial Corp.	401	8,080
National Bank Holdings Corp.	1,257	43,241
National Bankshares, Inc.	271	11,404
NBT Bancorp, Inc.	1,827	72,623
Nicolet Bankshares, Inc. (a)	360	24,833
Northeast Bank	308	6,594
Northrim Bancorp, Inc.	287	11,179
Norwood Financial Corp.	281	8,767
Oak Valley Bancorp Oakdale California	246	4,108
OFG Bancorp	2,180	44,276
Ohio Valley Banc Corp.	168	6,172
Old Line Bancshares, Inc.	632	18,505
Old National Bancorp, Indiana	7,375	132,713
Old Second Bancorp, Inc.	1,231	14,858
Opus Bank	962	23,848
Origin Bancorp, Inc.	817	28,750
Orrstown Financial Services, Inc.	440	9,544
Pacific City Financial Corp.	511	8,549
Pacific Mercantile Bancorp (a)	708	5,069
Pacific Premier Bancorp, Inc.	2,555	86,244
Park National Corp.	579	58,624
Parke Bancorp, Inc.	400	9,616
Peapack-Gladstone Financial Corp.	834	24,353
Penns Woods Bancorp, Inc.	273	8,346
People's Utah Bancorp	665	19,352
Peoples Bancorp of North Carolina	209	6,216
Peoples Bancorp, Inc.	737	24,107
Peoples Financial Services Corp.	283	13,918
Preferred Bank, Los Angeles	614	32,732
Premier Financial Bancorp, Inc.	553	9,816
QCR Holdings, Inc.	654	26,539
RBB Bancorp	694	13,977
Red River Bancshares, Inc.	27	1,188
Reliant Bancorp, Inc.	471	10,720
Renasant Corp.	2,481	86,091
Republic Bancorp, Inc., Kentucky Class A	418	18,588
Republic First Bancorp, Inc. (a)	1,883	7,626
Richmond Mutual Bancorp., Inc. (a)	541	7,547
S&T Bancorp, Inc.	1,498	56,407
Sandy Spring Bancorp, Inc.	1,505	51,923
SB One Bancorp	315	6,955
Seacoast Banking Corp., Florida (a)	2,262	63,336
Select Bancorp, Inc. New (a)	790	8,927
ServisFirst Bancshares, Inc.	2,165	75,775
Shore Bancshares, Inc.	504	7,867
Sierra Bancorp	645	17,570
Simmons First National Corp. Class A	4,025	96,278
SmartFinancial, Inc.	541	11,388
South Plains Financial, Inc.	131	2,194
South State Corp.	1,470	115,924
Southern First Bancshares, Inc. (a)	342	13,786
Southern National Bancorp of Virginia, Inc.	844	13,369
Southside Bancshares, Inc.	1,351	46,542
Spirit of Texas Bancshares, Inc. (a)	560	11,704
Stock Yards Bancorp, Inc.	864	34,508
Summit Financial Group, Inc.	498	12,679
The Bank of NT Butterfield & Son Ltd.	2,404	79,212
The Bank of Princeton	250	7,190
The First Bancorp, Inc.	394	11,138
Tompkins Financial Corp.	620	54,256
TowneBank	3,092	86,854
Trico Bancshares	1,160	43,651
TriState Capital Holdings, Inc. (a)	1,025	23,698
Triumph Bancorp, Inc. (a)	1,049	34,040
Trustmark Corp.	2,769	95,032
UMB Financial Corp.	1,916	125,038
Union Bankshares Corp.	3,513	129,489
Union Bankshares, Inc.	222	7,379
United Bankshares, Inc., West Virginia	4,231	167,294
United Community Bank, Inc.	3,473	104,919
United Security Bancshares, California	739	7,516
Unity Bancorp, Inc.	316	6,901
Univest Corp. of Pennsylvania	1,243	32,007
Valley National Bancorp	14,059	162,803
Veritex Holdings, Inc.	2,275	56,011
Washington Trust Bancorp, Inc.	645	32,953
WesBanco, Inc.	2,288	86,006
West Bancorp., Inc.	696	16,342
Westamerica Bancorp.	1,131	74,669
		8,476,559
Capital Markets - 1.5%
Ares Management Corp.	2,875	85,014
Artisan Partners Asset Management, Inc.	2,164	59,185
Ashford, Inc. (a)	12	287
Assetmark Financial Holdings, Inc. (a)	605	16,601
Associated Capital Group, Inc.	80	3,248
B. Riley Financial, Inc.	931	26,208
Blucora, Inc. (a)	2,085	45,099
BrightSphere Investment Group, Inc.	3,047	29,922
Cohen & Steers, Inc.	990	64,786
Cowen Group, Inc. Class A (a)	1,177	17,620
Diamond Hill Investment Group, Inc.	139	19,580
Donnelley Financial Solutions, Inc. (a)	1,413	15,967
Federated Investors, Inc. Class B (non-vtg.)	4,190	133,829
Focus Financial Partners, Inc. Class A (a)	1,279	27,985
Gain Capital Holdings, Inc.	680	2,870
GAMCO Investors, Inc. Class A	266	4,192
Greenhill & Co., Inc.	728	11,794
Hamilton Lane, Inc. Class A	945	56,341
Houlihan Lokey	1,796	84,879
INTL FCStone, Inc. (a)	738	29,520
Ladenburg Thalmann Financial Services, Inc.	5,203	11,759
Moelis & Co. Class A	2,066	73,715
Och-Ziff Capital Management Group LLC Class A	748	13,442
Oppenheimer Holdings, Inc. Class A (non-vtg.)	443	12,050
Piper Jaffray Companies	592	46,496
PJT Partners, Inc.	969	40,243
Pzena Investment Management, Inc.	711	5,901
Safeguard Scientifics, Inc. (a)	852	9,636
Siebert Financial Corp. (a)(b)	254	2,278
Silvercrest Asset Management Group Class A	389	4,676
Stifel Financial Corp.	2,960	165,701
Value Line, Inc.	37	749
Virtus Investment Partners, Inc.	294	31,893
Waddell & Reed Financial, Inc. Class A	3,090	51,170
Westwood Holdings Group, Inc.	313	9,462
WisdomTree Investments, Inc.	5,875	30,021
		1,244,119
Consumer Finance - 0.6%
CURO Group Holdings Corp. (a)	775	10,842
Elevate Credit, Inc. (a)	1,006	4,115
Encore Capital Group, Inc. (a)	1,334	44,275
Enova International, Inc. (a)	1,439	33,802
EZCORP, Inc. (non-vtg.) Class A (a)(b)	2,108	11,088
First Cash Financial Services, Inc.	1,849	156,037
Green Dot Corp. Class A (a)	2,110	60,852
LendingClub Corp. (a)	2,875	36,340
Medallion Financial Corp. (a)	798	5,458
Nelnet, Inc. Class A	748	45,830
PRA Group, Inc. (a)	1,960	66,503
Regional Management Corp. (a)	409	11,832
World Acceptance Corp. (a)	273	28,340
		515,314
Diversified Financial Services - 0.2%
Banco Latinoamericano de Comercio Exterior SA Series E	1,286	26,530
Cannae Holdings, Inc. (a)	2,929	85,527
FGL Holdings Class A	6,312	56,997
GWG Holdings, Inc. (a)	154	1,579
Marlin Business Services Corp.	337	8,000
On Deck Capital, Inc. (a)	3,129	13,955
Rafael Holdings, Inc. (a)	475	8,251
		200,839
Insurance - 2.3%
AMBAC Financial Group, Inc. (a)	1,916	39,278
American Equity Investment Life Holding Co.	3,884	95,857
Amerisafe, Inc.	834	52,984
Argo Group International Holdings, Ltd.	1,426	88,227
Citizens, Inc. Class A (a)	2,151	14,326
CNO Financial Group, Inc.	6,734	105,387
Crawford & Co. Class A	770	8,154
Donegal Group, Inc. Class A	389	5,726
eHealth, Inc. (a)	976	67,383
Employers Holdings, Inc.	1,373	58,133
Enstar Group Ltd. (a)	495	99,446
FBL Financial Group, Inc. Class A	405	23,239
Fednat Holding Co.	492	7,060
Genworth Financial, Inc. Class A	22,058	94,408
Global Indemnity Ltd.	327	8,097
Goosehead Insurance	487	24,925
Greenlight Capital Re, Ltd. (a)	1,244	13,435
Hallmark Financial Services, Inc. (a)	628	11,191
HCI Group, Inc.	252	10,597
Health Insurance Innovations, Inc. (a)	433	11,466
Heritage Insurance Holdings, Inc.	1,104	14,705
Horace Mann Educators Corp.	1,779	77,493
Independence Holding Co.	187	7,312
Investors Title Co.	63	9,557
James River Group Holdings Ltd.	1,269	45,443
Kinsale Capital Group, Inc.	893	94,408
MBIA, Inc. (a)	3,377	31,372
National General Holdings Corp.	2,908	61,999
National Western Life Group, Inc.	95	25,897
NI Holdings, Inc. (a)	476	8,330
Palomar Holdings, Inc.	251	11,333
ProAssurance Corp.	2,322	91,069
ProSight Global, Inc.	365	5,789
Protective Insurance Corp. Class B	426	6,778
RLI Corp.	1,736	168,948
Safety Insurance Group, Inc.	641	62,305
Selective Insurance Group, Inc.	2,543	175,772
State Auto Financial Corp.	743	24,586
Stewart Information Services Corp.	1,045	42,761
Third Point Reinsurance Ltd. (a)	3,170	30,083
Tiptree, Inc.	1,233	9,063
Trupanion, Inc. (a)	1,225	29,033
United Fire Group, Inc.	956	43,517
United Insurance Holdings Corp.	979	12,003
Universal Insurance Holdings, Inc.	1,338	36,273
Watford Holdings Ltd. (a)(b)	937	25,243
		1,990,391
Mortgage Real Estate Investment Trusts - 1.3%
AG Mortgage Investment Trust, Inc.	1,350	21,114
Anworth Mortgage Asset Corp.	4,524	15,472
Apollo Commercial Real Estate Finance, Inc.	6,641	121,530
Ares Commercial Real Estate Corp.	1,134	17,577
Arlington Asset Investment Corp.	1,698	9,814
Armour Residential REIT, Inc.	2,543	42,544
Blackstone Mortgage Trust, Inc.	5,477	198,815
Capstead Mortgage Corp.	3,888	30,054
Cherry Hill Mortgage Investment Corp.	727	9,829
Colony NorthStar Credit Real Estate, Inc.	3,777	54,124
Dynex Capital, Inc.	1,081	17,469
Ellington Financial LLC	1,307	24,075
Exantas Capital Corp.	1,279	15,041
Granite Point Mortgage Trust, Inc.	2,340	43,524
Great Ajax Corp.	737	11,534
Invesco Mortgage Capital, Inc.	6,220	97,903
KKR Real Estate Finance Trust, Inc.	1,132	22,697
Ladder Capital Corp. Class A	4,512	77,922
New York Mortgage Trust, Inc.	10,205	63,883
Orchid Island Capital, Inc.	2,628	14,638
PennyMac Mortgage Investment Trust	3,778	86,478
Redwood Trust, Inc.	4,095	66,912
TPG RE Finance Trust, Inc.	2,146	43,414
Western Asset Mortgage Capital Corp.	2,150	21,586
ZAIS Financial Corp.	1,349	21,355
		1,149,304
Thrifts & Mortgage Finance - 2.3%
Axos Financial, Inc. (a)	2,493	72,422
Bridgewater Bancshares, Inc. (a)	1,010	12,716
Capitol Federal Financial, Inc.	5,711	81,496
Columbia Financial, Inc. (a)	2,270	37,432
Dime Community Bancshares, Inc.	1,347	25,984
Entegra Financial Corp. (a)	303	9,120
ESSA Bancorp, Inc.	436	7,129
Essent Group Ltd.	4,203	218,934
Farmer Mac Class C (non-vtg.)	402	34,045
First Defiance Financial Corp.	805	24,891
Flagstar Bancorp, Inc.	1,234	44,844
FS Bancorp, Inc.	190	10,878
Greene County Bancorp, Inc.	104	2,893
Hingham Institution for Savings	64	12,159
Home Bancorp, Inc.	331	12,631
HomeStreet, Inc. (a)	1,087	32,621
Kearny Financial Corp.	3,459	48,530
Luther Burbank Corp.	777	8,990
Merchants Bancorp/IN	320	5,226
Meridian Bancorp, Inc. Maryland	2,173	42,504
Meta Financial Group, Inc.	1,519	48,092
MMA Capital Management, LLC (a)	191	6,080
NMI Holdings, Inc. (a)	2,829	82,748
Northfield Bancorp, Inc.	2,014	34,258
Northwest Bancshares, Inc.	4,354	73,452
OceanFirst Financial Corp.	2,225	53,244
Ocwen Financial Corp. (a)	6,200	10,478
OP Bancorp	536	5,253
Oritani Financial Corp.	1,736	32,394
PCSB Financial Corp.	692	14,020
PDL Community Bancorp (a)	388	5,444
Pennymac Financial Services, Inc.	1,096	34,118
Pioneer Bancorp, Inc. (a)	448	6,048
Provident Bancorp, Inc. (a)	412	4,697
Provident Financial Holdings, Inc.	229	4,594
Provident Financial Services, Inc.	2,662	66,417
Prudential Bancorp, Inc.	347	6,055
Radian Group, Inc.	8,884	222,988
Riverview Bancorp, Inc.	864	6,212
Southern Missouri Bancorp, Inc.	338	12,307
Sterling Bancorp, Inc.	644	6,240
Territorial Bancorp, Inc.	331	9,784
Timberland Bancorp, Inc.	295	7,818
Trustco Bank Corp., New York	4,097	35,398
United Community Financial Corp.	2,063	23,498
Walker & Dunlop, Inc.	1,210	76,218
Washington Federal, Inc.	3,431	125,094
Waterstone Financial, Inc.	1,060	19,748
Westfield Financial, Inc.	931	8,900
WMI Holdings Corp. (a)	3,276	41,933
WSFS Financial Corp.	2,340	98,678
		1,927,653

TOTAL FINANCIALS		15,504,179

HEALTH CARE - 16.4%
Biotechnology - 7.2%
Abeona Therapeutics, Inc. (a)	1,151	2,728
ACADIA Pharmaceuticals, Inc. (a)	4,586	194,492
Acceleron Pharma, Inc. (a)	1,982	88,932
Achillion Pharmaceuticals, Inc. (a)	5,977	38,313
Acorda Therapeutics, Inc. (a)	1,737	2,866
Adamas Pharmaceuticals, Inc. (a)	871	3,580
ADMA Biologics, Inc. (a)	2,111	10,323
Aduro Biotech, Inc. (a)	2,210	2,519
Adverum Biotechnologies, Inc. (a)	2,363	17,179
Aeglea BioTherapeutics, Inc. (a)	1,264	9,619
Affimed NV (a)(b)	2,816	8,279
Agenus, Inc. (a)	4,690	12,147
AgeX Therapeutics, Inc. (a)	802	1,251
Aimmune Therapeutics, Inc. (a)	1,988	55,306
Akebia Therapeutics, Inc. (a)	5,213	19,444
Akero Therapeutics, Inc. (a)	210	4,874
Albireo Pharma, Inc. (a)	443	8,138
Aldeyra Therapeutics, Inc. (a)	884	4,942
Alector, Inc.	1,265	21,303
Allakos, Inc. (a)(b)	849	58,241
Allogene Therapeutics, Inc. (b)	1,736	49,997
AMAG Pharmaceuticals, Inc. (a)	1,533	14,878
Amicus Therapeutics, Inc. (a)	10,992	92,663
AnaptysBio, Inc. (a)	1,075	40,549
Anavex Life Sciences Corp. (a)	1,604	4,363
Anika Therapeutics, Inc. (a)	585	41,178
Apellis Pharmaceuticals, Inc. (a)	2,115	62,160
Applied Therapeutics, Inc. (a)	309	5,102
Arcus Biosciences, Inc. (a)	1,372	10,770
Ardelyx, Inc. (a)	1,927	9,635
Arena Pharmaceuticals, Inc. (a)	2,194	106,881
ArQule, Inc. (a)	4,848	49,013
Arrowhead Pharmaceuticals, Inc. (a)	4,064	162,763
Assembly Biosciences, Inc. (a)	950	15,685
Atara Biotherapeutics, Inc. (a)	2,141	23,380
Athenex, Inc. (a)	2,988	32,988
Athersys, Inc. (a)(b)	6,279	8,037
Atreca, Inc.	288	3,240
Audentes Therapeutics, Inc. (a)	1,978	53,208
Avid Bioservices, Inc. (a)	2,315	12,385
AVROBIO, Inc. (a)	855	12,415
BeyondSpring, Inc. (a)	508	6,010
BioCryst Pharmaceuticals, Inc. (a)	4,871	9,742
Biohaven Pharmaceutical Holding Co. Ltd. (a)	1,720	78,982
Biospecifics Technologies Corp. (a)	254	12,301
BioTime, Inc.	3,890	3,034
BioXcel Therapeutics, Inc. (a)	229	953
Blueprint Medicines Corp. (a)	2,127	146,423
Bridgebio Pharma, Inc.	937	21,186
Calithera Biosciences, Inc. (a)	2,042	5,881
Calyxt, Inc. (a)	349	1,598
CareDx, Inc. (a)	1,796	47,073
CASI Pharmaceuticals, Inc. (a)	2,013	6,603
Castle Biosciences, Inc.	154	3,625
Catalyst Pharmaceutical Partners, Inc. (a)	4,195	19,842
Cel-Sci Corp. (a)(b)	1,193	8,184
Celcuity, Inc. (a)	355	5,591
Cellular Biomedicine Group, Inc. (a)	467	8,541
Checkpoint Therapeutics, Inc. (a)	881	1,718
ChemoCentryx, Inc. (a)	1,989	17,105
Chimerix, Inc. (a)	1,924	2,751
Clovis Oncology, Inc. (a)(b)	2,105	6,673
Coherus BioSciences, Inc. (a)	2,708	47,038
Concert Pharmaceuticals, Inc. (a)	818	5,096
Constellation Pharmaceuticals, Inc. (a)	732	10,109
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	2,700	13,959
Cortexyme, Inc.	107	2,222
Crinetics Pharmaceuticals, Inc. (a)(b)	524	9,228
Cue Biopharma, Inc. (a)	848	7,276
Cyclerion Therapeutics, Inc. (a)	997	2,383
Cytokinetics, Inc. (a)	2,580	30,057
CytomX Therapeutics, Inc. (a)	1,973	12,094
Deciphera Pharmaceuticals, Inc. (a)	830	36,802
Denali Therapeutics, Inc. (a)	2,040	31,967
Dicerna Pharmaceuticals, Inc. (a)	2,313	38,141
Dynavax Technologies Corp. (a)(b)	3,490	17,764
Eagle Pharmaceuticals, Inc. (a)	378	23,701
Editas Medicine, Inc. (a)	2,296	47,849
Eidos Therapeutics, Inc. (a)	486	23,571
Eiger Biopharmaceuticals, Inc. (a)	1,028	11,205
Emergent BioSolutions, Inc. (a)	2,000	114,320
Enanta Pharmaceuticals, Inc. (a)	748	45,538
Enochian Biosciences, Inc. (a)	218	1,243
Epizyme, Inc. (a)	3,344	38,489
Esperion Therapeutics, Inc. (a)	1,098	43,667
Evelo Biosciences, Inc. (a)	680	4,440
Fate Therapeutics, Inc. (a)	2,211	33,054
FibroGen, Inc. (a)	3,416	133,736
Five Prime Therapeutics, Inc. (a)	1,320	5,214
Flexion Therapeutics, Inc. (a)	1,498	25,721
Forty Seven, Inc. (a)	946	6,537
G1 Therapeutics, Inc. (a)	1,449	30,748
Galectin Therapeutics, Inc. (a)	1,712	6,814
Genomic Health, Inc. (a)	1,168	77,882
Geron Corp. (a)	7,626	10,905
Global Blood Therapeutics, Inc. (a)	2,505	120,115
GlycoMimetics, Inc. (a)	1,693	8,939
Gossamer Bio, Inc.	1,877	38,619
Gritstone Oncology, Inc. (a)	1,089	8,832
Halozyme Therapeutics, Inc. (a)	6,157	94,325
Harpoon Therapeutics, Inc.	405	5,387
Heron Therapeutics, Inc. (a)	3,306	70,253
Homology Medicines, Inc. (a)	1,062	13,944
ImmunoGen, Inc. (a)	6,152	14,642
Immunomedics, Inc. (a)	7,544	120,704
Inovio Pharmaceuticals, Inc. (a)	4,387	9,344
Insmed, Inc. (a)	3,827	71,144
Intellia Therapeutics, Inc. (a)	1,607	20,063
Intercept Pharmaceuticals, Inc. (a)	1,140	82,969
Intrexon Corp. (a)	3,018	15,331
Invitae Corp. (a)	3,788	61,025
Iovance Biotherapeutics, Inc. (a)	5,001	105,671
Ironwood Pharmaceuticals, Inc. Class A (a)	6,655	66,816
Jounce Therapeutics, Inc. (a)	555	2,006
Kadmon Holdings, Inc. (a)	5,508	15,918
Kalvista Pharmaceuticals, Inc. (a)	445	4,717
Karuna Therapeutics, Inc. (a)	200	2,784
Karyopharm Therapeutics, Inc. (a)	2,539	29,706
Kezar Life Sciences, Inc. (a)	580	1,885
Kindred Biosciences, Inc. (a)	1,571	12,835
Kiniksa Pharmaceuticals Ltd. (a)	525	3,701
Kodiak Sciences, Inc.	1,034	21,414
Krystal Biotech, Inc. (a)	438	17,989
Kura Oncology, Inc. (a)	1,443	21,616
La Jolla Pharmaceutical Co. (a)	829	5,815
Lexicon Pharmaceuticals, Inc. (a)	1,850	6,864
Ligand Pharmaceuticals, Inc. Class B (a)	814	88,571
LogicBio Therapeutics, Inc.	376	3,741
Macrogenics, Inc. (a)	1,967	16,720
Madrigal Pharmaceuticals, Inc. (a)	334	30,872
Magenta Therapeutics, Inc. (a)	876	9,119
MannKind Corp. (a)	8,104	10,576
Marker Therapeutics, Inc. (a)	1,013	3,890
MediciNova, Inc. (a)	1,870	15,072
MEI Pharma, Inc. (a)	2,517	4,556
MeiraGTx Holdings PLC (a)	786	11,358
Mersana Therapeutics, Inc. (a)	1,346	2,530
Minerva Neurosciences, Inc. (a)	1,260	5,972
Mirati Therapeutics, Inc. (a)	1,187	111,792
Mirum Pharmaceuticals, Inc. (a)	223	1,601
Molecular Templates, Inc. (a)	655	5,541
Momenta Pharmaceuticals, Inc. (a)	4,297	66,518
Morphic Holding, Inc.	216	3,024
Mustang Bio, Inc. (a)	1,046	2,772
Myriad Genetics, Inc. (a)	3,066	103,232
Natera, Inc. (a)	2,439	93,950
Neon Therapeutics, Inc. (a)	513	1,082
NextCure, Inc.	158	3,950
Novavax, Inc. (a)(b)	888	3,703
OncoCyte Corp. (a)	815	1,386
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Opko Health, Inc. (a)(b)	15,609	22,165
Organogenesis Holdings, Inc. Class A (a)	395	2,769
OvaScience, Inc. (a)	349	2,516
Palatin Technologies, Inc. (a)(b)	7,911	6,392
PDL BioPharma, Inc. (a)	4,532	12,780
Pfenex, Inc. (a)	1,279	11,792
PhaseBio Pharmaceuticals, Inc. (a)	521	2,141
Pieris Pharmaceuticals, Inc. (a)	1,829	6,054
Polarityte, Inc. (a)	519	1,406
Portola Pharmaceuticals, Inc. (a)	3,205	92,657
Precision BioSciences, Inc. (a)	339	2,200
Prevail Therapeutics, Inc.	323	3,559
Principia Biopharma, Inc. (a)	624	22,033
Progenics Pharmaceuticals, Inc. (a)	3,657	19,419
Protagonist Therapeutics, Inc. (a)	721	9,697
Prothena Corp. PLC (a)	1,716	15,616
PTC Therapeutics, Inc. (a)	2,464	100,753
Puma Biotechnology, Inc. (a)	1,404	9,547
Ra Pharmaceuticals, Inc. (a)	1,518	71,452
Radius Health, Inc. (a)	1,963	55,828
Recro Pharma, Inc. (a)	945	14,903
REGENXBIO, Inc. (a)	1,461	52,143
Repligen Corp. (a)	2,263	179,886
Replimune Group, Inc. (a)	555	9,435
Retrophin, Inc. (a)	1,701	20,412
Rhythm Pharmaceuticals, Inc. (a)	962	20,510
Rigel Pharmaceuticals, Inc. (a)	7,167	14,692
Rocket Pharmaceuticals, Inc. (a)	1,248	18,146
Rubius Therapeutics, Inc. (a)	1,454	12,853
Sangamo Therapeutics, Inc. (a)	5,208	47,132
Savara, Inc. (a)	2,036	1,796
Scholar Rock Holding Corp. (a)	743	6,873
Seres Therapeutics, Inc. (a)	1,557	5,450
Solid Biosciences, Inc. (a)	825	9,116
Sorrento Therapeutics, Inc. (a)	5,064	7,697
Spark Therapeutics, Inc. (a)	1,495	163,209
Spectrum Pharmaceuticals, Inc. (a)	4,878	37,853
Spero Therapeutics, Inc. (a)	544	5,968
Stemline Therapeutics, Inc. (a)	1,868	18,680
Stoke Therapeutics, Inc.	385	10,911
Sutro Biopharma, Inc. (a)	409	4,102
Syndax Pharmaceuticals, Inc. (a)	956	6,424
Synlogic, Inc. (a)	630	1,348
Synthorx, Inc.	412	5,661
Syros Pharmaceuticals, Inc. (a)	1,474	7,628
TCR2 Therapeutics, Inc.	498	6,190
TG Therapeutics, Inc. (a)	3,664	25,025
The Medicines Company (a)	3,290	172,692
Tocagen, Inc. (a)(b)	875	552
Translate Bio, Inc. (a)	1,271	11,623
Turning Point Therapeutics, Inc.	311	11,930
Twist Bioscience Corp.	925	22,034
Tyme, Inc. (a)(b)	2,227	2,962
Ultragenyx Pharmaceutical, Inc. (a)	2,383	95,654
UNITY Biotechnology, Inc. (a)	1,273	7,944
UroGen Pharma Ltd. (a)	810	18,330
Vanda Pharmaceuticals, Inc. (a)	2,378	32,127
VBI Vaccines, Inc. (a)	3,111	1,820
Veracyte, Inc. (a)	2,060	47,236
Vericel Corp. (a)	1,952	30,978
Viking Therapeutics, Inc. (a)(b)	2,706	17,508
Voyager Therapeutics, Inc. (a)	1,022	15,729
X4 Pharmaceuticals, Inc. (a)	505	6,186
Xbiotech, Inc. (a)	816	8,870
Xencor, Inc. (a)	2,057	70,370
Y-mAbs Therapeutics, Inc. (a)	915	28,502
ZIOPHARM Oncology, Inc. (a)(b)	7,037	29,696
		6,232,815
Health Care Equipment & Supplies - 3.8%
Accuray, Inc. (a)	4,000	10,400
Alphatec Holdings, Inc. (a)	1,605	11,042
Angiodynamics, Inc. (a)	1,501	22,965
Antares Pharma, Inc. (a)	6,760	22,714
Atricure, Inc. (a)	1,601	42,571
Atrion Corp.	63	53,136
Avanos Medical, Inc. (a)	2,044	90,018
Avedro, Inc.	328	7,623
AxoGen, Inc. (a)	1,468	18,255
Axonics Modulation Technologies, Inc. (a)	652	16,117
BioLife Solutions, Inc. (a)	254	4,321
BioSig Technologies, Inc. (a)	593	3,932
Bovie Medical Corp. (a)	1,458	9,623
Cardiovascular Systems, Inc. (a)	1,474	65,622
Cerus Corp. (a)	6,179	26,879
ConforMis, Inc. (a)	2,878	5,497
CONMED Corp.	1,189	130,814
Cryolife, Inc. (a)	1,567	35,179
CryoPort, Inc. (a)	1,395	19,572
Cutera, Inc. (a)	612	19,278
CytoSorbents Corp. (a)	1,193	5,667
electroCore, Inc. (a)	427	675
Genmark Diagnostics, Inc. (a)	2,253	12,639
Glaukos Corp. (a)	1,572	100,341
Globus Medical, Inc. (a)	3,301	172,873
Haemonetics Corp. (a)	2,223	268,383
Heska Corp. (a)	297	24,063
Inogen, Inc. (a)	800	43,548
Integer Holdings Corp. (a)	1,438	111,359
IntriCon Corp. (a)	389	8,045
Invacare Corp.	1,487	11,480
IRadimed Corp. (a)	176	4,444
iRhythm Technologies, Inc. (a)	1,076	71,898
Lantheus Holdings, Inc. (a)	1,671	34,840
LeMaitre Vascular, Inc.	705	24,393
LivaNova PLC (a)	2,113	149,452
Meridian Bioscience, Inc.	1,888	18,484
Merit Medical Systems, Inc. (a)	2,336	48,250
Mesa Laboratories, Inc.	166	37,807
Misonix, Inc. (a)	283	4,910
Natus Medical, Inc. (a)	1,454	48,971
Neogen Corp. (a)	2,232	145,214
Neuronetics, Inc. (a)	547	4,874
Nevro Corp. (a)	1,304	112,405
Novocure Ltd. (a)	3,779	270,709
NuVasive, Inc. (a)	2,257	159,209
OraSure Technologies, Inc. (a)	2,980	25,449
Orthofix International NV (a)	790	33,204
OrthoPediatrics Corp. (a)	388	15,008
Pulse Biosciences, Inc. (a)(b)	436	6,139
Quidel Corp. (a)	1,559	88,707
Rockwell Medical Technologies, Inc. (a)	2,601	5,748
RTI Biologics, Inc. (a)	2,186	4,809
Seaspine Holdings Corp. (a)	728	10,076
Senseonics Holdings, Inc. (a)(b)	6,156	7,203
Shockwave Medical, Inc. (a)	299	10,172
SI-BONE, Inc.	729	12,138
Sientra, Inc. (a)	1,610	10,352
Silk Road Medical, Inc.	485	16,063
Soliton, Inc.	226	2,513
Staar Surgical Co. (a)	1,922	63,003
SurModics, Inc. (a)	581	27,603
Tactile Systems Technology, Inc. (a)	773	35,110
Tandem Diabetes Care, Inc. (a)	2,442	150,378
TransEnterix, Inc. (a)	6,882	1,570
TransMedics Group, Inc.	248	4,449
Utah Medical Products, Inc.	156	15,985
Vapotherm, Inc.	625	6,438
Varex Imaging Corp. (a)	1,631	48,946
ViewRay, Inc. (a)	2,884	7,498
Wright Medical Group NV (a)	5,452	113,402
Zynex, Inc.	740	6,838
		3,239,292
Health Care Providers & Services - 2.0%
Addus HomeCare Corp. (a)	455	38,316
Amedisys, Inc. (a)	1,363	175,173
American Renal Associates Holdings, Inc. (a)	788	6,556
AMN Healthcare Services, Inc. (a)	2,015	118,401
Apollo Medical Holdings, Inc. (a)	265	3,967
Avalon GloboCare Corp. (a)	816	1,191
BioScrip, Inc. (a)	5,461	19,332
BioTelemetry, Inc. (a)	1,435	56,482
Brookdale Senior Living, Inc. (a)	7,981	58,660
Catasys, Inc. (a)	274	4,277
Community Health Systems, Inc. (a)	3,733	13,215
Corvel Corp. (a)	407	32,202
Cross Country Healthcare, Inc. (a)	1,627	17,588
Diplomat Pharmacy, Inc. (a)	2,594	14,111
Enzo Biochem, Inc. (a)	1,767	5,584
Genesis HealthCare, Inc. Class A (a)	3,008	3,850
Hanger, Inc. (a)	1,534	34,684
HealthEquity, Inc. (a)	3,026	171,847
LHC Group, Inc. (a)	1,300	144,261
Magellan Health Services, Inc. (a)	979	63,537
National Healthcare Corp.	507	41,665
National Research Corp. Class A	506	29,060
Owens & Minor, Inc.	2,691	18,110
Patterson Companies, Inc.	3,745	64,152
Pennant Group, Inc. (a)	1,060	19,069
PetIQ, Inc. Class A (a)	898	22,199
Providence Service Corp. (a)	513	32,765
R1 RCM, Inc. (a)	4,418	46,963
RadNet, Inc. (a)	1,768	27,616
Select Medical Holdings Corp. (a)	4,705	85,725
Surgery Partners, Inc. (a)	1,164	9,254
Tenet Healthcare Corp. (a)	4,483	113,599
The Ensign Group, Inc.	2,215	93,584
The Joint Corp. (a)	603	11,499
Tivity Health, Inc. (a)	2,034	32,971
Triple-S Management Corp.	1,012	15,312
U.S. Physical Therapy, Inc.	540	76,394
		1,723,171
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (a)	7,146	78,177
Castlight Health, Inc. Class B (a)	4,676	7,061
Computer Programs & Systems, Inc.	558	12,873
Evolent Health, Inc. (a)	3,264	24,872
Health Catalyst, Inc.	331	10,645
HealthStream, Inc. (a)	1,157	32,465
HMS Holdings Corp. (a)	3,773	123,339
Inovalon Holdings, Inc. Class A (a)	3,092	48,328
Inspire Medical Systems, Inc. (a)	575	35,064
Livongo Health, Inc.	643	13,882
Nextgen Healthcare, Inc. (a)	2,366	39,997
Omnicell, Inc. (a)	1,829	128,743
OptimizeRx Corp. (a)	574	7,462
Phreesia, Inc.	416	12,326
Simulations Plus, Inc.	541	19,157
Tabula Rasa HealthCare, Inc. (a)	856	43,605
Teladoc Health, Inc. (a)(b)	3,111	238,303
Vocera Communications, Inc. (a)	1,369	27,270
		903,569
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	1,138	17,525
Cambrex Corp. (a)	1,453	86,788
ChromaDex, Inc. (a)	1,515	4,378
Codexis, Inc. (a)	2,295	31,028
Fluidigm Corp. (a)	3,081	15,159
Luminex Corp.	1,901	38,961
Medpace Holdings, Inc. (a)	1,201	88,430
Nanostring Technologies, Inc. (a)	1,436	32,454
NeoGenomics, Inc. (a)	4,118	94,426
Pacific Biosciences of California, Inc. (a)	6,216	30,085
Personalis, Inc. (a)	369	3,823
Quanterix Corp. (a)	546	11,384
Syneos Health, Inc. (a)	2,711	135,957
		590,398
Pharmaceuticals - 1.7%
AcelRx Pharmaceuticals, Inc. (a)	3,656	7,312
Acer Therapeutics, Inc. (a)	290	908
Aclaris Therapeutics, Inc. (a)	1,337	2,340
Aerie Pharmaceuticals, Inc. (a)(b)	1,850	41,052
Akcea Therapeutics, Inc. (a)	525	9,623
Akorn, Inc. (a)	3,972	19,820
Amneal Pharmaceuticals, Inc. (a)	3,989	12,286
Amphastar Pharmaceuticals, Inc. (a)	1,554	30,016
ANI Pharmaceuticals, Inc. (a)	400	31,244
Arvinas Holding Co. LLC (a)	781	16,135
Assertio Therapeutics, Inc. (a)	2,401	1,897
Axsome Therapeutics, Inc. (a)	1,083	26,079
Biodelivery Sciences International, Inc. (a)	3,695	21,357
Cara Therapeutics, Inc. (a)	1,753	36,392
Cerecor, Inc. (a)	813	2,797
Chiasma, Inc. (a)	1,445	7,572
Collegium Pharmaceutical, Inc. (a)	1,334	16,008
Corcept Therapeutics, Inc. (a)	4,130	60,257
CorMedix, Inc. (a)	1,005	5,608
CymaBay Therapeutics, Inc. (a)	3,133	14,067
Dermira, Inc. (a)	2,101	14,056
Dova Pharmaceuticals, Inc. (a)	378	10,777
Eloxx Pharmaceuticals, Inc. (a)	1,088	6,626
Endo International PLC (a)	9,654	44,312
Evofem Biosciences, Inc. (a)	543	2,764
Evolus, Inc. (a)	632	10,080
Eyepoint Pharmaceuticals, Inc. (a)	2,854	6,450
Fulcrum Therapeutics, Inc.	196	1,229
Innoviva, Inc. (a)	2,898	33,675
Intersect ENT, Inc. (a)	1,298	23,130
Intra-Cellular Therapies, Inc. (a)	1,837	16,992
Kala Pharmaceuticals, Inc. (a)	825	2,995
Kaleido Biosciences, Inc. (a)	190	1,113
Lannett Co., Inc. (a)	1,414	16,812
Liquidia Technologies, Inc. (a)	505	2,212
Mallinckrodt PLC (a)(b)	3,715	11,739
Marinus Pharmaceuticals, Inc. (a)	1,907	2,231
Menlo Therapeutics, Inc. (a)	572	2,900
MyoKardia, Inc. (a)	1,963	112,539
NGM Biopharmaceuticals, Inc.	247	3,204
Ocular Therapeutix, Inc. (a)	1,824	5,910
Odonate Therapeutics, Inc. (a)	494	15,689
Omeros Corp. (a)(b)	2,042	32,345
OptiNose, Inc. (a)	1,164	9,102
Osmotica Pharmaceuticals PLC	331	1,466
Pacira Biosciences, Inc. (a)	1,753	70,979
Paratek Pharmaceuticals, Inc. (a)(b)	1,247	3,847
Phibro Animal Health Corp. Class A	925	22,163
Prestige Brands Holdings, Inc. (a)	2,188	77,586
Reata Pharmaceuticals, Inc. (a)	875	180,320
resTORbio, Inc. (a)	564	4,089
Revance Therapeutics, Inc. (a)	1,845	28,893
SIGA Technologies, Inc. (a)	2,416	13,409
Strongbridge Biopharma PLC (a)	1,329	2,817
Supernus Pharmaceuticals, Inc. (a)	2,153	59,832
TherapeuticsMD, Inc. (a)	8,468	22,525
Theravance Biopharma, Inc. (a)	1,871	30,161
Tricida, Inc. (a)	955	35,727
Verrica Pharmaceuticals, Inc. (a)	568	7,679
WAVE Life Sciences (a)	951	24,051
Xeris Pharmaceuticals, Inc. (a)	1,128	9,227
Zogenix, Inc. (a)	1,867	83,362
Zynerba Pharmaceuticals, Inc. (a)	1,028	7,977
		1,437,762

TOTAL HEALTH CARE		14,127,007

INDUSTRIALS - 16.2%
Aerospace & Defense - 1.3%
AAR Corp.	1,438	60,037
Aerojet Rocketdyne Holdings, Inc. (a)	3,164	136,780
AeroVironment, Inc. (a)	924	53,574
Astronics Corp. (a)	1,060	30,676
Axon Enterprise, Inc. (a)	2,539	129,819
Cubic Corp.	1,358	100,139
Ducommun, Inc. (a)	465	23,055
Kratos Defense & Security Solutions, Inc. (a)	3,934	74,274
Maxar Technologies, Inc.	2,594	22,023
Mercury Systems, Inc. (a)	2,355	173,469
Moog, Inc. Class A	1,408	117,864
National Presto Industries, Inc.	216	18,595
Park Aerospace Corp.	820	13,932
Parsons Corp.	816	29,050
Triumph Group, Inc.	2,131	44,261
Vectrus, Inc. (a)	486	22,215
Wesco Aircraft Holdings, Inc. (a)	2,375	26,173
		1,075,936
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	2,546	53,237
Atlas Air Worldwide Holdings, Inc. (a)	974	21,360
Echo Global Logistics, Inc. (a)	1,288	25,644
Forward Air Corp.	1,204	83,281
Hub Group, Inc. Class A (a)	1,400	64,120
Radiant Logistics, Inc.	1,819	9,804
		257,446
Airlines - 0.5%
Allegiant Travel Co.	564	94,374
Hawaiian Holdings, Inc.	2,043	58,450
Mesa Air Group, Inc. (a)	942	7,178
SkyWest, Inc.	2,159	128,568
Spirit Airlines, Inc. (a)	3,000	112,680
		401,250
Building Products - 1.6%
AAON, Inc.	1,786	86,907
Advanced Drain Systems, Inc.	1,608	59,528
American Woodmark Corp. (a)	743	73,676
Apogee Enterprises, Inc.	1,105	41,482
Armstrong Flooring, Inc. (a)	839	5,151
Builders FirstSource, Inc. (a)	4,931	111,490
Caesarstone Sdot-Yam Ltd.	1,002	16,924
Continental Building Products, Inc. (a)	1,519	45,433
CSW Industrials, Inc.	649	44,924
Gibraltar Industries, Inc. (a)	1,401	74,575
Griffon Corp.	1,571	33,478
Insteel Industries, Inc.	757	14,436
Jeld-Wen Holding, Inc. (a)	2,906	49,664
Masonite International Corp. (a)	1,092	67,060
NCI Building Systems, Inc. (a)	1,973	12,331
Patrick Industries, Inc. (a)	988	48,817
PGT, Inc. (a)	2,493	44,026
Quanex Building Products Corp.	1,398	26,967
Simpson Manufacturing Co. Ltd.	1,933	159,743
Trex Co., Inc. (a)	2,559	224,911
Universal Forest Products, Inc.	2,573	129,576
		1,371,099
Commercial Services & Supplies - 2.9%
ABM Industries, Inc.	2,892	105,442
ACCO Brands Corp.	4,134	37,826
ADS Waste Holdings, Inc. (a)	3,157	103,486
Brady Corp. Class A	2,090	117,751
BrightView Holdings, Inc. (a)	1,360	24,208
Casella Waste Systems, Inc. Class A (a)	1,937	84,434
CECO Environmental Corp. (a)	1,476	10,125
Charah Solutions, Inc. (a)	305	583
Cimpress NV (a)	946	124,986
CompX International, Inc. Class A	55	806
Covanta Holding Corp.	5,065	73,139
Deluxe Corp.	1,900	98,477
Ennis, Inc.	1,089	21,334
Healthcare Services Group, Inc.	3,218	78,390
Heritage-Crystal Clean, Inc. (a)	630	16,720
Herman Miller, Inc.	2,548	118,482
HNI Corp.	1,832	69,616
Interface, Inc.	2,460	40,910
Kimball International, Inc. Class B	1,514	30,825
Knoll, Inc.	2,147	57,411
LSC Communications, Inc.	1,251	1,220
Matthews International Corp. Class A	1,348	49,849
McGrath RentCorp.	1,061	80,965
Mobile Mini, Inc.	1,946	73,209
MSA Safety, Inc.	1,527	183,347
NL Industries, Inc. (a)	252	1,041
NRC Group Holdings Corp. (a)	510	6,242
PICO Holdings, Inc. (a)	841	9,066
Pitney Bowes, Inc.	7,376	32,454
Quad/Graphics, Inc.	1,330	6,025
R.R. Donnelley & Sons Co.	3,123	13,616
SP Plus Corp. (a)	995	43,949
Steelcase, Inc. Class A	3,785	66,124
Team, Inc. (a)	1,313	23,844
Tetra Tech, Inc.	2,372	207,479
The Brink's Co.	2,171	184,448
U.S. Ecology, Inc.	958	59,616
UniFirst Corp.	656	131,751
Viad Corp.	880	53,698
VSE Corp.	367	14,100
		2,456,994
Construction & Engineering - 1.1%
Aegion Corp. (a)	1,295	28,063
Ameresco, Inc. Class A (a)	981	14,460
Arcosa, Inc.	2,145	82,389
Argan, Inc.	611	23,126
Comfort Systems U.S.A., Inc.	1,574	79,345
Concrete Pumping Holdings, Inc. (a)	932	3,206
Construction Partners, Inc. Class A (a)	595	10,186
Dycom Industries, Inc. (a)	1,369	62,413
EMCOR Group, Inc.	2,409	211,293
Granite Construction, Inc.	2,044	48,116
Great Lakes Dredge & Dock Corp. (a)	2,634	28,316
Ies Holdings, Inc. (a)	470	9,118
MasTec, Inc. (a)	2,596	163,392
MYR Group, Inc. (a)	666	22,917
Northwest Pipe Co. (a)	425	12,963
NV5 Holdings, Inc. (a)	446	32,304
Primoris Services Corp.	1,891	38,652
Sterling Construction Co., Inc. (a)	1,213	19,705
Tutor Perini Corp. (a)	1,731	26,779
Williams Scotsman Corp. (a)	2,233	35,192
		951,935
Electrical Equipment - 0.9%
Allied Motion Technologies, Inc.	309	11,699
American Superconductor Corp. (a)	985	7,713
Atkore International Group, Inc. (a)	2,025	70,268
AZZ, Inc.	1,176	45,617
Bloom Energy Corp. Class A (a)(b)	2,212	6,769
Encore Wire Corp.	864	48,557
Energous Corp. (a)	1,072	2,937
EnerSys	1,867	124,828
Generac Holdings, Inc. (a)	2,652	256,130
Plug Power, Inc. (a)(b)	10,129	26,842
Powell Industries, Inc.	401	15,703
Preformed Line Products Co.	130	7,098
Sunrun, Inc. (a)	4,921	76,472
Thermon Group Holdings, Inc. (a)	1,430	34,077
TPI Composites, Inc. (a)	1,268	26,032
Vicor Corp. (a)	809	29,407
Vivint Solar, Inc. (a)	1,808	12,674
		802,823
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,599	55,773
Machinery - 3.9%
Actuant Corp. Class A	2,474	61,281
Alamo Group, Inc.	423	45,286
Albany International Corp. Class A	1,331	111,777
Altra Industrial Motion Corp.	2,791	85,963
Astec Industries, Inc.	935	32,809
Barnes Group, Inc.	2,067	120,816
Blue Bird Corp. (a)	707	13,815
Briggs & Stratton Corp.	1,894	13,959
Chart Industries, Inc. (a)	1,560	91,463
CIRCOR International, Inc. (a)	833	31,896
Columbus McKinnon Corp. (NY Shares)	988	37,070
Commercial Vehicle Group, Inc. (a)	1,311	9,557
Douglas Dynamics, Inc.	967	45,285
Eastern Co.	221	6,097
Energy Recovery, Inc. (a)	1,564	14,561
EnPro Industries, Inc.	881	61,274
ESCO Technologies, Inc.	1,102	93,108
Evoqua Water Technologies Corp. (a)	3,278	56,939
Federal Signal Corp.	2,578	83,630
Franklin Electric Co., Inc.	2,005	107,969
Gencor Industries, Inc. (a)	407	5,088
Gorman-Rupp Co.	752	27,779
Graham Corp.	435	9,857
Greenbrier Companies, Inc.	1,440	42,178
Harsco Corp. (a)	3,512	71,188
Hillenbrand, Inc.	2,674	82,332
Hurco Companies, Inc.	287	9,985
Hyster-Yale Materials Handling Class A	452	22,925
John Bean Technologies Corp.	1,354	139,151
Kadant, Inc.	470	42,676
Kennametal, Inc.	3,558	110,120
L.B. Foster Co. Class A (a)	468	8,518
Lindsay Corp.	463	43,712
Luxfer Holdings PLC sponsored	1,148	19,355
Lydall, Inc. (a)	724	14,169
Manitowoc Co., Inc. (a)	1,518	19,370
Meritor, Inc. (a)	3,450	76,004
Milacron Holdings Corp. (a)	2,961	49,508
Miller Industries, Inc.	465	16,717
Mueller Industries, Inc.	2,418	74,402
Mueller Water Products, Inc. Class A	6,765	79,151
Navistar International Corp. New (a)	2,157	67,471
NN, Inc.	1,912	13,805
Omega Flex, Inc.	128	11,885
Park-Ohio Holdings Corp.	411	12,642
Proto Labs, Inc. (a)	1,187	115,103
RBC Bearings, Inc. (a)	1,053	168,943
REV Group, Inc.	1,150	14,306
Rexnord Corp. (a)	4,576	129,455
Spartan Motors, Inc.	1,483	25,908
SPX Corp. (a)	1,891	86,116
SPX Flow, Inc. (a)	1,855	83,994
Standex International Corp.	553	41,906
Sun Hydraulics Corp.	1,277	50,608
Tennant Co.	787	60,937
Terex Corp.	2,753	75,845
Titan International, Inc.	1,935	5,166
TriMas Corp. (a)	1,914	61,860
Twin Disc, Inc. (a)	393	4,229
Wabash National Corp.	2,260	32,228
Watts Water Technologies, Inc. Class A	1,188	110,781
Welbilt, Inc. (a)	5,667	107,446
		3,369,374
Marine - 0.1%
Costamare, Inc.	2,129	16,734
Eagle Bulk Shipping, Inc. (a)	2,065	8,962
Genco Shipping & Trading Ltd.	586	5,790
Matson, Inc.	1,831	69,908
Safe Bulkers, Inc. (a)	1,782	2,905
Scorpio Bulkers, Inc.	2,482	16,133
		120,432
Professional Services - 1.6%
Acacia Research Corp. (a)	2,340	5,944
Asgn, Inc. (a)	2,220	141,170
Barrett Business Services, Inc.	317	27,810
BG Staffing, Inc.	425	8,130
CBIZ, Inc. (a)	2,197	60,132
CRA International, Inc.	335	16,499
Exponent, Inc.	2,250	142,943
Forrester Research, Inc.	442	15,240
Franklin Covey Co. (a)	470	17,954
FTI Consulting, Inc. (a)	1,614	175,716
GP Strategies Corp. (a)	501	5,561
Heidrick & Struggles International, Inc.	825	23,480
Huron Consulting Group, Inc. (a)	975	64,487
ICF International, Inc.	789	67,609
InnerWorkings, Inc. (a)	2,029	9,841
Insperity, Inc.	1,687	178,198
Kelly Services, Inc. Class A (non-vtg.)	1,412	33,902
Kforce, Inc.	937	38,333
Korn Ferry	2,466	90,478
MISTRAS Group, Inc. (a)	789	12,230
Resources Connection, Inc.	1,265	18,532
TriNet Group, Inc. (a)	1,940	102,801
TrueBlue, Inc. (a)	1,739	39,823
Upwork, Inc.	2,425	36,472
Willdan Group, Inc. (a)	420	12,726
		1,346,011
Road & Rail - 0.5%
ArcBest Corp.	1,131	32,675
Avis Budget Group, Inc. (a)	2,557	75,968
Covenant Transport Group, Inc. Class A (a)	499	7,670
Daseke, Inc. (a)	2,074	5,579
Heartland Express, Inc.	1,986	41,507
Hertz Global Holdings, Inc. (a)	4,426	59,795
Marten Transport Ltd.	1,717	37,190
P.A.M. Transportation Services, Inc. (a)	73	4,183
Roadrunner Transportation Systems, Inc. (a)	133	1,495
Saia, Inc. (a)	1,124	100,261
U.S. Xpress Enterprises, Inc. (a)	1,048	5,439
Universal Logistics Holdings, Inc.	328	6,184
Werner Enterprises, Inc.	1,987	72,526
YRC Worldwide, Inc. (a)	1,473	4,935
		455,407
Trading Companies & Distributors - 1.4%
Aircastle Ltd.	2,230	60,701
Applied Industrial Technologies, Inc.	1,655	99,035
Beacon Roofing Supply, Inc. (a)	2,979	92,468
BlueLinx Corp. (a)	402	12,567
BMC Stock Holdings, Inc. (a)	2,884	77,839
CAI International, Inc. (a)	729	17,328
DXP Enterprises, Inc. (a)	710	24,509
EVI Industries, Inc.	210	7,222
Foundation Building Materials, Inc. (a)	677	12,585
GATX Corp.	1,545	122,905
General Finance Corp. (a)	579	5,663
GMS, Inc. (a)	1,412	42,304
H&E Equipment Services, Inc.	1,382	46,905
Herc Holdings, Inc. (a)	1,052	46,562
Kaman Corp.	1,179	69,172
Lawson Products, Inc. (a)	187	8,593
MRC Global, Inc. (a)	3,493	39,680
Now, Inc. (a)	4,606	48,547
Rush Enterprises, Inc.:
Class A	1,267	55,355
Class B	145	6,223
SiteOne Landscape Supply, Inc. (a)	1,777	156,483
Systemax, Inc.	549	11,880
Textainer Group Holdings Ltd. (a)	1,215	12,575
Titan Machinery, Inc. (a)	813	13,496
Transcat, Inc. (a)	380	11,909
Triton International Ltd.	2,422	88,887
Veritiv Corp. (a)	586	7,993
Willis Lease Finance Corp. (a)	122	6,650
		1,206,036

TOTAL INDUSTRIALS		13,870,516

INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 1.1%
Acacia Communications, Inc. (a)	1,646	108,076
ADTRAN, Inc.	2,093	18,439
Applied Optoelectronics, Inc. (a)(b)	837	7,834
CalAmp Corp. (a)	1,322	14,833
Calix Networks, Inc. (a)	2,219	16,975
Cambium Networks Corp. (a)	195	1,708
Casa Systems, Inc. (a)	1,462	9,825
Clearfield, Inc. (a)	539	6,646
Comtech Telecommunications Corp.	1,028	35,929
Dasan Zhone Solutions, Inc. (a)	333	2,509
Digi International, Inc. (a)	1,260	18,169
Extreme Networks, Inc. (a)	5,019	32,322
Harmonic, Inc. (a)	3,774	29,362
Infinera Corp. (a)	7,559	42,255
Inseego Corp. (a)(b)	2,059	11,798
InterDigital, Inc.	1,360	72,937
KVH Industries, Inc. (a)	685	7,001
Lumentum Holdings, Inc. (a)	3,339	209,222
NETGEAR, Inc. (a)	1,343	36,489
NetScout Systems, Inc. (a)	3,147	76,220
Plantronics, Inc.	1,455	57,356
Sonus Networks, Inc. (a)	2,431	10,429
Tessco Technologies, Inc.	242	3,216
Viavi Solutions, Inc. (a)	10,055	160,478
		990,028
Electronic Equipment & Components - 2.6%
Airgain, Inc. (a)	358	4,070
Akoustis Technologies, Inc. (a)	1,125	9,191
Anixter International, Inc. (a)	1,332	110,223
Arlo Technologies, Inc. (a)	3,185	10,861
AVX Corp.	1,982	30,364
Badger Meter, Inc.	1,229	71,036
Bel Fuse, Inc. Class B (non-vtg.)	471	6,928
Belden, Inc.	1,687	86,509
Benchmark Electronics, Inc.	1,625	55,088
Coda Octopus Group, Inc. (a)	185	1,358
CTS Corp.	1,411	37,645
Daktronics, Inc.	1,564	10,729
ePlus, Inc. (a)	581	45,394
Fabrinet (a)	1,587	89,237
FARO Technologies, Inc. (a)	766	36,523
Fitbit, Inc. (a)(b)	9,777	60,422
II-VI, Inc. (a)	3,904	129,418
Insight Enterprises, Inc. (a)	1,534	94,157
Iteris, Inc. (a)	1,647	8,828
Itron, Inc. (a)	1,492	113,780
KEMET Corp.	2,466	53,611
Kimball Electronics, Inc. (a)	1,097	16,301
Knowles Corp. (a)	3,536	76,307
Methode Electronics, Inc. Class A	1,636	56,278
MTS Systems Corp.	778	43,941
Napco Security Technolgies, Inc. (a)	516	15,666
nLIGHT, Inc. (a)	1,460	19,506
Novanta, Inc. (a)	1,458	129,835
OSI Systems, Inc. (a)	725	71,949
Par Technology Corp. (a)(b)	520	13,031
PC Connection, Inc.	492	24,029
Plexus Corp. (a)	1,268	93,756
Rogers Corp. (a)	806	109,197
Sanmina Corp. (a)	2,954	90,776
ScanSource, Inc. (a)	1,090	35,207
Tech Data Corp. (a)	1,585	192,578
TTM Technologies, Inc. (a)	4,347	50,903
Vishay Intertechnology, Inc.	5,742	115,701
Vishay Precision Group, Inc. (a)	439	14,948
Wrap Technologies, Inc. (a)	345	1,356
		2,236,637
IT Services - 2.3%
3PEA International, Inc. (a)(b)	1,296	13,971
Brightcove, Inc. (a)	1,714	16,300
Carbonite, Inc. (a)	1,449	24,879
Cardtronics PLC (a)	1,643	56,289
Cass Information Systems, Inc.	612	35,074
Conduent, Inc. (a)	7,353	45,442
CSG Systems International, Inc.	1,433	82,598
Endurance International Group Holdings, Inc. (a)	3,167	12,415
EVERTEC, Inc.	2,627	80,360
EVO Payments, Inc. Class A (a)	1,520	43,214
Exela Technologies, Inc. (a)	1,593	973
ExlService Holdings, Inc. (a)	1,465	102,008
GTT Communications, Inc. (a)(b)	1,437	10,821
Hackett Group, Inc.	1,085	18,347
i3 Verticals, Inc. Class A (a)	600	12,270
Information Services Group, Inc. (a)	1,136	2,454
International Money Express, Inc. (a)	622	9,529
KBR, Inc.	6,161	173,494
Limelight Networks, Inc. (a)	5,047	21,298
Liveramp Holdings, Inc. (a)	2,923	114,260
ManTech International Corp. Class A	1,160	91,849
Maximus, Inc.	2,753	211,265
NIC, Inc.	2,831	66,585
Perficient, Inc. (a)	1,406	55,115
Perspecta, Inc.	6,137	162,876
Presidio, Inc.	1,984	32,934
PRG-Schultz International, Inc. (a)	1,266	6,330
Priority Technology Holdings, Inc. (a)	245	848
Science Applications International Corp.	2,580	213,160
StarTek, Inc. (a)	621	4,037
Sykes Enterprises, Inc. (a)	1,651	51,008
Ttec Holdings, Inc.	629	29,796
Tucows, Inc. (a)	418	23,216
Unisys Corp. (a)	2,326	23,865
Verra Mobility Corp. (a)	5,019	72,023
Virtusa Corp. (a)	1,310	48,837
		1,969,740
Semiconductors & Semiconductor Equipment - 2.7%
Adesto Technologies Corp. (a)	1,148	10,516
Advanced Energy Industries, Inc. (a)	1,661	98,165
Alpha & Omega Semiconductor Ltd. (a)	828	10,814
Ambarella, Inc. (a)	1,378	72,524
Amkor Technology, Inc. (a)	4,258	52,927
Axcelis Technologies, Inc. (a)	1,380	26,455
AXT, Inc. (a)	1,994	6,221
Brooks Automation, Inc.	3,096	131,487
Cabot Microelectronics Corp.	1,259	190,260
Ceva, Inc. (a)	925	25,179
Cirrus Logic, Inc. (a)	2,521	171,327
Cohu, Inc.	1,766	29,351
Diodes, Inc. (a)	1,782	83,130
DSP Group, Inc. (a)	986	14,701
Enphase Energy, Inc. (a)	3,986	77,448
FormFactor, Inc. (a)	3,258	71,122
GSI Technology, Inc. (a)	716	5,599
Ichor Holdings Ltd. (a)	977	28,440
Impinj, Inc. (a)	670	22,040
Inphi Corp. (a)	1,956	140,597
Lattice Semiconductor Corp. (a)	5,420	106,178
MACOM Technology Solutions Holdings, Inc. (a)	2,050	46,617
MaxLinear, Inc. Class A (a)	2,812	53,316
NeoPhotonics Corp. (a)	1,723	11,337
NVE Corp.	201	12,512
Onto Innovation, Inc. (a)	2,074	66,783
PDF Solutions, Inc. (a)	1,266	20,459
Photronics, Inc. (a)	2,877	33,949
Power Integrations, Inc.	1,228	111,883
Rambus, Inc. (a)	4,741	65,639
Semtech Corp. (a)	2,871	144,871
Silicon Laboratories, Inc. (a)	1,858	197,394
SMART Global Holdings, Inc. (a)	570	16,929
SunPower Corp. (a)(b)	2,696	23,617
Synaptics, Inc. (a)	1,454	61,228
Ultra Clean Holdings, Inc. (a)	1,711	36,564
Veeco Instruments, Inc. (a)	2,081	28,385
Xperi Corp.	2,147	43,595
		2,349,559
Software - 4.6%
8x8, Inc. (a)	4,152	80,217
A10 Networks, Inc. (a)	2,527	18,776
ACI Worldwide, Inc. (a)	5,005	157,107
Agilysys, Inc. (a)	920	23,175
Alarm.com Holdings, Inc. (a)	1,587	78,398
Altair Engineering, Inc. Class A (a)	1,703	62,790
American Software, Inc. Class A	1,198	19,420
AppFolio, Inc. (a)	685	66,603
Appian Corp. Class A (a)(b)	1,369	61,112
Avaya Holdings Corp. (a)	4,844	58,564
Benefitfocus, Inc. (a)	1,316	29,919
Blackbaud, Inc.	2,112	177,302
BlackLine, Inc. (a)	1,853	86,609
Bottomline Technologies, Inc. (a)	1,856	76,003
Box, Inc. Class A (a)	6,194	104,802
ChannelAdvisor Corp. (a)	1,173	11,038
Cision Ltd. (a)	4,006	40,340
Cloudera, Inc. (a)(b)	10,387	88,082
CommVault Systems, Inc. (a)	1,766	87,717
Cornerstone OnDemand, Inc. (a)	2,464	144,316
Digimarc Corp. (a)	503	17,907
Digital Turbine, Inc. (a)	3,467	24,234
Domo, Inc. Class B (a)	719	11,562
Ebix, Inc. (b)	1,045	44,548
eGain Communications Corp. (a)	912	6,863
Envestnet, Inc. (a)	2,073	129,542
Everbridge, Inc. (a)	1,458	101,346
Five9, Inc. (a)	2,614	145,103
Forescout Technologies, Inc. (a)	1,778	54,691
GTY Govtech, Inc. (a)	1,682	8,763
Ideanomics, Inc. (a)	1,934	2,224
Instructure, Inc. (a)	1,467	68,553
Intelligent Systems Corp. (a)	290	13,099
j2 Global, Inc.	2,021	191,914
LivePerson, Inc. (a)	2,664	109,357
Majesco (a)	257	2,213
MicroStrategy, Inc. Class A (a)	353	54,097
Mitek Systems, Inc. (a)	1,622	15,636
MobileIron, Inc. (a)	4,233	26,499
Model N, Inc. (a)	1,404	41,825
Onespan, Inc. (a)	1,434	26,830
Phunware, Inc. (a)	1,356	2,237
Progress Software Corp.	1,906	76,011
PROS Holdings, Inc. (a)	1,431	73,324
Q2 Holdings, Inc. (a)	1,881	134,473
QAD, Inc. Class A	482	22,403
Qualys, Inc. (a)	1,468	125,264
Rapid7, Inc. (a)	2,151	107,744
Rimini Street, Inc. (a)	742	2,901
SailPoint Technologies Holding, Inc. (a)	3,801	73,587
SecureWorks Corp. (a)	302	3,672
SharpSpring, Inc. (a)	555	5,655
ShotSpotter, Inc. (a)	379	7,656
SPS Commerce, Inc. (a)	1,516	79,999
SurveyMonkey (a)	3,759	69,166
Synchronoss Technologies, Inc. (a)	1,613	9,678
Telaria, Inc. (a)	1,839	13,921
TeleNav, Inc. (a)	1,404	6,613
Tenable Holdings, Inc. (a)	1,615	40,698
TiVo Corp.	5,590	45,503
Upland Software, Inc. (a)	1,007	37,742
Varonis Systems, Inc. (a)	1,285	91,942
Verint Systems, Inc. (a)	2,838	128,817
VirnetX Holding Corp. (a)	2,709	15,848
Workiva, Inc. (a)	1,593	66,380
Yext, Inc. (a)	4,054	66,729
Zix Corp. (a)	2,233	14,760
Zuora, Inc. (a)	3,784	53,922
		3,945,741
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (a)	5,012	47,564
Astro-Med, Inc.	259	4,108
Avid Technology, Inc. (a)	1,239	8,369
Diebold Nixdorf, Inc. (a)	3,305	23,135
Immersion Corp. (a)	1,403	11,533
Sonim Technologies, Inc.	133	318
Stratasys Ltd. (a)	2,238	46,282
		141,309

TOTAL INFORMATION TECHNOLOGY		11,633,014

MATERIALS - 3.8%
Chemicals - 1.9%
A. Schulman, Inc. rights (a)(c)	675	292
Advanced Emissions Solutions, Inc.	724	10,013
AdvanSix, Inc. (a)	1,212	27,585
American Vanguard Corp.	1,257	17,573
Amyris, Inc. (a)(b)	1,483	4,916
Balchem Corp.	1,400	141,694
Chase Corp.	310	36,317
Ferro Corp. (a)	3,552	39,534
Flotek Industries, Inc. (a)	2,536	4,844
FutureFuel Corp.	1,075	13,255
GCP Applied Technologies, Inc. (a)	2,345	48,448
H.B. Fuller Co.	2,256	110,093
Hawkins, Inc.	414	17,699
Ingevity Corp. (a)	1,835	154,525
Innophos Holdings, Inc.	851	27,760
Innospec, Inc.	1,049	95,837
Intrepid Potash, Inc. (a)	3,971	12,270
Koppers Holdings, Inc. (a)	825	26,483
Kraton Performance Polymers, Inc. (a)	1,329	29,796
Kronos Worldwide, Inc.	1,050	13,314
Livent Corp.	6,429	44,103
LSB Industries, Inc. (a)	1,059	4,480
Marrone Bio Innovations, Inc. (a)	1,880	2,482
Minerals Technologies, Inc.	1,525	75,411
OMNOVA Solutions, Inc. (a)	1,927	19,482
Orion Engineered Carbons SA	2,610	43,222
PolyOne Corp.	3,323	106,502
PQ Group Holdings, Inc. (a)	1,567	25,808
Quaker Chemical Corp.	567	86,683
Rayonier Advanced Materials, Inc.	2,201	9,178
Sensient Technologies Corp.	1,844	115,361
Stepan Co.	884	86,384
Trecora Resources (a)	919	8,060
Tredegar Corp.	1,141	22,683
Trinseo SA	1,788	75,990
Tronox Holdings PLC	3,972	33,722
Valhi, Inc.	1,258	2,378
		1,594,177
Construction Materials - 0.2%
Forterra, Inc. (a)	867	7,118
Summit Materials, Inc. (a)	4,922	112,861
U.S. Concrete, Inc. (a)	697	36,425
United States Lime & Minerals, Inc.	93	8,231
		164,635
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	1,127	44,145
Class B	288	13,545
Myers Industries, Inc.	1,525	25,818
UFP Technologies, Inc. (a)	286	11,900
		95,408
Metals & Mining - 1.2%
AK Steel Holding Corp. (a)	13,631	32,169
Allegheny Technologies, Inc. (a)	5,425	113,979
Carpenter Technology Corp.	2,036	99,805
Century Aluminum Co. (a)	2,414	14,074
Cleveland-Cliffs, Inc.	11,632	84,099
Coeur d'Alene Mines Corp. (a)	9,620	53,102
Commercial Metals Co.	5,172	99,975
Compass Minerals International, Inc.	1,472	83,139
Gold Resource Corp.	2,885	12,636
Haynes International, Inc.	558	19,229
Hecla Mining Co.	21,422	49,271
Kaiser Aluminum Corp.	699	74,849
Materion Corp.	874	49,678
Mayville Engineering Co., Inc.	233	1,992
Novagold Resources, Inc. (a)	10,028	72,939
Olympic Steel, Inc.	459	6,876
Pan American Silver Corp. rights (a)(c)	9,931	0
Ramaco Resources, Inc. (a)	405	1,438
Ryerson Holding Corp. (a)	660	5,735
Schnitzer Steel Industries, Inc. Class A	1,098	23,431
SunCoke Energy, Inc.	3,332	17,626
Synalloy Corp.	344	5,387
TimkenSteel Corp. (a)	1,886	10,599
Warrior Metropolitan Coal, Inc.	2,244	43,713
Worthington Industries, Inc.	1,666	61,325
		1,037,066
Paper & Forest Products - 0.4%
Boise Cascade Co.	1,690	60,451
Clearwater Paper Corp. (a)	720	13,349
Louisiana-Pacific Corp.	5,389	157,520
Neenah, Inc.	742	47,859
P.H. Glatfelter Co.	2,014	36,252
Schweitzer-Mauduit International, Inc.	1,328	53,771
Verso Corp. (a)	1,527	22,355
		391,557

TOTAL MATERIALS		3,282,843

REAL ESTATE - 8.3%
Equity Real Estate Investment Trusts (REITs) - 7.6%
Acadia Realty Trust (SBI)	3,653	102,211
Agree Realty Corp.	1,792	141,156
Alexander & Baldwin, Inc.	3,018	70,953
Alexanders, Inc.	97	33,504
American Assets Trust, Inc.	2,117	103,648
American Finance Trust, Inc. (b)	4,690	69,412
Armada Hoffler Properties, Inc.	2,269	42,521
Ashford Hospitality Trust, Inc.	3,843	10,491
Bluerock Residential Growth (REIT), Inc.	1,012	12,164
Braemar Hotels & Resorts, Inc.	1,287	11,879
BRT Realty Trust	490	8,183
CareTrust (REIT), Inc.	4,208	102,002
CatchMark Timber Trust, Inc.	2,182	25,028
CBL & Associates Properties, Inc.	7,431	10,701
Cedar Realty Trust, Inc.	3,661	12,228
Chatham Lodging Trust	2,019	36,443
CIM Commercial Trust Corp.	55	800
City Office REIT, Inc.	1,642	22,233
Clipper Realty, Inc.	528	5,090
Community Healthcare Trust, Inc.	803	38,881
CorEnergy Infrastructure Trust, Inc.	555	26,734
CorePoint Lodging, Inc.	1,710	16,844
Corrections Corp. of America	5,159	78,726
DiamondRock Hospitality Co.	8,690	86,726
Easterly Government Properties, Inc.	3,409	76,089
EastGroup Properties, Inc.	1,613	216,061
Essential Properties Realty Trust, Inc.	3,349	85,935
Farmland Partners, Inc.	1,177	7,886
First Industrial Realty Trust, Inc.	5,516	232,279
Four Corners Property Trust, Inc.	3,001	85,979
Franklin Street Properties Corp.	4,430	38,098
Front Yard Residential Corp. Class B	2,218	27,437
Getty Realty Corp.	1,510	50,645
Gladstone Commercial Corp.	1,304	30,722
Gladstone Land Corp.	801	9,580
Global Medical REIT, Inc.	1,363	16,492
Global Net Lease, Inc.	3,614	70,401
Government Properties Income Trust	2,103	67,044
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,735	81,667
Healthcare Realty Trust, Inc.	5,568	193,599
Hersha Hospitality Trust	1,540	21,252
Independence Realty Trust, Inc.	4,004	61,662
Industrial Logistics Properties Trust	2,836	60,237
Investors Real Estate Trust	523	39,575
iStar Financial, Inc.	2,566	33,384
Jernigan Capital, Inc.	904	17,167
Kite Realty Group Trust	3,715	66,201
Lexington Corporate Properties Trust	9,927	108,006
LTC Properties, Inc.	1,711	88,715
Mack-Cali Realty Corp.	3,840	82,253
Monmouth Real Estate Investment Corp. Class A	4,077	61,481
National Health Investors, Inc.	1,819	156,052
National Storage Affiliates Trust	2,597	88,739
New Senior Investment Group, Inc.	3,769	26,534
NexPoint Residential Trust, Inc.	846	41,259
One Liberty Properties, Inc.	675	19,177
Pebblebrook Hotel Trust	5,757	148,012
Pennsylvania Real Estate Investment Trust (SBI)	3,140	17,333
Physicians Realty Trust	8,099	151,208
Piedmont Office Realty Trust, Inc. Class A	5,428	121,804
Potlatch Corp.	2,861	121,507
Preferred Apartment Communities, Inc. Class A	1,908	27,323
PS Business Parks, Inc.	874	157,801
QTS Realty Trust, Inc. Class A	2,391	128,134
Ramco-Gershenson Properties Trust (SBI)	3,350	48,575
Retail Opportunity Investments Corp.	4,912	91,682
Retail Value, Inc.	656	24,016
Rexford Industrial Realty, Inc.	4,767	229,245
RLJ Lodging Trust	7,707	126,472
Ryman Hospitality Properties, Inc.	1,999	168,256
Sabra Health Care REIT, Inc.	8,234	202,556
Safety Income and Growth, Inc.	459	15,872
Saul Centers, Inc.	530	28,376
Senior Housing Properties Trust (SBI)	10,340	102,625
Seritage Growth Properties (b)	1,481	64,409
Stag Industrial, Inc.	5,560	172,582
Summit Hotel Properties, Inc.	4,530	55,538
Sunstone Hotel Investors, Inc.	9,740	131,587
Tanger Factory Outlet Centers, Inc.	4,016	64,738
Terreno Realty Corp.	2,813	158,681
The GEO Group, Inc.	5,148	78,353
UMH Properties, Inc.	1,591	23,754
Uniti Group, Inc.	7,977	55,201
Universal Health Realty Income Trust (SBI)	559	66,650
Urban Edge Properties	5,086	107,365
Urstadt Biddle Properties, Inc. Class A	1,312	31,921
Washington Prime Group, Inc. (b)	8,290	34,984
Washington REIT (SBI)	3,466	107,515
Whitestone REIT Class B	1,602	22,812
Xenia Hotels & Resorts, Inc.	4,894	103,019
		6,520,072
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)	222	3,952
American Realty Investments, Inc. (a)	147	2,345
Consolidated-Tomoka Land Co.	222	14,201
Cushman & Wakefield PLC (a)	4,437	82,750
eXp World Holdings, Inc. (a)(b)	784	7,032
Forestar Group, Inc. (a)	483	9,071
FRP Holdings, Inc. (a)	294	15,223
Griffin Industrial Realty, Inc.	27	1,063
Kennedy-Wilson Holdings, Inc.	5,319	122,390
Marcus & Millichap, Inc. (a)	986	35,220
Maui Land & Pineapple, Inc. (a)	237	2,439
Newmark Group, Inc.	6,428	68,265
RE/MAX Holdings, Inc.	803	26,860
Realogy Holdings Corp. (b)	4,949	38,998
Redfin Corp. (a)	3,807	66,204
Stratus Properties, Inc. (a)	234	6,454
Tejon Ranch Co. (a)	924	14,858
The RMR Group, Inc.	667	32,283
The St. Joe Co. (a)	1,427	26,471
Transcontinental Realty Investors, Inc. (a)	54	1,703
		577,782

TOTAL REAL ESTATE		7,097,854

UTILITIES - 4.0%
Electric Utilities - 1.1%
Allete, Inc.	2,250	193,635
El Paso Electric Co.	1,761	117,476
Genie Energy Ltd. Class B	563	4,194
MGE Energy, Inc.	1,526	117,563
Otter Tail Corp.	1,704	96,583
PNM Resources, Inc.	3,458	180,335
Portland General Electric Co.	3,898	221,718
Spark Energy, Inc. Class A,	491	4,699
		936,203
Gas Utilities - 1.2%
Chesapeake Utilities Corp.	737	69,868
New Jersey Resources Corp.	3,845	167,642
Northwest Natural Holding Co.	1,329	92,179
ONE Gas, Inc.	2,256	209,447
RGC Resources, Inc.	293	8,547
South Jersey Industries, Inc.	3,980	127,997
Southwest Gas Holdings, Inc.	2,360	206,028
Spire, Inc.	2,148	180,561
		1,062,269
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. (a)	4,803	11,191
NRG Yield, Inc.:
Class A	1,401	24,055
Class C	3,318	60,155
Ormat Technologies, Inc.	1,721	131,760
Pattern Energy Group, Inc.	3,843	107,719
Sunnova Energy International, Inc.	549	5,830
Terraform Power, Inc.	3,186	54,098
		394,808
Multi-Utilities - 0.6%
Avista Corp.	2,826	135,733
Black Hills Corp.	2,647	208,663
NorthWestern Energy Corp.	2,194	159,109
Unitil Corp.	645	40,164
		543,669
Water Utilities - 0.6%
American States Water Co.	1,593	151,542
AquaVenture Holdings Ltd. (a)	594	11,654
Artesian Resources Corp. Class A	362	13,430
Cadiz, Inc. (a)	638	7,554
California Water Service Group	2,085	116,697
Consolidated Water Co., Inc.	669	11,734
Global Water Resources, Inc.	459	5,623
Middlesex Water Co.	700	47,075
Pure Cycle Corp. (a)	680	7,602
SJW Corp.	1,131	81,828
York Water Co.	569	25,059
		479,798

TOTAL UTILITIES		3,416,747

TOTAL COMMON STOCKS
(Cost $85,213,849)		85,567,004

Money Market Funds - 2.6%
Fidelity Cash Central Fund 1.83% (d)	430,421	430,507
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	1,764,845	1,765,021
TOTAL MONEY MARKET FUNDS
(Cost $2,195,528)		2,195,528
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $87,409,377)		87,762,532
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(1,862,311)
NET ASSETS - 100%		$85,900,221

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	4	Dec. 2019	$312,680	$16,753	$16,753

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $563,214.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,209
Fidelity Securities Lending Cash Central Fund	25,665
Total	$31,874

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,093,104	$2,093,104	$--	$--
Consumer Discretionary	9,392,301	9,392,301	--	--
Consumer Staples	2,510,381	2,510,381	--	--
Energy	2,639,058	2,639,058	--	--
Financials	15,504,179	15,504,179	--	--
Health Care	14,127,007	14,127,007	--	--
Industrials	13,870,516	13,870,516	--	--
Information Technology	11,633,014	11,633,014	--	--
Materials	3,282,843	3,282,551	--	292
Real Estate	7,097,854	7,097,854	--	--
Utilities	3,416,747	3,416,747	--	--
Money Market Funds	2,195,528	2,195,528	--	--
Total Investments in Securities:	$87,762,532	$87,762,240	$--	$292
Derivative Instruments:
Assets
Futures Contracts	$16,753	$16,753	$--	$--
Total Assets	$16,753	$16,753	$--	$--
Total Derivative Instruments:	$16,753	$16,753	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$16,753	$0
Total Equity Risk	16,753	0
Total Value of Derivatives	$16,753	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,712,117) — See accompanying schedule: Unaffiliated issuers (cost $85,213,849)	$85,567,004
Fidelity Central Funds (cost $2,195,528)	2,195,528
Total Investment in Securities (cost $87,409,377)		$87,762,532
Segregated cash with brokers for derivative instruments		19,500
Cash		5,192
Receivable for investments sold		119,445
Receivable for fund shares sold		178,842
Dividends receivable		30,852
Distributions receivable from Fidelity Central Funds		6,277
Total assets		88,122,640
Liabilities
Payable for investments purchased	$402,281
Payable for fund shares redeemed	51,785
Payable for daily variation margin on futures contracts	3,342
Other payables and accrued expenses	5
Collateral on securities loaned	1,765,006
Total liabilities		2,222,419
Net Assets		$85,900,221
Net Assets consist of:
Paid in capital		$84,348,929
Total accumulated earnings (loss)		1,551,292
Net Assets, for 7,448,921 shares outstanding		$85,900,221
Net Asset Value, offering price and redemption price per share ($85,900,221 ÷ 7,448,921 shares)		$11.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$531,119
Interest		310
Income from Fidelity Central Funds (including $25,665 from security lending)		31,874
Total income		563,303
Expenses
Independent trustees' fees and expenses	$150
Commitment fees	92
Total expenses before reductions	242
Expense reductions	(10)
Total expenses after reductions		232
Net investment income (loss)		563,071
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,262,779
Fidelity Central Funds	50
Futures contracts	(32,563)
Total net realized gain (loss)		1,230,266
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,270,057)
Futures contracts	3,739
Total change in net unrealized appreciation (depreciation)		(2,266,318)
Net gain (loss)		(1,036,052)
Net increase (decrease) in net assets resulting from operations		$(472,981)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$563,071	$825,097
Net realized gain (loss)	1,230,266	256,226
Change in net unrealized appreciation (depreciation)	(2,266,318)	2,477,025
Net increase (decrease) in net assets resulting from operations	(472,981)	3,558,348
Distributions to shareholders	(295,941)	(1,224,370)
Share transactions
Proceeds from sales of shares	24,624,538	49,620,872
Reinvestment of distributions	12,074	131,994
Cost of shares redeemed	(12,904,812)	(28,075,810)
Net increase (decrease) in net assets resulting from share transactions	11,731,800	21,677,056
Total increase (decrease) in net assets	10,962,878	24,011,034
Net Assets
Beginning of period	74,937,343	50,926,309
End of period	$85,900,221	$74,937,343
Other Information
Shares
Sold	2,183,404	4,332,111
Issued in reinvestment of distributions	1,087	12,361
Redeemed	(1,141,077)	(2,396,168)
Net increase (decrease)	1,043,414	1,948,304

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Small Cap Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.70	$11.43	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.16	.11	.02
Net realized and unrealized gain (loss)	(.20)	.35	1.10	.29
Total from investment operations	(.12)	.51	1.21	.31
Distributions from net investment income	(.05)	(.11)	(.06)	–
Distributions from net realized gain	–	(.12)	(.03)	–
Total distributions	(.05)	(.24)C	(.09)	–
Net asset value, end of period	$11.53	$11.70	$11.43	$10.31
Total ReturnD,E	(1.04)%	4.63%	11.72%	3.10%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	-%	- %I
Expenses net of all reductionsH	- %I	-%	-%	- %I
Net investment income (loss)	1.46%I	1.36%	.97%	1.38%I
Supplemental Data
Net assets, end of period (000 omitted)	$85,900	$74,937	$50,926	$619
Portfolio turnover rateJ	28%I	23%	34%K	2%L

 A For the period March 9, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.123 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Flex Small Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,995,216
Gross unrealized depreciation	(11,516,739)
Net unrealized appreciation (depreciation)	$(521,523)
Tax cost	$88,300,808

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $24,169,436 and $10,797,922, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $92 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $1,425 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $10.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Actual	- %-C	$1,000.00	$989.60	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreement with Geode (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including its size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, with which the Board is familiar through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

ZAP-SANN-1219
1.9881630.102

Fidelity® Series Large Cap Growth Index Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
Apple, Inc.	7.6
Microsoft Corp.	7.3
Amazon.com, Inc.	4.9
Facebook, Inc. Class A	3.1
Alphabet, Inc. Class C	2.7
Alphabet, Inc. Class A	2.4
Visa, Inc. Class A	2.2
MasterCard, Inc. Class A	1.7
UnitedHealth Group, Inc.	1.7
Merck & Co., Inc.	1.5
35.1

Top Market Sectors as of October 31, 2019

% of fund's net assets
Information Technology	37.0
Health Care	14.5
Consumer Discretionary	13.9
Communication Services	11.1
Industrials	9.6
Consumer Staples	4.7
Financials	3.1
Real Estate	2.5
Materials	1.4
Energy	0.3

Asset Allocation (% of fund's net assets)

As of October 31, 2019 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 1.7%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 0.0%
Zayo Group Holdings, Inc. (a)	4,687	$160,014
Entertainment - 1.2%
Activision Blizzard, Inc.	340	19,050
Electronic Arts, Inc. (a)	5,219	503,112
Live Nation Entertainment, Inc. (a)	2,651	186,896
Netflix, Inc. (a)	8,423	2,420,854
Spotify Technology SA (a)	2,461	355,122
Take-Two Interactive Software, Inc. (a)	1,004	120,831
The Madison Square Garden Co. (a)	27	7,207
World Wrestling Entertainment, Inc. Class A	896	50,212
Zynga, Inc. (a)	3,976	24,532
		3,687,816
Interactive Media & Services - 8.5%
Alphabet, Inc.:
Class A (a)	5,716	7,195,301
Class C (a)	6,245	7,869,387
Facebook, Inc. Class A (a)	48,002	9,199,583
IAC/InterActiveCorp (a)	890	202,253
Match Group, Inc. (b)	1,173	85,617
TripAdvisor, Inc. (a)	1,994	80,558
Twitter, Inc. (a)	15,717	471,038
		25,103,737
Media - 1.3%
Altice U.S.A., Inc. Class A (a)	6,507	201,392
AMC Networks, Inc. Class A (a)	773	33,664
Cable One, Inc.	90	119,283
CBS Corp. Class B	6,107	220,096
Charter Communications, Inc. Class A (a)	1,796	840,277
Comcast Corp. Class A	40,835	1,830,225
Fox Corp.:
Class A	280	8,971
Class B	294	9,185
Interpublic Group of Companies, Inc.	668	14,529
Nexstar Broadcasting Group, Inc. Class A	707	68,784
Omnicom Group, Inc.	2,337	180,393
Sinclair Broadcast Group, Inc. Class A	1,071	42,669
Sirius XM Holdings, Inc. (b)	25,241	169,620
The New York Times Co. Class A	567	17,520
		3,756,608
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	2,815	232,688

TOTAL COMMUNICATION SERVICES		32,940,863

CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.0%
Aptiv PLC	321	28,746
Automobiles - 0.3%
Tesla, Inc. (a)(b)	2,781	875,793
Distributors - 0.1%
LKQ Corp. (a)	828	28,144
Pool Corp.	795	164,883
		193,027
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	1,190	176,739
Grand Canyon Education, Inc. (a)	82	7,541
H&R Block, Inc.	577	14,419
Service Corp. International	1,315	59,806
ServiceMaster Global Holdings, Inc. (a)	401	16,192
		274,697
Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc. (a)	529	411,647
Choice Hotels International, Inc.	270	23,890
Darden Restaurants, Inc.	2,521	283,033
Domino's Pizza, Inc.	846	229,791
Dunkin' Brands Group, Inc.	1,582	124,377
Hilton Grand Vacations, Inc. (a)	233	8,092
Hilton Worldwide Holdings, Inc.	5,854	567,604
Las Vegas Sands Corp.	3,353	207,350
Marriott International, Inc. Class A	5,447	689,318
McDonald's Corp.	2,584	508,273
MGM Mirage, Inc.	834	23,769
Norwegian Cruise Line Holdings Ltd. (a)	812	41,217
Planet Fitness, Inc. (a)	1,742	110,896
Six Flags Entertainment Corp.	138	5,822
Starbucks Corp.	23,969	2,026,819
Vail Resorts, Inc.	738	171,489
Wendy's Co.	3,796	80,399
Wyndham Hotels & Resorts, Inc.	530	28,604
Wynn Resorts Ltd.	1,598	193,901
Yum China Holdings, Inc.	6,013	255,553
Yum! Brands, Inc.	5,628	572,424
		6,564,268
Household Durables - 0.3%
Lennar Corp.:
Class A	2,367	141,073
Class B	122	5,736
NVR, Inc. (a)	66	240,015
Roku, Inc. Class A (a)	1,761	259,219
Tempur Sealy International, Inc. (a)	940	85,493
		731,536
Internet & Direct Marketing Retail - 5.9%
Amazon.com, Inc. (a)	8,179	14,531,302
eBay, Inc.	16,080	566,820
Etsy, Inc. (a)	2,505	111,447
Expedia, Inc.	2,420	330,717
GrubHub, Inc. (a)(b)	1,894	64,510
The Booking Holdings, Inc. (a)	855	1,751,698
Wayfair LLC Class A (a)(b)	1,290	106,077
		17,462,571
Leisure Products - 0.1%
Hasbro, Inc.	2,293	223,132
Mattel, Inc. (a)	4,876	58,219
Polaris, Inc.	1,049	103,484
		384,835
Multiline Retail - 0.4%
Dollar General Corp.	5,053	810,198
Dollar Tree, Inc. (a)	2,476	273,350
Nordstrom, Inc. (b)	2,170	77,903
Ollie's Bargain Outlet Holdings, Inc. (a)	1,077	68,799
Target Corp.	538	57,518
		1,287,768
Specialty Retail - 3.3%
Advance Auto Parts, Inc.	339	55,081
AutoZone, Inc. (a)	504	576,768
Best Buy Co., Inc.	949	68,167
Burlington Stores, Inc. (a)	1,348	259,045
CarMax, Inc. (a)	1,605	149,538
Carvana Co. Class A (a)(b)	918	74,431
Five Below, Inc. (a)	1,127	140,999
Floor & Decor Holdings, Inc. Class A (a)	1,377	63,108
L Brands, Inc.	666	11,349
Lowe's Companies, Inc.	16,209	1,809,086
O'Reilly Automotive, Inc. (a)	1,503	654,572
Ross Stores, Inc.	7,177	787,102
The Home Depot, Inc.	13,022	3,054,701
TJX Companies, Inc.	25,117	1,447,995
Tractor Supply Co.	2,453	233,084
Ulta Beauty, Inc. (a)	1,119	260,895
Williams-Sonoma, Inc. (b)	268	17,900
		9,663,821
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	1,100	34,177
Carter's, Inc.	404	40,497
Columbia Sportswear Co.	402	36,361
Hanesbrands, Inc.	5,699	86,682
lululemon athletica, Inc. (a)	2,360	482,077
NIKE, Inc. Class B	25,575	2,290,241
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,004	37,519
Under Armour, Inc.:
Class A (sub. vtg.) (a)	2,979	61,516
Class C (non-vtg.) (a)	2,136	39,516
VF Corp.	6,376	524,681
		3,633,267

TOTAL CONSUMER DISCRETIONARY		41,100,329

CONSUMER STAPLES - 4.7%
Beverages - 2.3%
Brown-Forman Corp.:
Class A	741	46,053
Class B (non-vtg.)	3,397	222,571
Monster Beverage Corp. (a)	7,580	425,465
PepsiCo, Inc.	23,393	3,208,818
The Coca-Cola Co.	54,085	2,943,847
		6,846,754
Food & Staples Retailing - 1.2%
Casey's General Stores, Inc.	149	25,451
Costco Wholesale Corp.	8,768	2,605,060
Sprouts Farmers Market LLC (a)	600	11,646
Sysco Corp.	9,728	776,975
		3,419,132
Food Products - 0.3%
Campbell Soup Co.	1,836	85,025
Kellogg Co.	1,795	114,036
Lamb Weston Holdings, Inc.	725	56,579
McCormick & Co., Inc. (non-vtg.)	1,590	255,497
Pilgrim's Pride Corp. (a)	283	8,592
Post Holdings, Inc. (a)	534	54,949
The Hershey Co.	2,541	373,197
TreeHouse Foods, Inc. (a)	89	4,808
		952,683
Household Products - 0.3%
Church & Dwight Co., Inc.	5,018	350,959
Clorox Co.	2,087	308,229
Procter & Gamble Co.	3,012	375,024
		1,034,212
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	4,449	828,715
Herbalife Nutrition Ltd. (a)	287	12,820
		841,535
Tobacco - 0.3%
Altria Group, Inc.	18,796	841,873

TOTAL CONSUMER STAPLES		13,936,189

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Cabot Oil & Gas Corp.	5,311	98,997
Cheniere Energy, Inc. (a)	2,775	170,801
Diamondback Energy, Inc.	637	54,629
Equitrans Midstream Corp.	387	5,387
ONEOK, Inc.	2,719	189,868
Parsley Energy, Inc. Class A	2,865	45,296
Pioneer Natural Resources Co.	1,470	180,839
		745,817
FINANCIALS - 3.1%
Banks - 0.1%
Comerica, Inc.	145	9,486
First Republic Bank	561	59,668
Prosperity Bancshares, Inc.	207	14,287
Signature Bank	527	62,355
SVB Financial Group (a)	72	15,947
Synovus Financial Corp.	148	5,013
Western Alliance Bancorp.	191	9,422
		176,178
Capital Markets - 1.7%
Ameriprise Financial, Inc.	344	51,906
Cboe Global Markets, Inc.	562	64,714
Charles Schwab Corp.	14,542	592,005
E*TRADE Financial Corp.	766	32,011
Evercore, Inc. Class A	270	19,883
FactSet Research Systems, Inc.	791	200,534
Interactive Brokers Group, Inc.	367	17,451
Intercontinental Exchange, Inc.	4,648	438,399
Lazard Ltd. Class A	744	27,774
LPL Financial	1,710	138,236
MarketAxess Holdings, Inc.	761	280,497
Moody's Corp.	3,427	756,305
Morningstar, Inc.	414	67,002
MSCI, Inc.	1,711	401,332
Raymond James Financial, Inc.	607	50,678
S&P Global, Inc.	5,122	1,321,425
SEI Investments Co.	1,376	82,450
T. Rowe Price Group, Inc.	1,408	163,046
TD Ameritrade Holding Corp.	4,909	188,407
Virtu Financial, Inc. Class A	377	6,394
		4,900,449
Consumer Finance - 0.4%
American Express Co.	7,960	933,549
Credit Acceptance Corp. (a)	186	81,433
Discover Financial Services	2,289	183,715
Synchrony Financial	3,606	127,544
		1,326,241
Diversified Financial Services - 0.0%
Voya Financial, Inc.	185	9,983
Insurance - 0.9%
Alleghany Corp. (a)	27	21,014
Aon PLC	4,857	938,178
Arch Capital Group Ltd. (a)	971	40,549
Arthur J. Gallagher & Co.	771	70,331
Athene Holding Ltd. (a)	1,143	49,549
Axis Capital Holdings Ltd.	111	6,597
Brown & Brown, Inc.	367	13,829
Erie Indemnity Co. Class A (b)	331	60,993
Everest Re Group Ltd.	246	63,244
Kemper Corp.	212	15,239
Markel Corp. (a)	21	24,591
Marsh & McLennan Companies, Inc.	9,238	957,242
Primerica, Inc.	613	77,348
Progressive Corp.	3,948	275,176
RenaissanceRe Holdings Ltd.	339	63,454
The Travelers Companies, Inc.	818	107,207
		2,784,541
Thrifts & Mortgage Finance - 0.0%
LendingTree, Inc. (a)	157	56,496

TOTAL FINANCIALS		9,253,888

HEALTH CARE - 14.5%
Biotechnology - 3.4%
AbbVie, Inc.	30,574	2,432,162
Agios Pharmaceuticals, Inc. (a)	40	1,203
Alexion Pharmaceuticals, Inc. (a)	3,213	338,650
Alnylam Pharmaceuticals, Inc. (a)	1,827	158,474
Amgen, Inc.	10,993	2,344,257
Biogen, Inc. (a)	1,177	351,582
BioMarin Pharmaceutical, Inc. (a)	3,550	259,896
Celgene Corp. (a)	14,072	1,520,198
Exact Sciences Corp. (a)	2,630	228,810
Exelixis, Inc. (a)	2,488	38,440
Gilead Sciences, Inc.	2,915	185,715
Incyte Corp. (a)	3,507	294,307
Ionis Pharmaceuticals, Inc. (a)	2,629	146,488
Moderna, Inc. (b)	3,817	63,935
Neurocrine Biosciences, Inc. (a)	1,858	184,852
Regeneron Pharmaceuticals, Inc. (a)	271	83,002
Sage Therapeutics, Inc. (a)	1,037	140,669
Sarepta Therapeutics, Inc. (a)	1,449	120,354
Seattle Genetics, Inc. (a)	2,367	254,216
Vertex Pharmaceuticals, Inc. (a)	5,123	1,001,444
		10,148,654
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	15,482	1,294,450
Abiomed, Inc. (a)	912	189,313
Align Technology, Inc. (a)	1,576	397,609
Baxter International, Inc.	4,690	359,723
Becton, Dickinson & Co.	455	116,480
Boston Scientific Corp. (a)	28,724	1,197,791
Cantel Medical Corp.	391	28,500
Danaher Corp.	687	94,682
DexCom, Inc. (a)	1,865	287,658
Edwards Lifesciences Corp. (a)	4,291	1,022,889
Hill-Rom Holdings, Inc.	702	73,492
Hologic, Inc. (a)	4,385	211,839
ICU Medical, Inc. (a)	109	17,615
IDEXX Laboratories, Inc. (a)	1,692	482,237
Insulet Corp. (a)	1,224	177,872
Intuitive Surgical, Inc. (a)	2,290	1,266,256
Masimo Corp. (a)	964	140,542
Penumbra, Inc. (a)(b)	644	100,445
ResMed, Inc.	2,916	431,335
STERIS PLC	91	12,883
Stryker Corp.	7,111	1,537,896
Teleflex, Inc.	943	327,608
The Cooper Companies, Inc.	123	35,793
Varian Medical Systems, Inc. (a)	1,869	225,794
West Pharmaceutical Services, Inc.	1,142	164,265
		10,194,967
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	3,123	266,642
Anthem, Inc.	1,557	418,958
Centene Corp. (a)	7,059	374,692
Chemed Corp.	324	127,627
Cigna Corp.	2,362	421,523
Encompass Health Corp.	1,022	65,428
Guardant Health, Inc.	760	52,820
HCA Holdings, Inc.	3,339	445,890
Henry Schein, Inc. (a)	297	18,588
Humana, Inc.	1,195	351,569
Laboratory Corp. of America Holdings (a)	111	18,289
McKesson Corp.	412	54,796
Molina Healthcare, Inc. (a)	996	117,169
UnitedHealth Group, Inc.	19,554	4,941,296
Wellcare Health Plans, Inc. (a)	939	278,507
		7,953,794
Health Care Technology - 0.3%
Cerner Corp.	6,351	426,279
Change Healthcare, Inc.	457	6,042
Veeva Systems, Inc. Class A (a)	2,682	380,388
		812,709
Life Sciences Tools & Services - 1.4%
Adaptive Biotechnologies Corp.	195	5,083
Agilent Technologies, Inc.	568	43,026
Avantor, Inc.	3,445	48,953
Bio-Techne Corp.	773	160,915
Bruker Corp.	2,110	93,895
Charles River Laboratories International, Inc. (a)	999	129,850
Illumina, Inc. (a)	2,932	866,465
IQVIA Holdings, Inc. (a)	1,603	231,505
Mettler-Toledo International, Inc. (a)	505	355,995
PerkinElmer, Inc.	506	43,496
PRA Health Sciences, Inc. (a)	1,288	125,850
Thermo Fisher Scientific, Inc.	5,630	1,700,147
Waters Corp. (a)	1,361	288,015
		4,093,195
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	13,850	794,575
Eli Lilly & Co.	17,769	2,024,778
Horizon Pharma PLC (a)	393	11,362
Jazz Pharmaceuticals PLC (a)	999	125,504
Johnson & Johnson	8,304	1,096,460
Merck & Co., Inc.	50,493	4,375,723
Nektar Therapeutics (a)(b)	478	8,186
Zoetis, Inc. Class A	9,903	1,266,792
		9,703,380

TOTAL HEALTH CARE		42,906,699

INDUSTRIALS - 9.6%
Aerospace & Defense - 3.1%
BWX Technologies, Inc.	1,437	83,490
General Dynamics Corp.	332	58,698
Harris Corp.	2,296	473,688
HEICO Corp.	759	93,615
HEICO Corp. Class A	1,616	153,956
Hexcel Corp.	1,604	119,690
Huntington Ingalls Industries, Inc.	660	148,936
Lockheed Martin Corp.	5,135	1,934,252
Northrop Grumman Corp.	3,272	1,153,315
Raytheon Co.	3,582	760,136
Spirit AeroSystems Holdings, Inc. Class A	1,894	154,967
The Boeing Co.	10,944	3,719,975
TransDigm Group, Inc.	826	434,707
		9,289,425
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (b)	2,126	160,811
Expeditors International of Washington, Inc.	2,564	187,018
United Parcel Service, Inc. Class B	14,467	1,666,164
XPO Logistics, Inc. (a)	1,090	83,276
		2,097,269
Airlines - 0.2%
Alaska Air Group, Inc.	1,140	79,150
American Airlines Group, Inc.	530	15,932
Delta Air Lines, Inc.	2,367	130,374
JetBlue Airways Corp. (a)	492	9,496
Southwest Airlines Co.	5,983	335,826
United Continental Holdings, Inc. (a)	920	83,573
		654,351
Building Products - 0.2%
A.O. Smith Corp.	423	21,015
Allegion PLC	1,462	169,650
Armstrong World Industries, Inc.	996	93,156
Fortune Brands Home & Security, Inc.	903	54,225
Lennox International, Inc.	657	162,516
		500,562
Commercial Services & Supplies - 0.6%
Cintas Corp.	1,654	444,380
Copart, Inc. (a)	4,071	336,427
IAA Spinco, Inc. (a)	2,459	93,811
KAR Auction Services, Inc.	2,351	58,446
Republic Services, Inc.	211	18,465
Rollins, Inc.	2,878	109,681
Waste Management, Inc.	6,845	768,077
		1,829,287
Construction & Engineering - 0.0%
Quanta Services, Inc.	603	25,356
Electrical Equipment - 0.4%
Acuity Brands, Inc.	195	24,334
AMETEK, Inc.	3,740	342,771
Emerson Electric Co.	1,099	77,095
Hubbell, Inc. Class B	605	85,729
Rockwell Automation, Inc.	2,395	411,916
Sensata Technologies, Inc. PLC (a)	1,352	69,209
		1,011,054
Industrial Conglomerates - 1.0%
3M Co.	8,847	1,459,667
Carlisle Companies, Inc.	996	151,661
Honeywell International, Inc.	7,291	1,259,374
Roper Technologies, Inc.	328	110,523
		2,981,225
Machinery - 1.3%
Allison Transmission Holdings, Inc.	2,233	97,381
Caterpillar, Inc.	876	120,713
Deere & Co.	726	126,426
Donaldson Co., Inc.	2,621	138,232
Dover Corp.	1,295	134,538
Flowserve Corp.	527	25,739
Fortive Corp.	1,371	94,599
Graco, Inc.	3,364	152,053
IDEX Corp.	789	122,713
Illinois Tool Works, Inc.	6,724	1,133,532
Ingersoll-Rand PLC	4,690	595,114
Lincoln Electric Holdings, Inc.	1,125	100,766
Middleby Corp. (a)	1,137	137,520
Nordson Corp.	1,067	167,316
Toro Co.	2,180	168,143
WABCO Holdings, Inc. (a)	903	121,562
Westinghouse Air Brake Co.	1,020	70,757
Woodward, Inc.	928	98,980
Xylem, Inc.	3,673	281,682
		3,887,766
Professional Services - 0.7%
CoStar Group, Inc. (a)	746	409,942
Equifax, Inc.	2,100	287,091
IHS Markit Ltd. (a)	5,222	365,644
Nielsen Holdings PLC	828	16,692
Robert Half International, Inc.	2,382	136,417
TransUnion Holding Co., Inc.	3,879	320,483
Verisk Analytics, Inc.	3,220	465,934
		2,002,203
Road & Rail - 1.1%
CSX Corp.	5,117	359,572
Genesee & Wyoming, Inc. Class A (a)	208	23,094
J.B. Hunt Transport Services, Inc.	455	53,490
Landstar System, Inc.	705	79,771
Lyft, Inc.	66	2,735
Norfolk Southern Corp.	735	133,770
Old Dominion Freight Lines, Inc.	555	101,054
Uber Technologies, Inc. (b)	363	11,435
Union Pacific Corp.	14,658	2,425,313
		3,190,234
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	136	5,981
Fastenal Co.	10,324	371,045
United Rentals, Inc. (a)	1,140	152,270
W.W. Grainger, Inc.	904	279,191
		808,487

TOTAL INDUSTRIALS		28,277,219

INFORMATION TECHNOLOGY - 37.0%
Communications Equipment - 1.7%
Arista Networks, Inc. (a)	1,226	299,843
Cisco Systems, Inc.	85,740	4,073,507
F5 Networks, Inc. (a)	1,143	164,683
Motorola Solutions, Inc.	2,521	419,293
Ubiquiti, Inc. (b)	309	39,116
		4,996,442
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	6,032	605,191
CDW Corp.	2,995	383,090
Cognex Corp.	3,379	173,985
Corning, Inc.	4,913	145,572
Dolby Laboratories, Inc. Class A	156	10,035
FLIR Systems, Inc.	211	10,879
IPG Photonics Corp. (a)	47	6,311
Jabil, Inc.	596	21,945
Keysight Technologies, Inc. (a)	3,869	390,421
National Instruments Corp.	85	3,518
Trimble, Inc. (a)	801	31,912
Zebra Technologies Corp. Class A (a)	1,105	262,846
		2,045,705
IT Services - 9.2%
Accenture PLC Class A	13,225	2,452,180
Akamai Technologies, Inc. (a)	3,031	262,182
Alliance Data Systems Corp.	70	7,000
Automatic Data Processing, Inc.	8,727	1,415,781
Black Knight, Inc. (a)	2,978	191,188
Booz Allen Hamilton Holding Corp. Class A	2,827	198,936
Broadridge Financial Solutions, Inc.	2,336	292,514
Cognizant Technology Solutions Corp. Class A	509	31,018
CoreLogic, Inc. (a)	84	3,401
EPAM Systems, Inc. (a)	1,076	189,333
Euronet Worldwide, Inc. (a)	1,033	144,692
Fidelity National Information Services, Inc.	7,759	1,022,326
Fiserv, Inc. (a)	11,218	1,190,679
FleetCor Technologies, Inc. (a)	1,762	518,416
Gartner, Inc. (a)	1,807	278,423
Genpact Ltd.	3,605	141,208
Global Payments, Inc.	6,192	1,047,563
GoDaddy, Inc. (a)	3,636	236,449
IBM Corp.	11,111	1,485,874
Jack Henry & Associates, Inc.	1,399	198,042
MasterCard, Inc. Class A	18,616	5,153,095
MongoDB, Inc. Class A (a)(b)	856	109,371
Okta, Inc. (a)	2,110	230,138
Paychex, Inc.	6,387	534,209
PayPal Holdings, Inc. (a)	23,504	2,446,766
Sabre Corp.	896	21,038
Square, Inc. (a)	7,013	430,809
Switch, Inc. Class A	1,263	18,655
The Western Union Co.	1,894	47,464
Twilio, Inc. Class A (a)	2,471	238,600
VeriSign, Inc. (a)	1,413	268,498
Visa, Inc. Class A	36,089	6,454,879
WEX, Inc. (a)	889	168,181
		27,428,908
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. (a)	19,869	674,155
Analog Devices, Inc.	591	63,018
Applied Materials, Inc.	9,508	515,904
Broadcom, Inc.	7,676	2,247,917
Cree, Inc. (a)	64	3,055
Entegris, Inc.	2,549	122,352
KLA-Tencor Corp.	3,108	525,376
Lam Research Corp.	2,484	673,263
Maxim Integrated Products, Inc.	1,543	90,512
Microchip Technology, Inc. (b)	1,038	97,873
Monolithic Power Systems, Inc.	794	119,036
NVIDIA Corp.	11,615	2,334,847
Qualcomm, Inc.	24,225	1,948,659
Teradyne, Inc.	3,381	206,985
Texas Instruments, Inc.	18,581	2,192,372
Universal Display Corp.	857	171,554
Xilinx, Inc.	4,980	451,885
		12,438,763
Software - 13.4%
2U, Inc. (a)	383	6,865
Adobe, Inc. (a)	9,796	2,722,602
Alteryx, Inc. Class A (a)	948	86,742
Anaplan, Inc.	1,752	82,694
ANSYS, Inc. (a)	1,745	384,162
Aspen Technology, Inc. (a)	1,461	168,176
Atlassian Corp. PLC (a)	2,185	263,926
Autodesk, Inc. (a)	3,394	500,140
Avalara, Inc. (a)	951	67,521
Cadence Design Systems, Inc. (a)	5,613	366,810
CDK Global, Inc.	2,534	128,068
Ceridian HCM Holding, Inc. (a)	1,348	65,041
Citrix Systems, Inc.	2,274	247,548
Coupa Software, Inc. (a)	1,276	175,437
DocuSign, Inc. (a)	3,174	210,087
Dropbox, Inc. Class A (a)	4,440	88,001
Dynatrace, Inc.	682	13,797
Elastic NV	933	67,185
Fair Isaac Corp. (a)	595	180,904
FireEye, Inc. (a)	4,073	64,516
Fortinet, Inc. (a)	2,974	242,559
Guidewire Software, Inc. (a)	1,713	193,124
HubSpot, Inc. (a)	837	129,819
Intuit, Inc.	5,005	1,288,788
Manhattan Associates, Inc. (a)	1,367	102,457
Medallia, Inc.	289	8,404
Microsoft Corp.	150,378	21,559,694
New Relic, Inc. (a)	1,000	64,060
Nutanix, Inc. Class A (a)	2,871	83,891
Oracle Corp.	46,482	2,532,804
Pagerduty, Inc.	187	4,299
Palo Alto Networks, Inc. (a)	1,945	442,274
Parametric Technology Corp. (a)	2,164	144,793
Paycom Software, Inc. (a)	1,029	217,664
Paylocity Holding Corp. (a)	691	70,897
Pegasystems, Inc.	816	61,371
Pluralsight, Inc. (a)(b)	1,159	20,955
Proofpoint, Inc. (a)	1,152	132,906
RealPage, Inc. (a)	1,690	102,330
RingCentral, Inc. (a)	1,489	240,503
Salesforce.com, Inc. (a)	17,002	2,660,643
ServiceNow, Inc. (a)	3,871	957,143
Smartsheet, Inc. (a)	1,832	72,181
SolarWinds, Inc. (a)(b)	240	4,548
Splunk, Inc. (a)	3,118	374,035
SS&C Technologies Holdings, Inc.	4,171	216,934
Synopsys, Inc. (a)	3,014	409,151
Teradata Corp. (a)	2,332	69,797
The Trade Desk, Inc. (a)(b)	801	160,841
Tyler Technologies, Inc. (a)	791	212,399
VMware, Inc. Class A	1,600	253,232
Workday, Inc. Class A (a)	3,196	518,263
Zendesk, Inc. (a)	2,295	162,142
Zscaler, Inc. (a)	1,306	57,438
		39,662,561
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	90,254	22,451,572
Dell Technologies, Inc. (a)	2,285	120,854
HP, Inc.	1,629	28,296
NCR Corp. (a)	2,523	73,697
NetApp, Inc.	4,872	272,247
Pure Storage, Inc. Class A (a)	4,838	94,147
		23,040,813

TOTAL INFORMATION TECHNOLOGY		109,613,192

MATERIALS - 1.4%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	654	139,472
Axalta Coating Systems Ltd. (a)	1,293	38,131
CF Industries Holdings, Inc.	407	18,457
Ecolab, Inc.	5,236	1,005,679
Element Solutions, Inc. (a)	1,424	15,465
NewMarket Corp.	127	61,657
PPG Industries, Inc.	1,591	199,066
RPM International, Inc.	401	29,044
Sherwin-Williams Co.	1,718	983,246
The Scotts Miracle-Gro Co. Class A	811	81,416
W.R. Grace & Co.	1,153	76,617
		2,648,250
Construction Materials - 0.2%
Eagle Materials, Inc.	703	64,212
Martin Marietta Materials, Inc.	388	101,621
Vulcan Materials Co.	2,483	354,746
		520,579
Containers & Packaging - 0.3%
Aptargroup, Inc.	518	61,202
Avery Dennison Corp.	1,621	207,261
Ball Corp.	6,821	477,265
Berry Global Group, Inc. (a)	943	39,144
Crown Holdings, Inc. (a)	1,556	113,339
Sealed Air Corp.	211	8,813
		907,024
Metals & Mining - 0.0%
Royal Gold, Inc.	407	46,984
Southern Copper Corp.	1,110	39,494
		86,478

TOTAL MATERIALS		4,162,331

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Homes 4 Rent Class A	2,333	61,755
American Tower Corp.	9,102	1,984,964
Americold Realty Trust	3,985	159,759
Brookfield Property REIT, Inc. Class A	1,176	22,226
Colony Capital, Inc.	50	280
CoreSite Realty Corp.	579	68,033
Crown Castle International Corp.	8,578	1,190,541
Equinix, Inc.	1,737	984,497
Equity Lifestyle Properties, Inc.	3,607	252,274
Extra Space Storage, Inc.	2,052	230,378
Iron Mountain, Inc.	594	19,483
Lamar Advertising Co. Class A	1,737	138,977
Outfront Media, Inc.	407	10,708
Public Storage	2,314	515,698
SBA Communications Corp. Class A	2,320	558,308
Simon Property Group, Inc.	5,625	847,575
Sun Communities, Inc.	441	71,729
UDR, Inc.	197	9,899
		7,127,084
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	2,664	142,657
Howard Hughes Corp. (a)	233	26,054
Jones Lang LaSalle, Inc.	101	14,799
		183,510

TOTAL REAL ESTATE		7,310,594

TOTAL COMMON STOCKS
(Cost $270,366,903)		290,247,121

Money Market Funds - 2.2%
Fidelity Cash Central Fund 1.83% (c)	5,206,606	5,207,648
Fidelity Securities Lending Cash Central Fund 1.84% (c)(d)	1,283,768	1,283,896
TOTAL MONEY MARKET FUNDS
(Cost $6,491,544)		6,491,544
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $276,858,447)		296,738,665
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(890,787)
NET ASSETS - 100%		$295,847,878

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	35	Dec. 2019	$5,663,175	$233,826	$233,826

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,034
Fidelity Securities Lending Cash Central Fund	1,267
Total	$22,301

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$32,940,863	$32,940,863	$--	$--
Consumer Discretionary	41,100,329	41,100,329	--	--
Consumer Staples	13,936,189	13,936,189	--	--
Energy	745,817	745,817	--	--
Financials	9,253,888	9,253,888	--	--
Health Care	42,906,699	42,906,699	--	--
Industrials	28,277,219	28,277,219	--	--
Information Technology	109,613,192	109,613,192	--	--
Materials	4,162,331	4,162,331	--	--
Real Estate	7,310,594	7,310,594	--	--
Money Market Funds	6,491,544	6,491,544	--	--
Total Investments in Securities:	$296,738,665	$296,738,665	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$233,826	$233,826	$--	$--
Total Assets	$233,826	$233,826	$--	$--
Total Derivative Instruments:	$233,826	$233,826	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$233,826	$0
Total Equity Risk	233,826	0
Total Value of Derivatives	$233,826	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,218,141) — See accompanying schedule: Unaffiliated issuers (cost $270,366,903)	$290,247,121
Fidelity Central Funds (cost $6,491,544)	6,491,544
Total Investment in Securities (cost $276,858,447)		$296,738,665
Segregated cash with brokers for derivative instruments		281,200
Cash		27,798
Receivable for investments sold		7,233,984
Receivable for fund shares sold		36,305
Dividends receivable		129,043
Distributions receivable from Fidelity Central Funds		9,906
Total assets		304,456,901
Liabilities
Payable for investments purchased	$14,287
Payable for fund shares redeemed	7,286,933
Payable for daily variation margin on futures contracts	14,971
Other payables and accrued expenses	8,876
Collateral on securities loaned	1,283,956
Total liabilities		8,609,023
Net Assets		$295,847,878
Net Assets consist of:
Paid in capital		$273,589,304
Total accumulated earnings (loss)		22,258,574
Net Assets, for 26,914,141 shares outstanding		$295,847,878
Net Asset Value, offering price and redemption price per share ($295,847,878 ÷ 26,914,141 shares)		$10.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$1,682,575
Interest		744
Income from Fidelity Central Funds (including $1,267 from security lending)		22,301
Total income		1,705,620
Expenses
Custodian fees and expenses	$7,945
Independent trustees' fees and expenses	468
Commitment fees	318
Total expenses before reductions	8,731
Expense reductions	(78)
Total expenses after reductions		8,653
Net investment income (loss)		1,696,967
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	794,514
Fidelity Central Funds	(60)
Futures contracts	(39,074)
Total net realized gain (loss)		755,380
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	9,948,790
Futures contracts	200,034
Total change in net unrealized appreciation (depreciation)		10,148,824
Net gain (loss)		10,904,204
Net increase (decrease) in net assets resulting from operations		$12,601,171

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	For the period August 17, 2018 (commencement of operations) to April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,696,967	$229,252
Net realized gain (loss)	755,380	(180,570)
Change in net unrealized appreciation (depreciation)	10,148,824	9,965,220
Net increase (decrease) in net assets resulting from operations	12,601,171	10,013,902
Distributions to shareholders	(327,163)	(29,337)
Share transactions
Proceeds from sales of shares	59,037,328	261,517,644
Reinvestment of distributions	327,163	29,337
Cost of shares redeemed	(39,614,655)	(7,707,512)
Net increase (decrease) in net assets resulting from share transactions	19,749,836	253,839,469
Total increase (decrease) in net assets	32,023,844	263,824,034
Net Assets
Beginning of period	263,824,034	–
End of period	$295,847,878	$263,824,034
Other Information
Shares
Sold	5,546,980	25,774,808
Issued in reinvestment of distributions	31,794	3,248
Redeemed	(3,701,162)	(741,527)
Net increase (decrease)	1,877,612	25,036,529

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Large Cap Growth Index Fund

	Six months ended (Unaudited) October 31,	Year endedApril 30,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.06
Net realized and unrealized gain (loss)	.39	.53
Total from investment operations	.46	.59
Distributions from net investment income	(.01)	(.05)
Distributions from net realized gain	(.01)	–
Total distributions	(.01)C	(.05)
Net asset value, end of period	$10.99	$10.54
Total ReturnD,E	4.40%	5.97%
Ratios to Average Net AssetsF,G
Expenses before reductions	.01%H	.05%H
Expenses net of fee waivers, if any	.01%H	.01%H
Expenses net of all reductions	.01%H	.01%H
Net investment income (loss)	1.27%H	.85%H
Supplemental Data
Net assets, end of period (000 omitted)	$295,848	$263,824
Portfolio turnover rateI	50%H	21%H

 A For the period August 17, 2018 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Series Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$26,794,453
Gross unrealized depreciation	(6,950,954)
Net unrealized appreciation (depreciation)	$19,843,499
Tax cost	$277,128,992

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $83,979,806 and $66,260,739, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $318 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $120. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $32 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $78.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Actual	.01%	$1,000.00	$1,044.00	$.05
Hypothetical-C		$1,000.00	$1,025.09	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Large Cap Growth Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreement with Geode (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.014% through August 31, 2022.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

CGI-SANN-1219
1.9891256.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 23, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 23, 2019